American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2026
unaudited
Common stocks 97.01% Information technology 30.61%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	9,784,200	$551,589
SK hynix, Inc.	527,180	286,729
Broadcom, Inc.	871,337	269,688
Micron Technology, Inc.	793,859	268,197
ASML Holding NV	91,027	120,487
ASML Holding NV (ADR)	61,703	81,499
Microsoft Corp.	466,354	172,630
NVIDIA Corp.	793,482	138,383
Samsung Electronics Co., Ltd.	1,018,831	114,445
Western Digital Corp.	287,228	77,692
EPAM Systems, Inc. (a)	548,565	74,276
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	33,066
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	25,405
Cloudflare, Inc., Class A (a)	275,652	56,878
Ciena Corp. (a)	130,589	50,699
Dassault Systemes SE	2,183,729	44,460
Corning, Inc.	322,001	43,783
Ubiquiti, Inc.	51,660	40,826
Intel Corp. (a)	902,119	39,811
KLA Corp.	22,600	33,277
Apple, Inc.	107,144	27,192
Hewlett Packard Enterprise Co.	1,027,837	24,473
Salesforce, Inc.	126,566	23,626
Capgemini SE	176,911	20,678
Check Point Software Technologies Ltd. (a)	79,736	11,390
Nemetschek SE	140,877	10,369
AppLovin Corp., Class A (a)	19,783	7,874
		2,649,422
Industrials 15.95%
Airbus SE, non-registered shares	534,011	100,301
Siemens AG	339,350	80,491
Saab AB, Class B	1,217,750	79,882
General Electric Co.	271,647	77,085
Boeing Co. (The) (a)	372,821	74,203
ATI, Inc. (a)	476,446	69,304
Comfort Systems USA, Inc.	49,770	68,632
Ryanair Holdings PLC (ADR)	1,180,370	68,225
Safran SA	202,077	66,088
FTAI Aviation, Ltd.	200,740	49,181
GT Capital Holdings, Inc.	5,411,899	46,548
TransDigm Group, Inc.	38,430	44,539
Core & Main, Inc., Class A (a)	886,607	43,798
Techtronic Industries Co., Ltd.	3,151,500	41,949
RS Group PLC	5,414,909	40,434
ASSA ABLOY AB, Class B	1,034,590	37,101
DSV A/S	153,094	36,575
American Funds Insurance Series — Page 1 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rocket Lab Corp. (a)	565,667	$36,327
The Toro Co.	373,724	34,921
PACCAR, Inc.	286,995	33,148
Hanwha Aerospace Co., Ltd.	40,475	32,980
Mitsubishi Heavy Industries, Ltd.	1,182,300	32,252
GE Vernova, Inc.	34,113	29,777
Copart, Inc. (a)	878,862	29,178
Mitsui & Co., Ltd.	676,500	26,045
Alliance Global Group, Inc.	156,400,700	23,081
Deere & Co.	39,278	22,125
Leonardo SpA	320,000	21,494
BAE Systems PLC	544,012	15,836
Crane Co.	58,935	10,078
Daikin Industries, Ltd.	76,900	9,329
		1,380,907
Financials 12.64%
Citigroup, Inc.	1,077,968	122,252
3i Group PLC	3,489,675	114,346
Aon PLC, Class A	331,084	106,867
Prudential PLC	4,660,938	64,998
Fiserv, Inc. (a)	1,031,889	57,579
Banco Bilbao Vizcaya Argentaria SA	2,578,162	56,272
Societe Generale	743,809	54,310
Ameriprise Financial, Inc.	104,697	46,527
Allianz SE	106,923	44,308
Adyen NV (a)	44,129	44,158
Visa, Inc., Class A	140,555	42,481
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	37,325
Aviva PLC	4,545,916	36,211
MS&AD Insurance Group Holdings, Inc. (b)	1,243,600	32,544
Brookfield Corp., Class A	783,094	31,692
Kinsale Capital Group, Inc.	77,000	26,308
UniCredit SpA	359,971	25,939
Apollo Asset Management, Inc.	173,851	19,371
HSBC Holdings PLC (GBP denominated)	1,163,368	19,036
CaixaBank SA, non-registered shares	1,557,890	18,692
CME Group, Inc., Class A	58,444	17,261
Arthur J. Gallagher & Co.	74,138	16,057
Shinhan Financial Group Co., Ltd.	224,722	12,958
Japan Post Insurance Co., Ltd.	1,078,950	10,900
HDFC Bank, Ltd.	1,328,758	10,565
Eurobank SA	2,512,864	10,090
Swissquote Group Holding, Ltd.	15,017	7,405
CVC Capital Partners PLC	542,527	7,113
		1,093,565
Consumer discretionary 12.18%
Starbucks Corp.	1,259,678	112,855
MercadoLibre, Inc. (a)	53,175	91,941
Prosus NV, Class N	1,846,586	84,413
LKQ Corp.	2,194,028	64,439
Inchcape PLC	6,234,573	61,668
Chipotle Mexican Grill, Inc. (a)	1,857,554	59,460
Renault SA	1,688,781	57,300
American Funds Insurance Series — Page 2 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Restaurant Brands International, Inc. (CAD denominated)	718,077	$53,137
Amazon.com, Inc. (a)	239,344	49,848
Booking Holdings, Inc.	11,574	48,730
MGM China Holdings, Ltd.	28,793,200	40,956
Trip.com Group, Ltd. (ADR) (a)	788,983	39,283
General Motors Co.	519,771	38,723
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,981
Alibaba Group Holding, Ltd. (ADR)	268,854	33,730
Entain PLC	4,066,641	30,708
Industria de Diseno Textil SA	501,952	28,860
Hermes International	12,384	23,652
Toll Brothers, Inc.	167,692	22,885
Carvana Co., Class A (a)	61,924	19,468
Ryohin Keikaku Co., Ltd.	721,500	15,344
Wynn Macau, Ltd.	21,430,000	14,994
Compagnie Financiere Richemont SA, Class A	73,191	13,042
O’Reilly Automotive, Inc. (a)	134,120	12,381
		1,053,798
Health care 9.24%
Vertex Pharmaceuticals, Inc. (a)	223,011	99,583
Eli Lilly and Co.	81,047	74,545
UnitedHealth Group, Inc.	260,134	70,390
Regeneron Pharmaceuticals, Inc.	83,600	64,593
Argenx SE (ADR) (a)	76,588	55,928
Thermo Fisher Scientific, Inc.	103,186	50,719
Pfizer, Inc.	1,418,993	39,845
AstraZeneca PLC (GBP denominated)	194,247	37,940
Veeva Systems, Inc., Class A (a)	208,000	36,537
Sanofi	378,504	36,509
Cigna Group (The)	132,736	35,407
EssilorLuxottica SA	144,508	33,632
Haleon PLC	6,192,098	30,650
Ionis Pharmaceuticals, Inc. (a)	388,000	29,135
Bayer AG	537,074	24,416
bioMerieux SA	226,573	24,128
Centene Corp. (a)	589,208	19,291
Alnylam Pharmaceuticals, Inc. (a)	50,179	16,603
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	367,000	11,054
Novo Nordisk AS, Class B	237,847	8,765
		799,670
Communication services 5.29%
Alphabet, Inc., Class A	569,214	163,683
Meta Platforms, Inc., Class A	207,460	118,694
Publicis Groupe SA	968,535	80,099
Bharti Airtel, Ltd.	2,029,589	38,588
Spotify Technology SA (a)	48,635	23,584
Tencent Holdings, Ltd.	213,900	13,504
Netflix, Inc. (a)	124,540	11,974
Nintendo Co., Ltd.	139,500	7,960
		458,086
American Funds Insurance Series — Page 3 of 332

unaudited
Common stocks (continued) Materials 4.12%	Shares	Value (000)
Agnico Eagle Mines, Ltd. (CAD denominated)	394,382	$80,053
Lynas Rare Earths, Ltd. (a)	5,358,289	72,818
Vale SA, ordinary nominative shares	2,061,596	32,827
Linde PLC	63,907	31,683
Amcor PLC (CDI)	713,400	27,830
Sherwin-Williams Co.	81,338	26,073
Glencore PLC	3,108,625	23,688
LyondellBasell Industries NV	250,227	20,158
First Quantum Minerals, Ltd. (a)	648,097	15,495
Syensqo SA (a)	238,713	13,810
Ecolab, Inc.	46,140	12,274
		356,709
Consumer staples 3.13%
Nestle SA	783,948	77,759
Costco Wholesale Corp.	44,829	44,669
Carrefour SA, non-registered shares	2,201,230	40,581
Coca-Cola HBC AG (CDI) (a)	519,634	29,458
Pernod Ricard SA	384,768	28,719
Philip Morris International, Inc.	121,081	20,020
Monster Beverage Corp. (a)	239,297	17,339
Loblaw Cos., Ltd.	267,760	12,207
		270,752
Energy 1.80%
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	52,048
TotalEnergies SE (EUR denominated)	447,301	41,301
Tourmaline Oil Corp.	612,792	29,329
NAC Kazatomprom JSC (GDR)	275,146	21,893
Reliance Industries, Ltd.	789,344	11,438
		156,009
Real estate 1.09%
Mirvac Group REIT	27,613,163	34,043
Simon Property Group, Inc. REIT	168,674	31,463
Dexus REIT	6,948,146	28,595
		94,101
Utilities 0.96%
NRG Energy, Inc.	141,329	20,654
SSE PLC	533,888	18,432
Veolia Environnement SA	429,985	16,425
FirstEnergy Corp.	286,296	14,504
Oklo, Inc., Class A (a)(b)	258,331	12,811
		82,826
American Funds Insurance Series — Page 4 of 332

unaudited
Short-term securities 2.79% Money market investments 2.79%	Shares	Value (000)
Capital Group Central Cash Fund 3.71% (c)(d)	2,415,994	$241,575
Total short-term securities (cost: $241,586,000)		241,575
Total investment securities 99.80% (cost: $6,338,735,000)		8,637,420
Other assets less liabilities 0.20%		17,545
Net assets 100.00%		$8,654,965
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.79%
Money market investments 2.79%
Capital Group Central Cash Fund 3.71% (c)	$288,884	$571,768	$619,019	$(9)	$(49)	$241,575	$2,093

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 3/31/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 5 of 332

Global Small Capitalization Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 94.37% Industrials 21.95%	Shares	Value (000)
International Container Terminal Services, Inc.	3,664,220	$42,021
ATI, Inc. (a)	265,862	38,672
Modine Manufacturing Co. (a)	164,074	35,557
Cleanaway Waste Management, Ltd.	16,915,471	26,769
Diploma PLC	300,405	23,970
Takasago Thermal Engineering Co., Ltd.	705,948	19,502
Oshkosh Corp.	121,767	17,925
Nexans SA	131,097	17,738
Howden Joinery Group PLC	1,592,567	16,918
Adecco Group AG	676,664	16,376
Casella Waste Systems, Inc., Class A (a)	190,459	15,111
Qantas Airways, Ltd.	2,530,925	14,864
UL Solutions, Inc., Class A	170,784	14,638
Alaska Air Group, Inc. (a)	393,688	14,480
Rumo SA	4,373,675	13,721
Rosebank Industries PLC (a)	3,205,736	13,497
Bombardier, Inc., Class B (a)	75,000	13,264
Beijer Ref AB, Class B	879,052	12,081
Applied Industrial Technologies, Inc.	43,702	11,595
Core & Main, Inc., Class A (a)	220,000	10,868
Comfort Systems USA, Inc.	7,823	10,788
Carel Industries SpA	409,858	10,506
AAR Corp. (a)	93,915	10,280
Takuma Co., Ltd. (b)	580,500	10,022
Sterling Infrastructure, Inc. (a)	24,327	9,908
Kandenko Co., Ltd.	250,000	9,515
AFRY AB, Class B	646,310	8,854
ICF International, Inc.	133,699	8,729
Addtech AB, Class B	245,222	8,332
Badger Infrastructure Solutions, Ltd.	183,079	8,165
Neway Valve (Suzhou) Co., Ltd., Class A	1,107,550	7,825
Huber + Suhner AG	35,267	7,812
VSE Corp.	40,945	7,550
Sulzer AG	35,000	7,329
Standex International Corp.	26,817	6,835
ESAB Corp.	68,792	6,649
Inox Wind, Ltd. (a)	7,777,781	6,253
dormakaba Holding AG	97,220	6,249
Localiza Rent a Car SA, ordinary nominative shares	663,945	6,022
Localiza Rent a Car SA	25,535	223
Terex Corp.	105,534	6,237
WESCO International, Inc.	20,529	5,617
XPO, Inc. (a)	28,639	5,572
SATS, Ltd.	1,817,900	5,015
Visional, Inc. (a)(b)	105,238	4,706
Sinfonia Technology Co., Ltd. (b)	66,800	4,588
American Funds Insurance Series — Page 6 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SPIE SA	90,533	$4,527
Saia, Inc. (a)	12,445	4,372
Matson, Inc.	26,415	4,331
Engcon AB, Class B	624,455	4,304
Sankyu, Inc.	66,600	3,707
Hensoldt AG (b)	41,633	3,614
RENK Group AG (b)	60,784	3,561
Tetra Tech, Inc.	115,447	3,477
Sany Heavy Equipment International Holdings Co., Ltd.	2,295,000	3,350
LISI SA	46,748	2,889
Shaily Engineering Plastics, Ltd.	123,840	2,829
McGrath RentCorp	3,980	439
		620,548
Financials 15.84%
Porto Seguro SA	3,155,159	30,767
Stifel Financial Corp.	336,058	24,841
First American Financial Corp.	379,577	22,885
Vontobel Holding AG	262,941	22,816
HDFC Asset Management Co., Ltd.	907,132	21,966
Glacier Bancorp, Inc.	488,552	21,824
Kyoto Financial Group, Inc.	750,000	19,560
Gunma Bank, Ltd. (The) (b)	1,337,300	17,730
IIFL Finance, Ltd.	3,738,374	17,203
Cholamandalam Investment and Finance Co., Ltd.	1,172,472	16,964
SiriusPoint, Ltd. (a)	667,775	14,384
Max Financial Services, Ltd. (a)	823,005	12,998
Home BancShares, Inc.	449,364	12,101
IG Group Holdings PLC	628,041	11,846
Lazard, Inc., Class A	274,252	11,650
SLM Corp.	537,510	11,508
GQG Partners, Inc. (CDI)	9,139,164	11,027
Storebrand ASA	587,823	10,625
Pluxee NV	850,000	10,414
FirstCash Holdings, Inc.	51,401	9,663
Hokuhoku Financial Group, Inc. (b)	253,900	9,558
BNK Financial Group, Inc.	800,000	9,395
SouthState Bank Corp.	94,096	8,706
JB Financial Group Co., Ltd.	411,193	8,017
Eurobank SA	1,814,796	7,287
EFG International AG	334,117	7,106
Edenred SA	352,669	7,022
Sprott, Inc.	46,317	6,610
Asia Commercial Joint Stock Bank	6,950,000	6,265
Banco del Bajio, SA	1,928,963	5,984
Discovery, Ltd.	381,042	5,601
Patria Investments, Ltd., Class A	387,869	4,887
Valiant Holding AG	19,048	4,251
Baldwin Insurance Group, Inc. (The), Class A (a)	166,832	3,660
360 ONE WAM, Ltd.	356,178	3,603
PJT Partners, Inc., Class A	25,700	3,591
Pinnacle Investment Management Group, Ltd.	322,427	3,191
Haci Amer Sabanci Holding AS	1,367,842	2,803
VZ Holding AG	13,019	2,473
EZCORP, Inc., Class A, nonvoting shares (a)	74,602	1,893
American Funds Insurance Series — Page 7 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Root, Inc., Class A (a)	40,900	$1,807
Capitec Bank Holdings, Ltd.	5,568	1,367
		447,849
Information technology 13.87%
Lattice Semiconductor Corp. (a)	358,889	33,291
MACOM Technology Solutions Holdings, Inc. (a)	145,097	32,222
Lumentum Holdings, Inc. (a)	42,148	29,620
Semtech Corp. (a)	351,725	27,044
Silicon Laboratories, Inc. (a)	116,697	24,290
Kokusai Electric Corp.	674,878	22,363
GPGI, Inc., Class A (c)	948,877	16,226
GPGI, Inc., Class A	328,490	5,617
Soitec (a)	264,155	16,132
Rogers Corp. (a)	147,666	15,849
Allegro MicroSystems, Inc. (a)	471,562	14,868
Maruwa Co., Ltd.	41,254	14,444
eMemory Technology, Inc.	157,430	13,697
FIT Hon Teng, Ltd. (a)(b)	13,994,000	12,542
King Slide Works Co., Ltd.	121,158	12,285
Riken Keiki Co., Ltd.	530,000	10,028
Q2 Holdings, Inc. (a)	178,833	8,459
Skyworks Solutions, Inc.	126,900	6,796
Fabrinet, non-registered shares (a)	11,961	6,238
Unity Software, Inc. (a)	277,946	6,098
Cipher Digital, Inc. (a)	450,151	5,793
ASMPT, Ltd.	407,200	5,311
Presight AI Holding PLC (a)	6,578,328	5,294
Credo Technology Group Holding, Ltd. (a)	54,398	5,106
Qorvo, Inc. (a)	59,435	4,600
PAR Technology Corp. (a)(b)	344,676	4,595
HPSP Co., Ltd.	132,490	3,777
OBIC Business Consultants Co., Ltd.	90,700	3,613
Agilysys, Inc. (a)	45,099	3,208
Eugene Technology Co., Ltd.	40,175	2,986
Softcat PLC	179,600	2,909
Klaviyo, Inc., Class A (a)	147,452	2,869
MARA Holdings, Inc. (a)(b)	295,410	2,411
Shibaura Mechatronics Corp. (b)	90,500	2,373
Netskope, Inc., Class A (a)	251,977	2,139
Via Transportation, Inc., Class A (a)	141,377	2,121
MongoDB, Inc., Class A (a)	7,452	1,824
Wolfspeed, Inc. (a)	89,369	1,459
Fastly, Inc., Class A (a)	30,800	895
Bitdeer Technologies Group, Class A (a)(b)	49,512	428
Yotpo, Ltd. (a)(c)(d)	678,736	217
		392,037
Health care 9.70%
Ensign Group, Inc. (The)	122,975	24,779
Bio-Rad Laboratories, Inc., Class A (a)	79,542	22,172
IDEAYA Biosciences, Inc. (a)	479,111	15,964
Kymera Therapeutics, Inc. (a)	187,147	15,588
Bio-Techne Corp.	296,399	15,490
Max Healthcare Institute, Ltd.	1,220,256	12,682
American Funds Insurance Series — Page 8 of 332

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Addus HomeCare Corp. (a)	134,025	$12,551
Vitrolife AB	1,059,011	10,596
Rhythm Pharmaceuticals, Inc. (a)	110,926	9,647
Molina Healthcare, Inc. (a)	70,000	9,331
Asker Healthcare Group AB (b)	1,245,882	9,204
Vimian Group AB (publ) (a)(b)	3,064,470	9,101
Encompass Health Corp.	87,083	8,424
ADMA Biologics, Inc. (a)	911,122	8,209
Ambu AS, Class B, non-registered shares	737,129	7,928
Masimo Corp. (a)	41,732	7,423
Alignment Healthcare, Inc. (a)	388,139	6,839
BridgeBio Pharma, Inc. (a)	82,412	6,120
Denali Therapeutics, Inc. (a)	305,777	5,871
Vaxcyte, Inc. (a)	98,000	5,695
IRhythm Holdings, Inc. (a)	45,776	5,403
Prestige Consumer Healthcare, Inc. (a)	90,987	5,393
Shanghai Conant Optical Co., Ltd., Class H	902,000	5,382
Cytokinetics, Inc. (a)	74,949	4,940
Aster DM Healthcare, Ltd.	688,425	4,917
Waystar Holding Corp. (a)	183,722	4,430
CONMED Corp.	124,153	4,390
Bruker Corp.	111,375	4,023
AddLife AB, Class B	239,766	3,559
Zealand Pharma AS (a)	65,786	3,043
Inhibrx Biosciences, Inc. (a)	39,555	2,659
Biohaven, Ltd. (a)	164,617	1,393
GeneDx Holdings Corp., Class A (a)	16,154	1,037
		274,183
Consumer discretionary 9.61%
CAVA Group, Inc. (a)	398,276	32,221
Tube Investments of India, Ltd.	566,334	15,593
Wyndham Hotels & Resorts, Inc.	175,062	14,220
LKQ Corp.	480,833	14,122
TopBuild Corp. (a)	39,920	14,024
Thor Industries, Inc.	168,703	13,478
Patrick Industries, Inc.	119,548	13,278
Coats Group PLC	11,483,198	12,267
Light & Wonder, Inc. CHESS Depositary Interest (a)	144,145	12,079
Champion Homes, Inc. (a)	144,461	10,744
Sega Sammy Holdings, Inc. (b)	695,600	10,714
Pepkor Holdings, Ltd.	7,871,663	10,585
Acushnet Holdings Corp.	110,000	10,283
Lottomatica Group SpA	254,958	7,359
Guzman y Gomez, Ltd.	635,419	7,098
Ollies Bargain Outlet Holdings, Inc. (a)	76,697	7,059
Aditya Vision, Ltd.	1,363,712	6,874
tonies SE, Class A (a)	505,617	5,978
Inchcape PLC	600,000	5,935
Dominos Pizza Enterprises, Ltd.	486,762	5,511
Valeo SA, non-registered shares	439,130	5,381
DraftKings, Inc., Class A (a)	239,258	5,173
RH (a)	32,374	4,527
Cartrade Tech, Ltd. (a)	227,495	4,005
Grand Canyon Education, Inc. (a)	22,840	3,883
American Funds Insurance Series — Page 9 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cairn Homes PLC (EUR denominated)	1,432,813	$3,506
Groupe Dynamite, Inc.	57,690	3,176
Boot Barn Holdings, Inc. (a)	20,000	2,927
Food & Life Cos., Ltd.	45,500	2,693
Zhejiang Weixing Industrial Development Co., Ltd., Class A	1,666,500	2,388
Smartfit Escola de Ginastica e Danca SA	622,092	2,301
Savers Value Village, Inc. (a)	184,358	1,372
Camping World Holdings, Inc., Class A	132,470	905
		271,659
Materials 9.53%
Resonac Holdings Co., Ltd.	830,856	54,286
Celanese Corp.	621,197	40,856
Lundin Mining Corp.	1,000,000	24,937
Materion Corp.	153,881	22,259
Mitsui Kinzoku Co., Ltd.	115,800	21,714
Sumitomo Bakelite Co., Ltd.	692,759	21,505
Knife River Corp. (a)	260,013	21,230
Lundin Gold, Inc.	150,000	11,463
Dyno Nobel, Ltd.	5,112,453	11,087
Kansai Paint Co., Ltd. (b)	729,500	10,921
Louisiana-Pacific Corp.	125,000	9,094
Vicat SACA	53,949	3,938
Cabot Corp.	48,229	3,632
Acerinox SA	233,413	3,303
Umicore SA	168,404	3,188
Titan SA	41,399	2,172
Arkema SA	30,593	2,082
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,757
		269,424
Energy 4.55%
Weatherford International	361,073	34,150
CNX Resources Corp. (a)	525,389	20,254
Vista Energy, SAB de CV, Class A (ADR) (a)	207,708	15,676
Ovintiv, Inc.	237,645	14,107
Secure Waste Infrastructure Corp. (b)	828,734	13,005
Aegis Logistics, Ltd.	1,230,005	7,817
Energy Fuels, Inc. (a)(b)	362,581	6,617
Transocean, Ltd. (a)	850,000	5,635
Denison Mines Corp. (a)	1,405,679	4,962
Cactus, Inc., Class A	77,043	3,649
DCC PLC	45,834	2,825
		128,697
Consumer staples 3.01%
Raia Drogasil SA, ordinary nominative shares	7,585,469	34,458
BBB Foods, Inc., Class A (a)	767,003	27,129
Universal Robina Corp.	8,673,935	9,379
Nissin Foods Holdings Co., Ltd.	208,400	3,964
Yamazaki Baking Co., Ltd.	166,200	3,722
Sprouts Farmers Market, Inc. (a)	46,287	3,570
American Funds Insurance Series — Page 10 of 332

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Apotea AB (publ) (b)	267,943	$1,797
e.l.f. Beauty, Inc. (a)	17,888	1,084
		85,103
Communication services 2.45%
New York Times Co., Class A	240,000	20,095
Nippon Television Holdings, Inc.	749,000	15,072
Indosat Tbk PT	82,484,343	10,208
Kadokawa Corp. (b)	415,500	10,006
Magnite, Inc. (a)	581,601	6,909
Stubhub Holdings, Inc., Class A (a)(b)	900,000	5,616
Bharti Hexacom, Ltd.	63,232	1,014
Boyaa Interactive International, Ltd. (a)	918,000	319
Springer Nature AG & Co. KGaA, non-registered shares	4,731	99
		69,338
Real estate 2.12%
Charter Hall Group REIT	2,034,628	26,431
Zillow Group, Inc., Class A (a)	200,000	8,278
Mindspace Business Parks REIT	1,250,000	5,939
Godrej Properties, Ltd. (a)	300,000	4,697
Tritax Big Box REIT PLC	1,786,739	3,369
St. Joe Co.	52,756	3,313
Lodha Developers, Ltd.	442,564	3,209
Poly Property Services Co., Ltd., Class H	696,000	2,780
NTT DC REIT (a)	2,104,200	1,929
		59,945
Utilities 1.74%
Black Hills Corp.	280,286	19,455
IDACORP, Inc.	60,000	8,578
SembCorp Industries, Ltd.	1,425,500	7,403
Talen Energy Corp. (a)	22,296	7,117
Nippon Gas Co., Ltd.	347,610	6,463
		49,016
Total common stocks (cost: $2,073,662,000)		2,667,799
Preferred securities 0.47% Information technology 0.27%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	6,377
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	392
		7,776
American Funds Insurance Series — Page 11 of 332

unaudited
Preferred securities (continued) Financials 0.20%	Shares	Value (000)
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	500,000	$5,650
Total preferred securities (cost: $27,808,000)		13,426
Convertible bonds & notes 0.15% Information technology 0.15%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD773	1,106
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	291	417
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (d)(e)	2,584	2,629
Total convertible bonds & notes (cost: $3,513,000)		4,152
Bonds, notes & other debt instruments 0.03% Corporate bonds and notes 0.03% Information technology 0.03%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,174	933
Total bonds, notes & other debt instruments (cost: $1,301,000)		933
Short-term securities 5.84% Money market investments 5.09%	Shares
Capital Group Central Cash Fund 3.71% (h)(i)	1,440,497	144,035
Money market investments purchased with collateral from securities on loan 0.75%
Capital Group Central Cash Fund 3.71% (h)(i)(j)	138,110	13,810
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (h)(j)	7,271,724	7,272
		21,082
Total short-term securities (cost: $165,130,000)		165,117
Total investment securities 100.86% (cost: $2,271,414,000)		2,851,427
Other assets less liabilities (0.86)%		(24,359)
Net assets 100.00%		$2,827,068
Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 5.58%
Money market investments 5.09%
Capital Group Central Cash Fund 3.71% (h)	$85,690	$267,355	$208,971	$(19)	$(20)	$144,035	$1,684
Money market investments purchased with collateral from securities on loan 0.49%
Capital Group Central Cash Fund 3.71% (h)(j)	13,810	— (k)				13,810	— (l)
Total 5.58%				$(19)	$(20)	$157,845	$1,684
American Funds Insurance Series — Page 12 of 332

unaudited
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$17,554	$16,226	0.58%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	6,377	0.23
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.00 (m)
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	0.00 (m)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	0.00 (m)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	0.00 (m)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	0.00 (m)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	0.00 (m)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	0.00 (m)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	392	0.01
Total		$44,645	$24,219	0.86%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,272,000, which represented 0.68% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 3/31/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan.
(k)	Represents net activity.
(l)	Dividend income is included with securities lending income and is not shown in this table.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 13 of 332

Growth Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 94.36% Information technology 27.58%	Shares	Value (000)
NVIDIA Corp.	14,082,281	$2,455,950
Broadcom, Inc.	6,767,845	2,094,716
Microsoft Corp.	4,530,363	1,677,004
Micron Technology, Inc.	2,862,567	967,090
Shopify, Inc., Class A, subordinate voting shares (a)	6,777,656	803,965
Cloudflare, Inc., Class A (a)	3,548,097	732,114
Apple, Inc.	2,630,386	667,566
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	512,887
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	60,202
Strategy, Inc., Class A (a)	3,787,780	472,715
Amphenol Corp., Class A	2,759,911	348,715
SK hynix, Inc.	564,664	307,117
Salesforce, Inc.	1,458,916	272,336
Constellation Software, Inc.	138,271	242,726
Fair Isaac Corp. (a)	225,756	241,003
KLA Corp.	161,842	238,298
Intel Corp. (a)	4,149,047	183,097
AppLovin Corp., Class A (a)	438,498	174,522
ASML Holding NV (ADR)	114,211	150,853
ASML Holding NV	11,142	14,748
Cadence Design Systems, Inc. (a)	431,968	120,031
Akamai Technologies, Inc. (a)	955,652	109,757
DocuSign, Inc. (a)	1,607,111	76,193
Klaviyo, Inc., Class A (a)	3,758,673	73,144
Fortinet, Inc. (a)	840,566	68,691
Gartner, Inc. (a)	384,413	60,868
SAP SE (ADR)	299,926	51,350
SAP SE	51,933	8,789
Tower Semiconductor, Ltd. (a)	328,759	57,691
RingCentral, Inc., Class A	1,465,500	54,502
Intuit, Inc.	122,384	52,916
Datadog, Inc., Class A (a)	322,570	38,079
HubSpot, Inc. (a)	154,329	37,672
Applied Materials, Inc.	102,877	35,162
Monday.com, Ltd. (a)	475,427	32,857
Anthropic, PBC (a)(b)(c)	117,063	30,335
Hewlett Packard Enterprise Co.	1,234,850	29,402
MKS, Inc.	118,810	27,304
OpenAI Group PBC, Class A (a)(b)(c)	35,568	24,460
Accenture PLC, Class A	122,500	24,290
Oracle Corp.	136,572	20,091
Adobe, Inc. (a)	65,283	15,869
TE Connectivity PLC	58,501	12,228
Stripe, LLC, Class B (a)(b)(c)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	7,567
		13,697,494
American Funds Insurance Series — Page 14 of 332

unaudited
Common stocks (continued) Communication services 16.82%	Shares	Value (000)
Meta Platforms, Inc., Class A	6,338,307	$3,626,336
Alphabet, Inc., Class A	4,982,801	1,432,854
Alphabet, Inc., Class C	4,808,436	1,379,348
Netflix, Inc. (a)	11,900,419	1,144,225
Live Nation Entertainment, Inc. (a)(d)	1,743,785	265,945
AT&T, Inc.	6,000,000	173,940
ROBLOX Corp., Class A (a)	3,052,549	172,652
Charter Communications, Inc., Class A (a)	257,459	55,580
Take-Two Interactive Software, Inc. (a)	205,671	40,620
Walt Disney Co. (The)	232,680	22,426
T-Mobile US, Inc.	90,613	19,031
Spotify Technology SA (a)	36,511	17,705
Stubhub Holdings, Inc., Class A (a)(d)	289,405	1,806
		8,352,468
Consumer discretionary 14.87%
Tesla, Inc. (a)	7,508,443	2,791,264
Amazon.com, Inc. (a)	4,886,136	1,017,636
Royal Caribbean Cruises, Ltd.	1,675,568	461,083
Chipotle Mexican Grill, Inc. (a)	9,143,057	292,669
D.R. Horton, Inc.	2,048,040	281,032
NIKE, Inc., Class B	4,175,649	220,558
Burlington Stores, Inc. (a)	669,884	217,967
DoorDash, Inc., Class A (a)	1,300,000	195,195
Carvana Co., Class A (a)	516,018	162,226
Tractor Supply Co.	3,325,000	150,622
Aramark	3,218,114	130,462
Norwegian Cruise Line Holdings, Ltd. (a)	6,383,458	119,371
Hermes International	61,000	116,504
Starbucks Corp.	1,268,058	113,605
Wayfair, Inc., Class A (a)	1,406,061	105,750
Home Depot, Inc.	315,781	103,857
Texas Roadhouse, Inc.	569,220	94,001
Rivian Automotive, Inc., Class A (a)	6,203,234	93,359
Service Corp. International	848,647	70,022
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	66,879
Flutter Entertainment PLC (a)	581,580	59,292
LVMH Moet Hennessy-Louis Vuitton SE	103,754	57,673
Five Below, Inc. (a)	252,000	57,577
CAVA Group, Inc. (a)	642,641	51,990
DraftKings, Inc., Class A (a)	2,092,335	45,236
Booking Holdings, Inc.	10,547	44,406
TopBuild Corp. (a)	126,175	44,325
YUM! Brands, Inc.	246,744	38,364
O’Reilly Automotive, Inc. (a)	403,447	37,242
Churchill Downs, Inc.	393,735	35,369
Floor & Decor Holdings, Inc., Class A (a)	690,678	35,086
AutoZone, Inc. (a)	6,492	21,929
Marriott International, Inc., Class A	46,380	15,170
Duolingo, Inc., Class A (a)	149,640	14,750
Polaris, Inc.	213,400	11,630
Caesars Entertainment, Inc. (a)	356,300	9,417
		7,383,518
American Funds Insurance Series — Page 15 of 332

unaudited
Common stocks (continued) Health care 10.12%	Shares	Value (000)
Intuitive Surgical, Inc. (a)	1,991,933	$918,261
Eli Lilly and Co.	909,779	836,787
Vertex Pharmaceuticals, Inc. (a)	1,548,600	691,512
Alnylam Pharmaceuticals, Inc. (a)	1,276,486	422,351
HCA Healthcare, Inc.	627,846	297,122
Thermo Fisher Scientific, Inc.	465,304	228,711
UnitedHealth Group, Inc.	835,333	226,033
Amgen, Inc.	601,728	211,718
Moderna, Inc. (a)	4,000,000	203,200
Insmed, Inc. (a)	842,030	137,689
Ionis Pharmaceuticals, Inc. (a)	1,674,900	125,768
Ascendis Pharma AS (ADR) (a)	444,896	101,761
Align Technology, Inc. (a)	593,351	101,718
Mettler-Toledo International, Inc. (a)	76,592	96,598
Guardant Health, Inc. (a)	968,653	89,474
Danaher Corp.	375,705	71,234
Royalty Pharma PLC, Class A	1,390,366	66,696
EssilorLuxottica SA	229,003	53,297
Illumina, Inc. (a)	288,200	35,524
Boston Scientific Corp. (a)	315,326	19,787
IQVIA Holdings, Inc. (a)	105,500	17,992
Abbott Laboratories	163,346	16,771
Regeneron Pharmaceuticals, Inc.	21,203	16,382
CRISPR Therapeutics AG (a)	334,619	15,918
QIAGEN NV	279,676	11,198
Veeva Systems, Inc., Class A (a)	41,200	7,237
Doximity, Inc., Class A (a)	172,495	4,019
Verily Health, Inc., Class B (a)(b)(c)	300,178	3,346
		5,028,104
Industrials 8.93%
TransDigm Group, Inc.	717,972	832,101
General Electric Co.	1,243,620	352,902
FTAI Aviation, Ltd.	1,396,830	342,223
Quanta Services, Inc.	550,607	302,294
Northrop Grumman Corp.	376,308	256,732
Uber Technologies, Inc. (a)	3,428,126	246,585
Republic Services, Inc.	903,836	197,958
GE Vernova, Inc.	196,349	171,393
Caterpillar, Inc.	239,170	169,442
United Airlines Holdings, Inc. (a)	1,596,411	146,982
Ingersoll-Rand, Inc.	1,525,307	122,208
ATI, Inc. (a)	819,869	119,258
Bombardier, Inc., Class B (a)	518,058	91,620
Airbus SE, non-registered shares	426,445	80,097
Rocket Lab Corp. (a)	1,222,145	78,486
Rolls-Royce Holdings PLC	5,076,168	77,518
Casella Waste Systems, Inc., Class A (a)	962,515	76,366
SPX Technologies, Inc. (a)	341,576	68,295
Axon Enterprise, Inc. (a)	157,223	66,771
Tetra Tech, Inc.	2,192,104	66,026
ITT, Inc.	343,000	65,352
Boeing Co. (The) (a)	307,821	61,266
Willscot Holdings Corp., Class A	3,295,427	57,209
Equifax, Inc.	308,063	55,473
American Funds Insurance Series — Page 16 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Loar Holdings, Inc. (a)	881,215	$50,485
XPO, Inc. (a)	235,096	45,738
United Rentals, Inc.	61,200	44,588
Ryanair Holdings PLC (ADR)	759,144	43,878
HEICO Corp.	123,256	33,797
Enerpac Tool Group Corp., Class A	924,087	33,701
Carrier Global Corp.	383,874	21,616
Lennox International, Inc.	43,370	20,129
TransUnion	279,031	19,306
Builders FirstSource, Inc. (a)	160,656	13,227
Einride AB (a)(b)(c)	128,088	3,111
Einride AB (EUR denominated) (a)(b)(c)	78,648	1,911
		4,436,044
Financials 6.52%
Visa, Inc., Class A	2,892,626	874,267
Bank of America Corp.	9,094,572	443,360
Mastercard, Inc., Class A	416,137	207,927
KKR & Co., Inc.	1,832,495	169,506
Toast, Inc., Class A (a)	6,218,473	164,852
Affirm Holdings, Inc., Class A (a)	3,595,701	164,755
Block, Inc., Class A (a)	2,701,637	162,584
Brookfield Corp., Class A	3,275,187	132,547
Apollo Asset Management, Inc.	1,031,526	114,933
Capital One Financial Corp.	508,444	92,755
UBS Group AG	2,174,000	84,556
Ares Management Corp., Class A	620,383	67,684
Truist Financial Corp.	1,350,366	62,076
Progressive Corp.	307,337	60,926
LPL Financial Holdings, Inc.	200,152	60,212
Marsh & McLennan Cos., Inc.	317,515	55,073
Coinbase Global, Inc., Class A (a)	300,000	52,383
Blue Owl Capital, Inc., Class A (d)	4,832,647	44,122
Blackstone, Inc.	372,497	42,833
Brown & Brown, Inc.	598,260	39,013
Adyen NV (a)	36,700	36,724
Intercontinental Exchange, Inc.	176,208	27,714
Kinsale Capital Group, Inc.	73,584	25,141
Tradeweb Markets, Inc., Class A	162,821	19,158
Aon PLC, Class A	57,337	18,507
East West Bancorp, Inc.	127,023	13,561
		3,237,169
Energy 2.73%
EOG Resources, Inc.	1,799,859	260,206
Baker Hughes Co., Class A	3,500,000	213,675
Diamondback Energy, Inc.	776,564	153,596
TechnipFMC PLC	2,000,000	138,260
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	5,608,068	116,367
ConocoPhillips	846,323	111,715
Viper Energy, Inc., Class A	2,161,945	101,590
Cenovus Energy, Inc. (CAD denominated)	2,415,901	64,118
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	53,036
EQT Corp.	775,751	49,369
Tourmaline Oil Corp.	596,759	28,562
American Funds Insurance Series — Page 17 of 332

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Shell PLC (GBP denominated)	601,267	$28,077
SLB, Ltd.	470,914	24,200
Permian Resources Corp., Class A	538,397	11,479
		1,354,250
Materials 2.67%
Wheaton Precious Metals Corp.	2,022,586	264,979
Grupo Mexico, SAB de CV, Series B	19,156,155	205,125
Albemarle Corp.	1,030,702	185,042
Glencore PLC	20,251,417	154,316
Royal Gold, Inc.	551,247	140,287
Barrick Mining Corp.	2,164,485	88,289
Franco-Nevada Corp. (CAD denominated)	323,280	80,047
CF Industries Holdings, Inc.	469,604	60,973
Vale SA (ADR), ordinary nominative shares	2,263,707	36,016
Southern Copper Corp.	196,392	33,791
Linde PLC	61,350	30,415
Ecolab, Inc.	93,883	24,975
First Quantum Minerals, Ltd. (a)	881,757	21,082
		1,325,337
Consumer staples 2.24%
Performance Food Group Co. (a)	3,559,500	304,907
Costco Wholesale Corp.	303,405	302,322
Philip Morris International, Inc.	1,376,564	227,601
Bunge Global SA	679,809	86,472
Walmart, Inc.	667,919	83,009
Church & Dwight Co., Inc.	600,863	56,072
Dollar Tree Stores, Inc. (a)	326,400	35,744
Estee Lauder Cos., Inc. (The), Class A	163,107	11,706
JUUL Labs, Inc., Class A (a)(b)(c)(e)	2,496,349	4,743
		1,112,576
Real estate 1.04%
Welltower, Inc. REIT	1,230,970	243,375
CoStar Group, Inc. (a)	2,858,168	115,299
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	87,108
American Tower Corp. REIT	400,000	69,032
		514,814
Utilities 0.84%
Constellation Energy Corp.	861,784	240,653
NRG Energy, Inc.	505,712	73,905
Vistra Corp.	455,512	68,477
Southern Co. (The)	357,034	34,461
		417,496
Total common stocks (cost: $21,423,052,000)		46,859,270
Preferred securities 1.16% Information technology 1.15%
Anthropic, PBC, Class G-1, preferred shares (a)(b)(c)	752,374	194,968
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	613,792	159,056
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)(c)	2,763,342	174,091
American Funds Insurance Series — Page 18 of 332

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	52,656	$3,317
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	906,761	36,071
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	56,040	2,304
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	406,310	1,613
		571,420
Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	154,765	3,759
Total preferred securities (cost: $377,547,000)		575,179
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.15% Information technology 0.15%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)(c)	73,144	50,300
OpenAI, Inc. (b)(c)	34,884	23,989
Total convertible stocks (cost: $37,730,000)		74,289
Short-term securities 4.37% Money market investments 4.36%
Capital Group Central Cash Fund 3.71% (g)(h)	21,649,315	2,164,715
Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (g)(i)	8,406,872	8,407
Total short-term securities (cost: $2,173,153,000)		2,173,122
Total investment securities 100.04% (cost: $24,011,482,000)		49,681,860
Other assets less liabilities (0.04)%		(22,134)
Net assets 100.00%		$49,659,726
American Funds Insurance Series — Page 19 of 332

unaudited
Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.36%
Money market investments 4.36%
Capital Group Central Cash Fund 3.71% (g)	$1,303,602	$2,525,610	$1,664,152	$(59)	$(286)	$2,164,715	$15,433
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(b)	1/27/2026-2/12/2026	$194,967	$194,968	0.39%
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	86,525	159,056	0.32
Anthropic, PBC (a)(b)	3/26/2026	30,335	30,335	0.06
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	55,638	174,091	0.35
Stripe, LLC, Class B (a)(b)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	10/28/2025	13,741	50,300	0.10
OpenAI Group PBC, Class A (a)(b)	10/28/2025	15,294	24,460	0.05
OpenAI, Inc. (b)	3/31/2026	23,989	23,989	0.05
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	23,781	36,071	0.07
PsiQuantum Corp., Series E, preferred shares (a)(b)	5/23/2025-6/3/2025	2,305	2,304	0.01
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-8/1/2024	5,262	3,759	0.01
Einride AB (a)(b)	7/14/2025	4,355	3,111	0.01
Einride AB (EUR denominated) (a)(b)	2/1/2023	2,674	1,911	0.00 (j)
JUUL Labs, Inc., Class A (a)(b)(e)	7/29/2024	19,001	4,743	0.01
Verily Health, Inc., Class B (a)(b)	12/21/2018	37,000	3,346	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	6,956	1,613	0.00 (j)
Total		$530,702	$727,996	1.47%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,743,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 3/31/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan.
(j)	Amount less than 0.01%.
American Funds Insurance Series — Page 20 of 332

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 21 of 332

International Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 95.58% Information technology 18.39%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	8,191,618	$461,806
Samsung Electronics Co., Ltd.	1,767,027	198,490
Tokyo Electron, Ltd.	670,429	163,955
SK hynix, Inc.	293,093	159,411
ASML Holding NV	100,247	132,691
ARM Holdings PLC (ADR) (a)	424,829	64,268
Nebius Group NV, Class A (a)(b)	410,822	42,627
Halma PLC	298,736	15,177
Delta Electronics, Inc. (a)	244,000	10,860
Xiaomi Corp., Class B (a)	2,406,600	9,900
Shopify, Inc., Class A, subordinate voting shares (a)	72,654	8,618
LITE-ON Technology Corp.	1,773,000	7,974
Zhongji Innolight Co., Ltd., Class A	93,300	7,841
Disco Corp.	18,700	7,493
Infineon Technologies AG	156,033	6,856
SAP SE	40,433	6,843
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	6,050
		1,310,860
Industrials 14.64%
Airbus SE, non-registered shares	1,037,255	194,823
Rolls-Royce Holdings PLC	8,105,827	123,784
Techtronic Industries Co., Ltd.	5,617,550	74,773
MTU Aero Engines AG	179,935	64,417
Localiza Rent a Car SA, ordinary nominative shares	6,466,347	58,648
Localiza Rent a Car SA	194,950	1,705
Melrose Industries PLC	7,447,986	50,169
Recruit Holdings Co., Ltd.	1,054,995	47,105
Marubeni Corp.	1,277,900	46,990
Diploma PLC	503,724	40,194
WEG SA	3,733,215	36,764
RELX PLC	1,079,246	35,582
IHI Corp.	1,594,079	32,580
Hitachi, Ltd.	1,018,306	29,761
Ryanair Holdings PLC	849,419	24,064
Schneider Electric SE	78,743	21,628
ITOCHU Corp.	1,553,600	19,747
Safran SA	56,700	18,543
Rumo SA	4,938,039	15,491
Siemens AG	63,691	15,107
Singapore Technologies Engineering, Ltd.	1,556,102	13,262
Siemens Energy AG	75,000	12,343
AtkinsRealis Group, Inc.	172,152	11,076
Mitsubishi Corp.	309,800	10,639
Volvo AB, Class B	320,775	10,465
Experian PLC	236,977	8,237
American Funds Insurance Series — Page 22 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bureau Veritas SA	250,104	$7,513
Compagnie de Saint-Gobain SA, non-registered shares	80,054	6,588
Weir Group PLC (The)	164,573	6,157
Kanzhun, Ltd., Class A (ADR)	410,519	5,497
		1,043,652
Financials 14.62%
KB Financial Group, Inc.	1,185,335	110,894
Mizuho Financial Group, Inc.	2,565,800	102,414
3i Group PLC	3,061,787	100,326
Standard Chartered PLC	4,808,710	99,866
Nu Holdings, Ltd., Class A (a)	6,856,398	98,526
Banco Bilbao Vizcaya Argentaria SA	4,196,096	91,585
Banco Santander SA	5,958,348	67,421
AIA Group, Ltd.	5,046,046	56,687
Munchener Ruckversicherungs-Gesellschaft AG	70,800	44,103
Tokio Marine Holdings, Inc.	942,800	44,027
Banco BPM SpA	3,094,588	43,236
ING Groep NV	1,155,260	30,186
Bank Central Asia Tbk PT	68,136,700	26,068
Shinhan Financial Group Co., Ltd.	401,234	23,137
Japan Post Bank Co., Ltd.	1,394,700	22,946
BPER Banca SpA	1,418,221	18,513
UniCredit SpA	193,931	13,974
Hana Financial Group, Inc.	186,011	13,178
Futu Holdings, Ltd. (ADR)	94,832	12,969
Brookfield Corp., Class A (CAD denominated)	233,122	9,447
China Merchants Bank Co., Ltd., Class A	1,205,700	6,880
ICICI Bank, Ltd.	442,491	5,761
		1,042,144
Materials 11.79%
First Quantum Minerals, Ltd. (a)	14,456,903	345,652
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	73,591
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	31,413
Grupo Mexico, SAB de CV, Series B	8,937,237	95,700
Anglo American PLC	2,244,093	95,340
Shin-Etsu Chemical Co., Ltd.	1,077,664	43,848
Nippon Steel Corp. (b)	9,999,000	36,734
Air Liquide SA	118,039	24,316
Antofagasta PLC	280,810	12,492
Wheaton Precious Metals Corp.	88,388	11,580
BASF SE	159,563	9,642
Smurfit Westrock PLC	231,713	9,234
ArcelorMittal SA	175,551	9,146
Zijin Mining Group Co., Ltd., Class A (a)	1,739,900	8,499
Nippon Sanso Holdings Corp.	202,275	7,222
Buzzi SpA	134,867	6,803
Akzo Nobel NV (b)	116,778	6,701
JX Advanced Metals Corp.	303,100	6,588
MMG, Ltd. (a)	6,124,000	5,769
		840,270
American Funds Insurance Series — Page 23 of 332

unaudited
Common stocks (continued) Energy 8.53%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated) (b)	5,225,477	$254,907
Reliance Industries, Ltd.	11,942,743	173,056
Cenovus Energy, Inc. (CAD denominated)	5,726,001	151,969
Shell PLC (GBP denominated)	316,792	14,793
Neste OYJ	397,640	12,841
		607,566
Communication services 7.89%
SoftBank Group Corp.	9,616,036	231,113
Tencent Holdings, Ltd.	1,965,533	124,088
Bharti Airtel, Ltd.	4,335,045	82,422
Singapore Telecommunications, Ltd.	12,333,500	47,745
Deutsche Telekom AG	955,469	35,232
Nintendo Co., Ltd.	353,448	20,168
Advanced Info Service PCL, foreign registered shares	1,122,400	13,007
NetEase, Inc.	395,016	8,789
		562,564
Consumer discretionary 7.02%
Moncler SpA	1,039,373	62,640
MercadoLibre, Inc. (a)	33,070	57,179
Compagnie Financiere Richemont SA, Class A	273,347	48,709
Fast Retailing Co., Ltd.	122,100	48,597
Maruti Suzuki India, Ltd.	295,654	39,550
Kering SA	115,072	34,796
Industria de Diseno Textil SA	566,003	32,543
Prosus NV, Class N	630,967	28,843
Hyundai Motor Co.	94,682	28,219
Sea, Ltd., Class A (ADR) (a)	206,109	17,068
Ferrari NV (EUR denominated)	37,970	12,799
Midea Group Co., Ltd., Class A	1,128,302	12,534
NEXT PLC	66,379	11,194
Shimano, Inc.	101,600	10,647
Aristocrat Leisure, Ltd.	297,447	9,451
Zensho Holdings Co., Ltd. (b)	160,902	9,333
Compass Group PLC	292,214	8,119
Galaxy Entertainment Group, Ltd.	1,688,922	7,614
Ryohin Keikaku Co., Ltd.	321,757	6,843
Pop Mart International Group, Ltd. (b)	349,000	6,551
Laopu Gold Co., Ltd., Class H (b)	46,300	3,788
Hermes International	1,637	3,127
		500,144
Consumer staples 4.70%
British American Tobacco PLC	2,306,746	134,370
JBS NV (BDR)	2,188,693	39,292
Nestle SA	383,503	38,039
L’Oreal SA	88,114	36,133
Danone SA	425,408	34,166
Ajinomoto Co., Inc.	669,004	18,758
Marks and Spencer Group PLC	3,204,535	14,392
Kweichow Moutai Co., Ltd., Class A	40,856	8,607
American Funds Insurance Series — Page 24 of 332

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Avenue Supermarts, Ltd. (a)	136,456	$5,735
Imperial Brands PLC	127,357	5,183
		334,675
Health care 4.30%
Novo Nordisk AS, Class B	3,627,254	133,661
AstraZeneca PLC (GBP denominated)	223,419	43,638
Eurofins Scientific SE, non-registered shares	442,116	32,333
Argenx SE, non-registered shares (a)	38,555	28,092
Daiichi Sankyo Co., Ltd.	1,196,752	21,099
Zealand Pharma AS (a)	416,813	19,280
EssilorLuxottica SA	68,100	15,849
Sandoz Group AG	159,215	12,489
Ambu AS, Class B, non-registered shares	11,888	128
		306,569
Utilities 3.70%
Engie SA	2,969,646	95,742
Gulf Development PCL	26,563,415	49,302
E.ON SE	1,586,206	34,669
SSE PLC	806,784	27,854
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	784,408	23,963
SembCorp Industries, Ltd.	2,815,100	14,620
National Grid PLC	702,416	11,842
RWE AG	88,061	5,865
		263,857
Total common stocks (cost: $4,781,375,000)		6,812,301
Preferred securities 0.75% Financials 0.74%
Itau Unibanco Holding SA, preferred nominative shares	6,318,734	53,040
Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	530
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	22
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	1
		553
Total preferred securities (cost: $42,236,000)		53,593
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 5.43% Money market investments 3.68%
Capital Group Central Cash Fund 3.71% (f)(g)	2,625,730	262,547
American Funds Insurance Series — Page 25 of 332

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 1.75%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (f)(h)	124,485,310	$124,485
Total short-term securities (cost: $387,040,000)		387,032
Total investment securities 101.76% (cost: $5,210,651,000)		7,252,926
Other assets less liabilities (1.76)%		(125,735)
Net assets 100.00%		$7,127,191
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.68%
Money market investments 3.68%
Capital Group Central Cash Fund 3.71% (f)	$122,775	$563,871	$424,074	$2	$(27)	$262,547	$1,864
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$31,413	0.44%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	6,050	0.08
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	530	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	22	0.00 (i)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	1	0.00 (i)
Total		$41,929	$38,016	0.53%
American Funds Insurance Series — Page 26 of 332

unaudited

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 3/31/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
American Funds Insurance Series — Page 27 of 332

New World Fund®
Investment portfolio
March 31, 2026
unaudited

Common stocks 93.95% Information technology 24.26%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	6,023,269	$339,564
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,549	3,903
SK hynix, Inc.	226,109	122,979
Broadcom, Inc.	199,027	61,601
NVIDIA Corp.	281,984	49,178
Microsoft Corp.	131,024	48,501
Samsung Electronics Co., Ltd.	403,041	45,274
ASML Holding NV	27,180	35,976
ASML Holding NV (ADR)	6,773	8,946
Tokyo Electron, Ltd.	143,500	35,093
KLA Corp.	14,750	21,718
MediaTek, Inc.	345,000	16,705
Corning, Inc.	92,110	12,524
Elite Material Co., Ltd.	144,800	12,122
Accton Technology Corp.	245,000	11,929
Cloudflare, Inc., Class A (a)	49,807	10,277
Baidu, Inc., Class A (a)	705,150	9,803
Delta Electronics, Inc. (a)	204,000	9,080
NAURA Technology Group Co., Ltd., Class A	134,600	8,817
Xiaomi Corp., Class B (a)	1,919,600	7,897
eMemory Technology, Inc.	86,000	7,482
Apple, Inc.	27,358	6,943
Jentech Precision Industrial Co., Ltd.	49,000	6,068
Capgemini SE	40,617	4,748
Intel Corp. (a)	102,228	4,511
ASE Technology Holding Co., Ltd. (a)	400,000	4,388
Micron Technology, Inc.	12,374	4,180
Applied Materials, Inc.	11,248	3,845
Kokusai Electric Corp.	114,800	3,804
Oracle Corp.	23,388	3,441
Seagate Technology Holdings PLC	8,329	3,263
TDK Corp.	234,000	3,034
SAP SE	13,656	2,311
SAP SE (ADR)	4,188	717
Zhongji Innolight Co., Ltd., Class A	31,100	2,614
Infineon Technologies AG	43,123	1,895
International Business Machines Corp.	6,444	1,562
Credo Technology Group Holding, Ltd. (a)	15,584	1,463
LITE-ON Technology Corp.	319,000	1,435
Keyence Corp.	3,600	1,275
EPAM Systems, Inc. (a)	8,957	1,213
Globant SA (a)	24,091	1,111
Teradyne, Inc.	3,334	988
Synopsys, Inc. (a)	2,397	950
Disco Corp.	2,100	842
Western Digital Corp.	2,939	795
American Funds Insurance Series — Page 28 of 332

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tata Consultancy Services, Ltd.	25,276	$640
Unity Software, Inc. (a)	23,600	518
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	385	483
		948,406
Financials 16.32%
Banco Bilbao Vizcaya Argentaria SA	1,865,978	40,727
Nu Holdings, Ltd., Class A (a)	2,457,317	35,312
Abu Dhabi Islamic Bank PJSC	4,348,141	24,595
AIA Group, Ltd.	2,188,600	24,586
Mastercard, Inc., Class A	45,861	22,915
Capitec Bank Holdings, Ltd.	80,251	19,702
KB Financial Group, Inc.	191,909	17,954
Hana Financial Group, Inc.	227,598	16,124
Samsung Life Insurance Co., Ltd.	109,971	15,442
Emirates NBD Bank PJSC	1,953,125	14,354
XP, Inc., Class A	749,080	14,262
Bajaj Finance, Ltd.	1,480,814	13,029
Eurobank SA	3,212,917	12,901
PICC Property and Casualty Co., Ltd., Class H	6,560,947	12,090
ICICI Bank, Ltd.	695,746	9,057
ICICI Bank, Ltd. (ADR)	112,157	2,905
Shinhan Financial Group Co., Ltd.	201,953	11,645
Banco Santander SA	1,007,977	11,406
Discovery, Ltd.	743,213	10,925
Axis Bank, Ltd.	844,757	10,727
Cholamandalam Investment and Finance Co., Ltd.	729,722	10,558
Shriram Finance, Ltd.	1,113,461	10,349
Standard Chartered PLC	497,771	10,338
Aon PLC, Class A	31,654	10,217
Visa, Inc., Class A	32,798	9,913
Credicorp, Ltd.	29,192	9,901
Saudi National Bank (The)	830,430	9,244
Al Rajhi Banking and Investment Corp., non-registered shares	316,254	9,006
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,097,044	8,555
3i Group PLC	255,973	8,387
Saudi Awwal Bank SJSC, non-registered shares	817,551	8,144
Kotak Mahindra Bank, Ltd.	2,108,619	8,055
Futu Holdings, Ltd. (ADR)	57,284	7,834
National Bank of Greece SA	504,690	7,822
UniCredit SpA	104,862	7,556
Banco BTG Pactual SA, units	679,009	7,379
Abu Dhabi Commercial Bank PJSC	2,166,032	7,370
AU Small Finance Bank, Ltd.	814,530	7,302
FirstRand Ltd.	1,402,824	7,170
Yapi ve Kredi Bankasi AS (a)	8,711,640	6,611
OTP Bank PLC	56,734	6,118
BSE, Ltd.	210,546	6,027
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,661,000	6,026
HSBC Holdings PLC (GBP denominated)	350,932	5,742
Brookfield Corp., Class A	137,022	5,545
Akbank TAS	3,653,529	5,535
B3 SA - Brasil, Bolsa, Balcao	1,469,781	5,221
PKO Bank Polski SA, Class C	220,762	5,221
Bank of the Philippine Islands	3,172,748	5,218
American Funds Insurance Series — Page 29 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Hong Kong Exchanges and Clearing, Ltd.	101,500	$5,145
Prudential PLC	321,008	4,477
Grupo Financiero Banorte, SAB de CV, Series O	390,493	4,331
Public Bank Bhd.	3,530,900	4,106
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,848,264	4,099
Kasikornbank PCL, foreign registered shares	662,100	3,919
Banco Santander (Brasil) SA, units	655,440	3,877
Vietnam Technological and Commercial JSCB (The)	3,142,700	3,772
Kaspi.kz JSC (ADR)	48,629	3,602
Samsung Fire & Marine Insurance Co., Ltd.	10,900	3,160
Central Depository Services (India), Ltd.	248,931	3,092
PB Fintech, Ltd. (a)	196,756	3,025
China Merchants Bank Co., Ltd., Class H	469,500	2,981
Qatar National Bank QPSC	610,717	2,865
State Bank of India	241,267	2,571
Multi Commodity Exchange of India, Ltd.	88,569	2,313
DB Insurance Co., Ltd.	19,894	2,175
BDO Unibank, Inc.	1,054,860	1,972
CVC Capital Partners PLC	144,296	1,892
Bank of Ningbo Co., Ltd., Class A	407,300	1,804
360 ONE WAM, Ltd.	177,690	1,798
Woori Financial Group, Inc.	76,255	1,609
Max Financial Services, Ltd. (a)	92,824	1,466
Wise PLC, Class A (a)	101,638	1,220
S&P Global, Inc.	2,769	1,178
Erste Group Bank AG	9,084	982
Haci Amer Sabanci Holding AS	474,722	973
Asia Commercial Joint Stock Bank	584,970	527
Sberbank of Russia PJSC (b)	2,662,164	— (d)
		637,953
Industrials 12.39%
International Container Terminal Services, Inc.	4,024,170	46,149
Airbus SE, non-registered shares	207,792	39,029
Contemporary Amperex Technology Co., Ltd., Class A	575,640	33,740
Rolls-Royce Holdings PLC	2,071,415	31,633
Hitachi, Ltd.	745,200	21,779
General Electric Co.	66,654	18,914
Rumo SA	5,874,027	18,428
Copa Holdings SA, Class A	147,604	16,769
Weichai Power Co., Ltd., Class A	3,435,896	12,393
Weichai Power Co., Ltd., Class H	947,000	3,376
Localiza Rent a Car SA, ordinary nominative shares	1,690,771	15,335
Localiza Rent a Car SA	14,340	125
Safran SA	42,117	13,774
BAE Systems PLC	452,593	13,175
IHI Corp.	610,879	12,485
Leonardo SpA	171,292	11,505
WEG SA	1,143,573	11,262
AGCO Corp.	86,436	10,015
Aselan Elektronik Sanayi ve Ticaret AS	1,383,252	9,981
GE Vernova, Inc.	11,008	9,609
Mitsui & Co., Ltd.	235,800	9,078
Techtronic Industries Co., Ltd.	642,500	8,552
Hanwha Aerospace Co., Ltd.	10,161	8,280
American Funds Insurance Series — Page 30 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	312,223	$7,702
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	1,043	258
Shenzhen Inovance Technology Co., Ltd., Class A	762,702	7,469
TransDigm Group, Inc.	6,266	7,262
Uber Technologies, Inc. (a)	97,842	7,038
Daikin Industries, Ltd.	50,600	6,139
Weir Group PLC (The)	149,654	5,599
DSV A/S	23,064	5,510
Kanzhun, Ltd., Class A (ADR)	301,480	4,037
Kanzhun, Ltd., Class A	90,300	602
Mitsubishi Heavy Industries, Ltd.	162,100	4,422
Larsen & Toubro, Ltd.	102,117	3,808
Grab Holdings, Ltd., Class A (a)	1,003,102	3,671
LG Corp.	59,315	3,241
Ayala Corp.	383,020	3,201
SM Investments Corp.	301,880	3,094
Schneider Electric SE	11,167	3,067
Carrier Global Corp.	52,689	2,967
Siemens AG	12,109	2,872
Komatsu, Ltd.	64,400	2,528
GT Capital Holdings, Inc.	288,570	2,482
Motiva Infraestrutura de Mobilidade SA	811,937	2,478
Didi Global, Inc. (ADR) (a)	600,793	2,469
Deere & Co.	4,304	2,424
International Consolidated Airlines Group SA (CDI)	463,348	2,172
Turk Hava Yollari Anonim Ortakligi, non-registered shares	317,343	2,099
InPost SA (a)	111,572	1,959
Embraer SA	128,416	1,908
Jiangsu Hengli Hydraulic Co., Ltd., Class A	122,664	1,729
Boeing Co. (The) (a)	6,350	1,264
Bureau Veritas SA	39,767	1,195
CSG NV (a)	35,445	954
Experian PLC	16,135	561
Siemens Energy AG	3,198	526
Haitian International Holdings, Ltd.	103,146	265
Wizz Air Holdings PLC (a)	4,927	58
		484,416
Consumer discretionary 9.39%
MercadoLibre, Inc. (a)	34,151	59,048
Midea Group Co., Ltd., Class A	2,868,833	31,870
Alibaba Group Holding, Ltd.	979,172	15,415
Alibaba Group Holding, Ltd. (ADR)	110,652	13,882
Trip.com Group, Ltd. (ADR) (a)	376,088	18,725
Trip.com Group, Ltd. (a)	18,145	898
H World Group, Ltd. (ADR)	265,184	13,336
H World Group, Ltd.	200,000	1,010
Eicher Motors, Ltd.	197,065	14,176
Ryohin Keikaku Co., Ltd.	570,400	12,130
Compagnie Financiere Richemont SA, Class A	66,410	11,834
BYD Co., Ltd., Class A	572,623	8,754
BYD Co., Ltd., Class H	187,900	2,576
LVMH Moet Hennessy-Louis Vuitton SE	18,302	10,173
Vibra Energia SA	1,593,588	9,728
Maruti Suzuki India, Ltd.	66,139	8,848
American Funds Insurance Series — Page 31 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group, Ltd.	1,743,000	$7,858
Eternal, Ltd. (a)	2,831,323	7,083
Jumbo SA	274,088	7,019
Li Ning Co., Ltd.	2,206,155	6,151
Lenskart Solutions, Ltd. (a)	1,098,275	5,868
TVS Motor Co., Ltd.	152,881	5,597
Sea, Ltd., Class A (ADR) (a)	65,079	5,389
Prosus NV, Class N	117,132	5,354
Pop Mart International Group, Ltd. (e)	281,600	5,286
Naspers, Ltd., Class N	88,840	4,601
Wynn Resorts, Ltd.	43,527	4,420
Moncler SpA	64,586	3,892
Tesla, Inc. (a)	10,334	3,842
Inchcape PLC	381,537	3,774
Hyundai Motor Co.	11,945	3,560
Fuyao Glass Industry Group Co., Ltd., Class A (a)	415,500	3,445
PDD Holdings, Inc. (ADR) (a)	33,530	3,426
Meituan, Class B (a)	284,100	3,087
Royal Caribbean Cruises, Ltd.	10,642	2,928
Aptiv Holdings, Ltd. (a)	40,530	2,814
YUM! Brands, Inc.	17,917	2,786
Fast Retailing Co., Ltd.	6,700	2,667
Marriott International, Inc., Class A	7,554	2,471
Mahindra & Mahindra, Ltd.	74,795	2,417
Pepkor Holdings, Ltd.	1,716,852	2,309
Starbucks Corp.	25,615	2,295
Coupang, Inc., Class A (a)	120,154	2,269
Hermes International	953	1,820
Industria de Diseno Textil SA	31,562	1,815
Shenzhou International Group Holdings, Ltd.	284,200	1,727
Ferrari NV (EUR denominated)	4,981	1,679
Accor SA	28,868	1,383
InterContinental Hotels Group PLC	10,187	1,342
Laopu Gold Co., Ltd., Class H	15,700	1,284
ANTA Sports Products, Ltd.	127,400	1,242
Compagnie Generale des Etablissements Michelin	33,724	1,148
Amadeus IT Group SA, Class A, non-registered shares	19,529	1,110
Shangri-La Asia, Ltd.	1,774,000	1,015
Tube Investments of India, Ltd.	36,685	1,010
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	945
Hilton Worldwide Holdings, Inc.	3,080	937
Sands China, Ltd.	438,800	933
Booking Holdings, Inc.	215	905
Renault SA	25,328	859
Kering SA	1,485	449
Evolution AB	6,810	425
		367,039
Communication services 8.85%
Tencent Holdings, Ltd.	1,529,301	96,548
Alphabet, Inc., Class A	93,693	26,942
Alphabet, Inc., Class C	85,106	24,414
Bharti Airtel, Ltd.	2,140,309	40,694
Meta Platforms, Inc., Class A	60,069	34,367
MTN Group, Ltd.	2,834,169	32,886
American Funds Insurance Series — Page 32 of 332

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
NetEase, Inc.	1,151,400	$25,618
NetEase, Inc. (ADR)	26,087	2,920
KT Corp. (ADR)	697,411	14,959
America Movil, SAB de CV, Class B (ADR)	328,981	8,382
Telkom Indonesia (Persero) Tbk PT, Class B	42,929,200	7,821
True Corp. PCL, foreign registered shares	14,541,786	6,526
Baidu, Inc., Class A (ADR) (a)	55,775	6,214
Orange	303,968	6,211
Netflix, Inc. (a)	33,498	3,221
Advanced Info Service PCL, foreign registered shares	254,200	2,946
ROBLOX Corp., Class A (a)	45,503	2,574
Singapore Telecommunications, Ltd.	318,000	1,231
NAVER Corp.	9,156	1,221
		345,695
Materials 8.09%
First Quantum Minerals, Ltd. (a)	1,695,336	40,534
Grupo Mexico, SAB de CV, Series B	3,023,922	32,380
Vale SA, ordinary nominative shares	1,341,167	21,355
Vale SA (ADR), ordinary nominative shares	213,245	3,393
Glencore PLC	2,172,644	16,556
APL Apollo Tubes, Ltd.	773,745	16,284
Barrick Mining Corp.	366,613	14,954
Valterra Platinum, Ltd. (ZAR denominated)	132,717	11,409
Valterra Platinum, Ltd. (ADR)	41,308	584
Amcor PLC (CDI)	248,748	9,704
Lundin Mining Corp.	379,717	9,469
Impala Platinum Holdings, Ltd.	621,680	9,137
Aura Minerals, Inc.	111,845	9,127
BASF SE	150,929	9,120
Zijin Gold International Co., Ltd. (a)	336,500	7,667
Anhui Conch Cement Co., Ltd., Class H	2,816,500	7,652
Linde PLC	14,887	7,380
Southern Copper Corp.	41,938	7,216
Suzano SA	704,427	7,058
Nutrien, Ltd. (CAD denominated)	78,881	5,954
Saudi Basic Industries Corp. non-registered shares	345,003	5,538
Zijin Mining Group Co., Ltd., Class H (a)	900,000	4,089
Zijin Mining Group Co., Ltd., Class A (a)	191,500	935
Siam Cement PCL, foreign registered shares	730,800	4,746
Baoshan Iron & Steel Co., Ltd., Class A	4,957,600	4,620
Freeport-McMoRan, Inc.	77,514	4,556
Pan American Silver Corp.	83,046	4,537
Wheaton Precious Metals Corp. (CAD denominated)	28,908	3,795
Sasol, Ltd. (a)	218,250	2,909
Sasol, Ltd. (ADR) (a)	30,300	393
Anglo American PLC	75,063	3,189
Nippon Steel Corp. (e)	724,100	2,660
Antofagasta PLC	57,866	2,574
Dow, Inc.	58,800	2,449
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,068	2,352
Corteva, Inc.	27,751	2,323
Gold Fields, Ltd.	37,005	1,722
Gold Fields, Ltd. (ADR)	10,047	456
ArcelorMittal SA	39,347	2,050
American Funds Insurance Series — Page 33 of 332

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Ivanhoe Mines, Ltd., Class A (a)	216,145	$1,847
Ecolab, Inc.	6,662	1,772
Heidelberg Materials AG, non-registered shares	8,545	1,760
Sika AG	10,179	1,693
MMG, Ltd. (a)	1,704,000	1,605
Syensqo SA (a)	26,212	1,516
Eldorado Gold Corp. (CAD denominated)	30,919	1,062
Northam Platinum Holdings, Ltd.	39,793	832
CEMEX, SAB de CV (ADR)	54,988	629
China Hongqiao Group, Ltd., Class H	134,500	613
Alrosa PJSC (a)(b)	1,123,215	— (d)
		316,155
Consumer staples 4.45%
Nestle SA	277,694	27,544
Kweichow Moutai Co., Ltd., Class A	113,570	23,926
Arca Continental, SAB de CV	1,005,871	11,601
JBS NV (BDR)	629,595	11,303
Avenue Supermarts, Ltd. (a)	241,311	10,142
Raia Drogasil SA, ordinary nominative shares	1,634,665	7,426
Carlsberg A/S, Class B	59,445	7,417
Philip Morris International, Inc.	43,107	7,127
Anheuser-Busch InBev SA/NV	82,756	5,742
KT&G Corp.	53,443	5,590
BBB Foods, Inc., Class A (a)	125,631	4,444
PepsiCo, Inc.	28,495	4,425
Zabka Group (a)	733,620	4,407
Dino Polska SA, non-registered shares (a)	476,028	4,343
Wal-Mart de Mexico, SAB de CV, Series V	1,147,675	3,727
Pernod Ricard SA	47,700	3,560
Danone SA	38,156	3,064
Varun Beverages, Ltd.	712,894	2,908
L’Oreal SA	6,964	2,856
Tsingtao Brewery Co., Ltd., Class H	446,634	2,773
United Spirits, Ltd.	212,027	2,737
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,096,067	2,595
British American Tobacco PLC	43,082	2,510
Bunge Global SA	19,153	2,436
Coca-Cola Co.	24,601	1,871
WH Group, Ltd.	1,359,000	1,791
Monster Beverage Corp. (a)	21,696	1,572
Mondelez International, Inc., Class A	27,086	1,561
Walmart, Inc.	11,931	1,483
JD Health International, Inc. (a)	107,650	659
ITC, Ltd.	138,809	428
		173,968
Health care 4.09%
AstraZeneca PLC (GBP denominated)	103,592	20,233
Max Healthcare Institute, Ltd.	1,916,026	19,913
Novo Nordisk AS, Class B	452,111	16,660
Eli Lilly and Co.	16,793	15,446
Laurus Labs, Ltd.	1,372,290	14,827
BeOne Medicines, Ltd. (ADR) (a)	35,234	10,463
BeOne Medicines, Ltd. (a)	36,200	821
American Funds Insurance Series — Page 34 of 332

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	865,488	$6,967
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	1,526
Innovent Biologics, Inc. (a)	730,873	8,018
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	229,801	6,922
Thermo Fisher Scientific, Inc.	11,746	5,774
WuXi AppTec Co., Ltd., Class A (a)	307,800	4,410
WuXi AppTec Co., Ltd., Class H	89,400	1,352
EssilorLuxottica SA	19,304	4,493
Dr. Sulaiman Al Habib Medical Services Group Co.	51,162	3,524
OdontoPrev SA	1,320,175	3,423
Align Technology, Inc. (a)	19,434	3,332
Rede D’Or Sao Luiz SA	412,647	3,104
bioMerieux SA	15,463	1,647
Mettler-Toledo International, Inc. (a)	1,181	1,489
Lupin, Ltd.	55,736	1,383
Mankind Pharma, Ltd.	62,374	1,328
Medtronic PLC	13,433	1,164
Abbott Laboratories	9,635	989
Danaher Corp.	2,738	519
CanSino Biologics, Inc., Class H (a)	35,921	145
		159,872
Energy 3.53%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,596,428	33,126
Reliance Industries, Ltd.	1,548,387	22,437
Vista Energy, SAB de CV, Class A (ADR) (a)	241,227	18,205
TotalEnergies SE (EUR denominated)	167,996	15,512
SLB, Ltd.	213,398	10,966
ADNOC Drilling Co. PJSC	6,797,486	9,535
Shell PLC (GBP denominated)	185,228	8,650
Adnoc Gas PLC	7,856,010	6,872
BP PLC (ADR)	94,700	4,451
HD Hyundai Co., Ltd.	26,456	4,165
Chevron Corp.	15,922	3,294
Borr Drilling, Ltd. (a)	149,981	865
Rosneft Oil Co. PJSC (b)	588,661	— (d)
		138,078
Utilities 1.41%
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	477,706	14,594
Gulf Development PCL	7,743,493	14,372
Power Grid Corp. of India, Ltd.	3,974,553	12,487
Equatorial SA	754,532	5,939
Engie SA	102,556	3,306
CPFL Energia SA	219,860	2,070
SembCorp Industries, Ltd.	286,200	1,486
AES Corp.	66,961	943
		55,197
Real estate 1.17%
Lodha Developers, Ltd.	2,184,582	15,840
China Resources Land, Ltd.	2,395,000	8,962
China Resources Mixc Lifestyle Services, Ltd.	929,000	5,590
CK Asset Holdings, Ltd.	744,000	4,250
Emaar Properties PJSC	1,306,180	4,217
American Funds Insurance Series — Page 35 of 332

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Longfor Group Holdings, Ltd. (e)	3,350,846	$3,304
SM Prime Holdings, Inc.	7,859,300	2,657
Fibra Uno Administracion REIT, SA de CV	300,200	489
ALLOS SA, ordinary nominative shares	60,365	354
		45,663
Total common stocks (cost: $2,292,581,000)		3,672,442
Preferred securities 0.88% Financials 0.51%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,955,467	16,387
Itau Unibanco Holding SA, preferred nominative shares	436,762	3,666
		20,053
Real estate 0.18%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	32,657	5,455
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	8,400	1,403
		6,858
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	69,078	5,500
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	34	43
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	1	1
		5,544
Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (e)	35,497	1,591
Cyrela Brazil Realty SA (a)	33,966	166
TVS Motor Co., Ltd., 6.00% cumulative preferred shares, 2026 (a)	781,980	84
Getir BV, Series D, preferred shares (a)(b)(c)	7,768	— (d)
		1,841
Total preferred securities (cost: $30,836,000)		34,296
Bonds, notes & other debt instruments 2.33% Bonds & notes of governments & government agencies outside the U.S. 2.01% Mexico 0.24%	Principal amount (000)
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	USD960	966
United Mexican States 6.875% 5/13/2037	610	641
United Mexican States 5.125% 3/19/2038	EUR420	470
United Mexican States 4.75% 3/8/2044	USD800	643
United Mexican States 3.75% 4/19/2071	200	116
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,006
United Mexican States, Series M, 7.75% 11/23/2034	12,548	641
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,109
United Mexican States, Series M, 7.75% 11/13/2042	20,000	927
United Mexican States, Series M, 8.00% 7/31/2053	19,887	920
		9,439
Malaysia 0.14%
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	741
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,454
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	168
American Funds Insurance Series — Page 36 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR2,200	$536
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	276
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	541
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	293
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
		5,327
Brazil 0.13%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	358
Brazil (Federative Republic of) 10.00% 1/1/2031	6,065	1,023
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,378	594
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,102
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,195
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,383	892
		5,168
India 0.13%
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 6.54% 1/17/2032	15,620	162
India (Republic of) 7.18% 8/14/2033	95,020	1,011
India (Republic of) 7.18% 7/24/2037	132,100	1,391
India (Republic of) 8.13% 6/22/2045	92,570	1,037
India (Republic of) 7.06% 10/10/2046	67,020	670
India (Republic of) 7.09% 8/5/2054	77,070	757
		5,066
Colombia 0.12%
Colombia (Republic of) 3.25% 4/22/2032	USD700	585
Colombia (Republic of) 5.20% 5/15/2049	391	281
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	907
Colombia (Republic of), Series B, 13.25% 2/9/2033	6,659,500	1,797
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	395
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	222
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	576
		4,763
Indonesia 0.12%
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	139
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	998
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	888
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	488
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	432
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	542
Indonesia (Republic of), Series 106, 7.125% 8/15/2040	13,148,000	787
		4,601
Poland 0.10%
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD370	370
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,323
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,102
		3,795
American Funds Insurance Series — Page 37 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Hungary 0.08%	Principal amount (000)	Value (000)
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	$849
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	344
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	476
Hungary (Republic of) 3.00% 4/25/2041	276,970	524
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	500
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	395
		3,088
China 0.08%
China (Peoples Republic of), Series INBK, 1.61% 2/15/2035	CNY6,720	961
China (Peoples Republic of), Series INBK, 1.63% 10/25/2030	13,140	1,912
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	208
		3,081
Saudi Arabia 0.07%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	475
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,174
		2,649
South Africa 0.07%
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	204
South Africa (Republic of) 11.625% 3/31/2053	ZAR13,912	969
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	27
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	80
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	487
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	8
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	840
		2,615
Egypt 0.06%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	608
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	109
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,126
Egypt (Arab Republic of) 8.50% 1/31/2047	400	346
Egypt (Arab Republic of) 8.875% 5/29/2050	386	341
		2,530
Czech Republic 0.06%
Czech Republic 1.20% 3/13/2031	CZK27,360	1,105
Czech Republic 3.50% 5/30/2035	15,840	676
Czech Republic 1.95% 7/30/2037	17,900	628
		2,409
Peru 0.06%
Peru (Republic of) 3.00% 1/15/2034	USD225	192
Peru (Republic of) 6.55% 3/14/2037	360	390
Peru (Republic of) 7.60% 8/12/2039	PEN4,628	1,376
Peru (Republic of) 3.55% 3/10/2051	USD490	333
Peru (Republic of) 2.78% 12/1/2060	100	53
		2,344
American Funds Insurance Series — Page 38 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Philippines 0.06%	Principal amount (000)	Value (000)
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	$197
Philippines (Republic of) 6.00% 8/20/2030	14,790	239
Philippines (Republic of) 6.75% 9/15/2032	41,240	676
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	537
Philippines (Republic of) 3.95% 1/20/2040	500	421
		2,226
Turkey 0.05%
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	200	214
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY8,909	142
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,204
		2,153
Chile 0.04%
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	853
Chile (Republic of) 5.30% 11/1/2037	425,000	448
Chile (Republic of) 4.34% 3/7/2042	USD350	307
		1,608
Romania 0.04%
Romania (Republic of) 5.25% 5/30/2032	EUR450	515
Romania (Republic of) 5.25% 5/30/2032	230	263
Romania (Republic of) 2.00% 4/14/2033	300	274
Romania (Republic of) 5.625% 5/30/2037	390	426
		1,478
Kazakhstan 0.04%
Kazakhstan (Republic of) 5.30% 10/19/2027	KZT48,750	88
Kazakhstan (Republic of) 6.50% 10/24/2027	63,737	116
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	952
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	KZT133,877	276
		1,432
Republic of Kenya 0.04%
Kenya (Republic of) 6.30% 1/23/2034	USD645	537
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	545
Kenya (Republic of) 9.50% 3/5/2036	330	324
		1,406
Republic of Angola 0.03%
Angola (Republic of) 8.25% 5/9/2028	600	606
Angola (Republic of) 8.00% 11/26/2029 (f)	445	441
Angola (Republic of) 8.75% 4/14/2032 (f)	280	272
		1,319
Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	572
Nigeria (Republic of) 7.875% 2/16/2032	USD280	284
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	407
		1,263
American Funds Insurance Series — Page 39 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Sultanate of Oman 0.03%	Principal amount (000)	Value (000)
Oman (Sultanate of) 6.00% 8/1/2029	USD715	$736
Oman (Sultanate of) 6.75% 1/17/2048	485	506
		1,242
Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	260
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	719
Morocco (Kingdom of) 4.75% 4/2/2035	200	228
		1,207
Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	USD875	880
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	279
		1,159
Gabon 0.03%
Gabonese (Republic of) 6.625% 2/6/2031	720	603
Gabonese (Republic of) 7.00% 11/24/2031	500	414
		1,017
Thailand 0.02%
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	817
Benin 0.02%
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	678
Dominican Republic 0.02%
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	384	390
Dominican Republic (Government of) 5.875% 1/30/2060	335	281
		671
Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	100	100
Panama (Republic of) 6.875% 1/31/2036	530	565
		665
Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	540	406
Supra National 0.01%
Asian Development Bank 5.25% 4/29/2035	PHP25,800	397
United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	175
Paraguay 0.00%
Paraguay (Republic of) 4.95% 4/28/2031	167	167
American Funds Insurance Series — Page 40 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Cote d’Ivoire 0.00%	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	$162
Total bonds & notes of governments & government agencies outside the U.S.		78,523
Corporate bonds and notes 0.32% Energy 0.08%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	412
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	583
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	344
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	311
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	264
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	224
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	395
YPF SA 8.25% 1/17/2034 (f)	335	342
		3,316
Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	468
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	378
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	366
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	422
		1,914
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	369
Meituan 3.05% 10/28/2030	200	184
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	350
MercadoLibre, Inc. 3.125% 1/14/2031	200	183
Sands China, Ltd. 4.375% 6/18/2030	220	212
Wynn Macau, Ltd. 5.625% 8/26/2028	260	256
		1,829
Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	785
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	162
PLDT, Inc. 2.50% 1/23/2031	USD210	192
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	267
		1,406
Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	169
CSN Resources SA 8.875% 12/5/2030 (f)	400	284
PT Krakatau Posco 6.375% 6/11/2027	345	347
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	320	333
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)	200	200
		1,333
American Funds Insurance Series — Page 41 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials 0.02%		Principal amount (000)	Value (000)
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		USD335	$337
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	359
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			895
Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	276
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		261	242
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	341
			859
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	207
NBM US Holdings, Inc. 7.00% 5/14/2026 (c)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)		420	421
			828
Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	268
Total corporate bonds and notes			12,648
Total bonds, notes & other debt instruments (cost: $92,073,000)			91,171
Short-term securities 2.72% Money market investments 2.62%		Shares
Capital Group Central Cash Fund 3.71% (i)(j)		1,022,654	102,255
Money market investments purchased with collateral from securities on loan 0.08%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (i)(k)		3,173,849	3,174
Bills & notes of governments & government agencies outside the U.S. 0.02%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 6/30/2026	21.341%	EGP6,275	109
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	495
Nigeria (Republic of) 1/19/2027	15.839	NGN632,880	394
			998
Total short-term securities (cost: $106,431,000)			106,427
Total investment securities 99.88% (cost: $2,521,921,000)			3,904,336
Other assets less liabilities 0.12%			4,573
Net assets 100.00%			$3,908,909
American Funds Insurance Series — Page 42 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	7/6/2026	USD(415)	$3
5 Year Euro-Bobl Futures	Short	12	6/10/2026	(1,601)	34
5 Year U.S. Treasury Note Futures	Long	8	7/6/2026	865	(12)
10 Year Euro-Bund Futures	Short	12	6/10/2026	(1,739)	48
10 Year Ultra U.S. Treasury Note Futures	Long	10	6/30/2026	1,135	(26)
30 Year Ultra U.S. Treasury Bond Futures	Long	1	6/30/2026	117	1
					$48
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	1,786	EUR	1,510	Citibank	4/1/2026	$41
EUR	1,510	USD	1,731	Citibank	4/1/2026	14
USD	156	IDR	2,643,945	Citibank	4/10/2026	— (d)
USD	132	INR	12,512	Citibank	4/10/2026	(1)
INR	12,512	USD	136	HSBC Bank	4/10/2026	(3)
USD	784	COP	3,027,600	Morgan Stanley	4/10/2026	(38)
USD	914	PHP	54,395	Citibank	4/13/2026	17
USD	754	PHP	44,910	Goldman Sachs	4/13/2026	13
USD	907	ZAR	15,170	JPMorgan Chase	4/13/2026	11
USD	41	MXN	723	Morgan Stanley	4/13/2026	— (d)
PLN	767	USD	208	UBS AG	4/13/2026	(1)
USD	769	BRL	4,046	Morgan Stanley	4/13/2026	(10)
USD	2,005	CNH	13,760	Standard Chartered Bank	4/15/2026	5
PHP	5,000	USD	84	Barclays Bank PLC	4/15/2026	(2)
CZK	13,340	USD	633	JPMorgan Chase	4/15/2026	(5)
CNH	6,555	USD	946	JPMorgan Chase	4/20/2026	8
CNH	13,485	USD	1,957	Bank of New York Mellon	4/20/2026	4
MYR	199	USD	51	JPMorgan Chase	4/20/2026	(1)
USD	1,471	BRL	7,702	Citibank	4/22/2026	(10)
THB	30,030	USD	913	HSBC Bank	4/24/2026	8
INR	12,512	USD	131	Citibank	5/6/2026	2
USD	1,734	EUR	1,510	Citibank	5/8/2026	(14)
USD	1,580	MXN	27,355	Goldman Sachs	5/26/2026	62
USD	260	MXN	4,620	Goldman Sachs	5/26/2026	3
						$103
American Funds Insurance Series — Page 43 of 332

unaudited
Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.62%
Money market investments 2.62%
Capital Group Central Cash Fund 3.71% (i)	$60,900	$206,397	$165,035	$3	$(10)	$102,255	$806
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$5,455	0.14%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,403	0.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	411	421	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	199	200	0.01
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	656	483	0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	43	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	1	0.00 (l)
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	322	333	0.01
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (d)	0.00 (l)
Total		$12,122	$8,339	0.21%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,144,000, which represented 0.31% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 3/31/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Security purchased with cash collateral from securities on loan.
(l)	Amount less than 0.01%.
American Funds Insurance Series — Page 44 of 332

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints
IDR = Indonesian rupiah

INR = Indian rupees
KZT = Kazakhstani tenge
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 45 of 332

Washington Mutual Investors Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 95.55% Information technology 19.96%	Shares	Value (000)
Broadcom, Inc.	2,203,182	$681,907
Microsoft Corp.	1,404,114	519,761
Apple, Inc.	1,094,369	277,740
NVIDIA Corp.	1,004,524	175,189
KLA Corp.	98,036	144,349
ASML Holding NV (ADR)	94,739	125,134
International Business Machines Corp.	314,416	76,211
Salesforce, Inc.	242,734	45,311
SAP SE (ADR)	176,920	30,291
Intel Corp. (a)	611,674	26,993
Applied Materials, Inc.	73,434	25,099
Amphenol Corp., Class A	197,403	24,942
Accenture PLC, Class A	124,721	24,731
TE Connectivity PLC	102,836	21,495
Texas Instruments, Inc.	105,866	20,553
Western Digital Corp.	59,405	16,068
Hewlett Packard Enterprise Co.	457,619	10,896
Fair Isaac Corp. (a)	10,030	10,707
Adobe, Inc. (a)	28,026	6,813
Motorola Solutions, Inc.	9,895	4,294
ASM International NV (ADR) (b)	4,561	3,438
Oracle Corp.	17,463	2,569
		2,274,491
Financials 15.28%
Marsh & McLennan Cos., Inc.	1,143,292	198,304
Bank of America Corp.	3,562,877	173,690
JPMorgan Chase & Co.	564,061	165,924
Visa, Inc., Class A	477,861	144,429
Mastercard, Inc., Class A	218,288	109,070
Truist Financial Corp.	2,294,204	105,465
BlackRock, Inc.	88,711	85,314
Capital One Financial Corp.	383,003	69,871
Arthur J. Gallagher & Co.	262,027	56,750
Wells Fargo & Co.	675,100	53,745
KKR & Co., Inc.	568,981	52,631
CME Group, Inc., Class A	172,992	51,093
Progressive Corp.	246,178	48,802
Blackstone, Inc.	373,920	42,997
Morgan Stanley	258,399	42,525
Apollo Asset Management, Inc.	372,893	41,548
Citizens Financial Group, Inc.	678,982	40,719
Chubb, Ltd.	120,446	39,257
S&P Global, Inc.	90,394	38,448
Aon PLC, Class A	98,824	31,898
Citigroup, Inc.	207,496	23,532
American Funds Insurance Series — Page 46 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
American Express Co.	64,677	$19,563
Brookfield Asset Management, Ltd., Class A	345,786	15,370
Carlyle Group, Inc. (The)	317,353	15,357
Goldman Sachs Group, Inc.	17,737	15,005
Equitable Holdings, Inc.	299,691	11,122
KeyCorp	548,704	11,001
Huntington Bancshares, Inc.	598,500	9,366
Fifth Third Bancorp	178,306	8,284
Intercontinental Exchange, Inc.	48,480	7,625
Charles Schwab Corp. (The)	57,745	5,427
Berkshire Hathaway, Inc., Class B (a)	10,976	5,260
PNC Financial Services Group, Inc.	8,347	1,737
		1,741,129
Industrials 13.21%
RTX Corp.	958,483	184,891
Northrop Grumman Corp.	268,232	182,999
General Electric Co.	486,566	138,073
Deere & Co.	215,767	121,542
Caterpillar, Inc.	154,056	109,142
Union Pacific Corp.	333,458	80,904
Paychex, Inc.	864,706	79,657
L3Harris Technologies, Inc.	217,278	74,993
Boeing Co. (The) (a)	368,574	73,357
Delta Air Lines, Inc.	807,328	53,671
Verisk Analytics, Inc.	257,977	48,951
3M Co.	292,686	42,507
Lennox International, Inc.	89,406	41,496
Parker-Hannifin Corp.	39,311	35,193
Watsco, Inc.	95,381	34,699
GE Vernova, Inc.	34,793	30,371
Siemens AG (ADR)	191,551	23,346
Waste Connections, Inc.	130,488	21,196
Johnson Controls International PLC	157,835	20,668
Ingersoll-Rand, Inc.	240,674	19,283
BAE Systems PLC (ADR)	136,409	15,892
HEICO Corp.	44,486	12,198
CSX Corp.	290,528	11,926
Equifax, Inc.	60,828	10,953
RELX PLC (ADR)	307,269	10,186
Waste Management, Inc.	33,438	7,684
Trane Technologies PLC	14,265	5,945
FedEx Corp.	14,386	5,124
Applied Industrial Technologies, Inc.	16,977	4,504
ITT, Inc.	20,862	3,975
		1,505,326
Health care 11.39%
Eli Lilly and Co.	214,924	197,681
Amgen, Inc.	491,450	172,917
UnitedHealth Group, Inc.	537,911	145,553
CVS Health Corp.	1,806,717	129,758
AbbVie, Inc.	549,232	119,452
Gilead Sciences, Inc.	678,610	94,578
Abbott Laboratories	911,841	93,619
American Funds Insurance Series — Page 47 of 332

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Danaher Corp.	311,050	$58,975
Vertex Pharmaceuticals, Inc. (a)	128,940	57,577
Johnson & Johnson	232,309	56,786
Thermo Fisher Scientific, Inc.	84,887	41,725
AstraZeneca PLC (ADR)	166,082	32,755
Zimmer Biomet Holdings, Inc.	251,175	22,711
IDEXX Laboratories, Inc. (a)	26,049	14,637
Illumina, Inc. (a)	110,721	13,648
Elevance Health, Inc.	39,244	11,489
Novo Nordisk AS, Class B (ADR)	303,343	11,148
Humana, Inc.	47,537	8,242
Bristol-Myers Squibb Co.	96,148	5,831
McKesson Corp.	4,752	4,112
Align Technology, Inc. (a)	15,745	2,699
Cardinal Health, Inc.	6,793	1,435
		1,297,328
Consumer staples 8.97%
Philip Morris International, Inc.	2,549,614	421,553
British American Tobacco PLC (ADR)	2,812,003	164,418
Keurig Dr Pepper, Inc.	2,905,858	76,511
Mondelez International, Inc., Class A	1,282,644	73,932
Coca-Cola Co.	751,246	57,132
Costco Wholesale Corp.	50,307	50,127
Altria Group, Inc.	579,917	38,269
Constellation Brands, Inc., Class A	246,866	37,030
Church & Dwight Co., Inc.	227,492	21,230
Nestle SA (ADR)	200,456	19,865
Procter & Gamble Co.	136,221	19,676
Walmart, Inc.	150,441	18,697
Bunge Global SA	74,092	9,425
Kraft Heinz Co. (The)	390,366	8,779
Estee Lauder Cos., Inc. (The), Class A	73,421	5,269
		1,021,913
Consumer discretionary 7.10%
Royal Caribbean Cruises, Ltd.	533,820	146,897
Starbucks Corp.	1,065,389	95,448
Home Depot, Inc.	250,057	82,241
YUM! Brands, Inc.	501,014	77,898
D.R. Horton, Inc.	487,587	66,907
Darden Restaurants, Inc.	317,938	62,328
Amazon.com, Inc. (a)	295,124	61,465
TJX Cos., Inc. (The)	316,200	50,497
NIKE, Inc., Class B	537,367	28,384
General Motors Co.	294,313	21,926
Booking Holdings, Inc.	5,129	21,595
Marriott International, Inc., Class A	59,249	19,379
Texas Roadhouse, Inc.	111,525	18,417
Vail Resorts, Inc. (b)	136,352	17,497
Tractor Supply Co.	362,596	16,426
Toll Brothers, Inc.	81,236	11,086
American Funds Insurance Series — Page 48 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sony Group Corp. (ADR) (b)	268,839	$5,565
Chipotle Mexican Grill, Inc. (a)	165,637	5,302
		809,258
Communication services 5.68%
Alphabet, Inc., Class A	621,280	178,656
Alphabet, Inc., Class C	508,057	145,741
Meta Platforms, Inc., Class A	265,340	151,809
Comcast Corp., Class A	3,543,129	101,723
AT&T, Inc.	953,229	27,634
Walt Disney Co. (The)	250,031	24,098
Netflix, Inc. (a)	177,872	17,102
Versant Media Group, Inc., Class A	— (c)	— (c)
		646,763
Energy 4.26%
Exxon Mobil Corp.	734,042	124,538
ConocoPhillips	802,414	105,919
EOG Resources, Inc.	520,616	75,265
Canadian Natural Resources, Ltd.	1,321,943	64,418
Chevron Corp.	266,745	55,190
TC Energy Corp.	360,429	22,563
Halliburton Co.	398,694	15,545
SLB, Ltd.	216,823	11,143
TotalEnergies SE	65,622	5,970
Baker Hughes Co., Class A	82,248	5,021
		485,572
Utilities 3.83%
Constellation Energy Corp.	398,548	111,294
Sempra	690,244	67,071
FirstEnergy Corp.	1,299,185	65,817
Southern Co. (The)	621,124	59,951
DTE Energy Co.	221,096	32,329
Exelon Corp.	584,985	28,676
CenterPoint Energy, Inc.	572,604	24,714
Entergy Corp.	166,902	18,753
Public Service Enterprise Group, Inc.	184,231	14,913
Atmos Energy Corp.	67,234	12,419
		435,937
Real estate 3.09%
Welltower, Inc. REIT	964,448	190,681
Public Storage REIT	221,033	59,873
Simon Property Group, Inc. REIT	158,605	29,585
Prologis, Inc. REIT	200,496	26,502
Ventas, Inc. REIT	219,292	17,934
American Tower Corp. REIT	95,755	16,525
Extra Space Storage, Inc. REIT	42,274	5,543
Rexford Industrial Realty, Inc. REIT	156,135	5,110
CoStar Group, Inc. (a)	23,002	928
		352,681
American Funds Insurance Series — Page 49 of 332

unaudited
Common stocks (continued) Materials 2.78%	Shares	Value (000)
Air Products and Chemicals, Inc.	312,691	$90,834
Wheaton Precious Metals Corp.	553,855	72,561
Corteva, Inc.	591,153	49,485
International Paper Co.	907,419	32,395
Linde PLC	63,825	31,642
Royal Gold, Inc.	102,974	26,206
H.B. Fuller Co.	114,890	7,086
LyondellBasell Industries NV	85,405	6,880
		317,089
Total common stocks (cost: $6,954,454,000)		10,887,487
Convertible stocks 0.87% Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	627,490	40,712
Financials 0.33%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	30,935
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	6,820
		37,755
Utilities 0.18%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	406,324	20,885
Total convertible stocks (cost: $101,160,000)		99,352
Short-term securities 3.57% Money market investments 3.43%
Capital Group Central Cash Fund 3.71% (d)(e)	3,903,781	390,339
Money market investments purchased with collateral from securities on loan 0.14%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (d)(f)	15,755,184	15,755
Total short-term securities (cost: $406,084,000)		406,094
Total investment securities 99.99% (cost: $7,461,698,000)		11,392,933
Other assets less liabilities 0.01%		1,370
Net assets 100.00%		$11,394,303
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.43%
Money market investments 3.43%
Capital Group Central Cash Fund 3.71% (d)	$272,530	$433,706	$315,816	$(34)	$(47)	$390,339	$3,070

American Funds Insurance Series — Page 50 of 332

unaudited
(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 3/31/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 51 of 332

U.S. Small and Mid Cap Equity Fund®
Investment portfolio
March 31, 2026
unaudited

Common stocks 97.91% Industrials 18.24%	Shares	Value (000)
Comfort Systems USA, Inc.	1,280	$1,765
Bloom Energy Corp., Class A (a)	8,618	1,168
XPO, Inc. (a)	5,486	1,067
Karman Holdings, Inc. (a)	12,020	962
Core & Main, Inc., Class A (a)	18,676	923
AGCO Corp.	7,816	906
Crane Co.	4,867	832
ATI, Inc. (a)	5,699	829
United Rentals, Inc.	957	697
FTAI Aviation, Ltd.	2,845	697
APi Group Corp. (a)	16,807	681
Ingersoll-Rand, Inc.	7,883	632
CSX Corp.	14,540	597
Copart, Inc. (a)	15,225	505
Generac Holdings, Inc. (a)	2,493	487
PACCAR, Inc.	4,187	484
The Toro Co.	4,941	462
Applied Industrial Technologies, Inc.	1,718	456
Alaska Air Group, Inc. (a)	11,833	435
VSE Corp.	1,984	366
L3Harris Technologies, Inc.	1,056	365
CSW Industrials, Inc.	1,325	345
Builders FirstSource, Inc. (a)	3,919	323
HEICO Corp.	1,015	278
SPX Technologies, Inc. (a)	1,321	264
C.H. Robinson Worldwide, Inc.	1,390	231
SiteOne Landscape Supply, Inc. (a)	1,590	212
Fluor Corp. (a)	4,233	197
Sunrun, Inc. (a)	12,571	170
United Parcel Service, Inc., Class B	1,590	156
EquipmentShare.com, Inc., Class A (a)	5,216	106
AMETEK, Inc.	423	91
		17,689
Financials 17.59%
RenaissanceRe Holdings, Ltd.	6,138	1,824
Brown & Brown, Inc.	26,249	1,712
Capital One Financial Corp.	6,664	1,216
WEX, Inc. (a)	6,252	957
KeyCorp	44,153	885
Tradeweb Markets, Inc., Class A	6,874	809
Fifth Third Bancorp	17,315	804
StepStone Group, Inc., Class A	16,395	782
LPL Financial Holdings, Inc.	2,320	698
Victory Capital Holdings, Inc., Class A	9,721	637
Fiserv, Inc. (a)	10,247	572
American Funds Insurance Series — Page 52 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
GQG Partners, Inc. (CDI)	463,726	$560
Kinsale Capital Group, Inc.	1,533	524
Principal Financial Group, Inc.	5,600	505
Affirm Holdings, Inc., Class A (a)	10,518	482
Block, Inc., Class A (a)	7,959	479
Essent Group, Ltd.	7,913	462
Ameriprise Financial, Inc.	867	385
Ally Financial, Inc.	9,587	376
Arthur J. Gallagher & Co.	1,662	360
TPG, Inc., Class A	8,805	357
Artisan Partners Asset Management, Inc., Class A	9,461	344
Hamilton Lane, Inc., Class A	2,968	295
Apollo Asset Management, Inc.	2,529	282
Aon PLC, Class A	734	237
Figure Technology Solutions, Inc. (a)	5,018	170
Accelerant Holdings, Class A (a)	10,758	144
Citizens Financial Group, Inc.	2,376	142
Blue Owl Capital, Inc., Class A	5,827	53
		17,053
Consumer discretionary 15.85%
Vail Resorts, Inc. (b)	14,314	1,837
LKQ Corp.	57,078	1,676
YUM! Brands, Inc.	9,151	1,423
Five Below, Inc. (a)	3,989	911
Aptiv Holdings, Ltd. (a)	12,587	874
Texas Roadhouse, Inc.	4,905	810
Covista, Inc. (a)	6,840	788
General Motors Co.	10,180	758
Hilton Worldwide Holdings, Inc.	2,400	730
CAVA Group, Inc. (a)	5,998	485
Chipotle Mexican Grill, Inc. (a)	14,830	475
TopBuild Corp. (a)	1,143	402
D.R. Horton, Inc.	2,805	385
O’Reilly Automotive, Inc. (a)	3,607	333
Toll Brothers, Inc.	2,275	310
Darden Restaurants, Inc.	1,582	310
Wingstop, Inc.	1,920	298
Royal Caribbean Cruises, Ltd.	1,018	280
Century Communities, Inc.	4,651	267
AutoZone, Inc. (a)	73	247
Cavco Industries, Inc. (a)	494	239
Brinker International, Inc. (a)	1,649	235
SharkNinja, Inc. (a)	2,219	235
DoorDash, Inc., Class A (a)	1,551	233
Chewy, Inc., Class A (a)	8,167	221
Polaris, Inc.	4,036	220
Carnival Corp.	8,387	217
Bright Horizons Family Solutions, Inc. (a)	2,138	176
		15,375
Information technology 12.86%
Ciena Corp. (a)	3,655	1,419
Ingram Micro Holding Corp.	59,708	1,392
Keysight Technologies, Inc. (a)	4,659	1,316
American Funds Insurance Series — Page 53 of 332

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Fabrinet, non-registered shares (a)	2,219	$1,157
Akamai Technologies, Inc. (a)	8,850	1,016
Procore Technologies, Inc. (a)	16,514	941
Flex, Ltd. (a)	12,217	800
Cloudflare, Inc., Class A (a)	3,764	777
MongoDB, Inc., Class A (a)	2,100	514
Lumentum Holdings, Inc. (a)	619	435
TTM Technologies, Inc. (a)	4,118	401
GPGI, Inc., Class A (c)	20,637	353
GPGI, Inc., Class A	214	3
Hewlett Packard Enterprise Co.	13,414	319
Fair Isaac Corp. (a)	290	310
Datadog, Inc., Class A (a)	1,972	233
CoreWeave, Inc., Class A (a)	2,907	225
Figma, Inc. (a)(b)	9,536	202
Impinj, Inc. (a)	1,733	178
EPAM Systems, Inc. (a)	1,245	169
Snowflake, Inc. (a)	1,065	161
RingCentral, Inc., Class A	2,998	111
Via Transportation, Inc., Class A (a)	2,340	35
		12,467
Health care 11.07%
Align Technology, Inc. (a)	6,763	1,159
Ionis Pharmaceuticals, Inc. (a)	14,879	1,117
Illumina, Inc. (a)	4,929	608
Medline, Inc., Class A (a)	13,482	600
NewAmsterdam Pharma Co. NV (a)	17,766	569
Humana, Inc.	3,165	549
Generate Biomedicines, Inc. (a)	39,715	496
Veeva Systems, Inc., Class A (a)	2,624	461
Bio-Techne Corp.	8,686	454
Cooper Cos., Inc. (a)	6,280	449
Elanco Animal Health, Inc. (a)	17,919	429
Halozyme Therapeutics, Inc. (a)	6,271	405
Penumbra, Inc. (a)	1,073	352
Centessa Pharmaceuticals PLC (ADR) (a)	8,399	334
Natera, Inc. (a)	1,551	310
Alignment Healthcare, Inc. (a)	17,563	309
Charles River Laboratories International, Inc. (a)	1,686	291
Regeneron Pharmaceuticals, Inc.	349	270
Alnylam Pharmaceuticals, Inc. (a)	787	260
Tenet Healthcare Corp. (a)	1,379	260
IDEXX Laboratories, Inc. (a)	460	258
IQVIA Holdings, Inc. (a)	1,345	229
Krystal Biotech, Inc. (a)	811	210
Doximity, Inc., Class A (a)	8,267	193
Zimmer Biomet Holdings, Inc.	1,845	167
		10,739
Consumer staples 6.10%
US Foods Holding Corp. (a)	26,336	2,428
Monster Beverage Corp. (a)	15,351	1,112
e.l.f. Beauty, Inc. (a)	13,827	838
Caseys General Stores, Inc.	1,052	766
American Funds Insurance Series — Page 54 of 332

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Constellation Brands, Inc., Class A	1,624	$244
Maplebear, Inc. (a)	6,356	238
Estee Lauder Cos., Inc. (The), Class A	2,779	200
The Campbell’s Co. (b)	4,126	92
		5,918
Energy 3.96%
Diamondback Energy, Inc.	5,301	1,049
Expand Energy Corp.	7,051	774
SLB, Ltd.	11,522	592
Baker Hughes Co., Class A	6,985	426
Permian Resources Corp., Class A	17,483	373
Viper Energy, Inc., Class A	7,543	354
Matador Resources Co.	2,303	146
Northern Oil and Gas, Inc.	4,152	121
		3,835
Materials 3.58%
Westlake Corp.	6,221	727
Corteva, Inc.	7,987	669
Perpetua Resources Corp. (a)	21,372	601
Element Solutions, Inc.	15,675	535
Louisiana-Pacific Corp.	5,882	428
Royal Gold, Inc.	1,640	417
USA Rare Earth, Inc., Class A (a)(c)	7,553	99
		3,476
Utilities 3.13%
Exelon Corp.	39,220	1,922
PG&E Corp.	32,329	568
NRG Energy, Inc.	3,090	452
FirstEnergy Corp.	1,922	97
		3,039
Real estate 2.83%
Simon Property Group, Inc. REIT	6,176	1,152
Essex Property Trust, Inc. REIT	2,048	495
Zillow Group, Inc., Class A (a)	9,346	387
Crown Castle, Inc. REIT	4,633	377
American Healthcare REIT, Inc.	4,459	210
Alexandria Real Estate Equities, Inc. REIT	2,694	125
		2,746
Communication services 2.70%
ROBLOX Corp., Class A (a)	13,325	754
New York Times Co., Class A	8,733	731
Charter Communications, Inc., Class A (a)	2,825	610
Live Nation Entertainment, Inc. (a)	3,396	518
		2,613
Total common stocks (cost: $91,458,000)		94,950
American Funds Insurance Series — Page 55 of 332

unaudited
Short-term securities 2.91% Money market investments 1.52%	Shares	Value (000)
Capital Group Central Cash Fund 3.71% (d)(e)	14,764	$1,476
Money market investments purchased with collateral from securities on loan 1.39%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (d)(f)	1,342,941	1,343
Total short-term securities (cost: $2,819,000)		2,819
Total investment securities 100.82% (cost: $94,277,000)		97,769
Other assets less liabilities (0.82)%		(792)
Net assets 100.00%		$96,977
Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.52%
Money market investments 1.52%
Capital Group Central Cash Fund 3.71% (d)	$2,963	$14,612	$16,099	$— (g)	$— (g)	$1,476	$27
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$353	0.37%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	99	0.10
Total		$544	$452	0.47%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 3/31/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan.
(g)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest

REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 56 of 332

Capital World Growth and Income Fund®
Investment portfolio
March 31, 2026
unaudited

Common stocks 96.32% Information technology 22.92%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,789,772	$100,899
Broadcom, Inc.	232,460	71,949
NVIDIA Corp.	267,258	46,610
Microsoft Corp.	115,953	42,922
Apple, Inc.	139,522	35,409
ASML Holding NV	18,368	24,313
Micron Technology, Inc.	71,160	24,041
Applied Materials, Inc.	37,284	12,743
Intel Corp. (a)	280,221	12,366
Tokyo Electron, Ltd.	42,375	10,363
Seagate Technology Holdings PLC	17,759	6,957
MediaTek, Inc.	140,094	6,783
Ciena Corp. (a)	14,442	5,607
Samsung Electronics Co., Ltd.	49,620	5,574
SK hynix, Inc.	9,970	5,423
Amphenol Corp., Class A	42,859	5,415
Western Digital Corp.	17,236	4,662
Lenovo Group Ltd.	3,612,000	4,292
Cloudflare, Inc., Class A (a)	17,544	3,620
International Business Machines Corp.	13,653	3,309
Allegro MicroSystems, Inc. (a)	84,832	2,675
Corning, Inc.	19,497	2,651
Accenture PLC, Class A	12,592	2,497
Oracle Corp.	16,784	2,469
Shopify, Inc., Class A, subordinate voting shares (a)	18,872	2,239
Marvell Technology, Inc.	18,061	1,789
Cisco Systems, Inc.	22,873	1,775
EPAM Systems, Inc. (a)	10,574	1,432
ARM Holdings PLC (ADR) (a)	7,031	1,064
AppLovin Corp., Class A (a)	2,540	1,011
ASE Technology Holding Co., Ltd. (a)	53,000	581
Strategy, Inc., Class A (a)	4,619	576
Arista Networks, Inc. (a)	2,085	256
		454,272
Industrials 15.39%
BAE Systems PLC	898,273	26,148
RTX Corp.	91,076	17,569
Airbus SE, non-registered shares	92,995	17,467
General Electric Co.	60,765	17,243
Deere & Co.	29,201	16,449
Union Pacific Corp.	57,695	13,998
Volvo AB, Class B	349,395	11,399
TransDigm Group, Inc.	9,697	11,238
Leonardo SpA	162,730	10,930
Siemens AG	41,133	9,756
American Funds Insurance Series — Page 57 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Carrier Global Corp.	142,669	$8,034
Rolls-Royce Holdings PLC	494,572	7,553
Melrose Industries PLC	1,113,727	7,502
L3Harris Technologies, Inc.	19,413	6,700
United Rentals, Inc.	9,033	6,581
Siemens Energy AG	39,559	6,510
Mitsui & Co., Ltd. (b)	168,300	6,480
Safran SA	19,786	6,471
Lockheed Martin Corp.	9,931	6,002
Ingersoll-Rand, Inc.	72,234	5,787
Ryanair Holdings PLC (ADR)	96,718	5,590
Techtronic Industries Co., Ltd.	417,500	5,557
Compagnie de Saint-Gobain SA, non-registered shares	64,709	5,325
Marubeni Corp.	137,800	5,067
Prysmian SpA	37,805	4,421
Hitachi, Ltd.	149,400	4,366
Deutsche Post AG	83,331	4,297
IHI Corp.	200,568	4,099
ITOCHU Corp.	319,700	4,063
Weir Group PLC (The)	101,185	3,786
Saab AB, Class B	51,612	3,386
Bouygues SA	57,089	3,294
RELX PLC	92,720	3,057
Parker-Hannifin Corp.	3,359	3,007
Hanwha Aerospace Co., Ltd.	3,294	2,684
Bureau Veritas SA	84,710	2,545
International Consolidated Airlines Group SA (CDI)	514,021	2,410
Comfort Systems USA, Inc.	1,627	2,244
Vestas Wind Systems AS	74,465	2,230
MTU Aero Engines AG	5,742	2,056
ATI, Inc. (a)	13,617	1,981
Core & Main, Inc., Class A (a)	32,461	1,604
Woodward, Inc.	3,818	1,367
Weichai Power Co., Ltd., Class H	282,000	1,005
Rocket Lab Corp. (a)	15,429	991
SECOM Co., Ltd.	25,400	975
Crane Co.	5,519	944
Diploma PLC	10,450	834
PACCAR, Inc.	7,084	818
Uber Technologies, Inc. (a)	10,197	733
FedEx Corp.	1,469	523
GE Vernova, Inc.	— (c)	— (c)
		305,076
Financials 11.42%
BPER Banca SpA	921,772	12,033
Mastercard, Inc., Class A	18,709	9,348
Citigroup, Inc.	78,041	8,851
JPMorgan Chase & Co.	28,869	8,492
Aviva PLC	1,039,649	8,281
Bank of America Corp.	147,506	7,191
Chubb, Ltd.	21,703	7,074
ING Groep NV	249,119	6,509
Visa, Inc., Class A	20,990	6,344
AIA Group, Ltd.	543,469	6,105
American Funds Insurance Series — Page 58 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Munchener Ruckversicherungs-Gesellschaft AG	9,393	$5,851
BlackRock, Inc.	5,637	5,421
Mizuho Financial Group, Inc.	134,200	5,357
Zurich Insurance Group AG	7,430	5,298
NatWest Group PLC	695,972	5,164
Wells Fargo & Co.	62,914	5,009
Arthur J. Gallagher & Co.	22,281	4,826
Banco Bilbao Vizcaya Argentaria SA	214,202	4,675
Ping An Insurance (Group) Co. of China, Ltd., Class H	561,280	4,377
Israel Discount Bank, Ltd., Class A	410,156	4,112
Galaxy Digital, Inc., Class A (a)(d)	153,894	2,839
Galaxy Digital, Inc., Class A (a)	67,345	1,243
Apollo Asset Management, Inc.	36,536	4,071
UniCredit SpA	53,290	3,840
KB Financial Group, Inc.	39,325	3,679
BNP Paribas SA	38,437	3,661
Blackstone, Inc.	31,506	3,623
3i Group PLC	110,560	3,623
Saudi National Bank (The)	325,374	3,622
HDFC Life Insurance Co., Ltd.	575,516	3,611
Erste Group Bank AG	33,022	3,568
Partners Group Holding AG	2,996	3,219
Japan Post Bank Co., Ltd.	185,000	3,044
FinecoBank SpA	135,135	3,000
Svenska Handelsbanken AB, Class A	221,634	2,894
Nu Holdings, Ltd., Class A (a)	201,088	2,890
DBS Group Holdings, Ltd.	64,300	2,857
Marsh & McLennan Cos., Inc.	15,877	2,754
Progressive Corp.	13,124	2,602
B3 SA - Brasil, Bolsa, Balcao	732,050	2,600
Danske Bank AS	52,190	2,534
Credicorp, Ltd.	6,761	2,293
IG Group Holdings PLC	120,849	2,279
HSBC Holdings PLC (HKD denominated)	130,000	2,134
Aon PLC, Class A	6,115	1,974
Shinhan Financial Group Co., Ltd.	34,135	1,968
American Express Co.	5,240	1,585
Banco Comercial Portugues, SA	1,616,523	1,585
Capital One Financial Corp.	8,347	1,523
American International Group, Inc.	20,001	1,505
TPG, Inc., Class A	34,295	1,389
Brown & Brown, Inc.	21,145	1,379
Allianz SE	3,044	1,261
Intact Financial Corp.	6,743	1,222
National Bank of Canada	9,290	1,202
Tokio Marine Holdings, Inc.	25,700	1,200
HDFC Bank, Ltd.	62,692	499
HDFC Bank, Ltd. (ADR)	17,258	429
Banco Santander SA	80,148	907
Federal Home Loan Mortgage Corp. (a)	122,752	786
Fannie Mae (a)	99,902	725
LPL Financial Holdings, Inc.	2,038	613
Fidelity National Information Services, Inc.	12,494	586
Postal Savings Bank of China Co., Ltd., Class H	748,862	472
Abu Dhabi Commercial Bank PJSC	132,339	450
American Funds Insurance Series — Page 59 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Robinhood Markets, Inc., Class A (a)	4,208	$292
Standard Chartered PLC	1,122	23
Sberbank of Russia PJSC (e)	3,196,952	— (c)
		226,373
Communication services 8.75%
Alphabet, Inc., Class C	129,541	37,160
Alphabet, Inc., Class A	127,975	36,801
Meta Platforms, Inc., Class A	46,484	26,595
SoftBank Group Corp.	655,568	15,756
Netflix, Inc. (a)	145,652	14,004
Singapore Telecommunications, Ltd.	2,292,563	8,875
Orange	311,597	6,367
Tencent Holdings, Ltd.	85,600	5,404
NetEase, Inc.	209,300	4,657
Comcast Corp., Class A	159,828	4,589
AT&T, Inc.	113,791	3,299
Omnicom Group, Inc.	40,175	3,025
Publicis Groupe SA	33,084	2,736
Bharti Airtel, Ltd.	91,322	1,736
Spotify Technology SA (a)	2,089	1,013
Nintendo Co., Ltd.	16,300	930
Advanced Info Service PCL, foreign registered shares	43,100	499
Versant Media Group, Inc., Class A	— (c)	— (c)
		173,446
Materials 8.02%
Vale SA, ordinary nominative shares	1,319,778	21,015
Vale SA (ADR), ordinary nominative shares	263,776	4,197
Freeport-McMoRan, Inc.	340,875	20,037
Glencore PLC	1,384,527	10,550
Linde PLC	17,935	8,891
First Quantum Minerals, Ltd. (a)	356,560	8,525
Anglo American PLC	182,687	7,761
Southern Copper Corp.	34,932	6,010
Air Products and Chemicals, Inc.	20,293	5,895
Anglogold Ashanti PLC	56,238	5,475
LyondellBasell Industries NV	67,447	5,434
Ivanhoe Mines, Ltd., Class A (a)	614,662	5,254
Heidelberg Materials AG, non-registered shares	21,296	4,386
Eldorado Gold Corp. (CAD denominated)	120,474	4,137
Rio Tinto PLC	40,158	3,733
Smurfit Westrock PLC	90,695	3,614
Dow, Inc.	80,894	3,369
Agnico Eagle Mines, Ltd. (CAD denominated)	16,504	3,350
Antofagasta PLC	74,741	3,325
Nippon Steel Corp. (b)	839,300	3,083
Franco-Nevada Corp.	11,533	2,849
Grupo Mexico, SAB de CV, Series B	249,486	2,672
Corteva, Inc.	31,773	2,660
Lundin Mining Corp.	96,488	2,406
BASF SE	29,634	1,791
Lynas Rare Earths, Ltd. (a)	122,096	1,659
CRH PLC	15,651	1,645
Shin-Etsu Chemical Co., Ltd.	37,400	1,522
American Funds Insurance Series — Page 60 of 332

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Liquide SA	6,690	$1,378
Akzo Nobel NV (b)	19,665	1,129
China Hongqiao Group, Ltd., Class H	169,000	770
OR Royalties, Inc.	13,125	500
		159,022
Health care 7.75%
Eli Lilly and Co.	32,903	30,263
Vertex Pharmaceuticals, Inc. (a)	33,467	14,944
Novo Nordisk AS, Class B	336,405	12,396
Medtronic PLC	141,554	12,266
Abbott Laboratories	88,529	9,089
Johnson & Johnson	35,463	8,669
Gilead Sciences, Inc.	56,315	7,849
Takeda Pharmaceutical Co., Ltd.	196,400	7,245
Stryker Corp.	18,404	6,048
Sanofi	51,831	5,000
AstraZeneca PLC (GBP denominated)	24,259	4,738
AbbVie, Inc.	20,968	4,560
UnitedHealth Group, Inc.	16,564	4,482
Thermo Fisher Scientific, Inc.	8,728	4,290
Daiichi Sankyo Co., Ltd.	221,000	3,896
Amgen, Inc.	10,383	3,653
EssilorLuxottica SA	11,010	2,563
BioMarin Pharmaceutical, Inc. (a)	37,834	2,137
Insulet Corp. (a)	9,790	2,054
Molina Healthcare, Inc. (a)	11,709	1,561
Argenx SE, non-registered shares (a)	1,864	1,358
Danaher Corp.	5,818	1,103
WuXi AppTec Co., Ltd., Class H	68,500	1,036
Medline, Inc., Class A (a)	17,960	799
Boston Scientific Corp. (a)	9,698	609
Fresenius SE & Co. KGaA	11,068	567
Alnylam Pharmaceuticals, Inc. (a)	1,101	364
GE HealthCare Technologies, Inc.	— (c)	— (c)
		153,539
Consumer discretionary 6.54%
Amazon.com, Inc. (a)	176,820	36,826
Tesla, Inc. (a)	26,502	9,852
Compagnie Financiere Richemont SA, Class A	49,828	8,879
Industria de Diseno Textil SA	143,149	8,230
MercadoLibre, Inc. (a)	4,396	7,601
Carvana Co., Class A (a)	22,483	7,068
Royal Caribbean Cruises, Ltd.	22,793	6,272
Trip.com Group, Ltd. (ADR) (a)	76,397	3,804
Trip.com Group, Ltd. (a)	48,086	2,378
Starbucks Corp.	45,880	4,110
LVMH Moet Hennessy-Louis Vuitton SE	7,342	4,081
Compagnie Generale des Etablissements Michelin	113,487	3,864
NEXT PLC	17,552	2,960
Moncler SpA	46,702	2,815
D.R. Horton, Inc.	16,467	2,260
Chipotle Mexican Grill, Inc. (a)	65,416	2,094
Midea Group Co., Ltd., Class A	169,400	1,882
American Funds Insurance Series — Page 61 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Alibaba Group Holding, Ltd. (ADR)	14,776	$1,854
Flutter Entertainment PLC (a)	15,606	1,591
Compass Group PLC	56,048	1,557
Booking Holdings, Inc.	358	1,507
Suzuki Motor Corp.	105,800	1,268
Fast Retailing Co., Ltd.	2,900	1,154
Aristocrat Leisure, Ltd.	35,097	1,115
NIKE, Inc., Class B	17,771	939
Shimano, Inc.	8,600	901
Accor SA	18,196	872
Zensho Holdings Co., Ltd. (b)	15,000	870
Dollarama, Inc.	4,772	586
Pop Mart International Group, Ltd. (b)	23,200	436
		129,626
Energy 5.91%
Canadian Natural Resources, Ltd. (CAD denominated)	613,892	29,947
Cameco Corp. (CAD denominated)	116,357	12,654
Cameco Corp.	45,393	4,930
Shell PLC (GBP denominated)	349,263	16,310
Shell PLC (EUR denominated)	13,871	648
EOG Resources, Inc.	112,774	16,304
Cenovus Energy, Inc. (CAD denominated)	248,934	6,607
Neste OYJ	160,949	5,198
BP PLC	619,848	4,886
Baker Hughes Co., Class A	78,944	4,819
TC Energy Corp. (CAD denominated) (b)	73,061	4,575
Suncor Energy, Inc.	66,530	4,400
Exxon Mobil Corp.	14,093	2,391
Expand Energy Corp.	18,040	1,980
Halliburton Co.	25,620	999
ADNOC Drilling Co. PJSC	381,223	535
		117,183
Consumer staples 4.98%
Philip Morris International, Inc.	239,276	39,562
British American Tobacco PLC	237,105	13,812
Nestle SA	120,729	11,975
Imperial Brands PLC	256,271	10,430
JBS NV (BDR)	235,962	4,236
Constellation Brands, Inc., Class A	19,623	2,943
Bunge Global SA	21,305	2,710
Sysco Corp.	33,922	2,420
Ocado Group PLC (a)	765,124	1,841
Walmart, Inc.	12,240	1,521
Coca-Cola Co.	19,709	1,499
Procter & Gamble Co.	8,871	1,281
US Foods Holding Corp. (a)	13,454	1,241
WH Group, Ltd.	833,500	1,098
Danone SA	12,525	1,006
Kweichow Moutai Co., Ltd., Class A	3,600	758
Mondelez International, Inc., Class A	5,999	346
		98,679
American Funds Insurance Series — Page 62 of 332

unaudited
Common stocks (continued) Utilities 3.81%	Shares	Value (000)
Engie SA	681,964	$21,986
Engie SA, bonus shares	41,586	1,341
Xcel Energy, Inc.	97,858	7,774
Pinnacle West Capital Corp.	73,947	7,450
Southern Co. (The)	72,728	7,020
Dominion Energy, Inc.	90,313	5,583
Iberdrola SA, non-registered shares	220,701	5,066
National Grid PLC	292,450	4,931
NextEra Energy, Inc.	41,430	3,848
E.ON SE	144,540	3,159
Duke Energy Corp.	20,858	2,731
Constellation Energy Corp.	7,282	2,034
DTE Energy Co.	12,016	1,757
SSE PLC	21,466	741
		75,421
Real estate 0.83%
Prologis, Inc. REIT	49,926	6,599
China Resources Mixc Lifestyle Services, Ltd.	903,600	5,438
Mitsubishi Estate Co., Ltd.	73,600	2,037
UDR, Inc. REIT	37,461	1,265
Goodman Logistics (HK), Ltd. REIT	61,586	1,096
Simon Property Group, Inc. REIT	587	110
		16,545
Total common stocks (cost: $1,171,435,000)		1,909,182
Preferred securities 0.61% Financials 0.57%
Itau Unibanco Holding SA, preferred nominative shares	796,059	6,682
Itau Unibanco Holding SA (ADR), preferred nominative shares	212,025	1,777
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	2,123
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	780
		11,362
Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	9,175	730
Total preferred securities (cost: $11,588,000)		12,092
Convertible stocks 0.16% Information technology 0.16%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	71,271	3,208
Total convertible stocks (cost: $3,543,000)		3,208
Bonds, notes & other debt instruments 0.03% Bonds & notes of governments & government agencies outside the U.S. 0.03% Brazil 0.03%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	622
Total bonds & notes of governments & government agencies outside the U.S.		622
Total bonds, notes & other debt instruments (cost: $545,000)		622
American Funds Insurance Series — Page 63 of 332

unaudited
Short-term securities 2.78% Money market investments 2.54%	Shares	Value (000)
Capital Group Central Cash Fund 3.71% (f)(g)	503,819	$50,377
Money market investments purchased with collateral from securities on loan 0.24%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (f)(h)	4,780,293	4,780
Total short-term securities (cost: $55,158,000)		55,157
Total investment securities 99.90% (cost: $1,242,269,000)		1,980,261
Other assets less liabilities 0.10%		1,914
Net assets 100.00%		$1,982,175
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.54%
Money market investments 2.54%
Capital Group Central Cash Fund 3.71% (f)	$26,204	$85,801	$61,623	$— (c)	$(5)	$50,377	$358
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$2,839	0.14%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Value determined using significant unobservable inputs.
(f)	Rate represents the seven-day yield at 3/31/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 64 of 332

Growth-Income Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 97.79% Information technology 32.44%	Shares	Value (000)
NVIDIA Corp.	15,317,913	$2,671,444
Microsoft Corp.	6,394,077	2,366,896
Broadcom, Inc.	6,650,461	2,058,384
Apple, Inc.	4,558,595	1,156,926
Applied Materials, Inc.	2,246,874	767,959
Taiwan Semiconductor Manufacturing Co., Ltd.	13,203,000	744,325
Cisco Systems, Inc.	7,285,186	565,258
Amphenol Corp., Class A	3,788,013	478,615
Seagate Technology Holdings PLC	1,046,348	409,917
Entegris, Inc.	3,268,942	383,251
Corning, Inc.	1,609,163	218,798
Oracle Corp.	1,366,450	201,019
Salesforce, Inc.	980,089	182,953
Cognizant Technology Solutions Corp., Class A	2,966,435	181,991
Accenture PLC, Class A	888,876	176,255
Arista Networks, Inc. (a)	1,248,429	153,282
KLA Corp.	98,473	144,993
Marvell Technology, Inc.	761,477	75,424
Intel Corp. (a)	1,336,166	58,965
AppLovin Corp., Class A (a)	124,203	49,433
Fair Isaac Corp. (a)	38,910	41,538
Texas Instruments, Inc.	201,684	39,155
ASML Holding NV	28,845	38,180
Palo Alto Networks, Inc. (a)	220,554	35,359
Adobe, Inc. (a)	90,423	21,980
QUALCOMM, Inc.	126,669	16,312
		13,238,612
Industrials 11.81%
RTX Corp.	3,470,489	669,457
General Electric Co.	1,692,771	480,358
Carrier Global Corp.	8,352,699	470,340
GFL Environmental, Inc., subordinate voting shares	9,288,588	387,520
XPO, Inc. (a)	1,695,007	329,764
Automatic Data Processing, Inc.	1,575,776	320,166
Uber Technologies, Inc. (a)	3,887,139	279,602
Ingersoll-Rand, Inc.	2,809,834	225,124
Union Pacific Corp.	866,482	210,226
Caterpillar, Inc.	259,373	183,755
TransDigm Group, Inc.	149,304	173,037
United Rentals, Inc.	236,441	172,261
Airbus SE, non-registered shares	884,404	166,113
Honeywell International, Inc.	701,737	158,614
CSX Corp.	2,524,992	103,651
Rolls-Royce Holdings PLC	6,315,712	96,447
Watsco, Inc. (b)	236,084	85,885
American Funds Insurance Series — Page 65 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Paychex, Inc.	854,797	$78,744
APi Group Corp. (a)	1,733,157	70,228
Waste Management, Inc.	284,081	65,279
Northrop Grumman Corp.	75,363	51,416
Boeing Co. (The) (a)	114,449	22,779
General Dynamics Corp.	62,352	21,400
		4,822,166
Financials 11.00%
Mastercard, Inc., Class A	1,327,523	663,310
JPMorgan Chase & Co.	2,152,521	633,186
BlackRock, Inc.	614,254	590,734
Wells Fargo & Co.	6,637,506	528,412
Progressive Corp.	1,367,547	271,102
Visa, Inc., Class A	618,033	186,794
U.S. Bancorp	3,254,463	169,265
Marsh & McLennan Cos., Inc.	969,796	168,211
Goldman Sachs Group, Inc.	198,824	168,203
Chubb, Ltd.	504,741	164,510
Fidelity National Information Services, Inc.	3,309,862	155,266
Apollo Asset Management, Inc.	1,174,388	130,850
Morgan Stanley	649,502	106,889
CME Group, Inc., Class A	334,446	98,779
American Express Co.	291,911	88,297
Arthur J. Gallagher & Co.	347,079	75,170
Berkshire Hathaway, Inc., Class B (a)	135,398	64,883
State Street Corp.	434,442	54,983
PNC Financial Services Group, Inc.	262,985	54,725
Blackstone, Inc.	400,140	46,012
S&P Global, Inc.	98,588	41,933
Pinnacle Financial Partners, Inc.	306,259	26,381
		4,487,895
Communication services 9.36%
Alphabet, Inc., Class A	4,367,740	1,255,987
Alphabet, Inc., Class C	1,754,057	503,169
Meta Platforms, Inc., Class A	2,265,458	1,296,137
Netflix, Inc. (a)	4,648,772	446,979
Comcast Corp., Class A	4,475,969	128,505
T-Mobile US, Inc.	471,896	99,112
Charter Communications, Inc., Class A (a)	245,010	52,893
SoftBank Group Corp.	1,522,780	36,599
		3,819,381
Health care 9.22%
Eli Lilly and Co.	1,473,832	1,355,587
Vertex Pharmaceuticals, Inc. (a)	1,464,610	654,007
UnitedHealth Group, Inc.	1,384,663	374,676
Abbott Laboratories	2,339,975	240,245
AbbVie, Inc.	846,228	184,046
CVS Health Corp.	2,279,673	163,726
Thermo Fisher Scientific, Inc.	283,542	139,369
Amgen, Inc.	293,907	103,411
Cigna Group (The)	320,014	85,364
Danaher Corp.	439,965	83,417
American Funds Insurance Series — Page 66 of 332

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Johnson & Johnson	298,113	$72,871
Gilead Sciences, Inc.	430,961	60,063
Cencora, Inc.	182,294	57,266
GE HealthCare Technologies, Inc.	582,499	41,462
Intuitive Surgical, Inc. (a)	84,573	38,987
Medline, Inc., Class A (a)	836,100	37,206
Stryker Corp.	111,700	36,704
Alnylam Pharmaceuticals, Inc. (a)	102,451	33,898
		3,762,305
Consumer discretionary 9.04%
Amazon.com, Inc. (a)	8,844,436	1,842,031
Starbucks Corp.	7,547,089	676,144
Royal Caribbean Cruises, Ltd.	1,316,038	362,147
Home Depot, Inc.	785,557	258,362
Tesla, Inc. (a)	465,305	172,977
Viking Holdings, Ltd. (a)	1,649,413	121,199
Carvana Co., Class A (a)	291,133	91,526
DoorDash, Inc., Class A (a)	367,236	55,140
TJX Cos., Inc. (The)	286,316	45,725
Booking Holdings, Inc.	9,841	41,434
YUM! Brands, Inc.	144,424	22,455
		3,689,140
Energy 4.42%
Canadian Natural Resources, Ltd. (CAD denominated) (b)	10,926,893	533,031
Baker Hughes Co., Class A	6,812,486	415,902
Exxon Mobil Corp.	1,313,586	222,863
TC Energy Corp.	3,229,755	202,183
Expand Energy Corp.	1,317,800	144,668
ONEOK, Inc.	1,218,522	110,142
EOG Resources, Inc.	575,078	83,139
Chevron Corp.	174,993	36,206
ConocoPhillips	220,169	29,062
Halliburton Co.	647,516	25,247
		1,802,443
Consumer staples 3.53%
British American Tobacco PLC	9,929,507	578,401
Philip Morris International, Inc.	1,690,689	279,538
Imperial Brands PLC	4,747,647	193,227
Mondelez International, Inc., Class A	2,756,988	158,913
Coca-Cola Co.	1,488,142	113,173
Procter & Gamble Co.	710,218	102,584
Keurig Dr Pepper, Inc.	537,730	14,158
		1,439,994
Materials 3.02%
Linde PLC	1,048,210	519,661
Air Products and Chemicals, Inc.	933,136	271,067
International Paper Co.	6,403,770	228,614
Eastman Chemical Co.	950,102	72,512
Freeport-McMoRan, Inc.	983,347	57,801
American Funds Insurance Series — Page 67 of 332

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Royal Gold, Inc.	194,400	$49,473
LyondellBasell Industries NV	423,552	34,121
		1,233,249
Utilities 2.66%
CenterPoint Energy, Inc.	5,588,118	241,183
Dominion Energy, Inc.	3,034,756	187,609
Xcel Energy, Inc.	1,947,601	154,718
NextEra Energy, Inc.	1,542,273	143,246
Entergy Corp.	1,234,543	138,713
Constellation Energy Corp.	292,979	81,814
Sempra	504,489	49,021
PG&E Corp.	2,706,532	47,554
Pinnacle West Capital Corp.	439,510	44,281
		1,088,139
Real estate 1.29%
Welltower, Inc. REIT	938,126	185,477
Equinix, Inc. REIT	171,339	167,953
Prologis, Inc. REIT	807,864	106,784
VICI Properties, Inc. REIT	2,453,625	67,033
		527,247
Total common stocks (cost: $22,962,866,000)		39,910,571
Short-term securities 2.92% Money market investments 2.28%
Capital Group Central Cash Fund 3.71% (c)(d)	9,280,952	928,002
Money market investments purchased with collateral from securities on loan 0.64%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (c)(e)	262,304,726	262,305
Total short-term securities (cost: $1,190,336,000)		1,190,307
Total investment securities 100.71% (cost: $24,153,202,000)		41,100,878
Other assets less liabilities (0.71)%		(288,486)
Net assets 100.00%		$40,812,392
American Funds Insurance Series — Page 68 of 332

unaudited
Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (f)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.71% (c)	1,122,736	1,602,845	1,797,331	(48)	(200)	928,002	9,413
Total 2.28%				$70,705	$(58,635)	$928,002	$9,413

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Rate represents the seven-day yield at 3/31/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Affiliated issuer during the reporting period but no longer held at 3/31/2026.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 69 of 332

International Growth and Income Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 96.00% Financials 19.17%	Shares	Value (000)
UniCredit SpA	67,658	$4,875
AIA Group, Ltd.	366,800	4,121
CaixaBank SA, non-registered shares	281,565	3,378
HSBC Holdings PLC (GBP denominated)	137,699	2,253
HSBC Holdings PLC (HKD denominated)	56,400	926
DBS Group Holdings, Ltd.	71,024	3,156
Skandinaviska Enskilda Banken AB, Class A	149,900	2,754
BNP Paribas SA	27,319	2,602
Banco Bilbao Vizcaya Argentaria SA	109,319	2,386
Societe Generale	29,443	2,150
Resona Holdings, Inc.	189,100	2,104
KB Financial Group, Inc.	22,419	2,097
Prudential PLC	150,081	2,093
Japan Post Bank Co., Ltd.	122,647	2,018
Bank Hapoalim BM	76,419	1,789
Deutsche Boerse AG	5,814	1,690
NatWest Group PLC	225,078	1,670
Euronext NV	10,286	1,655
PICC Property and Casualty Co., Ltd., Class H	874,000	1,610
Bank Leumi le-Israel BM	72,016	1,605
Munchener Ruckversicherungs-Gesellschaft AG	2,445	1,523
Aviva PLC	183,568	1,462
Banco Santander SA	125,555	1,421
AXA SA	27,960	1,282
Axis Bank, Ltd.	98,664	1,253
Tokio Marine Holdings, Inc.	25,500	1,191
Canadian Imperial Bank of Commerce (CAD denominated)	9,946	942
Canadian Imperial Bank of Commerce	2,320	220
Ping An Insurance (Group) Co. of China, Ltd., Class H	149,000	1,162
Saudi National Bank (The)	94,116	1,048
3i Group PLC	30,339	994
T&D Holdings, Inc.	39,100	994
Abu Dhabi Islamic Bank PJSC	158,478	896
Credicorp, Ltd.	2,617	888
Hiscox, Ltd.	39,252	791
Mizuho Financial Group, Inc.	19,600	782
MS&AD Insurance Group Holdings, Inc. (a)	29,000	759
Pluxee NV	60,683	743
Tryg A/S	30,407	728
Plus500, Ltd.	13,347	721
London Stock Exchange Group PLC	5,970	706
Kotak Mahindra Bank, Ltd.	181,803	694
XP, Inc., Class A	33,985	647
Allianz SE	1,561	647
Grupo Financiero Banorte, SAB de CV, Series O	57,184	634
CVC Capital Partners PLC	48,107	631
American Funds Insurance Series — Page 70 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Zurich Insurance Group AG	867	$618
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	881,000	613
Samsung Life Insurance Co., Ltd.	4,330	608
Macquarie Group, Ltd.	4,164	591
Hana Financial Group, Inc.	8,229	583
ING Groep NV	20,012	523
Partners Group Holding AG	481	517
Brookfield Corp., Class A (CAD denominated)	12,081	489
Erste Group Bank AG	4,440	480
Abu Dhabi Commercial Bank PJSC	134,874	459
Etoro Group, Ltd., Class A (b)	13,573	408
Shinhan Financial Group Co., Ltd.	6,969	402
Royal Bank of Canada	2,419	391
Banca Generali SpA	6,208	370
Grupo Financiero Inbursa, SAB de CV	139,124	350
Hong Kong Exchanges and Clearing, Ltd.	6,700	340
FirstRand Ltd.	62,574	320
BAWAG Group AG	2,019	308
HDFC Bank, Ltd.	35,557	283
Bank Central Asia Tbk PT	602,500	230
Shriram Finance, Ltd.	18,063	168
Adyen NV (b)	150	150
Medibank Private Ltd.	34,548	105
Banco Santander (Brasil) SA, units	15,954	94
PKO Bank Polski SA, Class C	3,745	89
Deutsche Bank AG	2,103	61
Sberbank of Russia PJSC (c)	476,388	— (d)
		80,241
Industrials 14.19%
BAE Systems PLC	285,570	8,313
Airbus SE, non-registered shares	26,644	5,004
Ryanair Holdings PLC (ADR)	72,634	4,198
Siemens AG	11,057	2,623
Deutsche Post AG	44,194	2,279
Hitachi, Ltd.	74,100	2,166
Singapore Technologies Engineering, Ltd.	218,500	1,862
DSV A/S	7,646	1,827
Safran SA	5,181	1,694
ITOCHU Corp.	115,200	1,464
Compagnie de Saint-Gobain SA, non-registered shares	17,677	1,455
ASSA ABLOY AB, Class B	38,910	1,395
Diploma PLC	17,210	1,373
Komatsu, Ltd.	33,500	1,315
Rolls-Royce Holdings PLC	75,205	1,148
Alliance Global Group, Inc.	7,546,600	1,114
Mitsui & Co., Ltd.	28,600	1,101
Deutsche Lufthansa AG	128,136	1,058
Techtronic Industries Co., Ltd.	78,500	1,045
Schneider Electric SE	3,459	950
Copa Holdings SA, Class A	8,065	916
RELX PLC	26,985	890
ABB, Ltd.	10,622	864
SPIE SA	16,436	822
Contemporary Amperex Technology Co., Ltd., Class A	12,900	756
American Funds Insurance Series — Page 71 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
IHI Corp.	36,741	$751
Bombardier, Inc., Class B (b)	4,004	708
SGH, Ltd.	24,332	690
Hanwha Aerospace Co., Ltd.	841	685
Marubeni Corp.	17,900	658
CSG NV (b)	23,636	636
Kingspan Group PLC	7,111	600
International Consolidated Airlines Group SA (CDI)	116,667	547
Alstom SA (b)	17,216	491
Mitsubishi Electric Corp.	15,000	490
Daikin Industries, Ltd.	3,800	461
Weir Group PLC (The)	11,772	440
Brambles, Ltd.	27,919	436
Kubota Corp.	27,200	429
Caterpillar, Inc.	557	395
Leonardo SpA	5,420	364
Recruit Holdings Co., Ltd.	8,000	357
SMC Corp.	900	352
Vinci SA	2,276	341
Full Truck Alliance Co., Ltd., Class A (ADR)	39,602	329
International Container Terminal Services, Inc.	28,500	327
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	280
Taisei Corp.	2,500	261
Metso Corp.	13,180	228
Volvo AB, Class B	4,824	157
Larsen & Toubro, Ltd.	3,684	137
Wolters Kluwer NV	1,344	101
Babcock International Group PLC	6,341	98
Wizz Air Holdings PLC (b)	324	4
		59,385
Information technology 13.28%
Taiwan Semiconductor Manufacturing Co., Ltd.	358,000	20,182
ASML Holding NV	6,698	8,866
Samsung Electronics Co., Ltd.	52,174	5,861
MediaTek, Inc.	91,000	4,406
SK hynix, Inc.	6,772	3,683
Broadcom, Inc.	7,034	2,177
SAP SE	12,344	2,089
ASMPT, Ltd.	133,800	1,745
Tokyo Electron, Ltd.	5,800	1,418
Jentech Precision Industrial Co., Ltd.	7,000	867
Accton Technology Corp.	17,000	828
Dassault Systemes SE	38,938	793
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (b)	4,365	518
Bechtle AG, non-registered shares	12,131	410
Fujitsu, Ltd.	19,000	386
Lenovo Group Ltd.	324,000	385
Kioxia Holdings Corp. (b)	2,700	343
eMemory Technology, Inc.	3,000	261
Keyence Corp.	500	177
Baidu, Inc., Class A (b)	7,350	102
Capgemini SE	488	57
		55,554
American Funds Insurance Series — Page 72 of 332

unaudited
Common stocks (continued) Materials 8.88%	Shares	Value (000)
Barrick Mining Corp.	106,214	$4,333
Barrick Mining Corp. (CAD denominated)	7,841	320
Glencore PLC	603,770	4,601
BASF SE	58,286	3,522
Vale SA (ADR), ordinary nominative shares	125,528	1,997
Vale SA, ordinary nominative shares	31,414	500
Valterra Platinum, Ltd. (ZAR denominated)	23,839	2,049
Valterra Platinum, Ltd. (GBP denominated)	2,492	206
Nutrien, Ltd. (CAD denominated)	17,974	1,357
Nutrien, Ltd.	7,365	556
Amcor PLC	33,814	1,344
Amcor PLC (CDI)	13,293	519
Heidelberg Materials AG, non-registered shares	8,613	1,774
Agnico Eagle Mines, Ltd. (CAD denominated)	7,016	1,424
Norsk Hydro ASA	107,094	1,136
Anhui Conch Cement Co., Ltd., Class H	407,500	1,107
Grupo Mexico, SAB de CV, Series B	99,092	1,061
Linde PLC	1,896	940
Mitsubishi Chemical Group Corp. (a)	152,900	885
Impala Platinum Holdings, Ltd.	56,309	828
Pan American Silver Corp.	15,034	821
Southern Copper Corp.	4,460	767
Smurfit Westrock PLC	17,361	692
Shin-Etsu Chemical Co., Ltd.	15,900	647
Aura Minerals, Inc.	7,166	585
Holcim, Ltd.	6,636	551
Saudi Basic Industries Corp. non-registered shares	31,562	507
KGHM Polska Miedz SA (b)	5,827	427
Antofagasta PLC	9,472	421
Freeport-McMoRan, Inc.	6,847	402
Fortescue, Ltd.	23,214	328
Rio Tinto PLC	2,802	260
Air Liquide SA	1,125	232
CEMEX, SAB de CV (ADR)	6,400	73
Alrosa PJSC (b)(c)	53,607	— (d)
		37,172
Consumer staples 7.68%
British American Tobacco PLC	90,557	5,275
Nestle SA	50,771	5,036
Philip Morris International, Inc.	22,794	3,769
Pernod Ricard SA	33,013	2,464
Imperial Brands PLC	57,129	2,325
KT&G Corp.	19,194	2,008
Carlsberg A/S, Class B	16,006	1,997
Carrefour SA, non-registered shares	89,396	1,648
Arca Continental, SAB de CV	124,673	1,438
L’Oreal SA	3,497	1,434
Danone SA	14,674	1,178
Yamazaki Baking Co., Ltd.	44,500	996
Anheuser-Busch InBev SA/NV	14,220	987
Unilever PLC	9,712	545
Kweichow Moutai Co., Ltd., Class A	1,790	377
American Funds Insurance Series — Page 73 of 332

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
United Spirits, Ltd.	29,162	$376
Ocado Group PLC (b)	123,279	297
		32,150
Consumer discretionary 7.31%
Industria de Diseno Textil SA	90,703	5,215
Trip.com Group, Ltd. (ADR) (b)	35,496	1,767
Trip.com Group, Ltd. (b)	9,800	485
Renault SA	65,870	2,235
Prosus NV, Class N	47,297	2,162
H World Group, Ltd. (ADR)	41,103	2,067
MGM China Holdings, Ltd.	1,166,400	1,659
Compagnie Generale des Etablissements Michelin	43,088	1,467
Nitori Holdings Co., Ltd.	89,200	1,417
Compagnie Financiere Richemont SA, Class A	7,470	1,331
LVMH Moet Hennessy-Louis Vuitton SE	2,170	1,206
Moncler SpA	19,570	1,179
Amadeus IT Group SA, Class A, non-registered shares	19,608	1,115
Li Ning Co., Ltd.	299,500	835
Entain PLC	102,119	771
ANTA Sports Products, Ltd.	65,600	639
B&M European Value Retail PLC	250,923	565
InterContinental Hotels Group PLC	3,041	401
Paltac Corp.	12,300	375
Hyundai Motor Co.	1,220	364
D’Ieteren Group	1,890	349
Games Workshop Group PLC	1,453	342
Alibaba Group Holding, Ltd. (ADR)	2,718	341
Galaxy Entertainment Group, Ltd.	75,361	340
Dixon Technologies (India), Ltd.	3,139	334
Ryohin Keikaku Co., Ltd.	14,800	315
Amber Enterprises India, Ltd. (b)	4,290	300
BYD Co., Ltd., Class A	17,800	272
Aristocrat Leisure, Ltd.	5,024	160
Fuyao Glass Industry Group Co., Ltd., Class A (b)	17,400	144
Meituan, Class B (b)	12,900	140
Accor SA	2,241	107
Berkeley Group Holdings PLC (b)	2,303	106
ASICS Corp.	3,000	80
		30,585
Health care 6.73%
AstraZeneca PLC (GBP denominated)	43,745	8,544
Sanofi	42,053	4,056
Roche Holding AG, nonvoting shares	8,159	3,222
Novo Nordisk AS, Class B	56,468	2,081
Bayer AG	42,959	1,953
Chugai Pharmaceutical Co., Ltd.	30,100	1,665
EssilorLuxottica SA	6,575	1,530
Takeda Pharmaceutical Co., Ltd.	28,300	1,044
Grifols SA, Class B (ADR)	111,869	897
Fresenius SE & Co. KGaA	13,313	682
bioMerieux SA	5,738	611
Haleon PLC	113,902	564
Max Healthcare Institute, Ltd.	40,315	419
American Funds Insurance Series — Page 74 of 332

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Genus PLC	12,776	$406
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	36,800	304
HOYA Corp.	1,100	190
Euroapi SA (b)	1,412	2
		28,170
Communication services 6.61%
Koninklijke KPN NV	816,100	4,539
Singapore Telecommunications, Ltd.	905,200	3,504
Orange	169,090	3,455
BT Group PLC	1,043,122	2,924
Tencent Holdings, Ltd.	44,600	2,816
Nintendo Co., Ltd.	30,600	1,746
Bharti Airtel, Ltd.	81,060	1,541
MTN Group, Ltd.	99,343	1,153
NetEase, Inc.	43,400	966
Advanced Info Service PCL, foreign registered shares	77,800	902
Nippon Television Holdings, Inc.	41,500	835
America Movil, SAB de CV, Class B (ADR)	27,328	696
Swisscom AG	793	662
HYBE Co., Ltd.	2,715	546
Publicis Groupe SA	6,124	506
KT Corp. (ADR)	20,601	442
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	435
		27,668
Energy 6.18%
TotalEnergies SE (EUR denominated)	98,811	9,123
Cenovus Energy, Inc. (CAD denominated)	108,601	2,883
Cenovus Energy, Inc.	12,298	326
Shell PLC (GBP denominated)	66,969	3,127
Canadian Natural Resources, Ltd. (CAD denominated)	56,159	2,739
Cameco Corp. (CAD denominated)	24,223	2,634
SLB, Ltd.	28,145	1,446
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	45,392	942
Gaztransport & Technigaz SA	3,020	704
BP PLC	82,864	653
Adnoc Gas PLC	387,754	339
TC Energy Corp. (CAD denominated)	5,267	330
ADNOC Drilling Co. PJSC	193,008	271
Tourmaline Oil Corp.	5,444	261
South Bow Corp.	2,101	70
Sovcomflot PAO (b)(c)	356,717	— (d)
		25,848
Utilities 4.31%
SSE PLC	145,889	5,037
Iberdrola SA, non-registered shares	163,565	3,755
Engie SA	111,945	3,609
RWE AG	41,739	2,780
Veolia Environnement SA	25,293	966
Snam SpA	115,240	877
American Funds Insurance Series — Page 75 of 332

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	$653
CPFL Energia SA	36,239	341
		18,018
Real estate 1.66%
Mitsubishi Estate Co., Ltd.	83,100	2,300
Link REIT	182,368	844
China Resources Land, Ltd.	224,500	840
Prologis Property Mexico, SA de CV, REIT	174,358	761
Henderson Land Development Co., Ltd.	170,000	631
CK Asset Holdings, Ltd.	107,000	611
Sun Hung Kai Properties, Ltd.	33,500	568
Longfor Group Holdings, Ltd. (a)	196,242	194
Goodman Logistics (HK), Ltd. REIT	10,467	186
		6,935
Total common stocks (cost: $284,256,000)		401,726
Preferred securities 0.03% Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	150
Total preferred securities (cost: $183,000)		150
Short-term securities 4.00% Money market investments 4.00%
Capital Group Central Cash Fund 3.71% (e)(f)	167,151	16,714
Total short-term securities (cost: $16,712,000)		16,714
Total investment securities 100.03% (cost: $301,151,000)		418,590
Other assets less liabilities (0.03)%		(110)
Net assets 100.00%		$418,480
Investments in affiliates (f)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.00%
Money market investments 4.00%
Capital Group Central Cash Fund 3.71% (e)	$5,441	$31,561	$20,286	$(2)	$— (d)	$16,714	$118

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 3/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series — Page 76 of 332

unaudited
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
American Funds Insurance Series — Page 77 of 332

Capital Income Builder®
Investment portfolio
March 31, 2026
unaudited

Common stocks 76.75% Financials 14.66%	Shares	Value (000)
JPMorgan Chase & Co.	64,703	$19,033
Morgan Stanley	73,697	12,128
NatWest Group PLC	1,467,968	10,892
Wells Fargo & Co.	117,147	9,326
DBS Group Holdings, Ltd.	205,116	9,114
Munchener Ruckversicherungs-Gesellschaft AG	14,484	9,022
PNC Financial Services Group, Inc.	40,785	8,487
Zurich Insurance Group AG	11,359	8,099
Tokio Marine Holdings, Inc.	169,600	7,920
Progressive Corp.	39,924	7,914
ING Groep NV	263,116	6,875
BlackRock, Inc.	6,981	6,714
Banco Santander SA	532,107	6,021
KB Financial Group, Inc.	63,755	5,965
BNP Paribas SA	60,832	5,795
Banco Bilbao Vizcaya Argentaria SA	264,707	5,778
Intact Financial Corp.	28,888	5,235
Truist Financial Corp.	105,735	4,861
UniCredit SpA	65,262	4,703
Japan Post Bank Co., Ltd.	283,100	4,658
CME Group, Inc., Class A	14,153	4,180
AIA Group, Ltd.	336,000	3,775
Toronto-Dominion Bank (The)	39,762	3,713
Euronext NV	22,395	3,603
Banco BPM SpA	256,098	3,578
Marsh & McLennan Cos., Inc.	18,983	3,293
BPER Banca SpA	249,003	3,250
Sampo Oyj, Class A	279,872	2,999
American International Group, Inc.	39,365	2,962
Sumitomo Mitsui Financial Group, Inc.	88,300	2,911
Bank of America Corp.	58,426	2,848
Mizuho Financial Group, Inc.	65,400	2,610
Apollo Asset Management, Inc.	22,958	2,558
3i Group PLC	75,676	2,480
TPG, Inc., Class A	59,950	2,429
Skandinaviska Enskilda Banken AB, Class A	129,430	2,378
T&D Holdings, Inc.	88,700	2,254
360 ONE WAM, Ltd.	220,031	2,226
PICC Property and Casualty Co., Ltd., Class H	1,204,000	2,218
Resona Holdings, Inc.	198,900	2,213
EFG International AG	101,978	2,169
Hana Financial Group, Inc.	30,565	2,165
Canadian Imperial Bank of Commerce (CAD denominated)	18,857	1,787
Western Union Co.	198,474	1,733
National Bank of Canada (a)	12,493	1,617
State Street Corp.	11,802	1,494
American Funds Insurance Series — Page 78 of 332

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
East West Bancorp, Inc.	13,627	$1,455
Citizens Financial Group, Inc.	23,662	1,419
Blue Owl Capital, Inc., Class A	153,313	1,400
Allianz SE	3,359	1,392
Shinhan Financial Group Co., Ltd.	22,966	1,324
Nordnet AB	37,806	1,229
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,150
Power Corp. of Canada, subordinate voting shares (a)	20,082	967
Vontobel Holding AG	10,189	884
Abu Dhabi Commercial Bank PJSC	257,012	874
Blackstone, Inc.	7,179	825
Patria Investments, Ltd., Class A	63,153	796
Equitable Holdings, Inc.	19,938	740
London Stock Exchange Group PLC	4,389	519
Medibank Private Ltd.	134,820	408
SouthState Bank Corp.	2,714	251
Deutsche Bank AG	7,588	222
Capital One Financial Corp.	953	174
Sberbank of Russia PJSC (b)	204,176	— (c)
		244,012
Information technology 9.84%
Broadcom, Inc.	194,038	60,042
Taiwan Semiconductor Manufacturing Co., Ltd.	917,800	51,741
Microsoft Corp.	45,527	16,853
Seagate Technology Holdings PLC	16,128	6,318
Accenture PLC, Class A	26,958	5,346
KLA Corp.	2,600	3,828
TE Connectivity PLC	16,996	3,553
Tokyo Electron, Ltd.	11,700	2,861
TDK Corp.	200,900	2,605
MediaTek, Inc.	52,000	2,518
Texas Instruments, Inc.	10,950	2,126
Samsung Electronics Co., Ltd.	14,188	1,594
Analog Devices, Inc.	4,718	1,501
SAP SE	8,376	1,417
LITE-ON Technology Corp.	198,000	890
Skyworks Solutions, Inc.	9,461	507
		163,700
Industrials 8.75%
RTX Corp.	127,302	24,557
BAE Systems PLC	351,692	10,237
Marubeni Corp.	270,500	9,947
Mitsubishi Corp.	226,781	7,788
Volvo AB, Class B	237,793	7,758
Union Pacific Corp.	30,896	7,496
Siemens AG	29,761	7,059
RELX PLC	145,179	4,786
Singapore Technologies Engineering, Ltd.	541,900	4,618
Northrop Grumman Corp.	6,389	4,359
Bouygues SA	75,077	4,331
Deutsche Post AG	75,956	3,917
ITOCHU Corp.	307,500	3,908
Paychex, Inc.	40,603	3,740
American Funds Insurance Series — Page 79 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Honeywell International, Inc.	16,188	$3,659
Schneider Electric SE	13,269	3,645
Lockheed Martin Corp.	5,646	3,412
Watsco, Inc.	8,562	3,115
Localiza Rent a Car SA, ordinary nominative shares	306,003	2,776
Localiza Rent a Car SA	10,670	93
Automatic Data Processing, Inc.	12,517	2,543
Ryanair Holdings PLC (ADR)	43,400	2,509
Hikari Tsushin, Inc.	8,100	2,051
Airbus SE, non-registered shares	10,421	1,957
FedEx Corp.	4,234	1,508
SPIE SA	28,211	1,411
Canadian National Railway Co.	13,082	1,347
Epiroc AB, Class A	53,157	1,305
Transurban Group	121,112	1,177
Komatsu, Ltd.	29,500	1,158
Trinity Industries, Inc.	35,854	1,154
Caterpillar, Inc.	1,337	947
Valmet OYJ	32,307	921
CSX Corp.	19,586	804
Sulzer AG	3,498	733
Brambles, Ltd.	40,982	640
Broadridge Financial Solutions, Inc.	3,853	626
Waste Management, Inc.	2,397	551
Robert Half, Inc.	16,144	410
UL Solutions, Inc., Class A	4,397	377
LG Corp.	4,374	239
		145,569
Health care 8.66%
AbbVie, Inc.	116,447	25,326
AstraZeneca PLC (GBP denominated)	106,522	20,806
Amgen, Inc.	36,729	12,923
Gilead Sciences, Inc.	89,748	12,508
Abbott Laboratories	117,318	12,045
Johnson & Johnson	38,961	9,524
Sanofi	84,279	8,129
UnitedHealth Group, Inc.	27,216	7,364
Novo Nordisk AS, Class B	164,546	6,063
Royalty Pharma PLC, Class A	117,497	5,636
Medtronic PLC	59,600	5,164
Roche Holding AG, nonvoting shares	11,547	4,560
CVS Health Corp.	55,031	3,952
Takeda Pharmaceutical Co., Ltd.	79,625	2,937
Merck & Co., Inc.	20,338	2,447
Bristol-Myers Squibb Co.	26,044	1,580
Sandoz Group AG	19,286	1,513
GSK PLC	43,796	1,201
EssilorLuxottica SA	1,524	355
		144,033
Consumer staples 8.20%
Philip Morris International, Inc.	271,975	44,968
British American Tobacco PLC	507,172	29,543
British American Tobacco PLC (ADR)	40,820	2,387
American Funds Insurance Series — Page 80 of 332

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Mondelez International, Inc., Class A	241,744	$13,934
Imperial Brands PLC	214,769	8,741
Nestle SA	73,930	7,333
Altria Group, Inc.	85,176	5,621
Coca-Cola Co.	49,948	3,799
Sysco Corp.	41,200	2,939
WH Group, Ltd.	1,937,000	2,552
Danone SA	30,047	2,413
Kimberly-Clark Corp.	21,580	2,082
Procter & Gamble Co.	11,085	1,601
Unilever PLC	28,109	1,576
PepsiCo, Inc.	9,978	1,549
Marks and Spencer Group PLC	305,513	1,372
L’Oreal SA	2,852	1,170
Carlsberg A/S, Class B	7,091	885
Anheuser-Busch InBev SA/NV	12,119	841
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	651
Constellation Brands, Inc., Class A	3,830	574
		136,531
Energy 6.32%
Canadian Natural Resources, Ltd. (CAD denominated)	475,440	23,193
Canadian Natural Resources, Ltd.	45,549	2,219
Exxon Mobil Corp.	126,973	21,542
TotalEnergies SE (EUR denominated)	108,893	10,055
ONEOK, Inc.	87,797	7,936
Shell PLC (GBP denominated)	149,937	7,002
Shell PLC (ADR)	9,511	884
EOG Resources, Inc.	44,286	6,402
ConocoPhillips	47,893	6,322
TC Energy Corp. (CAD denominated) (a)	82,974	5,196
South Bow Corp. (a)	151,481	5,040
Chevron Corp.	18,233	3,772
Cenovus Energy, Inc.	60,255	1,599
Cenovus Energy, Inc. (CAD denominated)	15,681	416
EQT Corp.	22,813	1,452
DT Midstream, Inc.	10,692	1,440
Adnoc Gas PLC	656,312	574
SLB, Ltd.	3,802	195
		105,239
Utilities 6.25%
Engie SA	278,619	8,983
Engie SA, bonus shares	36,900	1,189
Dominion Energy, Inc.	153,210	9,471
National Grid PLC	557,500	9,399
SSE PLC	212,392	7,333
Iberdrola SA, non-registered shares	314,454	7,219
DTE Energy Co.	43,383	6,344
Pinnacle West Capital Corp.	60,748	6,120
E.ON SE	276,699	6,048
CenterPoint Energy, Inc.	121,298	5,235
Xcel Energy, Inc.	54,210	4,306
Atmos Energy Corp.	22,853	4,221
Exelon Corp.	72,238	3,541
American Funds Insurance Series — Page 81 of 332

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Duke Energy Corp.	26,763	$3,504
Sempra	32,720	3,179
RWE AG	44,291	2,950
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,344
Brookfield Infrastructure Partners, LP	5,100	184
Veolia Environnement SA	64,968	2,482
Power Grid Corp. of India, Ltd.	734,092	2,306
Entergy Corp.	17,392	1,954
SembCorp Industries, Ltd.	268,900	1,397
NextEra Energy, Inc.	14,482	1,345
Southern Co. (The)	13,485	1,302
Power Assets Holdings, Ltd.	127,000	990
AES Corp.	48,667	686
		104,032
Consumer discretionary 5.04%
Compagnie Generale des Etablissements Michelin	306,890	10,450
Starbucks Corp.	112,987	10,122
Royal Caribbean Cruises, Ltd.	36,046	9,919
McDonald’s Corp.	27,689	8,605
Industria de Diseno Textil SA	141,576	8,140
Home Depot, Inc.	21,424	7,046
Midea Group Co., Ltd., Class A	523,166	5,812
YUM! Brands, Inc.	35,844	5,573
Compagnie Financiere Richemont SA, Class A	18,589	3,312
Restaurant Brands International, Inc.	33,410	2,469
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,130
Evolution AB	33,144	2,067
Tractor Supply Co.	40,569	1,838
Darden Restaurants, Inc.	8,410	1,649
Amadeus IT Group SA, Class A, non-registered shares	26,169	1,488
NEXT PLC	6,847	1,155
Vail Resorts, Inc. (a)	8,836	1,134
Jumbo SA	15,226	390
Aristocrat Leisure, Ltd.	11,598	369
H World Group, Ltd.	34,300	173
		83,841
Materials 3.48%
Air Products and Chemicals, Inc.	40,156	11,665
Rio Tinto PLC	61,753	5,740
Smurfit Westrock PLC	124,583	4,965
Barrick Mining Corp.	67,369	2,748
Barrick Mining Corp. (CAD denominated)	47,317	1,934
Linde PLC	9,233	4,577
Vale SA, ordinary nominative shares	233,196	3,713
BASF SE	53,367	3,225
Anglo American PLC	72,660	3,087
Shin-Etsu Chemical Co., Ltd.	63,862	2,598
Antofagasta PLC	57,008	2,536
Nitto Denko Corp.	118,447	2,370
International Paper Co.	55,786	1,991
LyondellBasell Industries NV	22,925	1,847
Amcor PLC	34,450	1,369
Glencore PLC	110,555	842
American Funds Insurance Series — Page 82 of 332

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Eastman Chemical Co.	8,693	$663
International Flavors & Fragrances, Inc.	8,803	639
Air Liquide SA	2,527	521
Nutrien, Ltd.	3,705	280
Dow, Inc.	5,938	247
CF Industries Holdings, Inc.	1,794	233
Valterra Platinum, Ltd. (ZAR denominated)	2,091	180
		57,970
Communication services 3.32%
Singapore Telecommunications, Ltd.	3,936,700	15,240
AT&T, Inc.	242,140	7,020
Comcast Corp., Class A	184,740	5,304
Koninklijke KPN NV	924,129	5,140
T-Mobile US, Inc.	22,019	4,625
Nintendo Co., Ltd.	71,500	4,080
Publicis Groupe SA	48,020	3,971
Verizon Communications, Inc.	67,668	3,397
Omnicom Group, Inc.	39,012	2,938
Deutsche Telekom AG	33,774	1,245
NetEase, Inc.	44,900	999
Swisscom AG	566	472
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	458
BT Group PLC	74,759	209
Versant Media Group, Inc., Class A	2,735	101
		55,199
Real estate 2.23%
Welltower, Inc. REIT	46,744	9,242
VICI Properties, Inc. REIT	177,883	4,860
American Tower Corp. REIT	19,759	3,410
Public Storage REIT	11,160	3,023
Prologis, Inc. REIT	21,233	2,807
Extra Space Storage, Inc. REIT	19,031	2,496
Rexford Industrial Realty, Inc. REIT	72,635	2,377
Mindspace Business Parks REIT	413,863	1,966
CTP NV	111,681	1,880
Equinix, Inc. REIT	1,767	1,732
AB Sagax, Class B	73,623	1,372
UDR, Inc. REIT	34,209	1,156
Simon Property Group, Inc. REIT	3,873	722
Kimco Realty Corp. REIT	5,095	114
		37,157
Total common stocks (cost: $854,922,000)		1,277,283
Preferred securities 0.14% Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	289,986	2,430
Total preferred securities (cost: $2,640,000)		2,430
Total equities (cost: $857,562,000)		1,279,713
American Funds Insurance Series — Page 83 of 332

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Convertible stocks 0.42% Information technology 0.22%	Shares	Value (000)
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	44,181	$1,988
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	29,553	1,684
		3,672
Financials 0.10%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,653
Utilities 0.10%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,650
Total convertible stocks (cost: $7,274,000)		6,975
Bonds, notes & other debt instruments 16.89% U.S. Treasury bonds & notes 6.86% U.S. Treasury 6.86%	Principal amount (000)
U.S. Treasury 0.75% 5/31/2026	USD3,850	3,831
U.S. Treasury 1.875% 6/30/2026	3,855	3,838
U.S. Treasury 1.125% 10/31/2026	995	980
U.S. Treasury 2.00% 11/15/2026	2,800	2,770
U.S. Treasury 4.625% 11/15/2026	1,200	1,206
U.S. Treasury 4.00% 1/15/2027	6,541	6,555
U.S. Treasury 0.50% 4/30/2027	2,375	2,294
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,802
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 3.375% 2/29/2028	2,133	2,117
U.S. Treasury 4.00% 2/29/2028	745	748
U.S. Treasury 1.25% 3/31/2028	1,350	1,284
U.S. Treasury 3.625% 3/31/2028	4	3
U.S. Treasury 3.875% 3/31/2028	21,078	21,111
U.S. Treasury 3.50% 12/15/2028	624	619
U.S. Treasury 3.50% 2/15/2029	62	61
U.S. Treasury 3.50% 3/15/2029	12,996	12,883
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	376
U.S. Treasury 3.625% 9/30/2030	809	799
U.S. Treasury 3.50% 2/28/2031 (a)	6,694	6,565
U.S. Treasury 3.875% 3/31/2031	7,151	7,129
U.S. Treasury 3.75% 8/31/2031	1,257	1,242
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.25% 3/31/2033	7,338	7,389
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.125% 2/15/2036	7,615	7,497
U.S. Treasury 4.50% 8/15/2039	1,045	1,035
U.S. Treasury 4.75% 2/15/2041	1,730	1,739
U.S. Treasury 2.00% 11/15/2041	300	207
U.S. Treasury 4.625% 2/15/2046	2,392	2,306
U.S. Treasury 2.375% 5/15/2051	196	123
U.S. Treasury 4.00% 11/15/2052	152	131
U.S. Treasury 4.75% 5/15/2055	422	411
U.S. Treasury 4.625% 11/15/2055 (d)	11,258	10,751
U.S. Treasury 4.75% 2/15/2056	4,290	4,183
Total U.S. Treasury bonds & notes		114,125
American Funds Insurance Series — Page 84 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 5.54% Federal agency mortgage-backed obligations 4.56%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	USD— (c)	$— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	695	658
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	243	230
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1	1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5	5
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	20	19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	26
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	151	141
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,722	1,607
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,407	2,157
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	277	250
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	109	96
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	72	63
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	39	35
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	113	100
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	77	68
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	117	105
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	177	143
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	49	40
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	21	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	149	132
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	18	16
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	150	132
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	102	91
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	136	110
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	166	134
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	64
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	752	675
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	99	87
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	431	382
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	242	223
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	211	178
American Funds Insurance Series — Page 85 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	USD127	$107
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	98	93
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	170	143
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (e)	140	118
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	610	537
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	48	48
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	142	115
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	100	100
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	92	93
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	133	135
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	81	82
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	173	152
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	217	215
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	55	55
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	221	223
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,128	1,155
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	273	276
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	310	318
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	200	206
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	148	152
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	92	89
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	114	113
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	719	725
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	322	329
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	35	36
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	537	550
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	53	55
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	19	20
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	20	21
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	419	441
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	744	750
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	98	100
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	48	49
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	870	882
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	88	90
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	60	61
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	339	351
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	92	93
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	24	25
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	17	17
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (e)	34	35
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	134	136
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	615	627
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	145	149
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	144	148
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	84	87
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	57	58
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	16	16
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,457	2,526
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	262	267
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	9	9
American Funds Insurance Series — Page 86 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	USD8	$8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	8
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	6	6
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (e)	28	28
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	14	15
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	201	202
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	32	32
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (e)	82	85
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	219	221
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	539	523
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	187	185
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (e)	33	34
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	417	403
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	455	464
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	303	292
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (e)	28	28
Fannie Mae Pool #190445 6.50% 3/1/2055 (e)	359	371
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (e)	210	218
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	321	310
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	59	60
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	19	18
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (e)	158	162
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	900	919
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (e)	2	2
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (e)	712	737
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (e)	148	153
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (e)	140	141
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (e)	93	96
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	145	153
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (e)	233	235
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (e)	2,479	2,609
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	127	134
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	303	311
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	211	216
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	495	481
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	349	302
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	362	342
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	102	97
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	58	51
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	100	88
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	166	159
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	12	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	10	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	20
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	10	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	39	38
American Funds Insurance Series — Page 87 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	USD18	$18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	869	857
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	11	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	126	112
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	67	54
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	59	52
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	119	105
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	46	39
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (e)	11	10
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	233	188
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	106	93
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	721	635
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	213	195
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	432	381
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	283	268
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	688	668
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	754	639
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (e)	349	294
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	138	122
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	42	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	104	92
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	157	153
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	528	524
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	252	254
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,289	2,103
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	96	96
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	407	395
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	86	85
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	458	462
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (e)	344	347
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	29	29
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (e)	860	868
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	65	67
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	11
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	11	11
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	28	28
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	17	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	15	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	187	188
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	571	566
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	40	40
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	8
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	6	6
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	14	15
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	888	907
American Funds Insurance Series — Page 88 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (e)	USD748	$752
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	16	16
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	396	406
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	372	392
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	253	258
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	40	41
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	16	16
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	77	77
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	22	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	70	71
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	55	55
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	258	268
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	223	230
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	69	71
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	64	65
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	15	15
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	13	13
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (e)	114	118
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	128	130
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	14	14
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (e)	93	97
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	337	355
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	33	34
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	22	22
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	17	18
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	16
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	16	16
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	8
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (e)	37	38
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	92	93
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	78	75
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	50	49
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	58	59
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	270	271
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (e)	18	19
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (e)	391	411
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	36	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	153	157
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	74	76
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	7	7
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (e)	84	86
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (e)	112	116
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	343	349
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	255	260
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	19	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (e)	32	33
American Funds Insurance Series — Page 89 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	USD14	$14
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (e)	466	483
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (e)	226	234
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	381	401
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	482	476
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (e)	215	217
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (e)	288	294
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (e)	119	123
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (e)	3	3
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (e)	345	357
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (e)	1	1
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (e)	33	34
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (e)	220	228
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (e)	183	189
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160	160
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	82	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	173	163
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	165	157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	77	71
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	64	59
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	798	722
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	260	253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	414	401
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	625	613
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	898	861
Government National Mortgage Assn. 4.50% 4/1/2056 (e)(g)	48	46
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	147	145
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,589	2,451
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	54	52
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	195	184
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	348	347
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	938	933
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24	23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	394	397
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	85	86
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (e)(g)	682	549
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (e)(g)	1,109	933
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (e)(g)	1,912	1,679
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (e)(g)	1,256	1,152
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (e)(g)	1,546	1,459
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (e)(g)	894	863
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (e)(g)	1,987	1,960
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (e)(g)	1,556	1,563
Uniform Mortgage-Backed Security 6.00% 4/1/2056 (e)(g)	328	334
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (e)(g)	1,212	976
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (e)(g)	937	787
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (e)(g)	1,878	1,771
American Funds Insurance Series — Page 90 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (e)(g)	USD41	$41
Uniform Mortgage-Backed Security 6.00% 5/1/2056 (e)(g)	154	157
		75,826
Collateralized mortgage-backed obligations (privately originated) 0.50%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	69	63
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	480	467
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	55	51
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	130	130
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	354	346
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	128	122
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	5	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (e)(f)(h)	163	163
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (e)(f)(h)	48	48
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (e)(f)(h)	19	19
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (e)(f)(h)	70	70
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (e)(f)(h)	5	5
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.362% 9/25/2042 (e)(f)(h)	64	66
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2044 (e)(f)(h)	133	133
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.112% 10/25/2044 (e)(f)(h)	46	47
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.926% 7/25/2049 (e)(f)(h)	1,500	1,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (e)(f)(h)	610	733
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	71	72
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	44	43
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	626	632
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	53	53
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	88	88
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	322	322
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	89	90
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.64% 3/25/2053 (e)(f)(h)	134	134
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	128	129
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	284	287
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	737	743
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(h)	554	523
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	11	11
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	9	9
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	4	4
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	291	265
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(h)(j)	100	96
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(h)	195	193
American Funds Insurance Series — Page 91 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	USD166	$165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	58	59
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	78	78
		8,361
Commercial mortgage-backed securities 0.48%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029 (e)(f)(h)	296	299
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	127
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.287% 11/15/2038 (e)(f)(h)	75	75
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (e)(f)(h)	106	106
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 4/15/2037 (e)(f)(h)	68	68
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (e)(f)(h)	590	590
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (e)(f)(h)	157	157
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (e)(f)(h)	732	731
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (e)(f)(h)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (e)(f)(h)	120	119
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	242
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	578
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	1,000	1,001
Elm CLO, Ltd., Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	214
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	597
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	245
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	554
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (e)(f)(h)	108	109
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	311
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (e)(f)(h)	597	589
		8,012
Total mortgage-backed obligations		92,199
Corporate bonds and notes 3.70% Financials 0.66%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	692
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	20
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
American Funds Insurance Series — Page 92 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	USD118	$120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	411
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	208
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	47
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	98
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	169
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	653
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	315
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (i)	60	62
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	352
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	187
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	105
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	201
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (i)	20	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	425
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Mitsubishi UFJ Financial Group, Inc., 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	582
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (i)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (i)	140	144
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	488
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Navient Corp. 5.00% 3/15/2027	150	147
Navient Corp. 5.625% 8/1/2033	360	281
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	541
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
American Funds Insurance Series — Page 93 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	USD100	$99
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	213
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	40	41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	72
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	87
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	206
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	366
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	113
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82
		11,065
Communication services 0.53%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	28
Alphabet, Inc. 4.80% 2/15/2036	153	152
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	65
AT&T, Inc. 4.75% 4/30/2033	USD869	861
AT&T, Inc. 5.40% 2/15/2034	107	110
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	23
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	442
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,023
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	469
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 6.55% 6/1/2034	37	39
Charter Communications Operating, LLC 5.85% 12/1/2035	297	292
Charter Communications Operating, LLC 4.80% 3/1/2050	56	41
Charter Communications Operating, LLC 5.25% 4/1/2053	67	53
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	316
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	199
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 4.875% 11/15/2035	325	319
Meta Platforms, Inc. 5.50% 11/15/2045	134	127
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	269
Meta Platforms, Inc. 5.55% 8/15/2064	40	36
Meta Platforms, Inc. 5.75% 11/15/2065	138	128
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	289
American Funds Insurance Series — Page 94 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	USD100	$100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	249
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	753
Snap, Inc. 6.875% 3/1/2033 (h)	200	189
T-Mobile USA, Inc. 3.875% 4/15/2030	625	609
T-Mobile USA, Inc. 2.55% 2/15/2031	203	185
T-Mobile USA, Inc. 6.00% 6/15/2054	69	68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	333
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	300	285
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	293	194
		8,864
Health care 0.43%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	178
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	229
AbbVie, Inc. 5.55% 3/15/2056	26	25
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 4.50% 3/31/2029 (h)	300	181
Accendra Health, Inc. 6.625% 4/1/2030 (h)	105	50
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	99
Amgen, Inc. 5.25% 3/2/2030	124	127
Amgen, Inc. 4.20% 2/19/2031	334	329
Amgen, Inc. 4.20% 3/1/2033	133	128
Amgen, Inc. 5.25% 3/2/2033	71	73
Amgen, Inc. 4.85% 2/19/2036	187	184
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	334
Baxter International, Inc. 3.132% 12/1/2051	25	14
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	267
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	303
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	313
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	503
Centene Corp. 2.625% 8/1/2031	40	33
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	49
CVS Health Corp. 6.05% 6/1/2054	50	49
CVS Health Corp. 6.20% 9/15/2055	50	50
American Funds Insurance Series — Page 95 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Elevance Health, Inc. 4.95% 11/1/2031	USD30	$30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	380	388
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	281
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	200
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	117
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	361
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	643
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	66
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	14	14
		7,145
Consumer discretionary 0.38%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	41
Amazon.com, Inc. 5.45% 11/20/2055	155	148
Amazon.com, Inc. 5.55% 11/20/2065	70	66
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp. 5.75% 3/15/2030 (h)	310	313
Carnival Corp. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	304
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	714
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	903
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	399
Hyundai Capital America 5.275% 6/24/2027 (h)	55	56
Hyundai Capital America 4.60% 4/6/2028 (h)	501	501
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	160	154
Newell Brands, Inc. 6.625% 5/15/2032	180	172
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	144
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	171
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	169
		6,263
American Funds Insurance Series — Page 96 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials 0.30%	Principal amount (000)	Value (000)
BAE Systems PLC 5.30% 3/26/2034 (h)	USD200	$205
Boeing Co. (The) 6.259% 5/1/2027	376	383
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,407
Boeing Co. (The) 5.805% 5/1/2050	136	132
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	43
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	394
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	449
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	92
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	138	137
Icahn Enterprises, LP 5.25% 5/15/2027	440	432
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Moog, Inc. 4.25% 12/9/2027 (h)	55	55
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	194
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	37
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	66
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		5,047
Utilities 0.29%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
DTE Electric Co. 4.85% 3/1/2036	275	270
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
Edison International 4.125% 3/15/2028	132	130
Edison International 5.45% 6/15/2029	100	101
Edison International 4.80% 3/15/2031	100	98
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	275
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	336
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	382
American Funds Insurance Series — Page 97 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.95% 7/1/2050	USD162	$134
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	169
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	23
PacifiCorp 5.10% 4/15/2031	400	401
PacifiCorp 5.45% 4/15/2033	500	502
PacifiCorp 5.80% 4/15/2036	102	103
PacifiCorp 5.50% 5/15/2054	95	83
PacifiCorp 5.80% 1/15/2055	25	23
Southern California Edison Co. 5.15% 6/1/2029	105	107
Southern California Edison Co. 4.80% 3/15/2033	489	481
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	147
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
		4,853
Information technology 0.29%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	189
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	148
Broadcom, Inc. 5.05% 7/12/2027	16	16
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	107
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	190
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	740
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	44
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	61
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	162
Oracle Corp. 5.875% 9/26/2045	40	35
Oracle Corp. 6.55% 2/4/2046	76	71
Oracle Corp. 6.00% 8/3/2055	110	92
Oracle Corp. 5.95% 9/26/2055	95	80
Oracle Corp. 6.70% 2/4/2056	132	123
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	64
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	782
American Funds Insurance Series — Page 98 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 5.70% 4/1/2055	USD380	$364
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79
		4,744
Energy 0.26%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	9	10
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	270
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
Hilcorp Energy I, LP 6.875% 5/15/2034 (h)	400	392
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(k)(l)	16	16
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	67
Occidental Petroleum Corp. 5.55% 10/1/2034	124	126
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	186
Petroleos Mexicanos 6.84% 1/23/2030	808	810
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	552
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84
		4,407
Real estate 0.22%
American Tower Corp. 4.05% 3/15/2032	11	11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	94
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	67
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	72
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	498
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	551
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	443
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	416
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	96
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	41
American Funds Insurance Series — Page 99 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 3.95% 1/15/2028	USD480	$459
Service Properties Trust 8.625% 11/15/2031 (h)	700	732
		3,641
Consumer staples 0.19%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	256
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	424
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	100
BAT Capital Corp. 7.081% 8/2/2053	69	76
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	115
H.J. Heinz Co. 4.875% 10/1/2049	235	192
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	106
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	167
Mars, Inc. 5.65% 5/1/2045 (h)	71	70
Mars, Inc. 5.70% 5/1/2055 (h)	145	142
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	144
Mondelez International, Inc. 4.75% 8/28/2034	127	124
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	111
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	90
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	325
		3,135
Materials 0.15%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	60
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.20% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	318
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	544
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	39
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	699
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
American Funds Insurance Series — Page 100 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 3.60% 11/15/2050	USD75	$48
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	54
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	72
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 5.875% 1/15/2036	44	44
LYB International Finance III, LLC 3.625% 4/1/2051	102	66
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316
		2,468
Total corporate bonds and notes		61,632
Asset-backed obligations 0.64% Other asset-backed securities 0.35%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	63	63
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	243	246
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	31	31
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	509	517
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	344	291
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	56
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	58
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	310	251
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	479	480
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	129	129
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	127	128
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	310	292
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	57	53
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	68	67
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	262	252
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	350	347
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	121	121
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	787
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	254	255
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	158
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	14	14
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	55	56
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	102	103
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(h)	175	175
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	164	164
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	25	25
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	50	50
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(h)	20	20
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	69	67
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	157	158
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	61	62
		5,774
American Funds Insurance Series — Page 101 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan 0.23%	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	USD339	$350
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	390	392
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	115	115
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	116	117
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	220	221
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	178
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	185
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(h)	188	188
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	55	55
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	290
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	7	7
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	264
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	190
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (e)	1	1
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	28	28
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	83	82
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	38	38
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	39	39
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	559	563
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	169	170
		3,908
Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	247
		648
Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	86	82
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	171	162
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.53% 4/20/2062 (e)(f)(h)	90	89
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	37	34
		367
Total asset-backed obligations		10,697
Bonds & notes of governments & government agencies outside the U.S. 0.10% Brazil 0.04%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL3,514	626
Mexico 0.03%
United Mexican States 3.25% 4/16/2030	USD200	187
United Mexican States 7.375% 5/13/2055	245	258
		445
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	196
American Funds Insurance Series — Page 102 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Peru 0.01%	Principal amount (000)	Value (000)
Peru (Republic of) 2.783% 1/23/2031	USD190	$174
Japan 0.01%
Japan, Series 381, 2.10% 12/20/2035	JPY28,100	174
Total bonds & notes of governments & government agencies outside the U.S.		1,615
Loans 0.03% Industrials 0.02%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (f)(m)	USD335	286
Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(h)(m)	200	200
Total loans		486
Municipals 0.02% Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	200
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		340
Total bonds, notes & other debt instruments (cost: $283,414,000)		281,094
Investment funds 2.28%
Capital Group Central Corporate Bond Fund (n)	4,533,724	37,992
Total investment funds (cost: $41,290,000)		37,992
Short-term securities 5.09% Money market investments 4.06%	Shares
Capital Group Central Cash Fund 3.71% (n)(o)	675,772	67,571
Money market investments purchased with collateral from securities on loan 1.03%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (o)(p)	17,040,152	17,040
Total short-term securities (cost: $84,604,000)		84,611
Total investment securities 101.57% (cost: $1,274,144,000)		1,690,385
Other assets less liabilities (1.57)%		(26,123)
Net assets 100.00%		$1,664,262
American Funds Insurance Series — Page 103 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	332	3/17/2027	USD79,983	$88
2 Year U.S. Treasury Note Futures	Long	385	7/6/2026	79,867	(470)
5 Year U.S. Treasury Note Futures	Long	277	7/6/2026	29,966	(310)
10 Year U.S. Treasury Note Futures	Long	30	6/30/2026	3,331	(10)
10 Year Ultra U.S. Treasury Note Futures	Long	26	6/30/2026	2,951	16
20 Year U.S. Treasury Bond Futures	Long	32	6/30/2026	3,644	(118)
30 Year Ultra U.S. Treasury Bond Futures	Long	95	6/30/2026	11,073	(290)
					$(1,094)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	135	USD	157	Goldman Sachs	4/14/2026	$(1)
USD	175	JPY	27,530	Standard Chartered Bank	4/16/2026	2
BRL	10	USD	2	BNP Paribas	4/24/2026	— (c)
USD	620	BRL	3,320	UBS AG	4/24/2026	(19)
						$(18)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD338	$1	$—	$1
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	350	(1)	—	(1)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	171	—	171
SOFR	Annual	4.1275%	Annual	7/27/2050	310	1	—	1
SOFR	Annual	2.91%	Annual	9/18/2050	592	114	—	114
						$286	$—	$286
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 1,360	$65	$54	$11
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	12,678	219	209	10
					$284	$263	$21
American Funds Insurance Series — Page 104 of 332

unaudited
Investments in affiliates (n)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Investment funds 2.28%
Capital Group Central Corporate Bond Fund	$38,098	$437	$—	$—	$(543)	$37,992	$437
Short-term securities 4.06%
Money market investments 4.06%
Capital Group Central Cash Fund 3.71% (o)	81,415	75,456	89,284	(1)	(15)	67,571	706
Total 6.34%				$(1)	$(558)	$105,563	$1,143
Restricted securities (l)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(k)	2/17/2026	$16	$16	0.00%(s)

(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,574,000, which represented 0.15% of the net assets of the fund.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,217,000, which represented 2.84% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $486,000, which represented 0.03% of the net assets of the fund.

(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 3/31/2026.
(p)	Security purchased with cash collateral from securities on loan.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.
American Funds Insurance Series — Page 105 of 332

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 106 of 332

Asset Allocation Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 62.49% Information technology 16.56%	Shares	Value (000)
Broadcom, Inc.	3,579,250	$1,107,814
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,952,165	659,734
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	134,399
Microsoft Corp.	1,854,247	686,387
Apple, Inc.	1,499,008	380,433
NVIDIA Corp.	1,926,983	336,066
Micron Technology, Inc.	655,382	221,414
Intel Corp. (a)	4,553,952	200,966
ASML Holding NV (ADR)	93,894	124,018
KLA Corp.	77,592	114,247
International Business Machines Corp.	427,285	103,570
Salesforce, Inc.	324,786	60,628
Hewlett Packard Enterprise Co.	2,050,962	48,833
Strategy, Inc., Class A (a)	336,369	41,979
Diebold Nixdorf, Inc. (a)	532,940	40,205
Shopify, Inc., Class A, subordinate voting shares (a)	325,000	38,551
Applied Materials, Inc.	79,781	27,268
Adobe, Inc. (a)	62,600	15,217
AppLovin Corp., Class A (a)	20,196	8,038
SK hynix, Inc.	13,239	7,201
MACOM Technology Solutions Holdings, Inc. (a)	11,985	2,661
		4,359,629
Industrials 9.94%
ATI, Inc. (a)	2,230,462	324,443
GE Vernova, Inc.	302,426	263,988
Boeing Co. (The) (a)	1,325,000	263,715
Deere & Co.	352,757	198,708
TransDigm Group, Inc.	160,869	186,441
Union Pacific Corp.	677,572	164,392
L3Harris Technologies, Inc.	373,803	129,018
General Electric Co.	446,366	126,665
Northrop Grumman Corp.	173,106	118,100
Parker-Hannifin Corp.	125,378	112,243
Caterpillar, Inc.	150,000	106,269
Safran SA	312,100	102,070
Ingersoll-Rand, Inc.	1,177,013	94,302
United Rentals, Inc.	125,193	91,211
Quanta Services, Inc.	152,260	83,594
RTX Corp.	317,002	61,150
FTAI Aviation, Ltd.	238,568	58,449
Trane Technologies PLC	137,366	57,246
Airbus SE, non-registered shares	230,632	43,319
Carrier Global Corp.	283,011	15,936
American Funds Insurance Series — Page 107 of 332

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
BWX Technologies, Inc.	76,711	$15,687
Axon Enterprise, Inc. (a)	1,826	775
		2,617,721
Financials 7.52%
Arthur J. Gallagher & Co.	854,008	184,961
Aon PLC, Class A	569,972	183,976
Visa, Inc., Class A	560,819	169,502
Apollo Asset Management, Inc.	1,483,719	165,316
Bank of America Corp.	3,142,147	153,180
Synchrony Financial	1,990,754	135,411
Capital One Financial Corp.	702,338	128,128
Ares Management Corp., Class A	966,346	105,428
Fiserv, Inc. (a)	1,843,053	102,842
JPMorgan Chase & Co.	295,492	86,922
Mastercard, Inc., Class A	162,511	81,200
Brookfield Corp., Class A	1,805,226	73,057
Wells Fargo & Co.	897,830	71,476
Brown & Brown, Inc.	964,468	62,893
Citigroup, Inc.	550,000	62,376
Progressive Corp.	280,641	55,634
Blackstone, Inc.	320,000	36,797
American Express Co.	104,981	31,755
Kinsale Capital Group, Inc.	76,390	26,099
Blue Owl Capital, Inc., Class A (b)	2,744,400	25,056
Goldman Sachs Group, Inc.	24,707	20,902
Intercontinental Exchange, Inc.	110,132	17,322
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		1,980,233
Health care 6.23%
Vertex Pharmaceuticals, Inc. (a)	700,148	312,644
Gilead Sciences, Inc.	1,754,140	244,475
Eli Lilly and Co.	190,735	175,432
Amgen, Inc.	441,538	155,355
Alnylam Pharmaceuticals, Inc. (a)	405,917	134,306
UnitedHealth Group, Inc.	421,617	114,085
CVS Health Corp.	1,451,353	104,236
Illumina, Inc. (a)	699,527	86,224
Thermo Fisher Scientific, Inc.	166,440	81,810
Johnson & Johnson	311,733	76,200
Cooper Cos., Inc. (a)	889,428	63,594
Boston Scientific Corp. (a)	562,879	35,321
AbbVie, Inc.	129,914	28,255
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,914
Medline, Inc., Class A (a)	272,900	12,144
Keenova Therapeutics PLC (a)	36,079	3,175
Par Health, Inc. (a)(f)	36,079	230
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	— (d)
		1,640,400
Consumer discretionary 5.77%
Booking Holdings, Inc.	65,551	275,991
Amazon.com, Inc. (a)	995,945	207,425
Royal Caribbean Cruises, Ltd.	613,815	168,910
American Funds Insurance Series — Page 108 of 332

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Starbucks Corp.	1,513,090	$135,558
D.R. Horton, Inc.	645,917	88,633
NIKE, Inc., Class B	1,525,710	80,588
Darden Restaurants, Inc.	399,000	78,220
Carnival Corp.	2,758,206	71,382
Texas Roadhouse, Inc.	385,658	63,688
Home Depot, Inc.	191,765	63,070
Compagnie Financiere Richemont SA, Class A	346,887	61,813
Chipotle Mexican Grill, Inc. (a)	1,692,984	54,192
Hilton Worldwide Holdings, Inc.	122,663	37,299
Tesla, Inc. (a)	94,134	34,994
Restaurant Brands International, Inc.	461,542	34,108
Toll Brothers, Inc.	246,730	33,671
AutoZone, Inc. (a)	7,013	23,688
DraftKings, Inc., Class A (a)	237,954	5,145
Aimbridge Topco, LLC (a)(c)	10,722	767
		1,519,142
Materials 5.31%
Royal Gold, Inc.	1,301,065	331,108
Wheaton Precious Metals Corp.	2,388,702	312,944
Franco-Nevada Corp. (CAD denominated)	1,035,799	256,474
Lundin Mining Corp.	6,992,673	174,377
First Quantum Minerals, Ltd. (a)	3,889,750	93,000
Glencore PLC	11,007,963	83,881
Corteva, Inc.	729,009	61,025
Southern Copper Corp.	330,237	56,821
Agnico Eagle Mines, Ltd. (CAD denominated)	71,397	14,492
Air Products and Chemicals, Inc.	45,664	13,265
Venator Materials PLC (a)(c)	4,096	— (d)
		1,397,387
Communication services 4.71%
Alphabet, Inc., Class A	1,175,474	338,019
Alphabet, Inc., Class C	1,147,684	329,225
Meta Platforms, Inc., Class A	553,906	316,906
Comcast Corp., Class A	6,199,119	177,977
Netflix, Inc. (a)	596,450	57,348
Tencent Holdings, Ltd.	321,500	20,297
		1,239,772
Consumer staples 3.57%
Philip Morris International, Inc.	3,588,734	593,361
Constellation Brands, Inc., Class A	599,955	89,993
Costco Wholesale Corp.	69,889	69,640
Nestle SA	617,055	61,205
Keurig Dr Pepper, Inc.	2,200,000	57,926
US Foods Holding Corp. (a)	293,232	27,039
Estee Lauder Cos., Inc. (The), Class A	253,535	18,196
Coca-Cola Co.	160,431	12,201
Procter & Gamble Co.	75,358	10,885
		940,446
American Funds Insurance Series — Page 109 of 332

unaudited
Common stocks (continued) Utilities 1.42%	Shares	Value (000)
Southern Co. (The)	2,207,483	$213,066
DTE Energy Co.	848,144	124,016
Vistra Corp.	144,910	21,784
FirstEnergy Corp.	323,684	16,398
		375,264
Energy 1.33%
Canadian Natural Resources, Ltd. (CAD denominated) (b)	2,460,603	120,032
ConocoPhillips	824,000	108,768
EOG Resources, Inc.	655,520	94,768
SLB, Ltd.	286,500	14,723
Exxon Mobil Corp.	58,185	9,872
Altera Infrastructure, LP (c)	16,129	697
Expand Energy Corp.	2,101	231
New Fortress Energy, Inc., Class A (a)	150,315	89
		349,180
Real estate 0.13%
Simon Property Group, Inc. REIT	114,326	21,325
Crown Castle, Inc. REIT	134,329	10,923
Ventas, Inc. REIT	12,423	1,016
		33,264
Total common stocks (cost: $9,480,940,000)		16,452,438
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	735
Total preferred securities (cost: $465,000)		735
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $0)		— (d)
Total equities (cost: $9,481,405,000)		16,453,173
Convertible stocks 0.16% Information technology 0.09%
Strategy, Inc. 8.00% perpetual convertible preferred shares (b)	289,834	20,491
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,783
		22,274
Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,008
Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,774
Total convertible stocks (cost: $41,507,000)		41,056
American Funds Insurance Series — Page 110 of 332

unaudited
Convertible bonds & notes 0.08% Information technology 0.03%	Principal amount (000)	Value (000)
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	USD314	$1,210
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	2,416
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	2,979
		6,605
Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,612
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,704
		6,316
Real estate 0.01%
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	2,953
Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,944
Health care 0.01%
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,331
Total convertible bonds & notes (cost: $17,099,000)		21,149
Bonds, notes & other debt instruments 28.95% Corporate bonds and notes 9.29% Financials 2.07%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,837
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,222
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,966
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (h)	1,520	1,511
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (h)	2,407	2,586
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (h)	411	407
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (h)	2,885	2,938
American International Group, Inc. 5.125% 3/27/2033	1,882	1,902
Aon North America, Inc. 5.45% 3/1/2034	600	613
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	1,691	1,651
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,239
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,154
Asurion, LLC 8.375% 2/1/2034 (f)	1,670	1,622
Athene Holding, Ltd. 6.625% 5/19/2055	770	743
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	2,176	2,055
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (h)	485	461
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (h)	5,533	5,708
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (h)	2,040	1,930
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (h)	4,206	3,747
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (h)	896	794
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (h)	6,500	6,420
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (h)	5,025	4,559
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (h)	325	295
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (h)	621	548
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (h)	3,768	3,354
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (h)	947	857
American Funds Insurance Series — Page 111 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (h)	USD125	$123
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (h)	4,064	4,115
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (h)	9,000	8,884
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (h)	2,000	1,996
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(h)	2,220	2,298
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,596
Blackstone Private Credit Fund 5.35% 3/12/2031	2,029	1,929
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(h)	2,535	2,389
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(h)	8,155	8,045
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(h)	9,079	8,856
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,254
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,743
Brown & Brown, Inc. 5.25% 6/23/2032	358	358
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,911
Brown & Brown, Inc. 6.25% 6/23/2055	2,202	2,198
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (h)	510	500
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	879
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,651
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	591
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	337
Cipher Compute, LLC 7.125% 11/15/2030 (f)	1,845	1,914
Citibank, NA 4.914% 5/29/2030	4,825	4,901
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (h)	6,497	6,532
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (h)	2,242	2,277
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	4,257	4,243
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (h)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (h)	2,506	2,211
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (h)	1,164	1,189
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (h)	1,551	1,556
CME Group, Inc. 3.75% 6/15/2028	3,069	3,049
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,103
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	6,825
Corebridge Financial, Inc. 3.65% 4/5/2027	914	906
Corebridge Financial, Inc. 3.85% 4/5/2029	556	543
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	150
Corebridge Financial, Inc. 4.40% 4/5/2052	438	342
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (h)	5,959	5,867
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (h)	1,109	1,118
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (h)	2,016	2,089
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (h)	750	788
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (h)	300	282
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (h)	7,410	7,299
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	3,145	2,943
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (h)	1,970	1,943
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (h)	13,157	13,079
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (h)	2,184	2,186
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (h)	4,077	3,998
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (h)	5,349	5,269
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (h)	215	189
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (h)	4,994	4,838
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (h)	3,929	3,843
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (h)	1,792	1,330
American Funds Insurance Series — Page 112 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (h)	USD9,000	$8,583
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (f)	2,026	1,996
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (h)	8,825	8,761
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (h)	8,695	8,582
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (h)	937	843
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (h)	873	781
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (h)	15,084	15,134
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (h)	809	832
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (h)	480	470
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	537	566
HUB International, Ltd. 7.375% 1/31/2032 (f)	390	398
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,082
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(h)	11,122	12,822
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	117
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	441
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	528
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	213
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	647
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,772
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (h)	1,066	1,072
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (h)	1,550	1,550
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (h)	3,351	3,368
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (h)	3,630	3,630
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (h)	4,250	4,417
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (h)	927	956
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	4,261	4,271
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	5,012	4,414
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (h)	1,400	1,266
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (h)	1,081	1,095
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	2,931	3,021
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (h)	840	816
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (h)	10,125	9,911
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (h)	1,222	1,210
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,709
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,061
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,242
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	991
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	635
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	569
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,877
Mastercard, Inc. 4.35% 1/15/2032	551	547
Mastercard, Inc. 4.85% 3/9/2033	258	262
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,618
Morgan Stanley 3.125% 7/27/2026	325	324
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (h)	2,013	2,032
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (h)	2,525	2,554
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (h)	1,547	1,575
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (h)	3,775	3,732
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (h)	7,200	7,129
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (h)	1,541	1,563
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (h)	8,175	8,093
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (h)	4,246	4,296
American Funds Insurance Series — Page 113 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (h)	USD1,465	$1,465
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (h)	875	889
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (h)	7,929	7,772
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (h)	3,952	3,423
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (h)	1,146	1,139
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (h)	6,735	6,513
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (h)	11,813	11,578
Navient Corp. 5.50% 3/15/2029	11,105	10,190
Navient Corp. 11.50% 3/15/2031	4,410	4,487
Navient Corp. 7.875% 6/15/2032	1,095	978
New York Life Global Funding 2.35% 7/14/2026 (f)	529	526
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,116
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,201
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	4,420	4,367
PayPal Holdings, Inc. 2.65% 10/1/2026	593	588
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (h)	1,720	1,720
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (h)	442	444
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (h)	855	851
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (h)	596	609
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	387
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	363
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	549
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,173
Progressive Corp. 4.60% 3/26/2031	845	847
Progressive Corp. 5.15% 3/26/2036	5,557	5,567
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,587
Prudential Financial, Inc. 3.70% 3/13/2051	677	487
SLM Corp. 6.50% 1/31/2030	375	368
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,564
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,600
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,932
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,423
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(h)	1,000	990
Travelers Cos., Inc. 4.00% 5/30/2047	771	608
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (h)	2,000	2,000
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (h)	1,677	1,783
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (h)	506	512
U.S. Bancorp 2.375% 7/22/2026	3,584	3,566
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (h)	3,808	3,893
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(h)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(h)	3,204	3,274
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,996
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,950	6,181
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (h)	6,295	6,377
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (h)	358	349
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (h)	6,474	6,744
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (h)	3,975	3,940
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (h)	4,616	4,356
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (h)	3,360	3,639
American Funds Insurance Series — Page 114 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (h)	USD810	$789
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (h)	2,980	2,678
Westpac Banking Corp. 2.963% 11/16/2040	1,344	1,000
		545,252
Consumer discretionary 1.20%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	453
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	750
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	182
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,725	1,765
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,107
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,601
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,384
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,260
Amazon.com, Inc. 4.875% 3/13/2036	3,270	3,241
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,969
Beach Acquisition Bidco, LLC 10.75% PIK 7/15/2033 (f)(g)	6,510	6,938
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	1,785	1,737
Carnival Corp. 4.00% 8/1/2028 (f)	2,375	2,320
Carnival Corp. 5.125% 5/1/2029 (f)	1,500	1,490
Carnival Corp. 6.125% 2/15/2033 (f)	1,270	1,283
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,625
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	610
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,277
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,324
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,269
Flutter Treasury DAC 5.875% 6/4/2031 (f)	5,937	5,887
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,186
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,424
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	706
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,918
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,818	6,814
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,168
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,723
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,433	1,407
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,498
Ford Motor Credit Co., LLC 6.125% 3/8/2034	10,930	10,831
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,800	4,846
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,389
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	10,903
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,516
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,087
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	4,969
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,771
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)	2,080	1,976
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,830
Home Depot, Inc. 3.90% 12/6/2028	825	822
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,130
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,627
Home Depot, Inc. 4.50% 12/6/2048	428	360
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,806
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,759
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,618
American Funds Insurance Series — Page 115 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.50% 6/15/2026 (f)	USD762	$757
Hyundai Capital America 5.45% 6/24/2026 (f)	3,905	3,913
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,340
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,328
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,237
Hyundai Capital America 4.60% 4/6/2028 (f)	3,668	3,666
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,014
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,596
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,750
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,233
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,020
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,012
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,427
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	428
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,068
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,221
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,643
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,163
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	501
McDonalds Corp. 4.60% 9/9/2032	642	643
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	738
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,808
Newell Brands, Inc. 6.375% 5/15/2030	535	514
Newell Brands, Inc. 6.625% 5/15/2032	385	369
Newell Brands, Inc. 7.375% 4/1/2036	1,025	945
Newell Brands, Inc. 7.50% 4/1/2046	475	382
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	315
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	1,957
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,622
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,256
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,054
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)	910	914
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,041
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	946
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,767	6,651
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	10,985
Sally Holdings, LLC 6.75% 4/1/2032	920	942
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,816
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	775	667
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,050
Starbucks Corp. 5.00% 2/15/2034	1,457	1,466
Starbucks Corp. 5.40% 5/15/2035	2,997	3,065
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,202
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,721
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,110
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,009
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,429
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,886
		315,403
American Funds Insurance Series — Page 116 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services 1.18%	Principal amount (000)	Value (000)
Alphabet, Inc. 4.10% 2/15/2031	USD2,319	$2,303
Alphabet, Inc. 4.375% 11/15/2032	177	176
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,529
Alphabet, Inc. 4.70% 11/15/2035	4,643	4,589
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,101
Alphabet, Inc. 5.25% 5/15/2055	4,660	4,404
Alphabet, Inc. 5.45% 11/15/2055	6,955	6,739
Alphabet, Inc. 5.65% 2/15/2056	1,762	1,758
Alphabet, Inc. 5.30% 5/15/2065	1,654	1,532
Altice France 6.50% 4/15/2032 (f)	3,405	3,229
AT&T, Inc. 4.75% 4/30/2033	11,075	10,973
AT&T, Inc. 5.40% 2/15/2034	1,369	1,400
AT&T, Inc. 3.50% 9/15/2053	5,140	3,373
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,289
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	985
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,282
CCO Holdings, LLC 4.75% 2/1/2032 (f)	3,115	2,819
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,428
CCO Holdings, LLC 7.00% 2/1/2033 (f)	8,980	9,014
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,817
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,792
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	935
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	4,987
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,403
Charter Communications Operating, LLC 3.90% 6/1/2052	11,863	7,559
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,731
Charter Communications Operating, LLC 6.70% 12/1/2055	775	741
Comcast Corp. 2.35% 1/15/2027	57	56
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,546
CSC Holdings, LLC 5.50% 4/15/2027 (f)	1,400	1,216
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	2,352	2,351
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,822
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,138
Discovery Communications, LLC 4.125% 5/15/2029	1,100	1,063
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,467
EchoStar Corp. 10.75% 11/30/2029	6,925	7,485
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,800
Embarq, LLC 7.995% 6/1/2036	8,084	2,592
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	6,550	6,562
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,628
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	3,196	3,217
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)	1,100	1,130
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,990
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,280
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,561
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	495
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(i)	7,520	2,444
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	833
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,649
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,793
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,928
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,421
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,587
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,956
American Funds Insurance Series — Page 117 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	USD2,035	$2,052
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	1,283	1,288
Orange 4.75% 1/13/2033 (f)	5,923	5,859
Orange 5.00% 1/13/2036 (f)	798	784
Orange 5.75% 1/13/2056 (f)	325	323
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,675
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)	1,375	1,399
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,423
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,704
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	7,547	6,859
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,085
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,939
T-Mobile USA, Inc. 4.80% 7/15/2028	416	420
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,376
T-Mobile USA, Inc. 4.95% 11/15/2035	833	818
Univision Communications, Inc. 8.00% 8/15/2028 (f)	300	305
Univision Communications, Inc. 4.50% 5/1/2029 (f)	6,234	5,861
Univision Communications, Inc. 7.375% 6/30/2030 (f)	1,216	1,192
Univision Communications, Inc. 9.375% 8/1/2032 (f)	1,375	1,418
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,561
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,158
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,972
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,819
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,733
Verizon Communications, Inc. 5.401% 7/2/2037	181	180
Verizon Communications, Inc. 2.85% 9/3/2041	238	168
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,455
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,707
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	903
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,630
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,480
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,163	2,138
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	825	799
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,050	5,362
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	6,990	4,623
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	850	517
		311,288
Health care 1.11%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,744
Abbott Laboratories 4.30% 3/15/2033	6,750	6,608
Abbott Laboratories 4.65% 3/15/2036	10,226	10,004
Abbott Laboratories 5.50% 3/15/2056	6,750	6,623
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,515
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,728
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,013
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,111
AbbVie, Inc. 4.75% 3/15/2036	966	948
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,903
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,229
AbbVie, Inc. 5.55% 3/15/2056	707	692
Accendra Health, Inc. 4.50% 3/31/2029 (f)	6,269	3,791
American Funds Insurance Series — Page 118 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Accendra Health, Inc. 6.625% 4/1/2030 (f)	USD2,300	$1,096
AdaptHealth, LLC 4.625% 8/1/2029 (f)	1,265	1,206
AdaptHealth, LLC 5.125% 3/1/2030 (f)	270	259
Amgen, Inc. 5.25% 3/2/2030	129	132
Amgen, Inc. 4.20% 2/19/2031	4,389	4,330
Amgen, Inc. 5.25% 3/2/2033	9,300	9,547
Amgen, Inc. 4.85% 2/19/2036	5,467	5,374
Amgen, Inc. 5.60% 3/2/2043	1,500	1,481
Amgen, Inc. 5.50% 2/19/2046	6,029	5,798
Amgen, Inc. 5.65% 3/2/2053	2,464	2,388
Amgen, Inc. 5.65% 2/19/2056	5,222	5,066
Amgen, Inc. 4.40% 2/22/2062	1,521	1,178
Amgen, Inc. 5.75% 3/2/2063	231	222
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,597
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,694
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	599
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,229
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,478
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,951
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	633
Bausch Health Cos., Inc. 7.25% 5/30/2029 (f)	1,200	894
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	1,000	610
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,013
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,964
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	929
Baxter International, Inc. 5.65% 12/15/2035	682	666
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,469
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,212
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	545	537
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	192
Bristol-Myers Squibb Co. 5.20% 2/22/2034	7,825	8,025
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	1,750	1,732
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	228	245
Cigna Group (The) 5.25% 1/15/2036	7,390	7,402
Cigna Group (The) 6.00% 1/15/2056	4,957	4,968
CVS Health Corp. 5.00% 1/30/2029	3,831	3,882
CVS Health Corp. 5.40% 6/1/2029	4,144	4,243
CVS Health Corp. 5.55% 6/1/2031	3,039	3,136
CVS Health Corp. 5.70% 6/1/2034	4,053	4,167
CVS Health Corp. 6.20% 9/15/2055	4,630	4,590
DaVita, Inc. 3.75% 2/15/2031 (f)	2,865	2,629
DaVita, Inc. 6.875% 9/1/2032 (f)	810	830
Elevance Health, Inc. 5.20% 2/15/2035	610	609
Elevance Health, Inc. 5.125% 2/15/2053	308	271
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,661
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,242
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,305
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,536
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,733
Gilead Sciences, Inc. 5.10% 6/15/2035	500	505
Humana, Inc. 5.375% 4/15/2031	2,862	2,894
Humana, Inc. 5.55% 5/1/2035	6,289	6,222
Humana, Inc. 5.75% 4/15/2054	1,359	1,223
American Funds Insurance Series — Page 119 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 6.00% 5/1/2055	USD370	$343
Insulet Corp. 6.50% 4/1/2033 (f)	2,885	2,947
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,988
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,206
Novartis Capital Corp. 2.00% 2/14/2027	570	561
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,276
Novartis Capital Corp. 5.60% 3/18/2046	272	273
Novartis Capital Corp. 5.70% 3/18/2056	1,003	1,011
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	930
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,681
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,512
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,446
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,211
Summa Health 3.511% 11/15/2051	1,483	1,095
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,991
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	654
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,916
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,310
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	9,025	9,002
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,238
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	297	294
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	112	111
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	1,368	1,359
UnitedHealth Group, Inc. 4.95% 1/15/2032	743	752
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,683
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,621	5,737
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,150
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,586
		292,862
Industrials 0.74%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)	84	84
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,240
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,342
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,605
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,274
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,961
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,473
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,735
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,840
BAE Systems PLC 5.50% 3/26/2054 (f)	599	592
Boeing Co. (The) 3.10% 5/1/2026	251	251
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,961
Boeing Co. (The) 5.15% 5/1/2030	945	961
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	242
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,239
Boeing Co. (The) 6.528% 5/1/2034	6,029	6,570
Boeing Co. (The) 5.805% 5/1/2050	3,605	3,487
Boeing Co. (The) 6.858% 5/1/2054	2,283	2,515
Boeing Co. (The) 7.008% 5/1/2064	1,149	1,271
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,355
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,579
American Funds Insurance Series — Page 120 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 1.75% 12/2/2026	USD1,385	$1,364
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,078
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,755
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	154
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	428
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,781
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,686
CSX Corp. 4.25% 3/15/2029	1,062	1,061
CSX Corp. 4.10% 11/15/2032	5,808	5,625
CSX Corp. 5.05% 6/15/2035	6,111	6,136
Eaton Corp. 4.50% 3/6/2033	3,095	3,053
Eaton Corp. 4.80% 3/6/2036	5,031	4,969
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,603
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,065
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)	1,540	1,541
GE Vernova, Inc. 4.25% 2/4/2031	201	199
GE Vernova, Inc. 4.875% 2/4/2036	374	371
General Electric Co. 4.90% 1/29/2036	1,627	1,629
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,549
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	518
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	7,698	7,617
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,403
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	720	715
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,166
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,656
Moog, Inc. 5.50% 10/15/2034 (f)	3,125	3,143
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,488
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,852
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,764
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,859
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,077
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,877
Paychex, Inc. 5.60% 4/15/2035	427	429
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,603
RTX Corp. 5.15% 2/27/2033	2,669	2,723
RTX Corp. 5.375% 2/27/2053	3,950	3,712
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,133
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,670
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,415
Siemens Funding BV 5.90% 5/28/2065 (f)	5,581	5,705
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	955	945
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	392	393
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,516
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,149
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,661
TransDigm, Inc. 6.125% 7/31/2034 (f)	5,531	5,447
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,014
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,951
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,917
Union Pacific Corp. 2.95% 3/10/2052	436	272
Union Pacific Corp. 3.50% 2/14/2053	42	29
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,263
Union Pacific Corp. 3.839% 3/20/2060	546	387
Union Pacific Corp. 3.799% 4/6/2071	545	368
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$580
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,186
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,851
		195,247
Energy 0.72%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,269
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	518
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	438
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,756
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	2,961	3,038
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	203	206
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,917
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,224
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	763
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,369
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,004
CNX Resources Corp. 5.875% 3/1/2034 (f)	490	477
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,415
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,533
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,210	1,211
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,939
Devon Energy Corp. 5.75% 9/15/2054	7,476	7,031
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,348
Enbridge, Inc. 3.70% 7/15/2027	56	55
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	993
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	401
EOG Resources, Inc. 4.40% 7/15/2028	410	411
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,001
EQT Corp. 7.50% 6/1/2030	642	699
EQT Corp. 4.75% 1/15/2031	1,635	1,627
Equinor ASA 4.25% 11/23/2041	1,792	1,560
Expand Energy Corp. 4.875% 4/15/2022 (i)	7,225	1
Expand Energy Corp. 5.875% 2/1/2029 (f)	790	790
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,659
Expand Energy Corp. 4.75% 2/1/2032	810	789
Exxon Mobil Corp. 2.44% 8/16/2029	213	203
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	693
Genesis Energy, LP 8.875% 4/15/2030	884	924
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,152
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,650
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,564
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	420	424
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	190	194
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	755
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,651
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	960	923
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	397
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	615	619
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	558
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,340
American Funds Insurance Series — Page 122 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.00% 4/15/2034 (f)	USD945	$940
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,324
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,833
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	1,375	187
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(e)(g)	2,258	2,258
NFE Financing, LLC 12.00% 11/15/2029 (f)(i)	20,423	9,253
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	312
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	751
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,735
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,308
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	622
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,057
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	815
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,966
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,237
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,842
Petroleos Mexicanos 6.50% 6/2/2041	41	35
Petroleos Mexicanos 6.375% 1/23/2045	16	13
Petroleos Mexicanos 6.75% 9/21/2047	139	111
Petroleos Mexicanos 6.35% 2/12/2048	23	18
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,208
Petroleos Mexicanos 6.95% 1/28/2060	163	129
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,701
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	647
SM Energy Co. 5.00% 10/15/2026 (f)	480	479
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,858
SM Energy Co. 8.625% 11/1/2030 (f)	525	554
SM Energy Co. 8.75% 7/1/2031 (f)	735	769
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,679
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,510
Sunoco, LP 4.50% 5/15/2029	925	903
Sunoco, LP 4.50% 4/30/2030	1,105	1,066
Sunoco, LP 4.625% 5/1/2030 (f)	510	491
Sunoco, LP 5.625% 3/15/2031 (f)	550	548
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,345
Sunoco, LP 6.25% 7/1/2033 (f)	530	533
Sunoco, LP 5.875% 3/15/2034 (f)	580	574
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(h)	1,470	1,502
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	90
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,295
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,500
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,882
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	973
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	526
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,099
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,203
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,541
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	3,625	3,709
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,416
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(h)	USD2,000	$1,994
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	952
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,977
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,157
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,363
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,098
		188,951
Information technology 0.70%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,680
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,307
Amphenol Corp. 3.90% 11/15/2028	1,500	1,489
Amphenol Corp. 4.40% 2/15/2033	743	725
Amphenol Corp. 4.625% 2/15/2036	12,046	11,654
Amphenol Corp. 5.30% 11/15/2055	5,758	5,412
ams-OSRAM AG 12.25% 3/30/2029 (f)	4,110	4,375
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,172
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,500
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	460	469
Broadcom, Inc. 5.20% 7/15/2035	190	192
Broadcom, Inc. 3.137% 11/15/2035 (f)	600	510
Broadcom, Inc. 4.90% 2/15/2038	6,167	5,955
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,790
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,400
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,824
CoreWeave, Inc. 9.25% 6/1/2030 (f)	1,200	1,167
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,896
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,020
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,854
Flash Compute, LLC 7.25% 12/31/2030 (f)	3,800	3,831
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,545
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	6,952
Intel Corp. 3.05% 8/12/2051	3,212	1,951
Intel Corp. 5.60% 2/21/2054	6,636	6,093
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,727
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,438
Oracle Corp. 4.55% 2/4/2029	1,205	1,190
Oracle Corp. 4.95% 2/4/2031	2,423	2,372
Oracle Corp. 5.25% 2/3/2032	493	484
Oracle Corp. 5.35% 5/4/2033	297	289
Oracle Corp. 5.50% 8/3/2035	647	618
Oracle Corp. 5.20% 9/26/2035	8,356	7,842
Oracle Corp. 5.70% 2/4/2036	12,110	11,649
Oracle Corp. 5.875% 9/26/2045	280	242
Oracle Corp. 6.00% 8/3/2055	4,451	3,735
Oracle Corp. 5.95% 9/26/2055	4,112	3,462
Oracle Corp. 6.70% 2/4/2056	14,207	13,196
Oracle Corp. 6.10% 9/26/2065	3,733	3,098
Roper Technologies, Inc. 5.10% 9/15/2035	357	347
SV RNO Property Owner 1, LLC 5.875% 3/1/2031 (f)	1,510	1,493
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,919
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,190
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,077
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Texas Instruments, Inc. 4.60% 2/8/2029	USD2,222	$2,252
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,214
Texas Instruments, Inc. 5.10% 5/23/2035	4,500	4,560
Texas Instruments, Inc. 5.15% 2/8/2054	4,750	4,404
Unisys Corp. 10.625% 1/15/2031 (f)	1,228	1,057
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	548	601
WULF Compute, LLC 7.75% 10/15/2030 (f)	2,770	2,929
		184,148
Consumer staples 0.49%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,714
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,697
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,434
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,610
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,016
B&G Foods, Inc. 8.00% 9/15/2028 (f)	3,010	2,968
BAT Capital Corp. 6.343% 8/2/2030	124	132
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,784
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,984
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	649
BAT Capital Corp. 4.54% 8/15/2047	627	510
BAT Capital Corp. 6.25% 8/15/2055	6,250	6,328
Campbell’s Co. (The) 4.75% 3/23/2035	952	877
Coca-Cola Co. 1.00% 3/15/2028	842	796
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,176
Coty, Inc. 5.60% 1/15/2031 (f)	507	491
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	453
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,200
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,401
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,270
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,095
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,100
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,467
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,647
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	239
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	838
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,445
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,878
Mars, Inc. 5.20% 3/1/2035 (f)	385	389
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,516
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,181
Philip Morris International, Inc. 5.125% 11/17/2027	319	323
Philip Morris International, Inc. 4.875% 2/15/2028	623	630
Philip Morris International, Inc. 4.625% 11/1/2029	703	710
Philip Morris International, Inc. 5.625% 11/17/2029	154	160
Philip Morris International, Inc. 5.125% 2/15/2030	433	442
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,329
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,225
Philip Morris International, Inc. 4.25% 10/29/2032	770	746
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,722
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,310
Philip Morris International, Inc. 4.625% 10/29/2035	5,859	5,638
American Funds Insurance Series — Page 125 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 4/15/2030 (f)	USD5,186	$4,982
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,433
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	872
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,023
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,967
		128,494
Utilities 0.46%
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	425	416
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (h)	1,375	1,400
Commonwealth Edison Co. 4.35% 11/15/2045	972	806
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,723
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,822
Consumers Energy Co. 4.50% 1/15/2031	2,450	2,455
Consumers Energy Co. 5.05% 5/15/2035	525	527
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,676
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	574
Duke Energy Progress, LLC 3.70% 10/15/2046	457	340
Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
Edison International 4.125% 3/15/2028	1,225	1,205
Edison International 5.25% 11/15/2028	1,466	1,478
Edison International 5.45% 6/15/2029	917	926
Edison International 6.95% 11/15/2029	2,280	2,407
Edison International 6.25% 3/15/2030	3,493	3,621
Edison International 5.25% 3/15/2032	6,672	6,610
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(h)	1,475	1,709
Emera US Finance, LP 3.55% 6/15/2026	287	286
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,242
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (h)	1,000	1,020
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,658
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	245	251
MidAmerican Energy Co. 5.30% 2/1/2055	650	603
MidAmerican Energy Co. 5.50% 11/15/2056	225	216
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	704
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	593
Northern States Power Co. 5.40% 3/15/2054	175	167
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	121
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	436
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	204
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,025	4,410
Pacific Gas and Electric Co. 5.80% 5/15/2034	603	618
Pacific Gas and Electric Co. 5.70% 3/1/2035	5,894	5,977
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,349	5,529
Pacific Gas and Electric Co. 5.20% 5/1/2036	3,750	3,656
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	67
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,548	4,599
Pacific Gas and Electric Co. 3.50% 8/1/2050	206	136
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 4.25% 3/15/2029	USD900	$890
PacifiCorp 2.70% 9/15/2030	1,600	1,459
PacifiCorp 5.30% 2/15/2031	1,258	1,276
PacifiCorp 5.10% 4/15/2031	5,275	5,290
PacifiCorp 5.45% 4/15/2033	7,605	7,632
PacifiCorp 5.45% 2/15/2034	713	711
PacifiCorp 5.80% 4/15/2036	1,422	1,434
PacifiCorp 4.15% 2/15/2050	1,475	1,078
PacifiCorp 5.35% 12/1/2053	3,298	2,831
PacifiCorp 5.50% 5/15/2054	2,568	2,254
PacifiCorp 5.80% 1/15/2055	556	508
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,979
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	767
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	405
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,668
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,624
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,763
Southern California Edison Co. 2.50% 6/1/2031	335	299
Southern California Edison Co. 5.45% 6/1/2031	2,315	2,369
Southern California Edison Co. 5.20% 6/1/2034	2,335	2,319
Southern California Edison Co. 5.75% 4/1/2035	605	616
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,664
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	693	476
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	400	420
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,974
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,211
		120,511
Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	282
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,622
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,092
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,975
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	308
American Tower Corp. 1.45% 9/15/2026	246	243
American Tower Corp. 3.55% 7/15/2027	1,277	1,264
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,123
American Tower Corp. 2.30% 9/15/2031	1,344	1,184
American Tower Corp. 2.95% 1/15/2051	1,792	1,107
Boston Properties, LP 6.50% 1/15/2034	2,223	2,331
Boston Properties, LP 5.75% 1/15/2035	3,143	3,127
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,065
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,703
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,584
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	795
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,057
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,843
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,679
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,490
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	USD1,884	$1,889
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	1,991
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,026
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	3,745	3,597
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,013
Piedmont Operating Partnership, LP 5.625% 1/15/2033	101	98
Prologis, LP 4.875% 6/15/2028	1,357	1,374
Prologis, LP 4.75% 6/15/2033	2,359	2,341
Prologis, LP 5.00% 3/15/2034	1,850	1,855
Prologis, LP 5.00% 1/31/2035	1,033	1,032
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,126
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	578
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,164
Service Properties Trust 0% 9/30/2027 (f)	1,000	911
Service Properties Trust 5.50% 12/15/2027	655	656
Service Properties Trust 3.95% 1/15/2028	1,640	1,570
Service Properties Trust 4.95% 10/1/2029	2,325	2,108
Service Properties Trust 4.375% 2/15/2030	451	401
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,080
Service Properties Trust 8.875% 6/15/2032	4,628	4,592
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,566
Sun Communities Operating, LP 2.70% 7/15/2031	785	702
UDR, Inc. 2.95% 9/1/2026	681	676
		82,900
Materials 0.31%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,652
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,038
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,646
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,727
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,343
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,462
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,651
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,221
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	697
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	1,997
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,611
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,396
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,460
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,028
Dow Chemical Co. (The) 5.35% 3/15/2035	1,735	1,711
Dow Chemical Co. (The) 5.65% 3/15/2036	206	204
Dow Chemical Co. (The) 4.375% 11/15/2042	138	108
Dow Chemical Co. (The) 4.625% 10/1/2044	66	52
Dow Chemical Co. (The) 4.80% 5/15/2049	435	338
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	680
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (f)	485	467
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(h)	2,659	1,396
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	4,048
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,349
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	850	844
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	660	658
Linde, Inc. 1.10% 8/10/2030	2,633	2,306
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 5.50% 3/1/2034	USD778	$774
LYB International Finance III, LLC 6.15% 5/15/2035	560	577
LYB International Finance III, LLC 5.875% 1/15/2036	6,008	6,031
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,293
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (f)	8,448	8,222
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	6,734	6,819
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	945	980
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,569
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,990
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,361
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,239
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,273
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	1,110	1,134
Westlake Corp. 4.375% 11/15/2047	448	346
		80,633
Total corporate bonds and notes		2,445,689
U.S. Treasury bonds & notes 9.27% U.S. Treasury 9.19%
U.S. Treasury 3.625% 5/15/2026	1,071	1,071
U.S. Treasury 4.625% 6/30/2026	17,210	17,250
U.S. Treasury 4.125% 2/15/2027	1,258	1,262
U.S. Treasury 2.625% 5/31/2027	96,250	94,966
U.S. Treasury 0.50% 6/30/2027	28,098	26,978
U.S. Treasury 3.75% 6/30/2027	18,100	18,088
U.S. Treasury 4.125% 9/30/2027	90,000	90,390
U.S. Treasury 3.375% 11/30/2027	118	117
U.S. Treasury 3.375% 2/29/2028 (b)	143,369	142,257
U.S. Treasury 4.00% 2/29/2028	46,200	46,362
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	474,314	475,055
U.S. Treasury 3.50% 4/30/2028	5,600	5,565
U.S. Treasury 4.00% 1/31/2029	8,844	8,886
U.S. Treasury 3.50% 3/15/2029	16,912	16,766
U.S. Treasury 2.875% 4/30/2029	50,000	48,617
U.S. Treasury 4.25% 6/30/2029	28,885	29,246
U.S. Treasury 4.00% 3/31/2030	83,865	84,186
U.S. Treasury 0.625% 5/15/2030	9,358	8,198
U.S. Treasury 3.875% 6/30/2030	21,920	21,891
U.S. Treasury 4.00% 7/31/2030	8,160	8,188
U.S. Treasury 4.875% 10/31/2030	10,491	10,901
U.S. Treasury 3.50% 11/30/2030	7,890	7,746
U.S. Treasury 3.50% 2/28/2031 (b)	239,258	234,641
U.S. Treasury 3.875% 3/31/2031	191,538	190,947
U.S. Treasury 4.25% 6/30/2031	17,165	17,384
U.S. Treasury 2.875% 5/15/2032	50,000	46,772
U.S. Treasury 4.00% 6/30/2032	17,325	17,251
U.S. Treasury 4.125% 11/15/2032	648	648
U.S. Treasury 3.50% 2/15/2033	27,034	26,017
U.S. Treasury 4.25% 3/31/2033	58,930	59,340
U.S. Treasury 3.875% 8/15/2033 (j)	114,911	112,819
U.S. Treasury 4.375% 5/15/2034	14,285	14,437
American Funds Insurance Series — Page 129 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.25% 11/15/2034	USD2,075	$2,075
U.S. Treasury 4.00% 11/15/2035	55,230	53,884
U.S. Treasury 4.125% 2/15/2036	6,950	6,842
U.S. Treasury 1.375% 11/15/2040	51,338	33,057
U.S. Treasury 1.75% 8/15/2041	24,960	16,686
U.S. Treasury 2.00% 11/15/2041	1,058	731
U.S. Treasury 4.625% 5/15/2044	14,928	14,475
U.S. Treasury 5.00% 5/15/2045	3,325	3,367
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	128,694	124,059
U.S. Treasury 3.00% 5/15/2047	8,383	6,234
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,395
U.S. Treasury 4.00% 11/15/2052	5,700	4,897
U.S. Treasury 3.625% 2/15/2053 (j)	121,025	97,094
U.S. Treasury 3.625% 5/15/2053	18,989	15,221
U.S. Treasury 4.25% 2/15/2054	17,191	15,395
U.S. Treasury 4.25% 8/15/2054	37,315	33,412
U.S. Treasury 4.625% 2/15/2055	6,175	5,888
U.S. Treasury 4.625% 11/15/2055	58,784	56,139
		2,419,645
U.S. Treasury inflation-protected securities 0.08%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (k)	9,758	9,799
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (k)	12,640	12,099
		21,898
Total U.S. Treasury bonds & notes		2,441,543
Mortgage-backed obligations 8.03% Federal agency mortgage-backed obligations 6.99%
Fannie Mae Pool #890329 4.00% 4/1/2026 (l)	— (d)	— (d)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	— (d)	— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	5	5
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1	1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	113	116
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	72	73
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	201	200
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	211	199
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	197	199
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	464	487
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	118	124
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,623	3,435
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	39	41
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	317	333
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	58	60
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	111	105
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	35	36
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	556	583
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	204	215
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	613	644
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	6	6
American Funds Insurance Series — Page 130 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	USD197	$207
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	132	138
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	12	12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	450	472
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	63	64
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	10	10
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	42	44
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	125	131
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	149	155
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	304	318
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,143	4,498
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,670	13,217
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,260	2,136
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,264	1,225
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	678	657
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	660	637
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,966	3,741
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,477	6,085
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	900	848
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	2,035	1,914
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	79	75
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	266	242
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	944	905
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,197	1,117
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,762	1,646
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	345	314
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	120	111
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,285	1,199
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,672	1,571
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,310	1,179
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,192	3,603
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	411	347
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	295	249
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,533	8,190
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	508	411
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	279	247
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,113	938
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,273	1,835
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,648	6,535
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,223	1,053
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	674	569
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	32
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,575	9,504
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,659	2,961
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,908	1,540
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,572	1,272
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	890	875
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,890	3,984
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	195	158
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,061	897
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	737	622
American Funds Insurance Series — Page 131 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	USD71	$59
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	23
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,800	4,697
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,845	1,489
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,792	1,451
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	325	262
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	3,033	2,600
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	364	307
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	59	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,926	3,194
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,687	1,361
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	91	77
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	39	33
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,379	4,732
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,301	3,815
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	511	455
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,918	1,547
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,906	1,537
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,650	3,916
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,321	1,112
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	363	305
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	135	114
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,056	1,658
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	33,219	27,979
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,905	7,500
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	388	343
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	147	119
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,955	1,647
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,210	1,019
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	924	779
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,665	3,298
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	66	58
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,783	1,438
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,907	3,294
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,485	1,251
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	645	545
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	298	251
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	996	804
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,440	1,213
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (l)	754	635
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	505	426
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	128	108
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	85	72
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	11,114	8,966
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	7,334	5,947
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,448	3,588
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (l)	2,889	2,434
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,458	6,614
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,317	1,878
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	169	136
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (l)	40,532	34,139
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,415	11,515
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,246	5,364
American Funds Insurance Series — Page 132 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	USD152	$130
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	72	62
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	72	62
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	72	62
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,828	2,292
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,172	950
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (l)	6,938	5,843
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (l)	971	818
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	704	597
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (l)	683	575
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	394	332
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	116	99
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	61	52
Fannie Mae Pool #FS2534 2.50% 1/1/2052 (l)	23	19
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	18
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	9,065	8,041
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,261	5,057
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,457	3,611
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,652	1,335
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	937	757
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,894	6,656
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,864	1,571
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	669	567
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	645	544
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	540	455
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	138	117
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	50,230	45,113
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	37	34
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,802	2,264
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,550	2,065
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,347	1,900
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,557	1,261
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,249	1,009
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,247	1,007
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (l)	4,235	3,567
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	770	652
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	747	631
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	600	508
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	156	132
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	24	20
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,636	4,564
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,865	2,320
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,053	1,656
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	862	730
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	844	715
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	843	714
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	156	132
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	133	112
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	604	574
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,219	7,485
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	991	800
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	891	755
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	822	696
American Funds Insurance Series — Page 133 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	USD150	$127
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	150	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	92
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	40	34
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	44	40
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,300	1,860
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,911	1,544
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	725	585
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,382	1,170
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	38	35
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,250	1,183
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,236	3,425
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,974	49,744
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (l)	13,970	11,769
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (l)	160	135
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	99	87
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	153	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	92	78
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,253	1,983
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,705	12,731
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	828	805
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,949	5,768
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	867	731
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,133	2,155
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,504	2,428
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	856	864
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	276	253
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	2,034	2,063
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	643	639
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	852	859
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	149	150
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	195	202
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	288	243
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	547	542
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	536	541
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	1,041	1,086
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	383	397
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	297	309
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,971	8,879
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	798	674
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	746	630
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	2,034	2,051
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	88	89
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,939	5,015
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	15,772	16,126
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,526	1,538
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,563	3,646
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,619	3,646
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,600	5,741
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	23	24
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
American Funds Insurance Series — Page 134 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	USD252	$254
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	129	131
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	5,502	5,695
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	1,619	1,697
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,855	1,752
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	545	548
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	476	480
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,832	2,900
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,480	1,531
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,350	4,377
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	4,165	4,197
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	735	754
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	694	707
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	8
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,571	6,625
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	546	558
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	16	17
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	956	962
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,595	1,628
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	876	906
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	873	896
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	784	802
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	712	729
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (l)	1,591	1,646
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	834	869
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	46	48
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,731	4,763
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,256	2,283
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,315	1,331
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	9,116	9,298
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	961	981
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	566	580
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	101	103
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	13	13
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,820	3,994
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,896	3,019
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,265	1,317
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	353	367
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	213	223
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (l)	23	23
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,304	1,314
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,926	7,069
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,575	2,648
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,262	1,292
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,091	1,116
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	1,065	1,094
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	952	971
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	577	589
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	285	293
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	259	268
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	233	241
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (l)	3,331	3,446
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,311	1,365
American Funds Insurance Series — Page 135 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	USD1,148	$1,196
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,473	3,495
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,229	2,267
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,998	2,021
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	948	953
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,548	2,616
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	77	79
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	38	39
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (l)	10,403	10,762
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	454	463
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	103	105
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	888	816
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,651	1,563
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	1,755	1,774
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	496	499
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	269	271
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	81	80
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	25
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,387	1,402
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	20,788	21,202
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,481	2,531
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	229	233
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,386	11,995
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	44	44
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (l)	3,772	3,847
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,392	2,439
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	212	205
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,557	1,566
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	328	334
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,757	9,426
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (l)	5,739	5,853
Fannie Mae Pool #190445 6.50% 3/1/2055 (l)	34,525	35,717
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (l)	26,352	27,282
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,361	10,009
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	192
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	7,417	7,565
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	263	268
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	261	267
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	161	165
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (l)	15,120	15,421
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	147	150
Fannie Mae Pool #MA5702 6.50% 5/1/2055 (l)	19	19
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (l)	5,311	5,340
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (l)	2,126	2,168
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (l)	1,087	1,109
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	946	965
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (l)	12,722	13,161
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (l)	8,637	8,941
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (l)	1,653	1,663
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (l)	1,832	1,868
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,143	1,177
Fannie Mae Pool #MA5794 6.50% 8/1/2055 (l)	123	127
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	1,990	1,827
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (l)	4,256	4,279
American Funds Insurance Series — Page 136 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	USD5,154	$4,883
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,807	8,593
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,148	2,725
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,786	7,238
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	712	615
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	3,023	2,728
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,209	2,995
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	49	50
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	22	19
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,526	6,192
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	165	156
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	47	44
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	277	280
Freddie Mac Pool #G04553 6.50% 9/1/2038 (l)	34	36
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	40	40
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,964	14,998
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	378	383
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,128	1,091
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	765	743
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	485	469
Freddie Mac Pool #760014 4.613% 8/1/2045 (l)(m)	131	131
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,353	3,235
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,126	3,024
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	3,032	2,794
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	167	165
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	147	145
Freddie Mac Pool #760015 4.152% 1/1/2047 (l)(m)	309	302
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,026	961
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,713	1,641
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,461	1,440
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	716	603
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,431	2,054
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	271	241
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	24,034	19,586
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,730	11,331
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,925	1,555
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,662	1,341
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,137	1,724
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	55	46
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	23	19
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (l)	56	47
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,841	20,309
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,932	1,559
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	50	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	389	329
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	51	43
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	634	534
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	311	279
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	752	611
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	831	700
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	319	281
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,784	6,700
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,332	4,598
American Funds Insurance Series — Page 137 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (l)	USD1,355	$1,141
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,078	908
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	45	38
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,168	4,622
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	92	81
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,475	5,453
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	292	246
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	140	125
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,491	2,822
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	777	684
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,541	1,249
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (l)	16,461	13,864
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,201	4,464
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,882	2,433
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	204	165
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	72	58
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,508	2,119
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,849	1,589
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	862	731
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (l)	24	20
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	264	235
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,187	3,378
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,596	1,291
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,514	1,223
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	818	662
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	788	639
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	497	421
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	84	77
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,186	5,810
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	3,591	2,905
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,766	2,243
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,684	1,360
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,041	843
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	817	660
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	244	197
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	43
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	771	652
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	28	23
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,812	2,277
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,669	1,351
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,517	1,225
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	1,004	811
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	758	642
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	572	484
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	333	281
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	129	109
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	106	89
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	71	61
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	27	23
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	798	674
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	152	128
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	10,108	8,904
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,383	2,743
American Funds Insurance Series — Page 138 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	USD5,085	$4,480
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	278	245
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,740	1,649
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	10,534	8,936
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (l)	2,444	2,059
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (l)	332	280
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,255	8,153
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,085	967
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (j)(l)	34,174	33,227
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	156	151
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	828	700
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	703	596
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	95	80
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,846	1,625
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	157	152
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	65	63
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	220	185
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	68	57
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,886	9,585
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	910	768
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	650	549
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	987	982
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	223	221
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,409	2,430
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	479	499
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	428	446
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	407	429
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	397	419
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	275	290
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	237	249
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	130	139
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	826	699
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,863	3,897
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	626	650
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	334	318
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,394	5,439
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	802	677
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	98	83
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,933	4,035
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	47,763	47,327
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	20,481	20,639
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	582	604
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	30	31
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	38	38
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	439	455
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	247	256
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	379	381
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	9,641	9,847
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	10,010	10,071
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	88	92
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,361	1,380
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	967	974
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	341	352
American Funds Insurance Series — Page 139 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	USD14,178	$14,377
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	7,271	7,316
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,846	2,863
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	474	490
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	401	409
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,465	1,504
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	1,047	1,084
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (l)	1,281	1,328
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	429	450
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	873	878
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	685	693
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	600	607
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	5,036	5,139
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,548	2,609
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	563	576
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	10	10
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (l)	8,375	8,669
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,914	4,056
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,787	1,863
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	208	205
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,666	5,709
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,381	3,409
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,278	3,313
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,030	1,044
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	595	602
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,680	4,775
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,499	2,584
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,260	2,313
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,595	1,637
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	795	813
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	183	187
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (l)	3,980	4,119
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,459	1,520
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	1,136	1,182
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	612	635
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,368	3,394
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,650	2,689
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,151	2,168
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,993	2,005
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	1,429	1,455
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,293	1,307
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	995	1,000
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	3,157	3,238
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,835	2,910
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,738	2,839
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,706	2,797
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,528	1,563
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,416	1,446
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	932	967
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	504	527
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (l)	288	299
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	180	187
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	78	81
American Funds Insurance Series — Page 140 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	USD1,363	$1,371
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,956	1,897
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	113	109
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,895	4,835
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	5,095	5,133
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,784	2,800
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	83	83
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	19	19
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,860	2,876
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,202	1,215
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	234	235
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,766	3,787
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (l)	8,402	8,569
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,485	1,515
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (l)	1,916	1,982
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	153	154
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	104	106
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	926	931
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (l)	2,178	2,221
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (l)	11,533	11,932
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,494	4,584
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	2,703	2,757
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	75	76
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (l)	3,736	3,866
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (l)	2,880	2,896
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	4,073	4,154
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (l)	662	676
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	579	591
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	181	184
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (l)	71	71
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (l)	6,199	6,413
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (l)	3,933	3,955
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (l)	8,991	9,170
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (l)	383	391
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	966	1,000
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (l)	2,549	2,600
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (l)	282	283
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (l)	396	404
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (l)	417	431
Freddie Mac Pool #RQ0065 6.00% 11/1/2055 (l)	59	60
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (l)	553	573
Freddie Mac, Series T041, Class 3A, 4.455% 7/25/2032 (l)(m)	136	125
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,588
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,896	1,803
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	808	774
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,752	3,541
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,590	3,410
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	724	665
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	602	552
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,115	1,087
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,557	1,414
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,252	6,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	3,656	3,445
American Funds Insurance Series — Page 141 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	USD1,459	$1,432
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,820	2,756
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,398
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,774	1,691
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	267	251
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	236	232
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	141	138
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	128	106
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,235	5,158
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	62,347	51,578
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	254	210
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,212	1,194
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	333	328
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	129	111
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	798	660
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	18,325	15,787
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,442	3,827
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,669	14,903
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	717	618
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,688	11,344
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	120	111
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	756	655
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	587	542
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,907	8,443
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,870	3,581
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,986	1,713
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,709	1,476
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,749	2,670
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	23,243	22,596
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,963	4,674
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,950	1,450
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (l)(n)	13,909	11,207
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (l)(n)	1,225	1,030
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (l)(n)	914	803
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (l)(n)	50,263	46,085
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (l)(n)	20,834	19,662
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (l)(n)	194	187
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (l)(n)	2,016	2,086
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (l)(n)	13,469	10,847
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (l)(n)	31,460	26,442
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (l)(n)	27,934	26,340
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (l)(n)	1,049	1,085
		1,839,014
Commercial mortgage-backed securities 0.78%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,361
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	652
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,577
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	903
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,747
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,432
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	4,062	4,221
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,982
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,662
American Funds Insurance Series — Page 142 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	USD490	$481
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,085
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,901
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,875
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	991
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,675
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	748
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,168
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	608
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	630
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,757
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,158
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,197
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,493
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,452
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (f)(l)(m)	3,083	3,090
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.376% 9/15/2034 (f)(l)(m)	5,525	5,521
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (f)(l)(m)	3,925	3,923
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (f)(l)(m)	6,232	6,233
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.114% 4/15/2041 (f)(l)(m)	3,963	3,969
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(l)(m)	11,410	11,407
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (f)(l)(m)	6,850	6,866
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (f)(l)(m)	1,153	1,155
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.01% 7/15/2041 (f)(l)(m)	1,414	1,418
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (f)(l)(m)	5,162	5,132
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,678
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,751
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	6,003
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,250	1,251
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (f)(l)(m)	2,748	2,750
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,394
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 5/15/2041 (f)(l)(m)	8,302	8,312
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,283
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (f)(l)(m)	2,059	2,060
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,371
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,396
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	82
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (f)(l)(m)	1,960	1,963
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,275
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.917% 4/15/2055 (l)(m)	370	344
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (f)(l)(m)	577	586
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	625
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (f)(l)(m)	1,543	1,545
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (f)(l)(m)	3,964	3,956
American Funds Insurance Series — Page 143 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	USD2,194	$1,954
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (f)(l)(m)	10,709	10,704
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (f)(l)(m)	9,322	9,220
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(l)(m)	345	344
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,544
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	448
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (f)(l)(m)	5,000	5,012
		205,140
Collateralized mortgage-backed obligations (privately originated) 0.26%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(l)	4,904	4,931
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	534	488
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(l)	407	408
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	5,042	4,928
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(l)	1,452	1,438
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(l)	2,308	2,315
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	102	103
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	6,136	5,866
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (f)(l)(m)	131	131
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (f)(l)(m)	3,243	3,246
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (f)(l)(m)	3,802	3,797
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(l)	2,888	2,835
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(l)(m)	6,890	6,957
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	172	172
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(l)	1,851	1,850
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(l)	1,845	1,862
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(l)	519	521
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(l)	4,030	3,992
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(l)	1,631	1,631
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,436	2,415
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,494
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (f)(l)(m)	4,921	4,922
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (f)(l)(m)	674	674
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,239	2,143
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(l)	1,002	1,005
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(l)	1,460	1,461
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,673	1,678
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(l)	1,015	1,019
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(l)	465	464
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(l)	2,381	2,369
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,486	1,472
		69,587
Total mortgage-backed obligations		2,113,741
American Funds Insurance Series — Page 144 of 332

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 1.81% Other asset-backed securities 0.80%	Principal amount (000)	Value (000)
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,479
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,916
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,362
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,702	2,694
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,731	1,731
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,775	6,696
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,704	3,703
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	35	34
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	793	762
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,928	3,708
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,393	4,430
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,043	4,266
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,674	1,374
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,919	4,804
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	824	777
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	3,130	2,947
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	644	607
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	886	822
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,088
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,934	1,945
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	320	320
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	178	167
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,220	2,236
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	829	829
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	374	353
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	168	159
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,880	3,879
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,200	6,184
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,252	1,224
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,417	5,209
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,984	6,722
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,393	2,238
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,518	3,312
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	278	259
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,421	2,404
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	2,361	2,375
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,894	4,831
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	99	100
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,272	4,057
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	22,096
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	623	625
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	322
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	873	878
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(l)	5,298	5,305
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,359
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	404	402
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	500
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.373% 9/15/2039 (f)(l)(m)	463	468
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	637	649
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,520	2,396
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	939	921
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	944	936
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	805	789
American Funds Insurance Series — Page 145 of 332

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	USD663	$649
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,213	5,155
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,154	6,078
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	941	917
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,851
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,198
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,361
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	1,007	966
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	471	444
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	643	604
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,862	1,759
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,912	1,912
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,811	6,411
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,231	1,139
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,486	1,491
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	159	159
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	526	528
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	835	849
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,538
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (h)(l)	1,462	1,458
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,150
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,045
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	1,407	1,409
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	331	332
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137
		209,302
Auto loan 0.75%
Ally Auto Receivables Trust, Series 2026-1, Ckass A2, 3.91% 11/15/2028 (l)	2,289	2,286
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,743
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(l)	362	362
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	3,332	3,352
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,008
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	8,675	8,622
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,381
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,118
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,626	1,637
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (l)	170	170
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	703	703
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	603	604
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	479
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,685
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	8,604	8,665
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (l)	28	28
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	4,742	4,773
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	3,662	3,694
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	518	519
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(l)	122	122
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	1,083	1,085
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(l)	128	128
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	632	633
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	1,105	1,105
American Funds Insurance Series — Page 146 of 332

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	USD1,118	$1,115
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,137
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,649
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,241
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,307
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	219	219
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	563	565
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	533	535
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,960
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,399	1,405
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,295
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,415
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,773
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,109
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	675
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	423
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,842
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,460
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,608
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (l)	99	99
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	1,130	1,129
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,609	2,625
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,609
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	924	926
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	507
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	1,413	1,415
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	4,750	4,782
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	2,676	2,681
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	750	752
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(l)	19	19
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	1,215	1,221
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	285	285
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,966	2,978
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	2,234	2,244
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,843
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	757	757
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(l)	38	38
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	2,036	2,038
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	262	263
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	2,142	2,147
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	869	871
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(l)	402	402
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,550
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,989
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	3,584	3,595
		198,633
Credit card 0.14%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,509
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,107
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,714
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,157
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,617
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,021
American Funds Insurance Series — Page 147 of 332

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	USD2,043	$2,044
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	404
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (l)	7,030	7,038
		37,611
Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,261	2,268
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,331	2,119
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	3,081	2,785
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,872	3,658
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	2,144	2,044
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	4,061	3,849
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.517% 1/15/2053 (f)(l)(m)	3,297	3,273
		19,996
Collateralized loan obligations 0.04%
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (f)(l)(m)	3,240	3,236
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.489% 1/15/2033 (f)(l)(m)	3,246	3,247
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (f)(l)(m)	3,229	3,228
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(l)(m)	1,068	1,068
		10,779
Total asset-backed obligations		476,321
Bonds & notes of governments & government agencies outside the U.S. 0.34% Mexico 0.17%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,404
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,714
United Mexican States 4.75% 4/27/2032	2,305	2,217
United Mexican States 5.375% 3/22/2033	1,295	1,269
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,856
United Mexican States 6.625% 1/29/2038	200	204
United Mexican States 6.125% 2/9/2038	937	914
United Mexican States 7.375% 5/13/2055	4,235	4,460
United Mexican States 3.771% 5/24/2061	1,528	918
		43,485
Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,812
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,696
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,030
Ontario (Province of) 3.90% 9/4/2030	8,228	8,185
		20,723
Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,301
American Funds Insurance Series — Page 148 of 332

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Peru 0.02%	Principal amount (000)	Value (000)
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,079
Peru (Republic of) 5.875% 8/8/2054	2,310	2,233
Peru (Republic of) 2.78% 12/1/2060	3,383	1,793
		6,105
Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,935
Panama (Republic of) 2.252% 9/29/2032	4,306	3,547
		5,482
Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)	745	736
Qatar (State of) 4.817% 3/14/2049 (f)	750	663
		1,399
Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	722
Total bonds & notes of governments & government agencies outside the U.S.		89,217
Loans 0.13% Communication services 0.04%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (m)(o)	2,338	2,345
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.25% 4/15/2027 (m)(o)	965	852
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (m)(o)	22	22
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (c)(g)(o)	2,219	2,219
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.523% 2/1/2029 (m)(o)	3,850	2,666
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (m)(o)	1,280	1,281
		9,385
Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	4,136	4,136
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (m)(o)	2,190	2,174
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.176% 8/26/2032 (m)(o)	2,036	2,041
		8,351
Information technology 0.02%
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (m)(o)	900	722
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (m)(o)	4,021	4,037
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (m)(o)	104	104
		4,863
Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (m)(o)	2,810	2,803
Health care 0.01%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (m)(o)	2,536	2,525
Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(g)(m)(o)	122	122
American Funds Insurance Series — Page 149 of 332

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Bonds, notes & other debt instruments (continued) Loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (c)(m)(o)	USD127	$127
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (m)(o)	2,104	2,093
		2,342
Industrials 0.01%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (m)(o)	2,331	1,992
Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (m)(o)	560	539
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (c)(g)(m)(o)	782	248
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(m)(o)	791	250
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(i)(m)(o)	1,349	427
		1,464
Total loans		33,725
Municipals 0.08% Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,651
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,427
		9,078
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,224	3,289
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,915	4,456
Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	418	290
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,725	5,643
Total municipals		22,756
Total bonds, notes & other debt instruments (cost: $7,774,572,000)		7,622,992
Investment funds 3.21%
Capital Group Central Corporate Bond Fund (p)	100,765,425	844,414
Total investment funds (cost: $874,489,000)		844,414
Short-term securities 7.96% Money market investments 6.01%	Shares
Capital Group Central Cash Fund 3.71% (p)(q)	15,814,658	1,581,308
American Funds Insurance Series — Page 150 of 332

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 1.95%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (q)(r)	513,776,889	$513,777
Total short-term securities (cost: $2,095,069,000)		2,095,085
Total investment securities 102.85% (cost: $20,284,141,000)		27,077,869
Other assets less liabilities (2.85)%		(749,605)
Net assets 100.00%		$26,328,264
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	7,500	7/6/2026	USD1,555,840	$(11,269)
5 Year U.S. Treasury Note Futures	Long	6,614	7/6/2026	715,501	(8,397)
10 Year U.S. Treasury Note Futures	Long	938	6/30/2026	104,162	(2,047)
10 Year Ultra U.S. Treasury Note Futures	Short	651	6/30/2026	(73,899)	1,038
20 Year U.S. Treasury Bond Futures	Long	2,833	6/30/2026	322,608	(8,832)
30 Year Ultra U.S. Treasury Bond Futures	Short	732	6/30/2026	(85,324)	1,871
					$(27,636)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.73%	At maturity	3/5/2027	USD991,494	$5,262	$—	$5,262
SOFR	Annual	3.50061%	Annual	11/3/2032	74,795	843	—	843
SOFR	Annual	3.639%	Annual	1/14/2033	144,154	551	—	551
SOFR	Annual	3.6385%	Annual	10/2/2035	55,884	854	—	854
SOFR	Annual	3.6775%	Annual	10/8/2035	55,754	684	—	684
SOFR	Annual	3.66593%	Annual	11/3/2035	55,430	750	—	751
						$8,944	$—	$8,945
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD31,521	$(1,661)	$(1,562)	$(100)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	(354)	(379)	26
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD13,260	(637)	(529)	(108)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	161,022	(2,777)	(2,614)	(163)
					$(5,429)	$(5,084)	$(345)
American Funds Insurance Series — Page 151 of 332

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Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Investment funds 3.21%
Capital Group Central Corporate Bond Fund	$846,762	$9,719	$—	$—	$(12,067)	$844,414	$9,719
Short-term securities 6.01%
Money market investments 6.01%
Capital Group Central Cash Fund 3.71% (q)	1,004,810	2,027,487	1,450,873	73	(189)	1,581,308	9,846
Total 9.22%				$73	$(12,256)	$2,425,722	$19,565
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$12,914	0.05%
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(g)	2/17/2026	2,258	2,258	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	601	0.00 (s)
Total		$9,748	$15,773	0.06%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,460,854,000, which represented 5.55% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Step bond; coupon rate may change at a later date.
(i)	Scheduled interest and/or principal payment was not received.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $57,748,000, which represented 0.22% of the net assets of the fund.
(k)	Index-linked bond whose principal amount moves with a government price index.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $33,725,000, which represented 0.13% of the net assets of the fund.

(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 3/31/2026.
(r)	Security purchased with cash collateral from securities on loan.
(s)	Amount less than 0.01%.
American Funds Insurance Series — Page 152 of 332

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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GO = General Obligation
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 153 of 332

American Funds Global Balanced Fund
Investment portfolio
March 31, 2026
unaudited

Common stocks 61.95% Information technology 12.42%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	$11,783
Broadcom, Inc.	37,044	11,466
NVIDIA Corp.	52,686	9,188
Microsoft Corp.	23,738	8,787
Corning, Inc.	41,736	5,675
Apple, Inc.	13,351	3,388
ARM Holdings PLC (ADR) (a)	9,295	1,406
ASML Holding NV	1,052	1,392
Applied Materials, Inc.	2,509	858
Cisco Systems, Inc.	7,594	589
Accenture PLC, Class A	2,486	493
		55,025
Industrials 9.58%
RTX Corp.	39,588	7,636
Union Pacific Corp.	17,228	4,180
Hitachi, Ltd.	102,100	2,984
BAE Systems PLC	83,195	2,422
General Dynamics Corp.	6,979	2,395
Volvo AB, Class B	68,499	2,235
IHI Corp.	97,108	1,985
Deutsche Post AG	34,812	1,795
TransDigm Group, Inc.	1,528	1,771
Waste Management, Inc.	7,316	1,681
ITOCHU Corp.	125,800	1,599
Uber Technologies, Inc. (a)	19,670	1,415
Airbus SE, non-registered shares	6,777	1,273
Rolls-Royce Holdings PLC	79,763	1,218
Bouygues SA	13,919	803
Komatsu, Ltd.	20,000	785
Caterpillar, Inc.	963	682
Rheinmetall AG, non-registered shares	349	582
United Rentals, Inc.	784	571
Automatic Data Processing, Inc.	2,769	563
Bombardier, Inc., Class B (a)	3,171	561
Qantas Airways, Ltd.	93,586	550
Ryanair Holdings PLC	18,641	528
PACCAR, Inc.	4,382	506
Northrop Grumman Corp.	736	502
GFL Environmental, Inc., subordinate voting shares	11,594	484
Safran SA	1,295	423
Paychex, Inc.	3,264	301
		42,430
American Funds Insurance Series — Page 154 of 332

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Common stocks (continued) Financials 8.40%	Shares	Value (000)
B3 SA - Brasil, Bolsa, Balcao	1,646,179	$5,848
Banco Bilbao Vizcaya Argentaria SA	147,915	3,228
Chubb, Ltd.	9,473	3,088
JPMorgan Chase & Co.	9,175	2,699
Standard Chartered PLC	111,843	2,323
Mizuho Financial Group, Inc.	51,200	2,044
ING Groep NV	69,011	1,803
Morgan Stanley	10,436	1,717
Mastercard, Inc., Class A	3,193	1,595
Munchener Ruckversicherungs-Gesellschaft AG	2,443	1,522
Zurich Insurance Group AG	1,952	1,392
Banco BPM SpA	93,125	1,301
Aviva PLC	144,473	1,151
BNP Paribas SA	10,716	1,021
Bajaj Finance, Ltd.	109,017	959
AIA Group, Ltd.	71,400	802
BlackRock, Inc.	743	715
Samsung Life Insurance Co., Ltd.	4,504	632
Wells Fargo & Co.	7,601	605
PICC Property and Casualty Co., Ltd., Class H	304,000	560
Hannover Rück SE	1,599	495
BPER Banca SpA	37,578	491
U.S. Bancorp	8,575	446
Japan Post Bank Co., Ltd.	25,600	421
HDFC Bank, Ltd.	43,707	347
		37,205
Health care 6.26%
Eli Lilly and Co.	6,856	6,306
Vertex Pharmaceuticals, Inc. (a)	11,248	5,023
Abbott Laboratories	26,601	2,731
Gilead Sciences, Inc.	18,416	2,566
Daiichi Sankyo Co., Ltd.	108,400	1,911
UnitedHealth Group, Inc.	5,993	1,622
Sanofi	13,546	1,306
Alnylam Pharmaceuticals, Inc. (a)	3,915	1,295
Medtronic PLC	12,876	1,116
Stryker Corp.	3,371	1,108
Argenx SE, non-registered shares (a)	1,117	814
BioMarin Pharmaceutical, Inc. (a)	10,659	602
AstraZeneca PLC (GBP denominated)	2,554	499
Molina Healthcare, Inc. (a)	3,415	455
GE HealthCare Technologies, Inc.	5,321	379
		27,733
Utilities 5.19%
Dominion Energy, Inc.	78,546	4,856
DTE Energy Co.	18,554	2,713
National Grid PLC	122,615	2,067
Power Grid Corp. of India, Ltd.	578,311	1,817
Duke Energy Corp.	13,822	1,810
Pinnacle West Capital Corp.	15,375	1,549
Xcel Energy, Inc.	18,359	1,458
E.ON SE	65,915	1,440
PG&E Corp.	76,713	1,348
American Funds Insurance Series — Page 155 of 332

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Common stocks (continued) Utilities (continued)	Shares	Value (000)
CenterPoint Energy, Inc.	28,980	$1,251
NextEra Energy, Inc.	13,283	1,234
Constellation Energy Corp.	3,259	910
Engie SA	16,624	536
		22,989
Materials 4.84%
Grupo Mexico, SAB de CV, Series B	288,029	3,084
Vale SA, ordinary nominative shares	117,276	1,868
Vale SA (ADR), ordinary nominative shares	53,750	855
Franco-Nevada Corp.	7,415	1,832
Franco-Nevada Corp. (CAD denominated)	2,941	728
Newmont Corp.	18,774	2,032
Lundin Gold, Inc.	25,212	1,927
Anglo American PLC	43,224	1,836
Smurfit Westrock PLC	38,975	1,553
Freeport-McMoRan, Inc.	26,142	1,537
Linde PLC	2,887	1,431
Air Products and Chemicals, Inc.	4,491	1,305
Southern Copper Corp.	3,930	676
Air Liquide SA	2,371	489
Celanese Corp.	4,289	282
		21,435
Energy 4.08%
Canadian Natural Resources, Ltd. (CAD denominated)	205,938	10,046
EOG Resources, Inc.	22,072	3,191
Shell PLC (GBP denominated)	45,135	2,108
Chevron Corp.	6,609	1,367
Expand Energy Corp.	6,745	741
Cameco Corp. (CAD denominated)	5,776	628
		18,081
Consumer discretionary 3.95%
Amazon.com, Inc. (a)	24,688	5,142
Compagnie Generale des Etablissements Michelin	82,724	2,817
Starbucks Corp.	23,491	2,105
Midea Group Co., Ltd., Class A	161,550	1,795
Ferrari NV	3,837	1,299
Maruti Suzuki India, Ltd.	9,285	1,242
Compagnie Financiere Richemont SA, Class A	6,428	1,145
Royal Caribbean Cruises, Ltd.	3,432	944
Viking Holdings, Ltd. (a)	7,201	529
Accor SA	9,987	478
		17,496
Communication services 3.87%
Alphabet, Inc., Class A	19,059	5,481
Alphabet, Inc., Class C	6,737	1,932
AT&T, Inc.	136,748	3,964
Meta Platforms, Inc., Class A	4,353	2,491
Comcast Corp., Class A	40,577	1,165
Omnicom Group, Inc.	11,620	875
Netflix, Inc. (a)	8,833	849
American Funds Insurance Series — Page 156 of 332

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
SoftBank Group Corp.	12,252	$294
Versant Media Group, Inc., Class A	1,665	62
		17,113
Consumer staples 3.04%
Philip Morris International, Inc.	28,228	4,667
Imperial Brands PLC	105,738	4,303
British American Tobacco PLC	48,198	2,808
Nestle SA	9,665	959
Sysco Corp.	10,153	724
		13,461
Real estate 0.32%
CTP NV	38,701	652
Goodman Logistics (HK), Ltd. REIT	23,552	419
Emaar Development PJSC	96,159	358
		1,429
Total common stocks (cost: $193,099,000)		274,397
Preferred securities 0.32% Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	166,978	1,399
Total preferred securities (cost: $1,528,000)		1,399
Convertible stocks 0.60% Utilities 0.33%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,450
Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,220
Total convertible stocks (cost: $2,894,000)		2,670
Bonds, notes & other debt instruments 30.06% Bonds & notes of governments & government agencies outside the U.S. 12.48% Japan 2.27%	Principal amount (000)
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	531
Japan, Series 346, 0.10% 3/20/2027	134,150	837
Japan, Series 474, 0.70% 7/1/2027	53,050	332
Japan, Series 358, 0.10% 3/20/2030	37,400	222
Japan, Series 363, 0.10% 6/20/2031	132,850	766
Japan, Series 373, 0.60% 12/20/2033	55,750	314
Japan, Series 152, 1.20% 3/20/2035	465,250	2,684
Japan, Series 381, 2.10% 12/20/2035	120,700	745
Japan, Series 21, 2.30% 12/20/2035	48,900	308
Japan, Series 173, 0.40% 6/20/2040	50,350	227
Japan, Series 176, 0.50% 3/20/2041	152,200	680
Japan, Series 179, 0.50% 12/20/2041	50,500	220
Japan, Series 42, 1.70% 3/20/2044	86,550	437
American Funds Insurance Series — Page 157 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Japan (continued)	Principal amount (000)	Value (000)
Japan, Series 192, 2.40% 3/20/2045	JPY165,550	$922
Japan, Series 74, 1.00% 3/20/2052	84,000	295
Japan, Series 76, 1.40% 9/20/2052	41,100	160
Japan, Series 77, 1.60% 12/20/2052	76,750	315
Japan, Series 84, 2.10% 9/20/2054	9,250	42
		10,037
Germany 1.13%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,532
Germany (Federal Republic of) 0% 2/15/2032	540	532
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	163
Germany (Federal Republic of) 0% 8/15/2050	300	152
Germany (Federal Republic of) 0% 8/15/2052	80	38
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	450	502
		4,984
Supra National 1.07%
Asian Development Bank 6.72% 2/8/2028	INR18,000	186
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	105
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	44
European Bank for Reconstruction and Development 6.75% 1/13/2032	43,800	445
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	851
European Investment Bank 7.40% 10/23/2033	INR19,300	197
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	44
European Union 3.625% 12/12/2040	1,475	1,667
European Union 4.00% 10/12/2055	300	341
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	227
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	164
International Finance Corp. 0% 4/26/2052	MXN18,660	97
		4,725
United Kingdom 0.89%
United Kingdom 1.25% 7/22/2027	GBP410	522
United Kingdom 1.00% 1/31/2032	750	814
United Kingdom 4.25% 6/7/2032	785	1,024
United Kingdom 3.25% 1/31/2033	330	401
United Kingdom 3.25% 1/22/2044	504	501
United Kingdom 1.25% 7/31/2051	413	229
United Kingdom 4.375% 7/31/2054	205	226
United Kingdom 2.50% 7/22/2065	340	236
		3,953
Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	270
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	896
Italy (Republic of) 4.20% 3/1/2034	900	1,078
American Funds Insurance Series — Page 158 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Italy (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 3.65% 8/1/2035	EUR795	$907
Italy (Republic of) 4.50% 10/1/2053	210	241
Italy (Republic of) 4.30% 10/1/2054	200	222
		3,626
South Korea 0.79%
Korea Development Bank 6.75% 7/1/2030	INR10,000	100
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	224
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,223
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	3,160,140	1,961
		3,508
China 0.70%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	84
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	653
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	363
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	59
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	201
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	156
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,272
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	314
		3,102
France 0.64%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	456
French Republic O.A.T. 0% 11/25/2030	1,320	1,324
French Republic O.A.T. 2.00% 11/25/2032	610	648
French Republic O.A.T. 3.25% 5/25/2045	160	161
French Republic O.A.T. 3.75% 5/25/2056	225	229
		2,818
Hungary 0.63%
Hungary (Republic of) 3.00% 8/21/2030	HUF548,270	1,398
Hungary (Republic of) 4.50% 5/27/2032	336,000	880
Hungary (Republic of) 3.00% 4/25/2041	195,300	370
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	121
		2,769
Spain 0.55%
Spain (Kingdom of) 0% 1/31/2027	335	379
Spain (Kingdom of) 0.80% 7/30/2027	490	553
Spain (Kingdom of) 0.50% 10/31/2031	165	166
Spain (Kingdom of) 3.15% 4/30/2033	317	365
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	120	138
Spain (Kingdom of) 3.45% 10/31/2034	240	279
Spain (Kingdom of) 3.30% 4/30/2036	90	102
		2,418
Australia 0.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	274
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	442
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	577
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	80
American Funds Insurance Series — Page 159 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Australia (continued)	Principal amount (000)	Value (000)
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD340	$211
Treasury Corp. of Victoria 5.50% 9/15/2039	714	471
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	226
		2,281
Brazil 0.43%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	397
Brazil (Federative Republic of) 10.00% 1/1/2031	1,142	193
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	973
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	232	40
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,680	278
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	233	38
		1,919
Czech Republic 0.40%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK38,160	1,780
Greece 0.30%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	77
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	97
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	559
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	599
		1,332
Peru 0.25%
Peru (Republic of) 7.60% 8/12/2039	PEN3,705	1,102
Canada 0.21%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	814
Canada (Government) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	93
		946
Republic of Austria 0.14%
Austria (Republic of) 0% 2/20/2031	EUR500	502
Austria (Republic of) 2.90% 2/20/2034	120	136
		638
Belgium 0.12%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	210
		517
Indonesia 0.10%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	73
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	151
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	60
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	169
		453
American Funds Insurance Series — Page 160 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Portugal 0.07%	Principal amount (000)	Value (000)
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	199
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	5	6
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	75
		332
Mexico 0.06%
United Mexican States 6.125% 2/9/2038	USD200	195
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	41
United Mexican States, Series S, 4.00% 10/29/2054 (b)	552	27
		263
Malaysia 0.05%
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	MYR601	150
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	47
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	26
		223
Panama 0.05%
Panama (Republic of) 6.40% 2/14/2035	USD200	208
Thailand 0.05%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	205
Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	111
Ireland (Republic of) 3.00% 10/18/2043	80	86
		197
Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	195
Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	182
Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	146
Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	124
Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	121
Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	103
American Funds Insurance Series — Page 161 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Chile 0.01%	Principal amount (000)	Value (000)
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	$58
Total bonds & notes of governments & government agencies outside the U.S.		55,265
Corporate bonds and notes 6.16% Financials 1.70%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	96
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	100	120
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	100	119
Banco de Sabadell, SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	138
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	273
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	195
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	215
BPCE SA 4.50% 1/13/2033	EUR100	118
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	244
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR200	233
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	158
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	215
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	132
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	139
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (d)	125	123
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (d)	85	75
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	375
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	321
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	EUR100	124
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	200	230
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	227
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KfW 2.375% 6/29/2029	EUR40	46
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	302
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	154
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	187
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	284
American Funds Insurance Series — Page 162 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	USD330	$335
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	44
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	76
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	EUR150	175
		7,527
Communication services 0.80%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	521
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	112
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	115
AT&T, Inc. 2.75% 6/1/2031	USD165	151
AT&T, Inc. 5.20% 11/18/2033	GBP100	129
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	343
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	339
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	215
Charter Communications Operating, LLC 4.80% 3/1/2050	53	39
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 3.55% 5/1/2028	70	69
Comcast Corp. 0.25% 9/14/2029	EUR250	260
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	121
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	112
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	116
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	97
		3,516
Utilities 0.77%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	149
Amprion Gmbh 3.971% 9/22/2032	EUR300	351
CMS Energy Corp. 3.00% 5/15/2026	USD180	180
Duke Energy Corp. 3.75% 4/1/2031	EUR100	115
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	113
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	247
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	200	182
Engie SA 7.00% 10/30/2028	GBP50	69
Exelon Corp. 3.40% 4/15/2026	USD75	75
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	113
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	100	114
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD78	82
American Funds Insurance Series — Page 163 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 6.00% 8/15/2035	USD120	$124
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
Public Service Co. of Colorado 2.70% 1/15/2051	125	74
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	113
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
Southern California Edison Co. 6.20% 9/15/2055	35	35
SP Transmission PLC 2.00% 11/13/2031	GBP100	112
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		3,423
Energy 0.70%
Ecopetrol SA 8.625% 1/19/2029	125	132
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	202
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	226
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	143
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,131
Petroleos Mexicanos 6.95% 1/28/2060	80	63
Raizen Fuels Finance SA 6.45% 3/5/2034 (c)(f)	200	110
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,114
Consumer discretionary 0.62%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	131
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD790	790
Ford Motor Credit Co., LLC 5.42% 4/9/2031	200	197
Ford Motor Credit Co., LLC 4.087% 2/17/2033	EUR115	128
Ford Motor Credit Co., LLC 6.50% 2/7/2035	USD200	202
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR135	154
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	143
Hyundai Capital America 1.50% 6/15/2026 (c)	100	99
Hyundai Capital America 2.875% 6/26/2028	EUR100	113
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	73
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	105
Sands China, Ltd. 4.375% 6/18/2030	USD200	193
		2,731
Industrials 0.47%
Boeing Co. (The) 6.298% 5/1/2029	95	100
Boeing Co. (The) 6.528% 5/1/2034	604	658
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	85
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	44
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	114
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	192
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	75	76
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	198
American Funds Insurance Series — Page 164 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 4.125% 11/16/2028	USD100	$100
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Tyco Electronics Group SA 4.875% 2/9/2036	210	207
Veralto Corp. 4.15% 9/19/2031	EUR100	117
Veralto Corp. 5.45% 9/18/2033	USD40	41
		2,096
Health care 0.34%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	196
Amgen, Inc. 4.20% 3/1/2033	200	193
Amgen, Inc. 5.65% 3/2/2053	300	291
Baxter International, Inc. 5.65% 12/15/2035	30	29
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	58
CVS Health Corp. 5.40% 6/1/2029	125	128
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	107
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	115
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	149
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	62
		1,506
Consumer staples 0.32%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	195
BAT Capital Corp. 3.215% 9/6/2026	USD62	62
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	243	250
Campbell’s Co. (The) 4.75% 3/23/2035	47	43
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	130
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	214
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	110	116
		1,412
Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	103
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	190
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	200
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(g)	282	277
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(g)	47	47
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	220
		1,127
American Funds Insurance Series — Page 165 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology 0.12%	Principal amount (000)	Value (000)
Amphenol Corp. 3.125% 6/16/2032	EUR100	$112
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	30
Broadcom, Inc. 3.469% 4/15/2034	123	111
Oracle Corp. 2.65% 7/15/2026	216	215
Oracle Corp. 5.20% 9/26/2035	57	53
		542
Real estate 0.06%
American Tower Corp. 0.875% 5/21/2029	EUR130	138
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		280
Total corporate bonds and notes		27,274
U.S. Treasury bonds & notes 5.82% U.S. Treasury 5.33%
U.S. Treasury 4.50% 4/15/2027	1,160	1,169
U.S. Treasury 3.75% 4/30/2027	950	950
U.S. Treasury 3.75% 6/30/2027	1,510	1,509
U.S. Treasury 4.00% 6/30/2028 (h)	4,234	4,253
U.S. Treasury 4.625% 9/30/2028	1,875	1,911
U.S. Treasury 4.125% 3/31/2029	822	829
U.S. Treasury 3.50% 9/30/2029	755	746
U.S. Treasury 4.00% 2/28/2030	1,094	1,098
U.S. Treasury 4.00% 5/31/2030	1,090	1,094
U.S. Treasury 3.875% 6/30/2030	2,117	2,114
U.S. Treasury 3.50% 11/30/2030	210	206
U.S. Treasury 2.875% 5/15/2032	306	286
U.S. Treasury 4.625% 2/15/2035 (h)	1,544	1,584
U.S. Treasury 4.25% 5/15/2035	326	325
U.S. Treasury 4.00% 11/15/2035	2,540	2,478
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	873	636
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,155	548
U.S. Treasury 1.375% 8/15/2050	570	279
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	232
U.S. Treasury 3.625% 2/15/2053	149	120
U.S. Treasury 4.25% 8/15/2054	320	287
		23,636
U.S. Treasury inflation-protected securities 0.49%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	377	377
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	697	722
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	271	192
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	933	866
		2,157
Total U.S. Treasury bonds & notes		25,793
American Funds Insurance Series — Page 166 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 4.82% Federal agency mortgage-backed obligations 3.10%	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (i)	USD480	$387
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	212	215
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (i)	85	78
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	306	311
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	354	363
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (i)	11	11
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (i)	18	18
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (i)	13	13
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	609	621
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (i)	87	88
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	64	66
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (i)	463	467
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	172	175
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (i)	130	131
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	27	28
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	22	23
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	81	81
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	68	70
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	64	66
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (i)	5	6
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (i)	295	297
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (i)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (i)	471	480
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	80	82
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (i)	12	13
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	10	10
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	257	249
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (i)	13	13
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (i)	39	39
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (i)	33	34
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (i)	96	94
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	49	48
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (i)	37	38
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	220	221
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (i)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (i)	318	257
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (i)	342	276
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (i)	12	12
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	425	428
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	182	183
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	39	40
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (i)	75	77
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (i)	34	34
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	97	100
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	60	61
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	49	51
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (i)	20	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (i)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	100	103
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	70	72
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	69	72
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	47	48
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	30	30
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	60	61
American Funds Insurance Series — Page 167 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (i)	USD200	$198
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (i)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (i)	1	1
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (i)	285	300
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (i)	157	165
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	130	131
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	43	42
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (i)	87	86
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	232	229
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (i)	350	368
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (i)	591	583
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (i)	771	811
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (i)	9	9
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (i)(j)	105	84
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (i)(j)	1,961	1,798
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (i)(j)	825	779
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (i)(j)	128	124
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (i)(j)	101	82
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (i)(j)	1,106	1,043
		13,737
Collateralized mortgage-backed obligations (privately originated) 0.84%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(i)(k)	61	61
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (c)(i)(k)	114	116
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (c)(i)(k)	48	48
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (c)(i)(k)	28	29
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (c)(i)(k)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (c)(i)(k)	18	18
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.312% 5/25/2044 (c)(i)(k)	121	121
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (c)(i)(k)	19	19
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (c)(i)(k)	27	27
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (c)(i)(k)	396	398
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (c)(i)(k)	311	312
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (c)(i)(k)	21	21
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (c)(i)(k)	233	233
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (c)(i)(k)	167	167
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(i)	167	169
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(i)	93	93
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(i)	92	92
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(i)(k)	80	74
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(i)(k)	241	239
American Funds Insurance Series — Page 168 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(i)	USD62	$62
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(i)	123	124
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(i)	163	164
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(i)	178	179
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (c)(i)(k)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(i)	98	97
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(i)	178	180
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(i)	89	90
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(i)(k)	76	76
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(i)	113	113
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(i)(k)	249	247
		3,724
Commercial mortgage-backed securities 0.67%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(k)	55	57
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(i)	140	142
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (c)(i)(k)	335	337
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (c)(i)(k)	298	297
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(i)(k)	100	103
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(i)(k)	135	138
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(i)(k)	195	193
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (c)(i)(k)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (c)(i)(k)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(i)(k)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(i)(k)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(i)(k)	131	134
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (c)(i)(k)	295	295
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (c)(i)(k)	127	127
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (c)(i)(k)	50	51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(i)(k)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (c)(i)(k)	555	549
		2,936
Other mortgage-backed securities 0.21%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (i)	DKK388	55
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (i)	1,035	144
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (i)	4,848	611
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (i)	434	49
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (i)	525	63
Realkredit Danmark AS 1.00% 10/1/2053 (i)	174	20
		942
Total mortgage-backed obligations		21,339
American Funds Insurance Series — Page 169 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.75% Other asset-backed securities 0.39%	Principal amount (000)	Value (000)
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(i)	USD318	$314
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(i)	91	92
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(i)	64	64
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(i)	208	210
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(i)	100	100
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(i)	259	259
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(i)	70	71
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(i)	250	247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(i)	231	235
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(i)	134	135
		1,727
Auto loan 0.14%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(i)	125	125
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(i)	148	152
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(i)	100	101
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(i)	250	250
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(i)	9	9
		637
Credit card 0.12%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(i)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(i)	113	113
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (c)(i)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(i)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(i)	100	101
		514
Collateralized loan obligations 0.09%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (c)(i)(k)	250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (c)(i)(k)	138	138
		388
Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.222% 11/15/2052 (c)(i)(k)	57	58
Total asset-backed obligations		3,324
Municipals 0.03% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/ 2052	80	56
Total municipals		129
Total bonds, notes & other debt instruments (cost: $138,405,000)		133,124
American Funds Insurance Series — Page 170 of 332

unaudited
Investment funds 0.96%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (l)	505,710	$4,238
Short-term securities 6.78% Money market investments 6.78%
Capital Group Central Cash Fund 3.71% (l)(m)	300,282	30,025
Total short-term securities (cost: $30,025,000)		30,025
Total options purchased (equity style) (cost: $ 17,000)		12
Total investment securities 100.67% (cost: $369,984,000)		445,865
Total options written † 0.00% (premium received: $7,000)		(4)
Other assets less liabilities (0.67)%		(2,953)
Net assets 100.00%		$442,908
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Options	JPMorgan Chase	6/8/2026	USD1.19	EUR2,345	$12
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Options	JPMorgan Chase	6/8/2026	USD1.21	EUR(2,345)	$(4)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	137	4/24/2026	EUR106.30	EUR13,700	$(27)
American Funds Insurance Series — Page 171 of 332

unaudited
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	(137)	4/24/2026	EUR107.00	EUR(13,700)	$5
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month CORRA Futures	Long	43	6/17/2026	USD7,551	$23
3 Month CORRA Futures	Short	4	9/16/2026	(702)	1
2 Year Italy Government Bond Futures	Long	40	6/10/2026	4,894	(71)
2 Year Euro-Schatz Futures	Short	24	6/10/2026	(2,934)	13
2 Year Canadian Government Bond Futures	Long	11	6/30/2026	832	(6)
2 Year U.S. Treasury Note Futures	Long	116	7/6/2026	24,064	(136)
5 Year Euro-Bobl Futures	Short	11	6/10/2026	(1,468)	8
5 Year Canadian Government Bond Futures	Long	13	6/30/2026	1,061	(15)
5 Year U.S. Treasury Note Futures	Long	150	7/6/2026	16,227	(183)
10 Year Italy Government Bond Futures	Long	2	6/10/2026	269	(7)
10 Year French Government Bond Futures	Short	3	6/10/2026	(412)	15
10 Year Euro-Bund Futures	Short	30	6/10/2026	(4,348)	93
10 Year Australian Treasury Bond Futures	Short	6	6/15/2026	(446)	3
10 Year Japanese Government Bond Futures	Long	1	6/22/2026	821	(10)
10 Year U.S. Treasury Note Futures	Long	27	6/30/2026	2,998	(56)
10 Year Ultra U.S. Treasury Note Futures	Long	2	6/30/2026	227	— (n)
10 Year UK Gilt Futures	Long	1	6/30/2026	116	(4)
10 Year Canadian Government Bond Futures	Short	13	6/30/2026	(1,121)	12
20 Year U.S. Treasury Bond Futures	Long	13	6/30/2026	1,480	(48)
30 Year Euro-Buxl Futures	Short	1	6/10/2026	(127)	3
30 Year Ultra U.S. Treasury Bond Futures	Long	20	6/30/2026	2,331	(49)
					$(414)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	336	SEK	3,030	Bank of America	4/1/2026	$15
USD	154	MXN	2,660	UBS AG	4/1/2026	6
SEK	3,030	USD	317	HSBC Bank	4/1/2026	3
MXN	2,660	USD	147	UBS AG	4/1/2026	2
USD	220	EUR	190	Citibank	4/1/2026	— (n)
USD	1,519	EUR	1,325	Citibank	4/1/2026	(12)
American Funds Insurance Series — Page 172 of 332

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	1,515	USD	1,792	JPMorgan Chase	4/1/2026	$(41)
USD	390	GBP	290	Citibank	4/2/2026	7
USD	334	GBP	250	Goldman Sachs	4/2/2026	3
GBP	540	USD	712	Goldman Sachs	4/2/2026	3
TRY	460	USD	10	JPMorgan Chase	4/2/2026	— (n)
USD	10	TRY	460	JPMorgan Chase	4/2/2026	— (n)
USD	331	JPY	52,000	Citibank	4/6/2026	3
USD	217	EUR	185	Goldman Sachs	4/9/2026	3
EUR	210	USD	248	Citibank	4/9/2026	(5)
USD	1,111	INR	102,200	HSBC Bank	4/10/2026	22
USD	3,629	KRW	5,435,410	Standard Chartered Bank	4/10/2026	15
INR	102,200	USD	1,079	Citibank	4/10/2026	10
USD	456	IDR	7,740,641	Citibank	4/10/2026	— (n)
USD	78	COP	300,000	Morgan Stanley	4/10/2026	(4)
USD	720	CHF	550	Morgan Stanley	4/13/2026	31
USD	4,214	GBP	3,166	BNP Paribas	4/13/2026	23
USD	927	MXN	16,460	Morgan Stanley	4/13/2026	10
EUR	1,234	GBP	1,075	RBC Capital Markets	4/13/2026	5
USD	166	CLP	150,170	Morgan Stanley	4/13/2026	3
USD	94	SEK	870	Citibank	4/13/2026	2
USD	125	SGD	160	Citibank	4/13/2026	1
GBP	180	USD	238	Morgan Stanley	4/13/2026	— (n)
USD	67	NOK	651	HSBC Bank	4/13/2026	— (n)
USD	105	PLN	390	Citibank	4/13/2026	— (n)
NZD	47	USD	28	Citibank	4/13/2026	(1)
ZAR	12,300	USD	735	JPMorgan Chase	4/13/2026	(9)
CLP	725,715	USD	795	Citibank	4/13/2026	(11)
USD	2,994	AUD	4,271	Morgan Stanley	4/14/2026	48
USD	1,006	CAD	1,375	Standard Chartered Bank	4/14/2026	17
USD	2,053	EUR	1,760	Goldman Sachs	4/14/2026	17
USD	488	AUD	694	RBC Capital Markets	4/14/2026	9
EUR	191	CAD	300	HSBC Bank	4/14/2026	5
CNH	1,850	USD	268	UBS AG	4/14/2026	1
USD	140	EUR	120	RBC Capital Markets	4/14/2026	1
USD	603	EUR	520	Citibank	4/14/2026	1
EUR	120	USD	138	Citibank	4/14/2026	1
GBP	50	USD	67	RBC Capital Markets	4/14/2026	(1)
EUR	795	USD	931	Morgan Stanley	4/14/2026	(11)
USD	4,724	CNH	32,597	JPMorgan Chase	4/14/2026	(14)
USD	8,854	JPY	1,391,925	RBC Capital Markets	4/15/2026	71
USD	1,553	CZK	32,706	JPMorgan Chase	4/15/2026	12
USD	698	CZK	14,610	Goldman Sachs	4/15/2026	9
EUR	810	USD	936	JPMorgan Chase	4/15/2026	1
USD	77	ILS	240	Goldman Sachs	4/15/2026	1
USD	93	EUR	80	Goldman Sachs	4/15/2026	— (n)
USD	93	EUR	80	UBS AG	4/15/2026	— (n)
JPY	38,480	USD	242	Citibank	4/15/2026	— (n)
CAD	238	EUR	150	BNP Paribas	4/15/2026	(2)
CZK	13,595	EUR	557	Standard Chartered Bank	4/15/2026	(3)
CNH	15,200	USD	2,217	Citibank	4/15/2026	(8)
AUD	516	USD	368	Standard Chartered Bank	4/15/2026	(12)
American Funds Insurance Series — Page 173 of 332

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	2,285	HUF	767,740	Barclays Bank PLC	4/15/2026	$(21)
AUD	1,584	USD	1,131	Goldman Sachs	4/15/2026	(39)
USD	514	JPY	80,940	Standard Chartered Bank	4/16/2026	4
USD	70	RON	310	JPMorgan Chase	4/16/2026	— (n)
USD	19	JPY	3,060	Morgan Stanley	4/20/2026	— (n)
NOK	1,660	EUR	150	Standard Chartered Bank	4/20/2026	(2)
MYR	1,640	USD	416	JPMorgan Chase	4/20/2026	(10)
EUR	800	USD	923	Citibank	4/22/2026	2
USD	89	EUR	77	UBS AG	4/22/2026	(1)
USD	1,183	BRL	6,196	Citibank	4/22/2026	(8)
USD	25,636	EUR	22,194	Barclays Bank PLC	4/22/2026	(46)
USD	660	THB	21,700	HSBC Bank	4/24/2026	(6)
USD	341	EUR	290	BNP Paribas	4/27/2026	5
GBP	460	EUR	530	Goldman Sachs	4/28/2026	(5)
ZAR	5,630	USD	345	UBS AG	4/28/2026	(13)
JPY	159,805	EUR	870	Citibank	4/30/2026	3
JPY	154,738	EUR	850	Goldman Sachs	4/30/2026	(6)
EUR	395	DKK	2,950	JPMorgan Chase	5/6/2026	— (n)
USD	1,070	INR	102,200	Citibank	5/6/2026	(13)
TRY	460	USD	10	JPMorgan Chase	5/7/2026	— (n)
USD	146	MXN	2,660	UBS AG	5/7/2026	(2)
USD	712	GBP	540	Goldman Sachs	5/7/2026	(3)
USD	318	SEK	3,030	HSBC Bank	5/7/2026	(3)
EUR	1,325	USD	1,522	Citibank	5/8/2026	13
USD	684	EUR	585	Citibank	6/5/2026	6
USD	1,382	GBP	1,040	Citibank	6/5/2026	5
AUD	310	USD	219	JPMorgan Chase	6/22/2026	(5)
						$82
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$— (n)	$—	$— (n)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	8,340	23	—	23
SOFR	Annual	3.3395%	Annual	9/23/2027	8,510	43	—	43
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(26)	—	(26)
3.85%	Annual	SONIA	Annual	3/11/2028	1,960	(21)	—	(21)
4.98038%	Annual	SONIA	Annual	6/21/2028	267	5	—	5
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	20	—	20
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	7	—	7
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	310	7	—	7
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	310	7	—	7
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	280	7	—	7
American Funds Insurance Series — Page 174 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	$(54)	$—	$(54)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	6,730	(115)	—	(115)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	17	—	17
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	5,900	12	—	12
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(9)	—	(9)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	500	(10)	—	(10)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	12	—	12
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	5,800	12	—	12
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(10)	—	(10)
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	600	(11)	—	(11)
6-month EURIBOR	Semi-annual	2.4842%	Annual	2/13/2031	550	11	—	11
4.355%	Annual	6-month NOK-NIBOR	Semi-annual	2/13/2031	NOK9,500	(10)	—	(10)
6-month EURIBOR	Semi-annual	2.4667%	Annual	2/16/2031	EUR730	15	—	15
6-month EURIBOR	Semi-annual	2.4712%	Annual	2/16/2031	500	10	—	10
4.305%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	NOK5,300	(7)	—	(7)
4.285%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	6,440	(9)	—	(9)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	15	—	15
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	2,900	7	—	7
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(7)	—	(7)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	610	(13)	—	(13)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	4,740	59	—	59
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	2,370	29	—	29
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	2,380	23	—	23
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	— (n)	—	— (n)
3-month SEK-STIBOR	Quarterly	2.936%	Annual	1/13/2036	SEK3,410	4	—	4
3-month SEK-STIBOR	Quarterly	2.946%	Annual	1/13/2036	3,400	4	—	4
3-month SEK-STIBOR	Quarterly	2.957%	Annual	1/13/2036	3,400	4	—	4
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(5)	—	(5)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	320	(5)	—	(5)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	320	(5)	—	(5)
3-month SEK-STIBOR	Quarterly	2.929%	Annual	1/14/2036	SEK3,860	5	—	5
3-month SEK-STIBOR	Quarterly	2.924%	Annual	1/14/2036	3,900	5	—	5
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	3	—	3
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(6)	—	(6)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	400	(7)	—	(7)
2.965%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	SEK3,520	(3)	—	(3)
2.9685%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	3,530	(3)	—	(3)
2.9585%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	3,520	(4)	—	(4)
2.95%	Annual	3-month SEK-STIBOR	Quarterly	3/17/2036	3,530	(4)	—	(4)
2.959%	Annual	3-month SEK-STIBOR	Quarterly	3/18/2036	3,870	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	8	—	8
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	30	—	30
						$68	$—	$68
American Funds Insurance Series — Page 175 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(27)	$—	$(27)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	6,010	2	—	2
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	1,660	2	—	2
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	1,210	1	—	1
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	740	1	—	1
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	1,530	(30)	—	(29)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	4,930	2	—	1
							$(49)	$—	$(49)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD363	$(6)	$(6)	$— (n)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR3,670	(58)	(55)	(3)
					$(64)	$(61)	$(3)
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Investment funds 0.96%
Capital Group Central Corporate Bond Fund	$4,250	$49	$—	$—	$(61)	$4,238	$49
Short-term securities 6.78%
Money market investments 6.78%
Capital Group Central Cash Fund 3.71% (m)	27,757	28,496	26,222	(1)	(5)	30,025	276
Total 7.74%				$(1)	$(66)	$34,263	$325
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	$163	$175	0.04%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026	165	154	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	105	0.02
Total		$432	$434	0.10%

American Funds Insurance Series — Page 176 of 332

unaudited
(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,485,000, which represented 3.04% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,146,000, which represented 0.26% of the net assets of the fund.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 3/31/2026.
(n)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 177 of 332

The Bond Fund of America®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 98.04% Corporate bonds and notes 32.70% Financials 9.34%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,177
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,070
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,672
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,062
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (b)	EUR437	511
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	2,840	3,515
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,864
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	386
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,018
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,548
American International Group, Inc. 4.85% 5/7/2030	24,445	24,704
American International Group, Inc. 5.125% 3/27/2033	2,749	2,778
Aon Corp. 5.35% 2/28/2033	767	786
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,080
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,026
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,928
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,121
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,175
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,831
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,724
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,382
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,230
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,047
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	350
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,341
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,364
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,398
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,885
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,596
Block, Inc. 2.75% 6/1/2026	1,975	1,967
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,726
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,935
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,387
BPCE SA 0.895% 12/14/2026	JPY100,000	628
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,231
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,317
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,901
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,867
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,231
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,608
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,251
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,070
American Funds Insurance Series — Page 178 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	USD515	$523
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,270
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	2,920	3,019
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,513
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	481
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,018
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,426
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,699
Citibank, NA 5.803% 9/29/2028	4,100	4,258
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,278
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,250
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,751
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	860
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,742
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	2,282	2,042
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	896
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,900
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	126
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,880
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,879
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,452
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,720
Corebridge Financial, Inc. 4.35% 4/5/2042	361	297
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,953
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,971
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,266
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,323
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,495
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,210
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (a)(b)	1,200	1,195
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (b)	EUR1,845	2,131
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	4,230	4,846
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,726
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,724
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	465
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	213
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,976
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,750
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,104
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,821
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,491
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,920
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,958
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	20,687	21,346
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (b)	17,532	17,746
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,874
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,228
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,474
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,447
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,007
American Funds Insurance Series — Page 179 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	USD1,680	$1,691
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,206
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,966
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	5,820
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	705	666
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,413
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,104
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,711
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,730
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,913
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	7,630	7,865
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	10,724	10,883
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,564
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	791	697
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,347
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,142
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,743
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	3,870	3,788
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,392
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,406
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,633
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,276
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	237
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,933
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,520
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	860
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,073
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,144
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,191
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,453
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	771
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,356
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,748
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,067
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,215
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	22,219	22,426
American Funds Insurance Series — Page 180 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	USD21,784	$22,413
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	1,704	1,704
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,201
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,625
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,667
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,483
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	23,571	22,795
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,700
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,801
MSCI, Inc. 3.25% 8/15/2033 (a)	695	606
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,192
Navient Corp. 5.625% 8/1/2033	7,250	5,660
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,114
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	683
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	165	195
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,674
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,708
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,554
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	653
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,384
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,261
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,747
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	559
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,857
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,109
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	232
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,436
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,083
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,077
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,438
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,117
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (b)	1,370	1,374
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,623
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,547
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,782
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,771
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,653
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,518
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,125
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,477
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,807
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,788
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,552
UBS Group AG 4.302% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,682
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,871
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,910
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,430
American Funds Insurance Series — Page 181 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	USD1,392	$1,227
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,738
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,573
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	459
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,562
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,297
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	979
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,394
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,604
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,311
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,117
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,399
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,746
		1,033,848
Consumer discretionary 4.34%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,152
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	327
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,673
Amazon.com, Inc. 3.45% 4/13/2029	600	588
Amazon.com, Inc. 4.25% 3/13/2031	1,960	1,946
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,773
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,971
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,717
Amazon.com, Inc. 5.45% 11/20/2055	10,475	10,014
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,593
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,549
Amazon.com, Inc. 4.10% 4/13/2062	470	351
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,506
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,067
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,261
Carnival Corp. 5.125% 5/1/2029 (a)	3,705	3,680
Carnival Corp. 5.75% 8/1/2032 (a)	5,880	5,885
Carnival Corp. 6.125% 2/15/2033 (a)	4,115	4,158
Ford Motor Co. 3.25% 2/12/2032	620	539
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	757
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,806
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,822
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,163
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,700
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,911
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,728
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,349
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	789
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	996
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,818
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,767
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,764
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,381
American Funds Insurance Series — Page 182 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.35% 3/6/2030	USD10,668	$11,259
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,150
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,186
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	980
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,738
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,555
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,328
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	11,986
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,673
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,586
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,205
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,229
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,941
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,893
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,617
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,785
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,609
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,090
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,642
Hyundai Capital America 1.50% 6/15/2026 (a)	7,475	7,430
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,182
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,885
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,664
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,302
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,411
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,793
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,627
Hyundai Capital America 5.30% 6/24/2029 (a)	1,523	1,547
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	26,004
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,966
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,425
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,512
Marriott International, Inc. 4.90% 4/15/2029	653	661
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,374
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,335
McDonald’s Corp. 4.95% 3/3/2035	786	782
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,951
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,116
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	243
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,123
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,425
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,076
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,129
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,313
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,150
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,761
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,634
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	719
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,567
Travel + Leisure Co. 6.625% 7/31/2026 (a)	675	676
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,639
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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	USD5,190	$5,490
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	405
		480,387
Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,440
Abbott Laboratories 4.30% 3/15/2033	4,265	4,175
Abbott Laboratories 4.65% 3/15/2036	7,571	7,406
Abbott Laboratories 5.50% 3/15/2056	4,798	4,708
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,991
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,496
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,784
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,311
AbbVie, Inc. 5.35% 3/15/2044	800	780
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,069
AbbVie, Inc. 5.55% 3/15/2056	733	717
AbbVie, Inc. 5.50% 3/15/2064	550	525
Amgen, Inc. 5.15% 3/2/2028	5,326	5,406
Amgen, Inc. 4.05% 8/18/2029	7,429	7,361
Amgen, Inc. 2.45% 2/21/2030	5,131	4,766
Amgen, Inc. 5.25% 3/2/2030	2,854	2,931
Amgen, Inc. 4.20% 2/19/2031	6,663	6,573
Amgen, Inc. 4.20% 3/1/2033	8,502	8,209
Amgen, Inc. 5.25% 3/2/2033	20,793	21,346
Amgen, Inc. 4.85% 2/19/2036	3,676	3,613
Amgen, Inc. 4.875% 3/1/2053	3,360	2,916
Amgen, Inc. 4.40% 2/22/2062	196	152
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,029
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,386
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,817
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,103
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,265
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	418
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,236
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,585
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,372
Cencora, Inc. 4.90% 2/13/2036	857	840
Cencora, Inc. 5.65% 2/13/2056	288	282
Centene Corp. 4.25% 12/15/2027	8,064	7,926
Centene Corp. 2.45% 7/15/2028	12,410	11,565
Centene Corp. 4.625% 12/15/2029	14,945	14,197
Centene Corp. 3.375% 2/15/2030	15,718	14,208
Cigna Group (The) 5.125% 5/15/2031	2,095	2,139
Cigna Group (The) 5.25% 2/15/2034	3,745	3,792
Cigna Group (The) 6.00% 1/15/2056	1,600	1,604
CVS Health Corp. 5.125% 2/21/2030	1,720	1,745
CVS Health Corp. 5.25% 1/30/2031	960	981
CVS Health Corp. 5.55% 6/1/2031	3,707	3,826
CVS Health Corp. 5.00% 9/15/2032	5,853	5,860
CVS Health Corp. 5.25% 2/21/2033	2,122	2,147
CVS Health Corp. 5.70% 6/1/2034	7,706	7,922
CVS Health Corp. 5.45% 9/15/2035	4,471	4,490
CVS Health Corp. 6.05% 6/1/2054	1,995	1,937
CVS Health Corp. 6.20% 9/15/2055	6,535	6,478
American Funds Insurance Series — Page 184 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 6.00% 6/1/2063	USD1,076	$1,022
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,337
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,568
Elevance Health, Inc. 4.55% 5/15/2052	271	219
Elevance Health, Inc. 5.125% 2/15/2053	784	689
Elevance Health, Inc. 5.70% 2/15/2055	995	941
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,534
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,756
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,455
HCA, Inc. 5.20% 6/1/2028	4,165	4,228
HCA, Inc. 2.375% 7/15/2031	2,233	1,974
HCA, Inc. 3.625% 3/15/2032	2,400	2,231
HCA, Inc. 4.625% 3/15/2052	226	181
Humana, Inc. 5.375% 4/15/2031	5,530	5,591
Humana, Inc. 5.55% 5/1/2035	1,735	1,716
Humana, Inc. 5.75% 4/15/2054	954	859
Johnson & Johnson 4.80% 6/1/2029	3,970	4,072
Johnson & Johnson 4.90% 6/1/2031	4,175	4,315
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,013
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,896
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,383
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,914
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,229
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,137
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	754
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	391
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,252
Stryker Corp. 5.20% 2/10/2035	1,110	1,124
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,079
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,772
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,420
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,988
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,509
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,751
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,500
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	1,472	1,457
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	269	266
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	966	960
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	400
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	422
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,932
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,613
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,098
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	965
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	765
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	377
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	9,988
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	58
		479,231
American Funds Insurance Series — Page 185 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 3.28%	Principal amount (000)	Value (000)
AEP Texas, Inc. 3.45% 5/15/2051	USD1,380	$912
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,092
Alabama Power Co. 3.00% 3/15/2052	3,219	2,038
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	311
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	439
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	4,991
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	832
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,352
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,964
DTE Energy Co. 5.10% 3/1/2029	7,900	8,034
DTE Energy Co. 3.00% 3/1/2032	259	239
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	311
Duke Energy Florida, LLC 5.875% 11/15/2033	370	393
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,040
Duke Energy Florida, LLC 3.00% 12/15/2051	293	185
Duke Energy Florida, LLC 5.95% 11/15/2052	575	584
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,710
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,564
Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
Edison International 4.125% 3/15/2028	6,768	6,655
Edison International 6.95% 11/15/2029	1,575	1,663
Edison International 4.80% 3/15/2031	3,125	3,052
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,466
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,153
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,824
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,927
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	1,310	1,307
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,464
Eversource Energy 5.00% 1/1/2027	3,415	3,426
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,360
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,662
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,585
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,933
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,176
Georgia Power Co. 4.95% 5/17/2033	1,845	1,861
Georgia Power Co. 5.25% 3/15/2034	3,200	3,269
Georgia Power Co. 3.70% 1/30/2050	190	140
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	472
NiSource, Inc. 5.40% 6/30/2033	650	665
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,409
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,960
Pacific Gas and Electric Co. 5.00% 6/4/2028	464	468
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,089
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,388
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,981
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	19,361
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,338
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,418
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.80% 5/15/2034	USD3,706	$3,799
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,146	2,176
Pacific Gas and Electric Co. 6.00% 8/15/2035	944	976
Pacific Gas and Electric Co. 5.20% 5/1/2036	7,971	7,772
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,739
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,460
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,247
PacifiCorp 3.30% 3/15/2051	325	203
PacifiCorp 5.50% 5/15/2054	439	385
PacifiCorp 5.80% 1/15/2055	7,735	7,071
PECO Energy Co. 5.25% 9/15/2054	1,775	1,650
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,823
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,227
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,480
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,176
Southern California Edison Co. 3.65% 3/1/2028	225	222
Southern California Edison Co. 5.30% 3/1/2028	3,601	3,653
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,255
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,214
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,391
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,685
Southern California Edison Co. 2.50% 6/1/2031	5,388	4,815
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,358
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,464
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,458
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,631
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,392
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,069
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,724
Southern California Edison Co. 2.95% 2/1/2051	738	445
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,328
Union Electric Co. 4.80% 3/15/2036	6,730	6,574
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,274
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,703
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	769
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	230
		362,899
Communication services 3.01%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,806
Alphabet, Inc. 4.10% 2/15/2031	861	855
Alphabet, Inc. 4.40% 2/15/2033	3,042	3,005
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,546
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,199
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,402
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,362
Alphabet, Inc. 5.65% 2/15/2056	783	781
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,897
AT&T, Inc. 1.65% 2/1/2028	4,700	4,480
AT&T, Inc. 4.30% 2/15/2030	15,940	15,842
AT&T, Inc. 4.75% 4/30/2033	15,802	15,657
AT&T, Inc. 2.55% 12/1/2033	12,748	10,793
AT&T, Inc. 5.40% 2/15/2034	2,395	2,450
AT&T, Inc. 4.50% 5/15/2035	174	165
American Funds Insurance Series — Page 187 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.125% 5/1/2027 (a)	USD2,925	$2,924
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,145
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,319
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,409
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,439
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,021
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,399
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,422
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,173
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,120
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,561
Charter Communications Operating, LLC 3.90% 6/1/2052	32,148	20,485
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,849
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,689
Comcast Corp. 3.15% 2/15/2028	7,200	7,067
Comcast Corp. 4.55% 1/15/2029	1,610	1,622
Comcast Corp. 4.80% 5/15/2033	1,841	1,832
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	3,055
Comcast Corp. 5.50% 5/15/2064	250	222
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,827
Meta Platforms, Inc. 4.20% 11/15/2030	152	151
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,364
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,444
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	4,008
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,597
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	4,045
News Corp. 5.125% 2/15/2032 (a)	1,300	1,272
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,632
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	652
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,906
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,413
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,970
T-Mobile USA, Inc. 4.95% 3/15/2028	705	713
T-Mobile USA, Inc. 4.80% 7/15/2028	175	177
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,757
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,384
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,551
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,043
T-Mobile USA, Inc. 5.05% 7/15/2033	832	838
T-Mobile USA, Inc. 5.75% 1/15/2034	730	762
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,536
T-Mobile USA, Inc. 6.00% 6/15/2054	920	912
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,020
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,179
Verizon Communications, Inc. 4.75% 1/15/2033	7,614	7,523
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,503
Verizon Communications, Inc. 3.55% 3/22/2051	625	436
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,932
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	356	352
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,450	1,377
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	20,430	18,106
American Funds Insurance Series — Page 188 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD8,856	$5,856
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	240	146
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	283
		332,626
Energy 1.83%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,427
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	402
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,121
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,645
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,362
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	281
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,945
Ecopetrol SA 8.875% 1/13/2033	15,325	16,143
Energy Transfer, LP 5.25% 7/1/2029	979	1,001
Energy Transfer, LP 6.40% 12/1/2030	479	512
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,342
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,461
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,170
Equinor ASA 3.625% 9/10/2028	4,928	4,884
Equinor ASA 3.125% 4/6/2030	20,000	19,142
Equinor ASA 3.25% 11/18/2049	5,687	3,918
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,641
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,547
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,480
Occidental Petroleum Corp. 6.625% 9/1/2030	3,641	3,917
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	22,682
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,920
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,196
Petroleos Mexicanos 6.70% 2/16/2032	22,808	22,341
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,928
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,179
Shell Finance US, Inc. 2.75% 4/6/2030	377	355
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,426
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	813
Sunoco, LP 5.625% 3/15/2031 (a)	595	593
TotalEnergies Capital International SA 3.455% 2/19/2029	885	870
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,352
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,359
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,139
		202,115
Industrials 1.82%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	488
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	607
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	453
Air Lease Corp. 2.20% 1/15/2027	4,341	4,261
Air Lease Corp. 5.20% 7/15/2031	3,650	3,659
American Funds Insurance Series — Page 189 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.00% 3/26/2027 (a)	USD1,200	$1,208
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,554
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,214
BAE Systems PLC 5.30% 3/26/2034 (a)	570	584
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,384
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,618
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,288
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,581
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,885
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,583
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,775
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,008
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,505
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	425
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,180
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,271
CSX Corp. 4.10% 11/15/2032	1,886	1,827
CSX Corp. 5.20% 11/15/2033	1,333	1,367
CSX Corp. 4.50% 11/15/2052	4,470	3,723
Eaton Corp. 4.20% 3/6/2031	13,761	13,567
General Dynamics Corp. 3.75% 5/15/2028	479	476
General Dynamics Corp. 3.625% 4/1/2030	387	376
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	4,647	4,598
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,362
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,586	2,567
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	222
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,330
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,156
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,311
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,595
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,667
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,772
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,360
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,907
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	996
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,412
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	555
RTX Corp. 3.125% 5/4/2027	4,551	4,493
RTX Corp. 4.125% 11/16/2028	4,974	4,954
RTX Corp. 5.75% 1/15/2029	410	425
RTX Corp. 6.00% 3/15/2031	550	585
RTX Corp. 2.375% 3/15/2032	451	397
RTX Corp. 6.10% 3/15/2034	401	432
RTX Corp. 2.82% 9/1/2051	665	407
RTX Corp. 3.03% 3/15/2052	1,190	756
RTX Corp. 6.40% 3/15/2054	1,006	1,086
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,295
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,434
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,246
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,177
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,146
American Funds Insurance Series — Page 190 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.375% 5/20/2031	USD2,298	$2,085
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,771
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,142
Union Pacific Corp. 2.95% 3/10/2052	1,483	926
Union Pacific Corp. 5.60% 12/1/2054	415	407
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,206
		201,250
Information technology 1.77%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	1,195	1,187
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,045
Broadcom, Inc. 5.05% 7/12/2027	1,004	1,015
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	603
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,222
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,321
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	610
Broadcom, Inc. 3.469% 4/15/2034	11,652	10,498
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,047
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
Broadcom, Inc. 4.926% 5/15/2037 (a)	2,879	2,794
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,276
Intel Corp. 3.05% 8/12/2051	1,530	929
Intel Corp. 5.60% 2/21/2054	7,880	7,235
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,414
Oracle Corp. 4.80% 8/3/2028	615	615
Oracle Corp. 4.55% 2/4/2029	7,710	7,614
Oracle Corp. 4.45% 9/26/2030	2,610	2,516
Oracle Corp. 4.95% 2/4/2031	13,700	13,409
Oracle Corp. 5.25% 2/3/2032	1,340	1,317
Oracle Corp. 4.80% 9/26/2032	7,605	7,245
Oracle Corp. 6.25% 11/9/2032	7,366	7,562
Oracle Corp. 5.35% 5/4/2033	10,120	9,855
Oracle Corp. 5.50% 8/3/2035	2,374	2,268
Oracle Corp. 5.20% 9/26/2035	19,391	18,198
Oracle Corp. 5.70% 2/4/2036	15,217	14,638
Oracle Corp. 5.875% 9/26/2045	10,640	9,186
Oracle Corp. 6.55% 2/4/2046	1,668	1,557
Oracle Corp. 6.00% 8/3/2055	5,970	5,010
Oracle Corp. 5.95% 9/26/2055	11,380	9,581
Oracle Corp. 6.70% 2/4/2056	12,248	11,376
Oracle Corp. 6.10% 9/26/2065	2,295	1,904
Roper Technologies, Inc. 5.10% 9/15/2035	1,813	1,764
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,519
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,707
		195,757
Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,342
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,583
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,172
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,259
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,360
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,668
American Funds Insurance Series — Page 191 of 332

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 5.35% 8/15/2032	USD18,664	$19,169
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,061
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,521
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,455
BAT Capital Corp. 5.65% 3/16/2052	120	111
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,927
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,423
Constellation Brands, Inc. 4.35% 5/9/2027	890	889
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,628
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,312
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,964
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,771
Coty, Inc. 6.625% 7/15/2030 (a)	695	690
Coty, Inc. 5.60% 1/15/2031 (a)	5,421	5,251
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,230
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,366
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,861
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	543
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,720
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,684
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,825
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,343
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	12,914
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,737
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,401
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,872
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,002
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,742
Philip Morris International, Inc. 4.75% 11/1/2031	830	834
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,690
Walmart, Inc. 4.90% 4/28/2035	1,013	1,028
Walmart, Inc. 4.50% 4/15/2053	1,416	1,226
		176,574
Materials 0.75%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,144
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,055
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	325
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,431
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,720
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,479
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,792
Celanese US Holdings, LLC 7.379% 7/15/2032	800	836
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,101
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	836
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,238
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	123
Dow Chemical Co. (The) 6.90% 5/15/2053	62	63
Dow Chemical Co. (The) 5.60% 2/15/2054	764	658
LYB International Finance III, LLC 5.125% 1/15/2031	469	470
American Funds Insurance Series — Page 192 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 5.50% 3/1/2034	USD745	$741
LYB International Finance III, LLC 5.875% 1/15/2036	6,646	6,672
LYB International Finance III, LLC 3.375% 10/1/2040	460	333
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	213
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	760
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,188
		82,800
Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,365
Boston Properties, LP 2.90% 3/15/2030	4,630	4,292
Boston Properties, LP 3.25% 1/30/2031	463	427
Boston Properties, LP 2.55% 4/1/2032	1,674	1,437
Boston Properties, LP 2.45% 10/1/2033	1,335	1,081
Boston Properties, LP 6.50% 1/15/2034	10,849	11,374
Boston Properties, LP 5.75% 1/15/2035	11,874	11,814
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,063
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,402
COPT Defense Properties, LP 2.90% 12/1/2033	564	478
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	395	357
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,911
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,347
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,608
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,881
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,008
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	656
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,102
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,844
Prologis, LP 4.875% 6/15/2028	1,040	1,053
Prologis, LP 4.75% 6/15/2033	1,409	1,399
Prologis, LP 5.125% 1/15/2034	6,175	6,245
Prologis, LP 5.00% 3/15/2034	360	361
Prologis, LP 5.25% 6/15/2053	117	109
Service Properties Trust 3.95% 1/15/2028	1,710	1,637
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,177
		71,428
Total corporate bonds and notes		3,618,915
Mortgage-backed obligations 30.97% Federal agency mortgage-backed obligations 24.03%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (c)	21	21
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (c)	8	8
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (c)	1,808	1,711
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (c)	91	86
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	1,573	1,489
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	650	615
Fannie Mae Pool #945680 6.00% 9/1/2037 (c)	311	321
Fannie Mae Pool #924866 5.39% 10/1/2037 (c)(d)	123	125
Fannie Mae Pool #988588 5.50% 8/1/2038 (c)	123	126
Fannie Mae Pool #889982 5.50% 11/1/2038 (c)	568	585
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (c)	131	132
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (c)	658	665
American Funds Insurance Series — Page 193 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (c)	USD489	$492
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	100,089	87,693
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	614	621
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	317	320
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	284	287
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	158	159
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (c)	38	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	1,506	1,415
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (c)	337	354
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (c)	650	611
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (c)	575	551
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (c)	114	109
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (c)	3,996	3,850
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (c)	287	273
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (c)	692	667
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (c)	31	29
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (c)	3,557	3,311
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (c)	1,702	1,636
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (c)	63	60
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (c)	1,934	1,904
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (c)	1,022	952
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (c)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (c)	5,128	4,617
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (c)	3,729	3,482
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (c)	16,373	15,721
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (c)	15,191	14,234
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (c)	9	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	390	366
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (c)	985	888
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (c)	684	619
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (c)	2,030	1,894
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (c)	16,384	15,694
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (c)	11,682	10,850
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (c)	3,139	2,911
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (c)	5,066	4,696
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (c)	23,238	21,683
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (c)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (c)	247	208
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (c)	4,565	3,923
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (c)	515	434
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (c)	39	33
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (c)	14,337	12,878
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (c)	4,910	4,434
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (c)	1,604	1,415
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (c)	913	770
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (c)	583	493
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (c)	899	794
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (c)	1,539	1,256
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (c)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (c)	16,182	13,630
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (c)	2,400	2,065
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (c)	831	715
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (c)	401	339
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (c)	56	47
American Funds Insurance Series — Page 194 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	USD281	$249
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (c)	855	721
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	236	202
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (c)	182	154
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (c)	171	144
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (c)	1,320	1,165
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (c)	1,722	1,392
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (c)	5,677	4,890
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (c)	1,049	886
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (c)	616	520
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (c)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (c)	13,755	12,363
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	992	808
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (c)	911	771
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (c)	960	847
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	6,221	5,069
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (c)	4,709	3,836
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (c)	40	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (c)	19,878	16,914
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (c)	1,469	1,239
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (c)	864	729
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (c)	60	53
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (c)	3,203	2,584
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (c)	688	555
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (c)	360	297
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (c)	4,755	4,076
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (c)	3,342	2,821
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (c)	335	270
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (c)	7,143	6,017
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (c)	1,632	1,374
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (c)	925	779
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (c)	8,335	6,724
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (c)	1,788	1,443
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (c)	543	438
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	27	22
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (c)	4,723	3,978
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (c)	4,444	3,743
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (c)	2,323	1,971
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (c)	410	346
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (c)	310	262
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (c)	165	139
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (c)	2,880	2,554
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (c)	343	305
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (c)	10,375	8,370
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (c)	1,689	1,363
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (c)	1,825	1,545
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (c)	1,720	1,449
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (c)	563	474
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (c)	459	386
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (c)	155	130
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (c)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (c)	26	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (c)	1,812	1,462
American Funds Insurance Series — Page 195 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (c)	USD472	$390
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (c)	1,344	1,132
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	744	626
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (c)	259	229
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (c)	183	162
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (c)	73	60
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (c)	8,268	7,084
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (c)	4,585	3,872
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	4,227	3,560
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (c)	2,263	1,906
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (c)	931	787
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (c)	531	448
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	405	348
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (c)	202	171
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (c)	1,890	1,671
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (c)	754	635
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (c)	188	159
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (c)	1,256	1,106
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	3,004	2,530
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (c)	1,879	1,587
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (c)	1,319	1,114
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	970	826
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (c)	458	388
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (c)	416	351
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (c)	295	250
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (c)	284	240
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (c)	52	44
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	7,127	5,750
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (c)	1,860	1,567
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (c)	304	256
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (c)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (c)	2,857	2,534
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (c)	4,217	3,419
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (c)	146	118
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	124	101
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (c)	1,945	1,638
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (c)	91	77
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (c)	816	722
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (c)	6,943	5,601
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (c)	5,808	4,685
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (c)	772	626
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (c)	31,260	26,329
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (c)	1,837	1,551
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (c)	1,546	1,302
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (c)	296	250
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (c)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (c)	1,773	1,437
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (c)	45	36
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (c)	5,895	4,965
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (c)	5,761	4,852
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (c)	4,206	3,547
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (c)	2,007	1,691
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (c)	1,861	1,570
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (c)	1,677	1,412
American Funds Insurance Series — Page 196 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (c)	USD1,092	$920
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (c)	1,070	901
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (c)	321	271
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (c)	882	782
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (c)	536	473
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (c)	14,168	11,445
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (c)	2,384	1,931
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (c)	765	618
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (c)	1,610	1,364
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (c)	834	706
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (c)	700	590
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (c)	482	407
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (c)	465	392
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (c)	30	25
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	30,480	27,375
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (c)	1,488	1,202
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (c)	1,195	968
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (c)	1,023	829
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (c)	833	673
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (c)	2,592	2,187
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (c)	1,650	1,398
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (c)	877	742
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (c)	620	525
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (c)	372	314
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (c)	33	28
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (c)	4,939	4,347
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	959	844
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (c)	5,389	4,348
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (c)	1,577	1,276
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (c)	713	577
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	30,478	25,669
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (c)	1,466	1,240
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (c)	160	136
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (c)	1,338	1,270
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (c)	237	225
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (c)	3,537	2,872
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (c)	19,803	16,731
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (c)	2,073	1,756
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (c)	986	836
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (c)	916	776
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (c)	6,159	5,418
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	29	23
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (c)	1,345	1,133
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (c)	929	784
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (c)	141	120
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (c)	126	111
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (c)	2,767	2,620
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (c)	10,846	9,136
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	2,821	2,380
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (c)	702	591
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (c)	478	403
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (c)	413	350
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (c)	129	109
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (c)	2,749	2,726
American Funds Insurance Series — Page 197 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (c)	USD4,011	$3,530
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	508	507
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (c)	429	363
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (c)	95	84
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	242	235
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (c)	56	55
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (c)	7,550	7,534
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	8,634	6,999
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (c)	9,070	8,795
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	2,485	2,414
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (c)	2,212	2,194
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	2,589	2,613
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	2,391	2,414
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	202	210
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (c)	725	703
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (c)	131	130
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (c)	28	29
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (c)	559	491
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (c)	19,275	19,154
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (c)	654	553
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (c)	290	275
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (c)	143	142
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (c)	3,492	3,530
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (c)	342	347
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	668	687
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (c)	614	595
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (c)	14,075	13,956
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (c)	76	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (c)	895	904
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (c)	5,343	5,497
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (c)	2,720	2,704
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (c)	2,106	2,088
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	5,149	5,195
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (c)	5,779	5,919
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (c)	597	525
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (c)	2,758	2,672
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	5,552	5,601
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (c)	4,227	4,253
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (c)	306	309
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	3,219	3,298
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	2,081	2,138
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,533	1,578
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (c)	5,795	4,691
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (c)	3,461	2,924
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (c)	145	122
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (c)	18,596	17,983
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (c)	87	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	2,997	3,022
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (c)	5,919	6,172
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	16,022	16,157
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (c)	11,225	11,331
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (c)	5,633	5,687
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (c)	479	486
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (c)	3,806	3,892
American Funds Insurance Series — Page 198 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (c)	USD11,516	$11,931
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (c)	11,188	11,289
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (c)	6,030	6,087
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (c)	107	109
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (c)	965	886
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (c)	53,767	53,228
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (c)	1,656	1,721
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	23	23
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	1,775	1,789
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (c)	618	648
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (c)	3,890	4,079
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	946	979
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (c)	2,790	2,702
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (c)	2,238	2,253
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	1,562	1,575
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (c)	5,725	5,890
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (c)	1,386	1,419
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (c)	4,351	4,574
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (c)	13,519	13,095
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (c)	16,399	16,525
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (c)	1,380	1,389
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (c)	4,206	4,327
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (c)	2,832	2,899
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (c)	1,348	1,375
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (c)	3,200	3,360
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	4,576	4,640
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	4,400	4,542
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (c)	505	509
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (c)	294	300
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (c)	134	137
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (c)	2,307	2,321
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (c)	1,758	1,790
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (c)	16,221	16,781
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	1,109	1,138
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (c)	983	1,006
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	8,896	9,267
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (c)	1,543	1,597
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (c)	6,516	6,594
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (c)	1,374	1,396
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (c)	19,747	20,140
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (c)	4,410	4,559
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	1,974	2,036
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	1,656	1,689
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (c)	1,148	1,181
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (c)	1,114	1,142
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	857	875
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (c)	313	319
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	13,491	14,054
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	3,729	3,874
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	2,212	2,312
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (c)	126	127
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (c)	32,519	33,194
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	1,051	1,073
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	662	675
American Funds Insurance Series — Page 199 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	USD202	$208
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	89	91
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	87	89
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (c)	1,990	2,074
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (c)	1,605	1,671
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (c)	72	74
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (c)	3,041	3,058
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (c)	1,592	1,617
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (c)	1,168	1,188
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	333	339
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	199	203
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	164	167
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (c)	81	84
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (c)	224	231
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (c)	689	703
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	3,941	3,963
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (c)	2,738	2,793
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (c)	1,929	2,029
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (c)	240	232
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (c)	88	85
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (c)	31	30
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (c)	3,565	3,664
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (c)	1,362	1,397
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (c)	384	392
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	267	273
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (c)	224	230
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (c)	625	647
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (c)	1,638	1,648
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	962	987
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (c)	369	377
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (c)	1,540	1,597
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (c)	1,096	1,141
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (c)	2,268	2,191
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	2,503	2,517
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (c)	10,108	10,311
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	424	426
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (c)	4,189	4,272
Fannie Mae Pool #190445 6.50% 3/1/2055 (c)	2,809	2,906
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (c)	569	589
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	4,044	4,125
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	255	260
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	255	260
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (c)	997	1,051
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (c)	91	95
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (c)	265	262
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	3,921	4,000
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	764	804
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (c)	8,879	8,928
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (c)	424	426
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	8,616	8,787
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (c)	3,991	4,072
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (c)	1,682	1,741
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (c)	1,433	1,483
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	4,974	5,001
American Funds Insurance Series — Page 200 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (c)	USD3,865	$3,919
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	2,060	2,122
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	236	241
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (c)	1,807	1,902
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	328	345
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (c)	1,683	1,692
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (c)	9,979	10,178
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (c)	15,998	16,836
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (c)	116	107
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (c)	444	469
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (c)	9,110	8,314
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (c)	6,744	6,146
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (c)	14,259	12,413
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	17,106	14,807
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	938	906
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (c)	4,403	3,974
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (c)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (c)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.312% 2/25/2042 (c)(d)	14	14
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (c)	33	32
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (c)	545	539
Freddie Mac Pool #A15120 5.50% 10/1/2033 (c)	32	33
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (c)	29	27
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (c)	2,252	2,132
Freddie Mac Pool #G05196 5.50% 10/1/2038 (c)	34	35
Freddie Mac Pool #G05267 5.50% 12/1/2038 (c)	26	27
Freddie Mac Pool #G06020 5.50% 12/1/2039 (c)	48	49
Freddie Mac Pool #G05860 5.50% 2/1/2040 (c)	160	165
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (c)	1,685	1,490
Freddie Mac Pool #A93948 4.50% 9/1/2040 (c)	121	120
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (c)	5,008	4,390
Freddie Mac Pool #G06868 4.50% 4/1/2041 (c)	119	118
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (c)	8,647	7,605
Freddie Mac Pool #G06841 5.50% 6/1/2041 (c)	269	277
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (c)	14,151	13,037
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (c)	52	45
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (c)	84	75
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (c)	743	709
Freddie Mac Pool #G08789 4.00% 11/1/2047 (c)	457	440
Freddie Mac Pool #G61733 3.00% 12/1/2047 (c)	3,741	3,392
Freddie Mac Pool #G67709 3.50% 3/1/2048 (c)	9,642	9,039
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	705	676
Freddie Mac Pool #G61628 3.50% 9/1/2048 (c)	226	212
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (c)	915	879
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (c)	485	451
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (c)	1,410	1,310
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (c)	7,783	7,245
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (c)	21,049	18,970
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (c)	4,277	3,678
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (c)	26	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	273	243
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (c)	1,726	1,458
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (c)	61	51
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (c)	1,640	1,455
American Funds Insurance Series — Page 201 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (c)	USD5,097	$4,390
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	1,166	984
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (c)	54	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (c)	24	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (c)	1,817	1,531
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (c)	914	777
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (c)	622	548
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (c)	1,662	1,345
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (c)	394	324
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	93	76
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (c)	108	91
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	59,693	48,571
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (c)	1,696	1,370
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (c)	2,190	1,844
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (c)	2,122	1,723
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (c)	215	181
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (c)	154	129
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (c)	1,764	1,423
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (c)	1,721	1,389
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	1,541	1,243
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,198	980
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (c)	1,030	913
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (c)	1,868	1,507
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (c)	2,204	1,894
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (c)	65	55
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (c)	56	47
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (c)	269	217
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (c)	1,851	1,560
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (c)	533	451
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	5,355	4,801
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (c)	740	601
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (c)	9,393	8,042
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (c)	7,272	6,125
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (c)	2,070	1,743
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (c)	1,763	1,489
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (c)	855	720
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (c)	438	369
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (c)	1,800	1,584
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (c)	946	839
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (c)	352	284
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (c)	1,819	1,536
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (c)	6,009	5,328
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (c)	1,683	1,503
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (c)	1,979	1,827
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (c)	2,184	1,766
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (c)	2,569	2,164
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	1,286	1,107
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (c)	99	84
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (c)	1,069	949
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (c)	515	454
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (c)	1,613	1,307
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (c)	771	625
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (c)	399	322
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	4,920	4,153
American Funds Insurance Series — Page 202 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (c)	USD2,458	$2,070
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (c)	1,051	888
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (c)	978	825
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (c)	615	518
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (c)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (c)	18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (c)	3,924	3,315
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (c)	2,494	2,114
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (c)	650	547
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (c)	478	404
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (c)	453	384
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (c)	9	7
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	3,680	3,287
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (c)	609	536
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (c)	1,548	1,251
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (c)	979	790
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (c)	788	639
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (c)	954	806
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (c)	674	568
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (c)	380	321
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (c)	217	184
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (c)	158	134
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (c)	57	49
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	586	542
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (c)	2,170	1,756
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (c)	1,723	1,397
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (c)	1,186	957
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (c)	879	710
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (c)	817	660
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (c)	472	381
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (c)	163	131
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (c)	990	835
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (c)	763	646
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (c)	684	579
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (c)	66	56
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (c)	1,205	976
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (c)	1,626	1,369
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (c)	530	448
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (c)	248	209
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (c)	212	180
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (c)	188	159
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (c)	118	100
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (c)	114	96
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (c)	1,598	1,353
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (c)	347	293
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	40,135	35,357
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (c)	3,441	3,031
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	45	40
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	738	678
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (c)	96	101
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	62,519	53,035
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (c)	8,205	6,910
Freddie Mac Pool #SD4074 2.50% 7/1/2052 (c)	1,897	1,598
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (c)	841	708
American Funds Insurance Series — Page 203 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (c)	USD457	$386
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (c)	180	151
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (c)	4,082	3,596
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (c)	814	718
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (c)	1,524	1,512
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (c)	85	69
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (c)	182	154
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (c)	522	465
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	70	68
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (c)	3,787	3,335
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	304	295
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (c)	281	273
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	71	69
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	45	44
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	29	28
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (c)	5,389	5,465
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (c)	14,934	14,315
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (c)	5,156	4,941
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (c)	15,262	14,800
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (c)	3,398	3,375
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,899	1,915
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (c)	60	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (c)	35	36
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (c)	992	873
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (c)	960	909
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (c)	1,012	1,046
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (c)	14,389	13,950
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (c)	180	178
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (c)	2,040	2,022
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (c)	34,808	35,174
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (c)	21,233	21,441
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (c)	10,880	11,169
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (c)	182	176
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (c)	4,179	4,157
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (c)	502	498
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (c)	7,645	7,580
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	7,120	7,183
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (c)	2,895	2,934
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	2,002	2,013
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (c)	11,210	11,514
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (c)	5,068	5,025
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	11,754	11,855
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	2,588	2,656
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (c)	1,305	1,340
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	545	568
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	486	507
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	463	487
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	451	476
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	312	330
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	269	283
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	166	172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	148	158
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (c)	65	61
American Funds Insurance Series — Page 204 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (c)	USD237	$234
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	6,730	6,793
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (c)	454	460
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (c)	7,148	7,363
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (c)	2,163	2,181
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (c)	2,130	2,149
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (c)	1,719	1,732
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (c)	1,324	1,337
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (c)	1,246	1,284
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (c)	954	988
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	39,864	41,292
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (c)	753	746
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (c)	11,373	11,653
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (c)	2,621	2,715
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (c)	16,739	16,901
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	10,561	11,031
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (c)	1,400	1,453
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	29	30
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (c)	4,274	4,379
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (c)	2,560	2,647
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (c)	481	499
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	667	671
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (c)	4,077	4,173
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (c)	2,992	3,062
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (c)	3,932	4,097
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	351	353
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	2,189	2,220
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	1,548	1,560
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (c)	6,533	6,716
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	4,161	4,295
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (c)	1,755	1,815
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (c)	1,482	1,523
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (c)	131	134
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (c)	19	20
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (c)	4,696	4,931
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (c)	1,810	1,788
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (c)	34,226	34,706
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (c)	4,414	4,495
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	2,327	2,374
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (c)	4,900	5,100
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (c)	2,572	2,599
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (c)	899	915
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (c)	21,299	21,924
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	91	93
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (c)	4,916	5,140
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (c)	1,735	1,755
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (c)	18,401	18,777
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (c)	11,705	12,158
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	2,475	2,533
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (c)	669	689
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	161	165
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (c)	5,299	5,485
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (c)	2,023	2,114
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (c)	1,814	1,803
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (c)	USD1,270	$1,255
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (c)	1,244	1,236
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	6,887	7,027
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,939	1,984
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	457	467
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	123	127
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (c)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	10,617	11,060
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (c)	8,820	9,188
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	5,067	5,243
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (c)	3,610	3,786
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (c)	2,449	2,553
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (c)	1,565	1,628
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (c)	800	830
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (c)	6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (c)	3,968	4,101
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	350	359
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	209	217
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	208	215
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	180	184
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	127	130
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (c)	34	34
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (c)	18	19
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (c)	3,824	3,974
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (c)	2,064	2,140
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (c)	1,448	1,504
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (c)	908	939
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (c)	873	912
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	893	898
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (c)	143	147
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (c)	46	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (c)	20	20
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (c)	4,125	4,277
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (c)	112	116
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (c)	4,548	4,396
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (c)	2,518	2,487
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (c)	10,252	10,318
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	9,641	9,696
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (c)	2,567	2,622
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (c)	3,277	3,237
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	239	240
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (c)	13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (c)	194	199
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (c)	610	631
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (c)	1,879	1,975
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (c)	1,211	1,217
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	2,022	2,090
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (c)	1,190	1,214
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	1,060	1,090
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (c)	459	468
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (c)	4,613	4,850
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (c)	4,476	4,335
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	2,366	2,414
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (c)	USD1,571	$1,613
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	3,624	3,697
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (c)	5,227	5,407
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	5,950	6,069
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (c)	699	713
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (c)	998	1,054
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	516	546
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (c)	186	184
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (c)	4,814	4,841
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	2,676	2,729
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (c)	840	830
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (c)	819	861
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (c)	32	34
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (c)	3,860	3,812
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (c)	11,213	11,275
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	35,570	36,279
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (c)	585	598
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (c)	1,865	1,930
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (c)	810	852
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	6,736	6,870
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (c)	680	694
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (c)	10,600	11,146
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (c)	17,817	18,176
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (c)	1,938	2,041
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (c)	1,815	1,825
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (c)	935	858
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (c)	31	32
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (c)	85	88
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (c)(d)	3,461	3,460
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (c)	75	66
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (c)	67	59
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(d)	5,116	4,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,270	1,230
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	7,062	6,840
Government National Mortgage Assn. 2.50% 4/1/2056 (c)(e)	4,300	3,700
Government National Mortgage Assn. 5.00% 4/1/2056 (c)(e)	135	134
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (c)	8,662	8,239
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (c)	23	23
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (c)	3,530	3,492
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (c)	7,967	7,437
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	1,809	1,497
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	3,612	2,989
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,811	2,326
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	6,389	5,286
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (c)	7,125	6,121
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	2,659	2,265
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (c)	26	22
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	2,567	2,205
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (c)	948	784
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (c)	9,183	7,597
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (c)	3,771	3,249
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	3,231	2,776
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	210	187
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	26	22
American Funds Insurance Series — Page 207 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	USD162	$145
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	32	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	4,328	4,005
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (c)	4,469	4,000
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	3,698	3,419
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	19,896	18,369
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (c)	7,061	6,685
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	4,944	4,686
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (c)	3,161	3,077
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	11,275	10,954
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (c)	2,873	2,859
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	7,255	7,053
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	12,100	11,747
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (c)	76	63
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	1,682	1,584
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (c)	1,570	1,520
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (c)	3,158	3,184
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	1,861	1,877
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	7,220	7,280
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	9,704	9,780
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	2,813	2,834
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	1,419	1,055
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (c)(e)	3,253	2,993
Uniform Mortgage-Backed Security 2.00% 5/1/2041 (c)(e)	2,592	2,385
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (c)(e)	36,146	29,123
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (c)(e)	9,815	9,862
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (c)(e)	7,861	8,133
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (c)(e)	35,002	28,186
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (c)(e)	5,326	4,477
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (c)(e)	37,927	35,762
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (c)(e)	4,091	4,229
		2,659,538
Commercial mortgage-backed securities 3.54%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (a)(c)(d)	11,443	11,490
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(c)	11,892	11,335
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.364% 7/15/2041 (a)(c)(d)	1,251	1,253
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (c)	770	757
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (c)	100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (c)(d)	684	724
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (c)(d)	500	527
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (c)	3,537	3,663
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (c)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (c)	1,018	965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (c)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (c)	2,541	2,501
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (c)(d)	781	778
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (c)(d)	3,361	3,488
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (c)(d)	2,174	2,247
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (c)(d)	2,774	2,880
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (c)(d)	7,780	8,055
BX Commercial Mortgage Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.534% 11/15/2036 (a)(c)(d)	10,670	10,667
American Funds Insurance Series — Page 208 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.037% 11/15/2038 (a)(c)(d)	USD253	$253
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.287% 11/15/2038 (a)(c)(d)	75	75
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.637% 11/15/2038 (a)(c)(d)	113	113
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (a)(c)(d)	2,183	2,186
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 4/15/2037 (a)(c)(d)	2,403	2,405
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (a)(c)(d)	7,455	7,451
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(c)(d)	8,462	8,463
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(c)(d)	26,909	26,903
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (a)(c)(d)	7,147	7,163
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (a)(c)(d)	28,535	28,716
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(c)(d)	25,957	25,923
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (a)(c)(d)	1,514	1,516
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (a)(c)(d)	5,461	5,429
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	19,044	19,423
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (c)	158	157
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(c)(d)	8,924	8,993
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(c)	966	985
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(c)	1,121	1,135
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(c)(d)	862	872
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (c)	200	198
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(c)(d)	7,301	7,376
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(c)(d)	9,486	9,498
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (c)(d)	2,432	2,473
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (a)(c)(d)	1,508	1,509
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	10,443	10,529
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (c)	400	394
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (c)	100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (c)	1,536	1,409
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(c)(d)	8,260	8,265
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(d)	1,478	1,490
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(d)	24,720	25,316
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (a)(c)(d)	28,416	28,381
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (c)	640	632
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(c)	6,854	5,982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (c)(d)	2,040	2,024
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (a)(c)(d)	11,947	11,940
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (c)	59	58
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (c)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(c)(d)	4,409	4,393
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (a)(c)(d)	3,848	3,840
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(c)	4,065	3,620
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (a)(c)(d)	26,882	26,588
American Funds Insurance Series — Page 209 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (c)	USD2,550	$2,538
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (c)	1,019	968
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (c)(d)	5,667	5,890
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (c)	205	204
		391,552
Collateralized mortgage-backed obligations (privately originated) 3.40%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	1,390	1,269
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(c)	38	37
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(c)	3,413	3,326
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(c)	11,018	10,728
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	507	478
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	126	124
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(c)	609	557
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(c)	6,801	6,839
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	1,717	1,713
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	12,282	12,004
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	4,787	4,529
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	90	86
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	927	843
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (a)(c)(d)	1,887	1,923
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (a)(c)(d)	943	947
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (a)(c)(d)	426	426
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 1/25/2044 (a)(c)(d)	1,934	1,934
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (a)(c)(d)	507	512
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (a)(c)(d)	163	164
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 2/25/2044 (a)(c)(d)	1,053	1,055
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (a)(c)(d)	768	767
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (a)(c)(d)	1,274	1,275
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (a)(c)(d)	1,845	1,843
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (a)(c)(d)	2,619	2,618
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2045 (a)(c)(d)	4,173	4,177
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (a)(c)(d)	16,110	16,201
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (a)(c)(d)	12,666	12,704
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	1,597	1,332
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(c)(d)	1,758	1,466
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (a)(c)(d)	5,994	6,085
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (a)(c)(d)	90	90
American Funds Insurance Series — Page 210 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.362% 9/25/2042 (a)(c)(d)	USD1,519	$1,567
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (a)(c)(d)	1,826	1,826
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2044 (a)(c)(d)	8,543	8,542
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.112% 10/25/2044 (a)(c)(d)	853	853
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (a)(c)(d)	1,934	1,937
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2045 (a)(c)(d)	4,287	4,284
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(c)	3,268	3,293
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	1,487	1,365
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(c)	634	619
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(c)	3,610	3,543
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(c)	12,597	12,707
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	481	486
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.592% 7/25/2066 (a)(c)(d)	2,895	2,899
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(c)	579	580
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(c)	1,764	1,766
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(c)(d)	1,722	1,580
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(c)	14,762	14,760
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)	2,950	2,949
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.64% 3/25/2053 (a)(c)(d)	2,159	2,163
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.703% 4/25/2053 (a)(c)(d)	1,646	1,640
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(c)(d)	9,991	9,926
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(c)	4,760	4,788
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(c)	2,461	2,475
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(c)	5,366	5,412
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(c)	5,008	5,060
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(c)	13,037	13,156
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(c)	3,894	3,893
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(c)	14,844	14,965
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(c)(d)	7,118	7,079
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.434% 1/25/2066 (a)(c)(d)	11,938	11,938
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	1,220	1,084
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(c)	1,074	1,059
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(c)(d)	1,044	996
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(c)	14,256	13,445
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(c)	4,038	3,821
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(c)	2,885	2,793
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (a)(c)(d)	6,364	6,365
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(c)(d)	10,125	9,614
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(c)	6,605	6,033
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (a)(c)(d)	2,928	2,916
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)(g)	1,368	1,313
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(c)	5,014	4,972
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(c)	8,559	8,501
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(c)	7,423	7,323
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(c)	3,326	3,261
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(c)	4,136	4,103
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(c)	10,970	11,068
American Funds Insurance Series — Page 211 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(c)	USD4,955	$4,999
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(c)	10,502	10,567
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	3,506	3,514
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(c)	18,159	18,230
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)	4,162	4,160
		376,240
Total mortgage-backed obligations		3,427,330
U.S. Treasury bonds & notes 26.98% U.S. Treasury 26.31%
U.S. Treasury 3.625% 5/15/2026	1,926	1,926
U.S. Treasury 4.625% 6/30/2026	198	198
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 4.625% 11/15/2026	3,589	3,608
U.S. Treasury 4.00% 1/15/2027	3,741	3,749
U.S. Treasury 1.875% 2/28/2027	4,000	3,933
U.S. Treasury 2.625% 5/31/2027	43,530	42,949
U.S. Treasury 6.125% 11/15/2027	24,000	24,874
U.S. Treasury 3.375% 11/30/2027	241	239
U.S. Treasury 1.125% 2/29/2028	9,895	9,409
U.S. Treasury 3.375% 2/29/2028	48,572	48,195
U.S. Treasury 4.00% 2/29/2028	4,750	4,767
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 3.875% 3/31/2028	486,502	487,262
U.S. Treasury 1.00% 7/31/2028	5,630	5,281
U.S. Treasury 5.25% 11/15/2028	5,700	5,904
U.S. Treasury 2.625% 2/15/2029	21,260	20,574
U.S. Treasury 3.50% 3/15/2029	196,696	194,998
U.S. Treasury 2.375% 5/15/2029	4,070	3,898
U.S. Treasury 4.00% 7/31/2029	334	336
U.S. Treasury 3.875% 12/31/2029	44,049	44,035
U.S. Treasury 3.75% 5/31/2030	13,300	13,222
U.S. Treasury 4.125% 8/31/2030	11,215	11,304
U.S. Treasury 3.625% 9/30/2030	90,415	89,306
U.S. Treasury 4.875% 10/31/2030	92,133	95,736
U.S. Treasury 3.50% 2/28/2031	216,815	212,632
U.S. Treasury 3.875% 3/31/2031	218,766	218,091
U.S. Treasury 4.125% 10/31/2031	1,408	1,416
U.S. Treasury 4.125% 11/30/2031	985	990
U.S. Treasury 4.125% 11/15/2032	114	114
U.S. Treasury 4.25% 3/31/2033	91,134	91,768
U.S. Treasury 4.375% 5/15/2034	100	101
U.S. Treasury 4.25% 8/15/2035	44,038	43,880
U.S. Treasury 4.125% 2/15/2036 (h)	320,937	315,947
U.S. Treasury 4.25% 5/15/2039	125,497	121,752
U.S. Treasury 1.375% 11/15/2040	24,540	15,801
U.S. Treasury 1.875% 2/15/2041	24,272	16,814
U.S. Treasury 4.75% 2/15/2041	75,066	75,441
U.S. Treasury 2.00% 11/15/2041	57	39
U.S. Treasury 2.375% 2/15/2042	2,701	1,968
U.S. Treasury 3.25% 5/15/2042	10,848	8,938
U.S. Treasury 4.875% 8/15/2045	13,819	13,769
U.S. Treasury 4.625% 2/15/2046	154,068	148,519
American Funds Insurance Series — Page 212 of 332

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2/15/2049	USD124,633	$90,982
U.S. Treasury 2.875% 5/15/2049	19,228	13,667
U.S. Treasury 2.875% 5/15/2052	990	686
U.S. Treasury 4.00% 11/15/2052	7,328	6,295
U.S. Treasury 4.125% 8/15/2053	213	187
U.S. Treasury 4.625% 11/15/2055 (h)	386,408	369,019
U.S. Treasury 4.75% 2/15/2056	28,012	27,314
		2,912,118
U.S. Treasury inflation-protected securities 0.67%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	6,129	6,183
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	3,544	3,559
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	7,755	7,423
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	1,181	1,176
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	— (j)	— (j)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	2,326	2,048
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	57,915	53,772
		74,161
Total U.S. Treasury bonds & notes		2,986,279
Asset-backed obligations 3.90% Other asset-backed securities 2.34%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(c)	9,848	9,868
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	2,068	2,072
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(c)	6,736	6,658
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(c)	4,662	4,660
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(c)	3,920	3,959
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(c)	70	69
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(c)	2,849	2,704
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(c)	328	313
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	467	469
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(c)	5,661	5,655
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	10,251	10,408
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(c)	13,033	12,306
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(c)	5,095	4,781
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(c)	572	562
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	18,146	15,350
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(c)	1,870	1,534
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(c)	3,362	2,108
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(c)	364	235
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	5,880	4,773
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(c)	1,898	1,177
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(c)	14,699	14,719
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(c)	6,447	6,377
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(c)	2,950	2,957
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(c)	1,310	1,234
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(c)	2,644	2,491
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(c)	240	222
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(c)	217	203
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(c)	1,266	1,194
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(c)	960	881
American Funds Insurance Series — Page 213 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(c)	USD107	$96
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(c)	1,561	1,503
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(c)	5,830	5,453
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(c)	1,608	1,514
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(c)	1,355	1,261
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(c)	8,768	8,706
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(c)	316	316
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	4,921	4,943
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(c)	2,960	2,811
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	50,765	42,711
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	3,016	3,032
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(c)	5,297	5,316
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(c)	2,314	2,322
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(c)	4,272	4,389
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(c)	1,647	1,673
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	1,010	1,012
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(c)	1,668	1,678
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(c)	4,558	4,564
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(c)	909	916
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(c)	1,920	1,899
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(c)	4,023	4,036
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(c)	395	396
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(c)	595	596
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(c)	2,040	1,936
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(c)	376	359
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(c)	1,746	1,660
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(c)	630	618
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(c)	89	88
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(c)	404	395
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(c)	467	456
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(c)	659	642
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	1,644	1,577
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(c)	605	583
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(c)	1,306	1,232
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(c)	4,304	4,049
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(c)	240	226
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(c)	3,640	3,438
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(c)	2,973	2,846
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(c)	89	81
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(c)	6,859	6,457
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(c)	2,407	2,227
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(c)	234	216
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(c)	566	569
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056% 12/25/2046 (a)(c)	2,330	2,341
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(c)	5,380	5,448
		258,526
Auto loan 1.11%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (c)	207	208
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(c)	2,871	2,853
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(c)	443	440
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(c)	161	160
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(c)	6,724	6,809
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(c)	1,348	1,359
American Funds Insurance Series — Page 214 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(c)	USD5,059	$5,220
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(c)	4,665	4,774
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (c)	62	62
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(c)	353	355
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(c)	584	587
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(c)	799	810
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	126	126
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(c)	922	924
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	5,267	5,280
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(c)	818	819
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(c)	5,912	5,942
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	117	117
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (c)	148	147
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (c)	758	772
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (c)	380	384
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(c)	1,014	1,085
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (c)	322	323
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (c)	597	603
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(c)	4,218	4,264
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(c)	5,833	5,840
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(c)	475	478
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(c)	507	518
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	1,497	1,501
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(c)	873	880
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (c)	202	204
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (c)	320	324
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(c)	4,815	4,902
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(c)	2,703	2,776
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(c)	3,984	4,125
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(c)	1,600	1,605
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(c)	948	969
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(c)	165	166
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(c)	1,174	1,152
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	17,770	17,526
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(c)	1,264	1,246
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(c)	859	848
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(c)	3,007	3,051
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (c)	33	33
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (c)	188	188
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (c)	61	61
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (c)	160	162
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(c)	134	134
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(c)	848	852
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(c)	1,361	1,366
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(c)	3,223	3,260
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(c)	714	724
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(c)	553	557
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(c)	483	494
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(c)	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (c)	550	556
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (c)	244	245
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (c)	20	20
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (c)	657	661
American Funds Insurance Series — Page 215 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(c)	USD237	$238
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(c)	361	366
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(c)	188	189
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(c)	2,219	2,232
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(c)	1,236	1,259
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	8,448	8,510
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	7,633	7,684
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (c)	130	131
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (c)	232	235
		122,816
Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	13,550	13,564
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	2,456	2,457
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	2,416	2,415
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(c)	8,461	8,498
		26,934
Student loan 0.21%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.772% 3/15/2057 (a)(c)(d)	14,043	14,028
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(c)	130	123
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)	2,184	2,083
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(c)	4,996	4,735
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.53% 4/20/2062 (a)(c)(d)	1,666	1,658
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.043% 7/25/2051 (a)(c)(d)	133	133
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.222% 11/15/2052 (a)(c)(d)	580	587
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(c)	525	536
		23,883
Total asset-backed obligations		432,159
Bonds & notes of governments & government agencies outside the U.S. 1.80% Mexico 1.24%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,715
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,081
United Mexican States 6.00% 5/13/2030	2,960	3,062
United Mexican States 6.00% 5/7/2036	32,486	32,353
United Mexican States 6.875% 5/13/2037	3,200	3,360
United Mexican States 7.375% 5/13/2055	14,311	15,070
		137,641
Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,751
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,812
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	28,888
		50,451
American Funds Insurance Series — Page 216 of 332

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Dominican Republic 0.08%	Principal amount (000)	Value (000)
Dominican Republic(Government of) 5.95% 1/25/2027 (a)	USD8,100	$8,162
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	705
		8,867
Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	584
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	831
		1,415
Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	453
Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026	285	285
Total bonds & notes of governments & government agencies outside the U.S.		199,112
Municipals 1.53% California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,414
Illinois 1.34%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	31,050	29,403
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	8,945	8,548
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,034
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,652
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	104,755
		148,466
Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,789
New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,612
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,129
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	444
		3,185
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/ 2052	4,075	2,837
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,480	4,416
Total municipals		169,107
American Funds Insurance Series — Page 217 of 332

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.11%	Principal amount (000)	Value (000)
Federal National Mortgage Association 2.125% 4/24/2026 (h)	USD11,910	$11,897
Loans 0.05% Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(d)(g)(k)	5,804	5,804
Total bonds, notes & other debt instruments (cost: $11,028,768,000)		10,850,603
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares (a)	555	13
FORESEA Holding SA, Class B (a)	61	1
		14
Total common stocks (cost: $8,000)		14
Short-term securities 1.42% Money market investments 1.42%
Capital Group Central Cash Fund 3.71% (l)(m)	1,569,965	156,981
Total short-term securities (cost: $156,981,000)		156,981
Total investment securities 99.46% (cost: $11,185,757,000)		11,007,598
TBA sale commitments (2.20)% Mortgage-backed obligations (2.20)% Federal agency mortgage-backed obligations (2.20)%	Principal amount (000)
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (c)(e)	USD(45,364)	(38,148)
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (c)(e)	(35,527)	(31,211)
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (c)(e)	(66,983)	(61,415)
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (c)(e)	(52,094)	(49,164)
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (c)(e)	(61,601)	(59,460)
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (c)(e)	(3,775)	(3,723)
Total TBA sale commitments (proceeds: $246,506,000)		(243,121)
Other assets less liabilities 2.74%		302,335
Net assets 100.00%		$11,066,812
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,806	$(116)
3 Month SOFR Futures	Long	5,507	3/17/2027	1,326,705	788
2 Year U.S. Treasury Note Futures	Long	9,043	7/6/2026	1,875,928	(9,221)
5 Year U.S. Treasury Note Futures	Long	7,597	7/6/2026	821,841	(9,424)
10 Year Italy Government Bond Futures	Long	326	6/10/2026	43,815	(2,043)
American Funds Insurance Series — Page 218 of 332

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
10 Year Euro-Bund Futures	Short	629	6/10/2026	USD(91,162)	$2,493
10 Year U.S. Treasury Note Futures	Long	2,488	6/30/2026	276,285	391
10 Year Ultra U.S. Treasury Note Futures	Long	1,023	6/30/2026	116,126	631
20 Year U.S. Treasury Bond Futures	Long	449	6/30/2026	51,130	(1,492)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,060	6/30/2026	356,681	(10,381)
					$(28,374)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	27,002	JPY	4,230,230	Citibank	4/15/2026	$310
JPY	3,901,364	EUR	21,408	Citibank	4/15/2026	(146)
USD	18,941	JPY	2,976,030	Standard Chartered Bank	4/16/2026	160
JPY	2,976,030	USD	18,879	RBC Capital Markets	4/16/2026	(99)
USD	17,427	EUR	14,926	JPMorgan Chase	4/21/2026	157
BRL	24,015	USD	4,586	Citibank	4/22/2026	30
USD	52,109	EUR	45,114	Barclays Bank PLC	4/22/2026	(93)
						$319
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	$779	$—	$779
SOFR	Annual	3.34%	Annual	10/3/2027	106,170	537	—	537
SOFR	Annual	3.2715%	Annual	10/17/2027	43,510	267	—	267
3.998%	Annual	SOFR	Annual	12/4/2028	40,040	416	—	416
SOFR	Annual	3.945%	Annual	5/31/2029	20,090	(218)	—	(218)
SOFR	Annual	3.3125%	Annual	10/7/2029	11,993	107	—	107
SOFR	Annual	3.455%	Annual	10/7/2029	12,103	51	—	51
SOFR	Annual	3.4445%	Annual	10/7/2029	6,052	25	—	25
SOFR	Annual	3.4805%	Annual	10/7/2029	6,052	20	—	20
SOFR	Annual	3.551%	Annual	10/7/2029	12,103	13	—	13
SOFR	Annual	3.543%	Annual	10/7/2029	6,052	8	—	8
SOFR	Annual	3.552%	Annual	10/7/2029	4,000	4	—	4
SOFR	Annual	3.9195%	Annual	11/15/2029	8,240	(94)	—	(94)
SOFR	Annual	3.763%	Annual	12/12/2029	11,790	(73)	—	(73)
SOFR	Annual	3.4415%	Annual	2/28/2030	18,470	95	—	95
SOFR	Annual	3.797%	Annual	3/31/2030	2,774	(12)	—	(12)
American Funds Insurance Series — Page 219 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	$(22)	$—	$(22)
SOFR	Annual	3.796%	Annual	3/31/2030	5,301	(22)	—	(22)
SOFR	Annual	3.7815%	Annual	3/31/2030	10,484	(37)	—	(37)
SOFR	Annual	3.6065%	Annual	5/12/2030	9,910	(7)	—	(7)
SOFR	Annual	3.338%	Annual	8/31/2030	25,180	258	—	258
SOFR	Annual	3.2175%	Annual	9/18/2030	15,786	247	—	247
SOFR	Annual	3.2385%	Annual	9/18/2030	8,168	121	—	121
SOFR	Annual	3.2145%	Annual	9/18/2030	3,938	62	—	62
SOFR	Annual	3.2155%	Annual	9/18/2030	3,938	62	—	62
SOFR	Annual	3.237%	Annual	10/24/2030	26,480	404	—	404
SOFR	Annual	3.563%	Annual	2/2/2031	11,110	23	—	23
3.403%	Annual	SOFR	Annual	6/17/2031	19,345	(187)	—	(187)
SOFR	Annual	3.482%	Annual	10/2/2032	5,002	60	—	60
SOFR	Annual	3.34%	Annual	10/24/2032	19,580	401	—	401
SOFR	Annual	3.50061%	Annual	11/3/2032	27,360	308	—	308
SOFR	Annual	3.628%	Annual	1/14/2033	68,070	305	—	305
SOFR	Annual	3.577%	Annual	1/31/2033	17,850	135	—	135
SOFR	Annual	3.61832%	Annual	1/31/2033	16,500	78	—	78
SOFR	Annual	3.67958%	Annual	1/31/2033	16,500	19	—	19
SOFR	Annual	3.6715%	Annual	3/23/2033	38,600	93	—	93
SOFR	Annual	3.821%	Annual	3/31/2033	38,440	(259)	—	(259)
SOFR	Annual	3.6025%	Annual	1/8/2034	16,295	162	—	162
SOFR	Annual	3.648%	Annual	10/2/2035	20,270	294	—	294
SOFR	Annual	3.6775%	Annual	10/8/2035	20,240	248	—	248
SOFR	Annual	3.663%	Annual	10/9/2035	14,500	195	—	195
SOFR	Annual	3.504%	Annual	10/24/2035	14,510	383	—	383
SOFR	Annual	3.66593%	Annual	11/3/2035	20,280	275	—	275
SOFR	Annual	3.738%	Annual	11/15/2035	13,720	104	—	104
SOFR	Annual	3.8035%	Annual	1/16/2036	29,280	94	—	94
SOFR	Annual	3.73632%	Annual	6/17/2036	21,081	222	—	222
SOFR	Annual	3.883%	Annual	7/28/2045	33,965	1,169	—	1,169
4.07464%	Annual	SOFR	Annual	6/17/2056	5,086	(32)	—	(32)
						$7,081	$—	$7,081
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$788	$—	$788
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	88,380	283	—	283
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	19,180	92	—	92
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	36,820	(256)	—	(256)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(270)	—	(270)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(288)	—	(288)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	56,000	(304)	—	(304)
American Funds Insurance Series — Page 220 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	$(314)	$—	$(314)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	76,120	(346)	—	(346)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,509	(462)	—	(462)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	38,753	(467)	—	(467)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,500	(482)	—	(482)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	77,000	(497)	—	(497)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	77,020	(928)	—	(928)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	76,900	(934)	—	(934)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	75,919	(951)	—	(951)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	19,400	(129)	—	(129)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	19,625	(133)	—	(133)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	41,625	(312)	—	(312)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	59,020	(428)	—	(428)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	80,500	(520)	—	(520)
							$(6,858)	$—	$(6,858)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD101,802	$(5,366)	$(6,956)	$1,590
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	(238)	(255)	17
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD8,550	(411)	(411)	— (j)
					$(6,015)	$(7,622)	$1,607
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 3/31/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD 7,498	$129	$124	$5
Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.42%
Money market investments 1.42%
Capital Group Central Cash Fund 3.71% (l)	$624,236	$615,415	$1,082,629	$71	$(112)	$156,981	$3,343

American Funds Insurance Series — Page 221 of 332

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,804,956,000, which represented 16.31% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $95,387,000, which represented 0.86% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Amount less than one thousand.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,804,000, which represented 0.05% of the net assets of the fund.

(l)	Rate represents the seven-day yield at 3/31/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 222 of 332

Capital World Bond Fund®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 96.97% Euros 20.68%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,044
Air France-KLM 3.75% 9/4/2030	600	663
Albania (Republic of) 4.75% 2/14/2035	1,570	1,782
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	619
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	120
Altria Group, Inc. 3.125% 6/15/2031	800	895
American Tower Corp. 0.45% 1/15/2027	2,525	2,867
American Tower Corp. 0.875% 5/21/2029	1,470	1,563
Amprion Gmbh 3.971% 9/22/2032	500	585
Amprion Gmbh 4.125% 9/7/2034	2,600	3,028
Amprion Gmbh 3.875% 6/5/2036	1,800	2,036
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,261
AT&T, Inc. 1.60% 5/19/2028	2,350	2,625
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,170
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,074
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	846
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	323
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	5,811
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,241
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,189
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	2,010	2,280
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	850
BMS Ireland Capital Funding DAC 3.857% 11/10/2038	290	326
BMS Ireland Capital Funding DAC 4.289% 11/10/2045	220	247
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,680	1,888
BPCE SA 4.50% 1/13/2033	1,400	1,654
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,062
Bulgaria (Republic of) 3.375% 7/18/2035	1,340	1,485
Coca-Cola Co. 3.375% 8/15/2037	155	171
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,263
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,111
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,296
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,224
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	285
Dow Chemical Co. (The) 1.125% 3/15/2032	827	808
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	234
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	728
Egypt (Arab Republic of) 5.625% 4/16/2030	300	325
Electricite de France SA 4.25% 1/25/2032	1,300	1,548
Electricite de France SA 4.00% 5/7/2037	500	565
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	5,600	6,306
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,483
Enel Finance International NV 4.00% 2/20/2031	465	547
American Funds Insurance Series — Page 223 of 332

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Engie SA 3.875% 1/6/2031	EUR1,000	$1,174
Equinor ASA 1.375% 5/22/2032	3,650	3,726
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	294
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,547
European Investment Bank 0.25% 1/20/2032	2,075	2,053
European Investment Bank 1.50% 6/15/2032	1,000	1,059
European Investment Bank 2.875% 1/12/2033	4,500	5,142
European Investment Bank 2.875% 1/15/2035	395	446
European Union 0.25% 10/22/2026	610	697
European Union 2.875% 12/6/2027	340	394
European Union 2.875% 10/5/2029	170	196
European Union 2.50% 10/14/2030	985	1,117
European Union 3.125% 12/4/2030	190	221
European Union 0% 7/4/2031	705	698
European Union 2.75% 12/13/2032	2,010	2,270
European Union 3.25% 7/4/2034	380	439
European Union 0% 7/4/2035	220	188
European Union 3.375% 12/12/2035	10,230	11,798
European Union 3.25% 12/12/2036	390	441
European Union 3.625% 12/12/2040	9,495	10,733
European Union 0.70% 7/6/2051	3,000	1,670
European Union 4.00% 10/12/2055	3,675	4,178
Finland (Republic of) 3.00% 9/15/2033	2,370	2,713
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,544
Ford Motor Credit Co., LLC 4.087% 2/17/2033	1,485	1,655
French Republic O.A.T. 0.75% 2/25/2028	980	1,090
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,059
French Republic O.A.T. 0% 11/25/2030	19,550	19,601
French Republic O.A.T. 0% 5/25/2032	2,120	2,006
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,369
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,158
French Republic O.A.T. 0.50% 5/25/2040	600	429
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	305
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,206
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,633
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,553
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,008
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,175
Germany (Federal Republic of) 0% 8/15/2050	1,200	609
Germany (Federal Republic of) 2.90% 8/15/2056	1,190	1,231
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	13,945	15,545
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	727
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	749
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,019
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,801
Greece (Hellenic Republic of) 3.625% 6/15/2035	2,895	3,313
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	700
Hungary (Republic of) 4.875% 3/22/2040	305	347
Hyundai Capital America 2.875% 6/26/2028	650	735
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,492
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	983
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,024
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,214
American Funds Insurance Series — Page 224 of 332

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Ireland (Republic of) 3.15% 10/18/2055	EUR755	$787
Italy (Republic of) 3.10% 8/28/2026	3,425	3,971
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 3.25% 11/15/2032	2,595	2,954
Italy (Republic of) 4.20% 3/1/2034	1,430	1,713
Italy (Republic of) 3.65% 8/1/2035	5,600	6,384
Italy (Republic of) 3.85% 10/1/2040	2,180	2,423
Italy (Republic of) 4.30% 10/1/2054	4,875	5,412
Johnson & Johnson 3.35% 2/26/2037	360	400
KfW 2.375% 6/29/2029	715	816
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,539
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,362
Lithuania (Republic of) 2.125% 6/1/2032	2,665	2,850
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,845
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	116
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,735
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,237
MPT Finance Corp. 7.00% 2/15/2032	100	114
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,907
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	207
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,477
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	505
North Macedonia (Republic of) 4.75% 1/21/2034	232	255
Orange 3.50% 5/19/2035	1,600	1,789
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,879
Philip Morris International, Inc. 2.75% 6/6/2029	770	872
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	398
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	873
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	365
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	1,720	1,935
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	1,320	1,499
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	715	793
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	738
Prysmian SpA 3.875% 11/28/2031	435	503
Republika Srpska 6.25% 4/2/2031	460	534
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	548
Shell International Finance BV 1.50% 4/7/2028	2,000	2,236
Slovak Republic, Series 250, 3.75% 3/6/2034	640	750
Spain (Kingdom of) 0% 1/31/2028	900	991
Spain (Kingdom of) 1.40% 7/30/2028	1,650	1,851
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,100
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,391
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,257
Spain (Kingdom of) 3.55% 10/31/2033	5,005	5,892
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,276
Spain (Kingdom of) 3.20% 10/31/2035	510	577
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,015
Spain (Kingdom of) 1.90% 10/31/2052	1,010	757
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	452
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,608
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,912
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,042
American Funds Insurance Series — Page 225 of 332

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR2,230	$2,522
United Mexican States 3.50% 9/19/2029	650	739
Verallia SAS 3.875% 11/4/2032	3,300	3,637
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,846
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	722
		294,439
Japanese yen 6.85%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	629
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,500
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,834
Japan, Series 352, 0.10% 9/20/2028	2,417,900	14,752
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,166
Japan, Series 116, 2.20% 3/20/2030	576,100	3,705
Japan, Series 362, 0.10% 3/20/2031	514,000	2,980
Japan, Series 374, 0.80% 3/20/2034	68,200	388
Japan, Series 381, 2.10% 12/20/2035	2,428,150	14,996
Japan, Series 21, 2.30% 12/20/2035	720,000	4,528
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,992
Japan, Series 173, 0.40% 6/20/2040	270,900	1,221
Japan, Series 179, 0.50% 12/20/2041	196,950	857
Japan, Series 182, 1.10% 9/20/2042	619,850	2,929
Japan, Series 186, 1.50% 9/20/2043	1,341,900	6,622
Japan, Series 188, 1.60% 3/20/2044	69,000	343
Japan, Series 192, 2.40% 3/20/2045	1,387,100	7,729
Japan, Series 53, 0.60% 12/20/2046	946,350	3,534
Japan, Series 37, 0.60% 6/20/2050	694,500	2,288
Japan, Series 73, 0.70% 12/20/2051	1,568,700	5,043
Japan, Series 74, 1.00% 3/20/2052	246,100	864
Japan, Series 76, 1.40% 9/20/2052	5,800	23
Japan, Series 79, 1.20% 6/20/2053	612,200	2,227
Japan, Series 81, 1.60% 12/20/2053	168,700	682
Japan, Series 84, 2.10% 9/20/2054	146,750	669
Japan, Series 89, 3.40% 12/20/2055	3,950	24
		97,525
British pounds 4.37%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,062
Electricite de France SA 5.50% 3/27/2037	900	1,106
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,047
Quebec (Province of) 2.25% 9/15/2026	1,870	2,454
United Kingdom 4.25% 12/7/2027	3,785	5,002
United Kingdom 1.625% 10/22/2028	3,690	4,576
United Kingdom 4.125% 7/22/2029	2,015	2,645
United Kingdom 4.75% 12/7/2030	4,770	6,418
United Kingdom 0.25% 7/31/2031	12,845	13,686
United Kingdom 1.00% 1/31/2032	7,120	7,727
United Kingdom 4.25% 6/7/2032	1,310	1,709
United Kingdom 3.25% 1/31/2033	1,090	1,325
United Kingdom 0.625% 7/31/2035	210	191
United Kingdom 0.875% 1/31/2046	4,917	2,911
United Kingdom 3.75% 10/22/2053	1,870	1,848
American Funds Insurance Series — Page 226 of 332

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 4.375% 7/31/2054	GBP5,570	$6,141
United Kingdom 2.50% 7/22/2065	3,313	2,300
		62,148
South Korean won 2.92%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	2,941
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,313
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,600
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	12,284
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	32,830,110	20,368
		41,506
Australian dollars 1.77%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,143
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,265
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,816
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,069
New South Wales Treasury Corp. 5.25% 2/24/2038	3,957	2,607
Treasury Corp. of Victoria 5.50% 9/15/2039	17,159	11,327
		25,227
Brazilian reais 1.76%
Brazil (Federative Republic of) 0% 1/1/2030	BRL54,274	6,472
Brazil (Federative Republic of) 10.00% 1/1/2031	17,384	2,933
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,412
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,187	372
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	27,531	4,560
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	8,147	1,327
		25,076
Hungarian forints 1.48%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	7,201
Hungary (Republic of) 4.50% 5/27/2032	1,731,010	4,534
Hungary (Republic of) 4.75% 11/24/2032	1,494,300	3,930
Hungary (Republic of) 3.00% 4/25/2041	2,823,380	5,344
		21,009
Indian rupees 1.32%
Asian Development Bank 6.72% 2/8/2028	INR144,700	1,495
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	844
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	349
European Bank for Reconstruction and Development 6.75% 3/14/2031	248,500	2,524
European Bank for Reconstruction and Development 6.875% 7/30/2031	25,000	258
European Bank for Reconstruction and Development 6.75% 1/13/2032	547,100	5,559
European Investment Bank 6.95% 3/1/2029	46,200	474
European Investment Bank 7.40% 10/23/2033	388,300	3,959
Inter-American Development Bank 7.00% 1/25/2029	18,000	186
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,308
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,075
Korea Development Bank 6.75% 7/1/2030	73,000	731
		18,762
American Funds Insurance Series — Page 227 of 332

unaudited
Bonds, notes & other debt instruments (continued) Canadian dollars 1.28%	Principal amount (000)	Value (000)
Canada (Government of) 3.50% 3/1/2028	CAD15,013	$10,926
Canada (Government of) 3.25% 12/1/2033	7,330	5,245
Canada (Government of) 2.75% 12/1/2048	3,500	2,106
		18,277
Czech korunas 1.02%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	1,183
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,043
Czech Republic, Series 154, 4.50% 11/11/2032	177,000	8,257
Czech Republic, Series 157, 3.60% 6/3/2036	95,390	4,041
		14,524
Peruvian nuevos soles 1.00%
Peru (Republic of) 7.60% 8/12/2039	PEN47,825	14,220
Mexican pesos 0.61%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	797
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,339
America Movil, SAB de CV, 10.30% 1/30/2034	19,710	1,135
International Finance Corp. 0% 4/26/2052	188,620	981
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,388
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,083
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,006
		8,729
Chinese yuan renminbi 0.51%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY2,860	412
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,332
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	142
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	788
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	796
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	846
		7,316
Colombian pesos 0.51%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP23,434,900	6,105
Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,152
		7,257
Malaysian ringgits 0.48%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	1,352
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,577
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	647
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	8,864	2,239
		6,815
Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,892	5,783
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,439	287
		6,070
American Funds Insurance Series — Page 228 of 332

unaudited
Bonds, notes & other debt instruments (continued) South African rand 0.43%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	$491
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,870	3,458
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	38,030	2,113
		6,062
Indonesian rupiah 0.42%
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	IDR1,556,000	91
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	26,010,000	1,638
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,930,000	174
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,705
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	446
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,929
		5,983
Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,227
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,556
		3,783
New Zealand dollars 0.24%
New Zealand 4.25% 5/15/2036	NZD3,397	1,877
New Zealand 3.25% 9/20/2050 (c)	2,577	1,542
		3,419
Norwegian kroner 0.22%
Norway (Kingdom of) 4.125% 6/3/2036	NOK31,295	3,174
Chilean pesos 0.21%
Chile (Republic of) 5.00% 10/1/2028	CLP955,000	1,026
Chile (Republic of) 6.00% 4/1/2033	1,720,000	1,911
		2,937
Turkish lira 0.12%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,549
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	168
		1,717
Philippine pesos 0.08%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	707
Philippines (Republic of) 6.75% 9/15/2032	27,600	452
		1,159
U.S. dollars 47.99%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	205
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (d)(e)(f)	1,182	1,181
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,833
AbbVie, Inc. 5.35% 3/15/2044	75	73
AbbVie, Inc. 5.50% 3/15/2064	150	143
Accendra Health, Inc. 6.625% 4/1/2030 (e)	40	19
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	46	47
ADT Security Corp. 5.875% 10/15/2033 (e)	65	63
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
American Funds Insurance Series — Page 229 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	USD20	$20
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,079
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	400	400
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	529
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,201
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,086
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	134
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	59
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	205
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (f)(h)	65	63
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	982
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (d)(e)(f)	217	217
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	145	145
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	116
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	182
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	64
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	69
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	290
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	205
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,823
Amazon.com, Inc. 5.45% 11/20/2055	578	553
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	102
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,061
Amgen, Inc. 2.20% 2/21/2027	445	437
Amgen, Inc. 5.25% 3/2/2030	981	1,008
Amgen, Inc. 5.25% 3/2/2033	2,687	2,758
Amgen, Inc. 4.85% 2/19/2036	903	888
Amgen, Inc. 5.65% 3/2/2053	1,284	1,244
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	105
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	109
AP Core Holdings II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 5.50%) 9.428% 9/1/2027 (f)(h)	95	93
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,488	3,447
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	941	940
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	527	531
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.168% 9/23/2031 (f)(h)	144	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	243
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	48
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	106
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	53
AT&T, Inc. 5.125% 4/30/2036	1,040	1,028
AT&T, Inc. 3.50% 9/15/2053	2,070	1,358
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	115
Avient Corp. 6.25% 11/1/2031 (e)	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,823
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,028
Azule Energy Finance PLC 8.25% 1/22/2031	860	869
B&G Foods, Inc. 5.25% 9/15/2027	210	203
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
American Funds Insurance Series — Page 230 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.30% 3/26/2034 (e)	USD865	$886
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	20
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	231
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	982
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	421
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,568
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,515
BAT Capital Corp. 3.215% 9/6/2026	955	950
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,660
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	121
Bath & Body Works, Inc. 6.875% 11/1/2035	75	74
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	710
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	2,326	2,503
Becton, Dickinson and Co. 4.298% 8/22/2032	320	310
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	390
Block, Inc. 6.50% 5/15/2032	240	242
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,102
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	880
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	660
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,157
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,493
Boeing Co. (The) 3.625% 2/1/2031	718	683
Boeing Co. (The) 6.388% 5/1/2031	723	771
Boeing Co. (The) 6.528% 5/1/2034	457	498
Boeing Co. (The) 5.805% 5/1/2050	50	48
Boeing Co. (The) 6.858% 5/1/2054	526	579
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	277	285
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	104
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	2,105	2,053
Braskem Netherlands Finance BV 4.50% 1/31/2030	3,424	1,596
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,933	1,393
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	249
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	369
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,190	1,195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,974
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,120
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	248
Broadcom, Inc. 3.469% 4/15/2034	746	672
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	157
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 6.25% 6/23/2055	70	70
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	224
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	168
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,747
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (d)(e)(f)	3,685	3,708
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (d)(e)(f)	3,368	3,364
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	65
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	45
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,633	1,678
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	257
American Funds Insurance Series — Page 231 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 3.10% 12/2/2051	USD1,085	$711
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	155	155
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	603
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	82	82
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	777	784
Caturus Energy, LLC 8.50% 2/15/2030 (e)	15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	224
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	141
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	33
Centene Corp. 2.50% 3/1/2031	65	55
Central Garden & Pet Co. 4.125% 10/15/2030	74	70
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	103
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,605
Charter Communications Operating, LLC 6.55% 6/1/2034	216	224
Charter Communications Operating, LLC 5.85% 12/1/2035	2,294	2,258
Charter Communications Operating, LLC 4.80% 3/1/2050	699	517
Charter Communications Operating, LLC 3.70% 4/1/2051	188	116
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292
Charter Communications Operating, LLC 5.25% 4/1/2053	402	316
Charter Communications Operating, LLC 6.70% 12/1/2055	3,899	3,729
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Chile (Republic of) 4.35% 4/13/2031	400	393
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,127
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	195
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	358
Cipher Compute, LLC 7.125% 11/15/2030 (e)	35	36
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	830
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,265
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	433
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	100
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	67
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	156
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,198
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	113
Coca-Cola Co. 4.65% 8/14/2034	336	338
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	72
Colombia (Republic of) 3.875% 4/25/2027	350	348
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,266
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,565
Colombia (Republic of) 8.00% 11/14/2035	347	364
Comcast Corp. 4.80% 5/15/2033	4,100	4,080
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	184
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	58
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
American Funds Insurance Series — Page 232 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Connect Finco SARL 9.00% 9/15/2029 (e)	USD200	$210
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (d)(e)(f)	961	979
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.212% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (d)(e)(f)	438	440
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.762% 6/25/2043 (d)(e)(f)	305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (d)(e)(f)	269	269
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.312% 5/25/2044 (d)(e)(f)	1,148	1,148
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (d)(e)(f)	238	238
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (d)(e)(f)	338	337
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (d)(e)(f)	4,366	4,391
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (d)(e)(f)	3,433	3,443
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	208
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,098
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	361
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (f)(h)	65	61
Coty, Inc. 4.75% 1/15/2029 (e)	65	63
Coty, Inc. 5.60% 1/15/2031 (e)	355	344
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	67
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (f)(h)	124	123
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	168
Crown Castle, Inc. 2.50% 7/15/2031	767	676
CSN Inova Ventures 6.75% 1/28/2028 (b)	5,878	4,320
CSX Corp. 3.80% 4/15/2050	75	56
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	115	117
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,144
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,141
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (h)(i)	9	2
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	130
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	60	60
DISH Network Corp. 11.75% 11/15/2027 (e)	296	305
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,613
EchoStar Corp. 10.75% 11/30/2029	105	113
Edison International 5.25% 11/15/2028	1,862	1,877
Edison International 5.45% 6/15/2029	75	76
Edison International 6.95% 11/15/2029	350	369
Edison International 5.25% 3/15/2032	705	698
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	484
Electricite de France SA 5.65% 4/22/2029 (e)	800	826
American Funds Insurance Series — Page 233 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	USD435	$504
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	347
Element Solutions, Inc. 3.875% 9/1/2028 (e)	105	102
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (f)(h)	84	83
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	199
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,239
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,165
Enel Finance International NV 4.125% 9/30/2028 (e)	2,125	2,108
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	3,035
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	168
Enviri Corp. 5.75% 7/31/2027 (e)	145	145
EQT Corp. 7.50% 6/1/2030	45	49
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	93
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Expand Energy Corp. 4.875% 4/15/2022 (j)	915	— (k)
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	15
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,454
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	43	46
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	113	111
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	236	199
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	81	82
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	164	167
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	370	380
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	18	17
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	471	475
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	14	14
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	51	51
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	25
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	192	194
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,385	1,407
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	721	727
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,439	1,472
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	382	385
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	1,751	1,794
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	469	485
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	545	548
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	193	195
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (d)	1,083	1,138
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	392	395
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	215	219
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	149	136
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	307	309
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	197	202
American Funds Insurance Series — Page 234 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	USD1,542	$1,570
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	650	673
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	568	583
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	338	345
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	200	204
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	174	178
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	20	21
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	3,759	3,804
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	913	924
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	659	676
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	477	487
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	456	465
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	363	375
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	201	205
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	187	192
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	143	147
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	12	13
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	365	368
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	442	455
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	274	280
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	266	272
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	197	202
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	182	187
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	177	181
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	160	164
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	102	104
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	75	77
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	56	58
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	31	32
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	50	51
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	647	660
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	398	409
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	151	156
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	644	657
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,686	1,665
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	108	109
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	45	45
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	22	22
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	494	504
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (d)	90	93
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	76	77
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	382	396
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	349	345
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	330	326
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	928	947
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,528	1,508
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	354	356
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	311	321
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	719	733
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	68	69
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	135	139
Fannie Mae Pool #DE6383 7.00% 8/1/2055 (d)	364	383
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	176	177
American Funds Insurance Series — Page 235 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (d)	USD2,084	$2,193
Fannie Mae Pool #MA5962 7.00% 1/1/2056 (d)	315	331
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	294	259
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	153
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	31
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (f)(h)	15	14
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,749
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	198
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (d)(e)(f)	483	483
Ford Motor Co. 6.10% 8/19/2032	30	30
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,192
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	196
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	192
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,035
Ford Motor Credit Co., LLC 5.73% 9/5/2030	9,460	9,454
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	116
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	196
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,100	3,130
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	257
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,947	1,706
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	180	177
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	573	463
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	840	833
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	228	230
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	83
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	20
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	619	625
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	156	162
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	50	51
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	564	578
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	3,831	3,796
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	101	105
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	168	169
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,333	1,362
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	87	90
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	117	121
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	11,096	11,216
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	750	764
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	35	36
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,001	1,013
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	475	481
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,116	1,139
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	455	473
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	442	453
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	290	298
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	290	297
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	175	179
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	146	150
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,182	3,216
American Funds Insurance Series — Page 236 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	USD578	$584
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	271	278
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	21	21
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	598	603
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	951	976
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	492	505
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	471	488
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	470	486
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	276	282
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	380	382
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	21	21
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	401	388
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,011	1,016
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	490	484
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	271	272
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	12	12
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	965	1,015
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	18	19
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	802	843
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)	201	211
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	53	54
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	43	44
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	148	146
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	457	466
Freddie Mac Pool #QY1579 6.50% 4/1/2055 (d)	73	75
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	305	301
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	193	194
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	128	130
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	244
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	428	422
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	166	164
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	162	163
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	699	714
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (d)	1,000	1,051
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (d)	1,589	1,673
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (d)	74	77
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,622
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (d)(e)(f)	441	449
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (d)(e)(f)	184	184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (d)(e)(f)	2,574	2,570
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (d)(e)(f)	1,846	1,841
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	104
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	197	104
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	300
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	702
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	65
Gartner, Inc. 3.75% 10/1/2030 (e)	70	64
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	844	850
Genesis Energy, LP 8.25% 1/15/2029	25	26
American Funds Insurance Series — Page 237 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 8.875% 4/15/2030	USD38	$40
Genesis Energy, LP 7.875% 5/15/2032	60	62
GGP Retail, LLC 5.75% 5/15/2026 (e)	63	63
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,388
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.923% 11/4/2031 (f)(h)	49	48
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,066
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	625	616
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (a)	410	360
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,262
Government National Mortgage Assn. 6.50% 4/1/2056 (d)(l)	1,708	1,775
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	727	541
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,641
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,653
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	111
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	635
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (d)(e)(f)	1,066	1,067
HCA, Inc. 5.625% 9/1/2028	120	122
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,198
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	231
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	657
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	185
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	110
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	188
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,704
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,211
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,266
HTA Group, Ltd. 6.75% 4/1/2031 (e)	870	861
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	399
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	133
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (f)(h)	3	3
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,777
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,864	1,862
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,361
Hyundai Capital America 1.65% 9/17/2026 (e)	269	266
Hyundai Capital America 2.00% 6/15/2028 (e)	600	568
Hyundai Capital America 4.25% 9/18/2028 (e)	2,577	2,554
Hyundai Capital America 6.50% 1/16/2029 (e)	132	138
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	480	480
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	506
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	25
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
American Funds Insurance Series — Page 238 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	USD130	$121
Intel Corp. 3.05% 8/12/2051	740	450
Intel Corp. 5.60% 2/21/2054	168	154
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	580
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,712
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (d)(e)(f)	3,679	3,674
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	186
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	52
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	228
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	205
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	81
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	83
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,547
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,889
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	717
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (f)(h)	50	40
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	20
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	245
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,295
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,271
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	231
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 12/15/2039 (d)(e)(f)	1,108	1,107
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	993
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	196
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	212	213
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	111
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	25
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	105
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	129
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	73
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,976
Lockheed Martin Corp. 5.20% 2/15/2064	309	281
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	90
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (e)	389	379
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,956
Mars, Inc. 5.00% 3/1/2032 (e)	3,575	3,618
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,490
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	276
Mastercard, Inc. 2.00% 11/18/2031	600	531
American Funds Insurance Series — Page 239 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.50% 4/15/2032 (e)	USD50	$51
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	388
Meta Platforms, Inc. 5.50% 11/15/2045	269	255
Meta Platforms, Inc. 5.625% 11/15/2055	576	540
Meta Platforms, Inc. 5.75% 11/15/2065	276	257
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,138	1,144
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	952	952
MGM Resorts International 5.50% 4/15/2027	90	90
Microchip Technology, Inc. 5.05% 2/15/2030	709	715
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	157
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	88
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,311
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,097
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	541
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	472
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,141
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	77
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	67
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	112
Moog, Inc. 4.25% 12/9/2027 (e)	120	120
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,699
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,451
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,042
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,241
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	605
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
MSCI, Inc. 3.625% 11/1/2031 (e)	210	194
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (d)(e)(f)	484	491
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	168
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,281
Navient Corp. 5.00% 3/15/2027	45	44
Navient Corp. 4.875% 3/15/2028	145	137
Navient Corp. 7.875% 6/15/2032	55	49
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,374
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,512
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	501	465
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,025	1,030
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(g)(i)	78	78
NFE Financing, LLC 12.00% 11/15/2029 (e)(j)	709	321
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	57
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	72
Nickel Industries, Ltd. 9.00% 9/30/2030	3,730	3,739
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	902
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	203
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	206
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	422	424
American Funds Insurance Series — Page 240 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 5.35% 8/1/2054	USD496	$463
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	52
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	95
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	455
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	36
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,607	2,590
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	562	565
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,110	1,119
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,011	2,024
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,171	2,181
Open Text Corp. 3.875% 2/15/2028 (e)	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,315
Oracle Corp. 3.25% 11/15/2027	1,880	1,835
Oracle Corp. 4.45% 9/26/2030	4,475	4,314
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,259
Orange 9.00% 3/1/2031 (a)	2,434	2,878
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	114
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,593
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,254
PacifiCorp 3.30% 3/15/2051	150	94
PacifiCorp 2.90% 6/15/2052	280	160
PacifiCorp 5.35% 12/1/2053	525	451
PacifiCorp 5.50% 5/15/2054	980	860
PacifiCorp 5.80% 1/15/2055	500	457
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	2,824	2,817
Panama (Republic of) 3.75% 4/17/2026	465	465
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	62
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	— (k)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	865	869
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	25,134	25,205
Petroleos Mexicanos 5.95% 1/28/2031	65	62
Petroleos Mexicanos 6.70% 2/16/2032	779	763
Petroleos Mexicanos 6.95% 1/28/2060	55	43
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,121
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	175
PG&E Corp. 5.00% 7/1/2028	235	233
PG&E Corp. 5.25% 7/1/2030	175	173
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	146
Philip Morris International, Inc. 5.125% 11/17/2027	315	319
Philip Morris International, Inc. 2.10% 5/1/2030	634	577
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,637
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,421
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,235
American Funds Insurance Series — Page 241 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	USD375	$386
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	427
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	33
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Procter & Gamble Co. 3.00% 3/25/2030	338	324
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	854
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	389	377
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,662
PT Freeport Indonesia 5.315% 4/14/2032	449	447
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	310	284
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)(j)	910	501
Range Resources Corp. 4.75% 2/15/2030 (e)	145	141
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)	689	695
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	23
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	87
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,443
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	23
Roper Technologies, Inc. 4.45% 9/15/2030	2,900	2,857
Roper Technologies, Inc. 5.10% 9/15/2035	925	900
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	834
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Sally Holdings, LLC 6.75% 4/1/2032	107	110
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,508	4,438
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	474	467
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,323
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,684
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,732
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,729
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,832
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	295	307
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	355
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	62	65
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,231
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	704
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,711
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	109
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,896
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	40
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	182
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	129
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	108	108
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	560	564
American Funds Insurance Series — Page 242 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Serbia (Republic of) 6.25% 5/26/2028 (e)	USD740	$756
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	27
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
ServiceNow, Inc. 1.40% 9/1/2030	756	656
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	188
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	25
SLM Corp. 6.50% 1/31/2030	20	20
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	17
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.222% 11/15/2052 (d)(e)(f)	445	450
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,167
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,522
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	99
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,454
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	35
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (d)(e)(f)	1,100	1,099
Stillwater Mining Co. 4.00% 11/16/2026 (b)	2,090	2,074
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	681
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	795
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	143
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	270
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	283
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	44
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (d)(e)(f)	6,917	6,841
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,413
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	72
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (f)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	454
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	205
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	672
TGS ASA 8.50% 1/15/2030 (e)	200	210
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	861	820
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,018
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,325
American Funds Insurance Series — Page 243 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
TMS ISSUER SARL 5.78% 8/23/2032	USD1,020	$1,036
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	429
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,441
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	75
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	142
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	34
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(j)	100	96
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	249
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	461	464
U.S. Treasury 3.875% 5/31/2027	662	663
U.S. Treasury 3.75% 6/30/2027	30	30
U.S. Treasury 3.625% 8/31/2027 (m)	25,710	25,640
U.S. Treasury 3.375% 12/31/2027	632	627
U.S. Treasury 3.50% 10/15/2028	1,281	1,271
U.S. Treasury 3.50% 11/15/2028	1,460	1,448
U.S. Treasury 3.50% 9/30/2029	399	394
U.S. Treasury 4.125% 10/31/2029	328	331
U.S. Treasury 4.00% 5/31/2030	2,995	3,006
U.S. Treasury 3.875% 6/30/2030 (m)	13,418	13,400
U.S. Treasury 3.50% 11/30/2030	1,289	1,265
U.S. Treasury 4.125% 11/30/2031	704	708
U.S. Treasury 3.875% 8/15/2034	540	526
U.S. Treasury 4.625% 2/15/2035	1,681	1,725
U.S. Treasury 4.00% 11/15/2035 (m)	18,011	17,572
U.S. Treasury 1.75% 8/15/2041	4,650	3,109
U.S. Treasury 4.75% 11/15/2043 (m)	2,650	2,617
U.S. Treasury 4.625% 5/15/2044	1,210	1,173
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,701
U.S. Treasury 1.25% 5/15/2050	1,625	771
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,674
U.S. Treasury 4.25% 2/15/2054	681	610
U.S. Treasury 4.625% 5/15/2054 (m)	1,836	1,750
U.S. Treasury 4.50% 11/15/2054	143	134
U.S. Treasury 4.625% 2/15/2055 (m)	2,915	2,779
U.S. Treasury 4.75% 8/15/2055	242	236
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	849	862
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	10,715	11,096
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,535	1,876
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	186	143
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	2,888	2,542
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	4,648	4,316
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (d)(l)	6,254	5,039
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (d)(l)	15,599	14,302
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (d)(l)	2,746	2,591
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (d)(l)	2,692	2,598
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (d)(l)	6,056	4,877
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (d)(l)	3,681	3,471
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	966
United Mexican States 6.125% 2/9/2038	1,788	1,745
American Funds Insurance Series — Page 244 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Mexican States 6.338% 5/4/2053	USD425	$396
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	122
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,480
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,462
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	112
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	235
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	77
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)	33	11
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)	34	11
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (f)(g)(h)(i)(j)	57	18
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	82
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	476	480
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	683	685
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	1,340	1,339
Visa, Inc. 4.70% 2/12/2036	1,050	1,039
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	156
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Waste Management, Inc. 3.875% 1/15/2029	50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	65	66
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,660
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	201
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	154
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	39
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	84	85
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	73
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	47
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	34
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	855
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
		683,201
Total bonds, notes & other debt instruments (cost: $1,448,782,000)		1,380,335
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	48	78
Total preferred securities (cost: $50,000)		78
American Funds Insurance Series — Page 245 of 332

unaudited
Common stocks 0.01% U.S. dollars 0.01%	Shares	Value (000)
Altera Infrastructure, LP (g)	1,441	$62
Expand Energy Corp.	148	16
Venator Materials PLC (g)(n)	232	— (k)
		78
Total common stocks (cost: $1,095,000)		78
Investment funds 1.59%
Capital Group Central Corporate Bond Fund (o)	2,705,329	22,671
Total investment funds (cost: $21,248,000)		22,671
Short-term securities 3.74% Money market investments 3.74%
Capital Group Central Cash Fund 3.71% (o)(p)	532,028	53,198
Total short-term securities (cost: $53,198,000)		53,198
Options purchased (equity style) 0.01%
Options purchased (equity style)*		89
Total options purchased (equity style) (cost: $130,000)		89
Total investment securities 102.32% % (cost: $1,524,503,000)		1,456,449
Total options written (equity style)† (0.00)% (premium received: $54,000)		(30)
Other assets less liabilities (2.32)%		(32,900)
Net assets 100.00%		$1,423,519
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Option	JPMorgan Chase	6/8/2026	USD1.19	EUR17,880	$89
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
EUR/USD Foreign Currency Option	JPMorgan Chase	6/8/2026	USD1.21	EUR(17,880)	$(30)
American Funds Insurance Series — Page 246 of 332

unaudited
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	1,054	4/24/2026	EUR106.30	EUR105,400	$(210)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Call
2 Year Euro-Schatz Futures Option	(1,054)	4/24/2026	EUR107.00	EUR(105,400)	$35
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month CORRA Futures	Long	412	6/17/2026	USD72,348	$134
3 Month Euro EURIBOR Futures	Long	1	12/14/2026	281	(2)
2 Year Italy Government Bond Futures	Long	109	6/10/2026	13,336	(193)
2 Year Euro-Schatz Futures	Short	54	6/10/2026	(6,601)	28
2 Year Canadian Government Bond Futures	Long	262	6/30/2026	19,811	(135)
2 Year U.S. Treasury Note Futures	Long	956	7/6/2026	198,318	(1,299)
3 Year Australian Treasury Bond Futures	Long	339	6/16/2026	24,244	(59)
5 Year Euro-Bobl Futures	Long	159	6/10/2026	21,214	(219)
5 Year Canadian Government Bond Futures	Long	189	6/30/2026	15,419	(214)
5 Year U.S. Treasury Note Futures	Long	1,162	7/6/2026	125,705	(1,483)
10 Year Italy Government Bond Futures	Long	36	6/10/2026	4,838	(226)
10 Year French Government Bond Futures	Short	34	6/10/2026	(4,664)	178
10 Year Euro-Bund Futures	Short	688	6/10/2026	(99,713)	2,039
10 Year Australian Treasury Bond Futures	Long	47	6/15/2026	3,494	(12)
10 Year Japanese Government Bond Futures	Long	31	6/22/2026	25,454	(304)
10 Year Ultra U.S. Treasury Note Futures	Long	133	6/30/2026	15,098	77
10 Year U.S. Treasury Note Futures	Long	5	6/30/2026	555	(11)
10 Year UK Gilt Futures	Short	32	6/30/2026	(3,718)	211
10 Year Canadian Government Bond Futures	Short	449	6/30/2026	(38,735)	697
20 Year U.S. Treasury Bond Futures	Long	175	6/30/2026	19,928	(645)
30 Year Euro-Buxl Futures	Long	10	6/10/2026	1,274	14
30 Year Ultra U.S. Treasury Bond Futures	Long	268	6/30/2026	31,239	(837)
					$(2,261)
American Funds Insurance Series — Page 247 of 332

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	2,653	SEK	23,960	Bank of America	4/1/2026	$122
USD	1,461	MXN	25,240	UBS AG	4/1/2026	53
SEK	23,960	USD	2,508	HSBC Bank	4/1/2026	23
MXN	25,240	USD	1,393	UBS AG	4/1/2026	15
USD	205	GBP	155	Goldman Sachs	4/1/2026	(1)
GBP	155	USD	207	Goldman Sachs	4/1/2026	(2)
USD	1,170	CZK	24,010	Bank of America	4/2/2026	39
USD	1,763	GBP	1,310	Citibank	4/2/2026	29
USD	1,900	CZK	39,850	Goldman Sachs	4/2/2026	23
CNH	11,480	USD	1,657	Bank of America	4/2/2026	10
CZK	39,900	USD	1,871	HSBC Bank	4/2/2026	8
GBP	1,310	USD	1,727	Goldman Sachs	4/2/2026	7
TRY	7,835	USD	174	JPMorgan Chase	4/2/2026	2
USD	175	TRY	7,835	Barclays Bank PLC	4/2/2026	(1)
CZK	23,960	USD	1,140	HSBC Bank	4/2/2026	(12)
USD	6,889	CNH	47,550	HSBC Bank	4/2/2026	(16)
CNH	36,070	USD	5,267	Goldman Sachs	4/2/2026	(29)
USD	5,762	JPY	906,000	Citibank	4/6/2026	51
MYR	25,714	USD	6,540	Standard Chartered Bank	4/6/2026	(186)
USD	897	EUR	764	Goldman Sachs	4/9/2026	13
USD	12,340	INR	1,134,835	HSBC Bank	4/10/2026	242
USD	22,894	KRW	34,285,328	Standard Chartered Bank	4/10/2026	96
INR	897,055	USD	9,475	Citibank	4/10/2026	88
USD	1,014	PHP	59,200	Citibank	4/10/2026	38
USD	1,883	KRW	2,797,950	Citibank	4/10/2026	23
USD	3,031	IDR	51,454,805	Citibank	4/10/2026	(1)
IDR	43,464,730	USD	2,576	Citibank	4/10/2026	(15)
INR	237,780	USD	2,578	Standard Chartered Bank	4/10/2026	(43)
USD	3,544	COP	13,681,030	Morgan Stanley	4/10/2026	(170)
USD	12,151	GBP	9,130	BNP Paribas	4/13/2026	67
USD	2,403	CLP	2,180,610	Morgan Stanley	4/13/2026	49
EUR	11,407	GBP	9,935	RBC Capital Markets	4/13/2026	43
USD	10,256	PLN	37,925	Citibank	4/13/2026	40
USD	2,280	CAD	3,118	JPMorgan Chase	4/13/2026	37
USD	1,054	MXN	18,710	Morgan Stanley	4/13/2026	11
USD	1,793	SGD	2,290	Citibank	4/13/2026	10
USD	353	NZD	598	Citibank	4/13/2026	9
PLN	18,200	USD	4,896	Bank of America	4/13/2026	6
NOK	7,169	USD	739	HSBC Bank	4/13/2026	1
USD	3,201	NOK	30,997	HSBC Bank	4/13/2026	— (k)
PLN	6,680	EUR	1,559	UBS AG	4/13/2026	(3)
ZAR	25,410	USD	1,519	JPMorgan Chase	4/13/2026	(18)
CHF	1,007	USD	1,318	Morgan Stanley	4/13/2026	(57)
CLP	5,227,100	USD	5,723	Citibank	4/13/2026	(79)
PLN	18,900	USD	5,175	RBC Capital Markets	4/13/2026	(84)
SEK	46,505	USD	5,033	Citibank	4/13/2026	(117)
USD	12,905	AUD	18,407	Morgan Stanley	4/14/2026	207
USD	8,759	AUD	12,467	RBC Capital Markets	4/14/2026	159
USD	11,406	DKK	73,090	JPMorgan Chase	4/14/2026	92
USD	2,727	AUD	3,850	Morgan Stanley	4/14/2026	71
USD	2,883	GBP	2,140	RBC Capital Markets	4/14/2026	51
American Funds Insurance Series — Page 248 of 332

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
BRL	9,170	USD	1,744	Citibank	4/14/2026	$22
USD	5,309	EUR	4,580	Citibank	4/14/2026	11
EUR	23,116	USD	27,066	Morgan Stanley	4/14/2026	(329)
CAD	39,278	USD	28,731	Standard Chartered Bank	4/14/2026	(478)
EUR	5,100	CAD	8,081	Morgan Stanley	4/15/2026	86
HUF	1,284,310	EUR	3,290	JPMorgan Chase	4/15/2026	53
ILS	1,860	USD	599	Goldman Sachs	4/15/2026	(7)
AUD	690	USD	487	HSBC Bank	4/15/2026	(11)
CNH	69,510	USD	10,129	Standard Chartered Bank	4/15/2026	(25)
CZK	71,210	USD	3,381	JPMorgan Chase	4/15/2026	(27)
EUR	3,970	USD	4,626	Morgan Stanley	4/15/2026	(34)
CAD	3,472	EUR	2,190	BNP Paribas	4/15/2026	(36)
CZK	156,440	EUR	6,405	Standard Chartered Bank	4/15/2026	(40)
JPY	1,063,890	USD	6,768	RBC Capital Markets	4/15/2026	(54)
GBP	3,830	USD	5,151	Morgan Stanley	4/15/2026	(82)
USD	18,482	HUF	6,208,515	Barclays Bank PLC	4/15/2026	(167)
JPY	6,290,797	USD	40,156	Citibank	4/15/2026	(461)
CNH	907,167	USD	132,342	Citibank	4/15/2026	(475)
EUR	1,774	RON	9,075	JPMorgan Chase	4/16/2026	(4)
USD	5,520	CZK	117,400	Morgan Stanley	4/16/2026	(10)
JPY	419,400	USD	2,661	RBC Capital Markets	4/16/2026	(14)
USD	5,766	JPY	916,000	HSBC Bank	4/16/2026	(15)
USD	8,153	EUR	7,081	Goldman Sachs	4/16/2026	(38)
KRW	277,420	USD	186	RBC Capital Markets	4/17/2026	(2)
USD	2,149	COP	7,949,390	Citibank	4/17/2026	(4)
NOK	24,352	EUR	2,200	Standard Chartered Bank	4/20/2026	(31)
MYR	41,836	USD	10,606	JPMorgan Chase	4/20/2026	(265)
EUR	19,635	USD	22,535	UBS AG	4/22/2026	185
EUR	26,830	USD	30,990	Barclays Bank PLC	4/22/2026	55
EUR	648	USD	748	Citibank	4/22/2026	2
USD	253	GBP	190	Bank of America	4/22/2026	2
USD	7,642	BRL	40,012	Citibank	4/22/2026	(50)
CNH	12,450	USD	1,811	HSBC Bank	4/24/2026	— (k)
USD	1,241	TRY	57,000	Barclays Bank PLC	4/24/2026	(2)
USD	11,680	THB	384,065	HSBC Bank	4/24/2026	(105)
USD	2,680	EUR	2,280	BNP Paribas	4/27/2026	41
GBP	4,007	EUR	4,620	Goldman Sachs	4/28/2026	(44)
ZAR	43,770	USD	2,682	UBS AG	4/28/2026	(102)
JPY	1,227,009	EUR	6,680	Citibank	4/30/2026	22
JPY	1,203,317	EUR	6,610	Goldman Sachs	4/30/2026	(47)
DKK	46,980	EUR	6,289	JPMorgan Chase	5/6/2026	— (k)
USD	9,395	INR	897,055	Citibank	5/6/2026	(115)
USD	1,727	GBP	1,310	Goldman Sachs	5/7/2026	(7)
USD	1,388	MXN	25,240	UBS AG	5/7/2026	(15)
USD	2,513	SEK	23,960	HSBC Bank	5/7/2026	(23)
CNH	47,550	USD	6,907	HSBC Bank	5/8/2026	17
GBP	155	USD	205	Goldman Sachs	5/8/2026	1
USD	1,872	CZK	39,900	HSBC Bank	5/13/2026	(8)
AUD	20,010	USD	14,285	Goldman Sachs	5/15/2026	(487)
USD	5,277	EUR	4,515	Citibank	6/5/2026	42
USD	10,415	GBP	7,840	Citibank	6/5/2026	40
American Funds Insurance Series — Page 249 of 332

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	2,488	KRW	3,659,110	HSBC Bank	6/17/2026	$50
USD	2,797	INR	263,020	Citibank	6/17/2026	26
USD	2,769	CZK	58,430	Goldman Sachs	6/17/2026	15
USD	457	EUR	390	HSBC Bank	6/17/2026	4
USD	1,627	EUR	1,400	Citibank	6/17/2026	3
AUD	4,750	USD	3,349	JPMorgan Chase	6/22/2026	(76)
						$(2,112)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$38	$—	$38
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	9,720	38	—	38
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	(1)	—	(1)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(59)	—	(59)
SOFR	Annual	3.4925%	Annual	8/19/2027	67,090	185	—	185
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	33	—	33
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(141)	—	(141)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	524	—	524
SOFR	Annual	3.3395%	Annual	9/23/2027	67,500	338	—	338
SOFR	Annual	3.28%	Annual	12/1/2027	4,480	28	—	28
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(198)	—	(198)
3.85%	Annual	SONIA	Annual	3/11/2028	14,920	(155)	—	(155)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(1)	—	(1)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(157)	—	(157)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	41	—	41
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	64	—	64
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	2,690	64	—	64
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	2,690	64	—	64
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	2,500	67	—	67
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	(120)	—	(120)
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	125	—	125
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	67,510	124	—	124
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(181)	—	(181)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	6,350	(182)	—	(182)
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	25,390	(418)	—	(418)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	50,910	(866)	—	(866)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	124	—	124
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	98	—	98
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	45,000	94	—	94
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(79)	—	(79)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	4,300	(82)	—	(82)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	96	—	96
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	45,000	91	—	91
American Funds Insurance Series — Page 250 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR4,200	$(76)	$—	$(76)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	4,200	(80)	—	(80)
6-month EURIBOR	Semi-annual	2.4842%	Annual	2/13/2031	4,320	83	—	83
4.355%	Annual	6-month NOK-NIBOR	Semi-annual	2/13/2031	NOK29,300	(32)	—	(32)
6-month EURIBOR	Semi-annual	2.4667%	Annual	2/16/2031	EUR5,290	107	—	107
6-month EURIBOR	Semi-annual	2.4712%	Annual	2/16/2031	4,300	86	—	86
4.305%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	NOK60,900	(79)	—	(79)
4.285%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	75,450	(104)	—	(104)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	113	—	113
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	22,400	56	—	56
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(46)	—	(46)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	4,260	(93)	—	(93)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	36,250	450	—	450
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	18,120	223	—	223
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	18,120	170	—	170
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(5)	—	(5)
3.43574%	Annual	SOFR	Annual	6/17/2031	1,098	(9)	—	(9)
3.403%	Annual	SOFR	Annual	6/17/2031	1,080	(10)	—	(10)
3.2285%	Annual	SOFR	Annual	6/17/2031	650	(11)	—	(11)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(38)	—	(38)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	2,450	(40)	—	(40)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	2,440	(42)	—	(42)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	22	—	22
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(48)	—	(48)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	2,800	(52)	—	(52)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	19	—	19
SOFR	Annual	3.73632%	Annual	6/17/2036	1,179	12	—	12
SOFR	Annual	3.79168%	Annual	6/17/2036	1,202	7	—	7
SOFR	Annual	3.801%	Annual	6/17/2036	1,040	5	—	5
SOFR	Annual	3.944%	Annual	9/9/2055	3,010	88	—	88
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	79	—	79
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	235	—	235
4.13862%	Annual	SOFR	Annual	6/17/2056	291	1	—	1
4.097%	Annual	SOFR	Annual	6/17/2056	253	(1)	—	(1)
4.07464%	Annual	SOFR	Annual	6/17/2056	284	(2)	—	(2)
3.909%	Annual	SOFR	Annual	6/17/2056	182	(6)	—	(6)
						$578	$—	$578
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(350)	$—	$(350)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	30,865	(404)	—	(404)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	79,860	(728)	—	(728)
American Funds Insurance Series — Page 251 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	$(1,134)	$—	$(1,134)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	14,440	18	—	18
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	10,600	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	6,440	5	—	5
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	35,980	(696)	—	(696)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	37,150	15	—	15
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	59,400	(96)	—	(96)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	37,870	(266)	—	(266)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	29,650	(175)	—	(175)
							$(3,803)	$—	$(3,803)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD12,291	$(648)	$(867)	$219
CDX.EM.45	1.00%	Quarterly	6/20/2031	430	18	17	1
CDX.EM.HY.45	1.00%	Quarterly	6/20/2031	5,895	486	496	(10)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR38,860	(615)	(597)	(18)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD72,893	(1,257)	(1,196)	(61)
					$(2,016)	$(2,147)	$131
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 3,735	$179	$163	$16
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR 6,110	442	472	(30)
					$621	$635	$(14)
Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Investment funds 1.59%
Capital Group Central Corporate Bond Fund	$22,734	$261	$—	$—	$(324)	$22,671	$261
American Funds Insurance Series — Page 252 of 332

unaudited
Investments in affiliates (o) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.74%
Money market investments 3.74%
Capital Group Central Cash Fund 3.71% (p)	$114,160	$127,215	$188,159	$1	$(19)	$53,198	$770
Total 5.33%				$1	$(343)	$75,869	$1,031
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,679	$5,811	0.41%
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	5,414	4,320	0.30
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,086	2,237	0.16
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	2,034	2,074	0.15
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,289	1,206	0.08
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	295	307	0.02
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (g)(i)	2/17/2026	78	78	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	47	0.00 (s)
Total		$16,918	$16,080	1.13%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $182,718,000, which represented 12.84% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,182,000, which represented 0.08% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,021,000, which represented 1.48% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 3/31/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.
American Funds Insurance Series — Page 253 of 332

unaudited

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Aver- age
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind

PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Insurance Series — Page 254 of 332

American High-Income Trust®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 88.66% Corporate bonds and notes 84.76% Communication services 14.74%	Principal amount (000)	Value (000)
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,939
Altice France 6.875% 7/15/2032 (a)	1,532	1,453
Altice France SA 10.00% 1/15/2033 (a)	160	146
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	376
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	859
CCO Holdings, LLC 5.375% 6/1/2029 (a)	600	592
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	371
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,012
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,052
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,626
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	61
CCO Holdings, LLC 4.75% 2/1/2032 (a)	2,628	2,378
CCO Holdings, LLC 4.50% 5/1/2032	2,219	1,984
CCO Holdings, LLC 7.00% 2/1/2033 (a)	1,580	1,586
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,787	2,428
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,567	3,911
CCO Holdings, LLC 7.375% 2/1/2036 (a)	680	678
Charter Communications Operating, LLC 4.80% 3/1/2050	602	445
Charter Communications Operating, LLC 3.70% 4/1/2051	393	243
Charter Communications Operating, LLC 3.90% 6/1/2052	790	503
Charter Communications Operating, LLC 5.25% 4/1/2053	773	607
Charter Communications Operating, LLC 6.70% 12/1/2055	211	202
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	488
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	246
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	480	503
Connect Finco SARL 9.00% 9/15/2029 (a)	6,960	7,320
CSC Holdings, LLC 5.50% 4/15/2027 (a)	230	200
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	43
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	1,754	1,753
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,458
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,256
Discovery Communications, LLC 4.125% 5/15/2029	185	179
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,429
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	58
EchoStar Corp. 10.75% 11/30/2029	5,123	5,537
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,510
Embarq, LLC 7.995% 6/1/2036	3,929	1,260
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	1,295	1,297
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,180	2,195
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	2,626	2,643
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	40	41
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,170
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	507
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,567
American Funds Insurance Series — Page 255 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Media, Inc. 9.625% 7/15/2032 (a)	USD2,568	$2,570
Grupo Televisa, SAB 8.50% 3/11/2032	66	70
Lamar Media Corp. 4.00% 2/15/2030	215	205
Lamar Media Corp. 3.625% 1/15/2031	300	278
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	421
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,896	941
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	631
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	205
News Corp. 3.875% 5/15/2029 (a)	255	246
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,260	4,295
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	5,160	5,181
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	420	435
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	505	529
Paramount Global 7.875% 7/30/2030	110	115
Paramount Global 6.875% 4/30/2036	405	355
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	218
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	946
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,795
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	244
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,863
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,105	1,099
Snap, Inc. 6.875% 3/1/2033 (a)	80	76
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	800
Univision Communications, Inc. 8.00% 8/15/2028 (a)	1,810	1,838
Univision Communications, Inc. 4.50% 5/1/2029 (a)	2,465	2,318
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,122	2,081
Univision Communications, Inc. 8.50% 7/31/2031 (a)	825	830
Univision Communications, Inc. 9.375% 8/1/2032 (a)	3,205	3,306
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	17
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,398
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	391
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	300	297
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	2,036	1,971
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,858	1,647
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	4,323	2,859
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	66	40
Ziggo BV 4.875% 1/15/2030 (a)	215	201
		125,861
Energy 12.30%
3R Lux SARL 9.75% 2/5/2031 (a)	560	575
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	473
Archrock Partners, LP 6.25% 4/1/2028 (a)	210	210
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	451
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,190	1,190
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	990
American Funds Insurance Series — Page 256 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	USD795	$809
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,615
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	280	283
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	109
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	1,528	1,568
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	388	394
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	708
California Resources Corp. 8.25% 6/15/2029 (a)	263	275
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,059
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	847
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,015	1,049
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	771	793
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,851
CNX Resources Corp. 5.875% 3/1/2034 (a)	630	614
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	335	331
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	740	717
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,900
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,460	1,482
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,070	1,071
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	410	429
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	313	331
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	496
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	806
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Expand Energy Corp. 4.875% 4/15/2022 (b)	4,300	1
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	57
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,066
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,382
Genesis Energy, LP 6.75% 3/15/2034	1,640	1,633
Global Partners, LP 6.875% 1/15/2029	110	110
Global Partners, LP 8.25% 1/15/2032 (a)	480	498
Global Partners, LP 7.125% 7/1/2033 (a)	320	323
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	338
Harbour Energy PLC 5.50% 10/15/2026 (a)	885	882
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,102	1,113
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	138
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	588
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,190	1,144
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	288
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	513
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	543
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	470	455
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	248	259
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	670	674
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	290	301
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	518
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	263
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	219
Matador Resources Co. 6.875% 4/15/2028 (a)	230	234
Matador Resources Co. 6.50% 4/15/2032 (a)	600	607
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,037
American Funds Insurance Series — Page 257 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.00% 4/15/2034 (a)	USD465	$462
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	— (e)
Murphy Oil Corp. 6.00% 10/1/2032	340	338
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	632
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,072
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	745	101
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)(f)	2,020	2,020
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	8,275
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	418
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,410	1,452
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	312
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	745	771
Occidental Petroleum Corp. 6.60% 3/15/2046	872	904
Occidental Petroleum Corp. 6.05% 10/1/2054	995	968
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	196	192
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,123
Petroleos Mexicanos 8.75% 6/2/2029	730	768
Petroleos Mexicanos 6.84% 1/23/2030	810	812
Petroleos Mexicanos 5.95% 1/28/2031	840	804
Petroleos Mexicanos 7.69% 1/23/2050	155	134
Petroleos Mexicanos 6.95% 1/28/2060	265	209
Raizen Fuels Finance SA 6.25% 7/8/2032 (b)	635	352
Range Resources Corp. 4.75% 2/15/2030 (a)	235	229
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	207
SM Energy Co. 5.00% 10/15/2026 (a)	485	484
SM Energy Co. 8.375% 7/1/2028 (a)	615	632
SM Energy Co. 8.625% 11/1/2030 (a)	485	512
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,916
SM Energy Co. 9.625% 6/15/2033 (a)	240	265
SM Energy Co. 6.625% 4/15/2034 (a)	470	469
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	264
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,528
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,747
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	351
Sunoco, LP 5.625% 3/15/2031 (a)	895	892
Sunoco, LP 5.375% 7/15/2031 (a)	245	243
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,149
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	678
Sunoco, LP 5.875% 3/15/2034 (a)	675	668
Sunoco, LP 5.625% 7/15/2034 (a)	395	389
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(g)	1,475	1,507
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	854
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,193
Targa Resources Partners, LP 5.50% 3/1/2030	272	275
Targa Resources Partners, LP 4.875% 2/1/2031	150	150
TGS ASA 8.50% 1/15/2030 (a)	590	619
American Funds Insurance Series — Page 258 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tidewater, Inc. 9.125% 7/15/2030 (a)	USD120	$128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	282
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	302
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	682
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	257
Transocean International, Ltd. 6.80% 3/15/2038	355	341
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	363
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	869
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	846
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	276
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,490
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,201
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	1,000	1,023
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	362
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	557
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,345	2,440
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	790
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(g)	343	342
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,213
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	764
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,466
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,293
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,163
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,176
Western Midstream Operating, LP 5.25% 2/1/2050	250	211
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	335
YPF SA 8.75% 9/11/2031	160	167
		105,004
Consumer discretionary 10.59%
Acushnet Co. 5.625% 12/1/2033 (a)	400	398
Advance Auto Parts, Inc. 5.95% 3/9/2028	833	847
Advance Auto Parts, Inc. 3.90% 4/15/2030	765	703
Advance Auto Parts, Inc. 3.50% 3/15/2032	799	690
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	255	259
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	450
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	440
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,370
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	366
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	588
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,025
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	500	474
Bath & Body Works, Inc. 6.875% 11/1/2035	546	538
Bath & Body Works, Inc. 6.75% 7/1/2036	140	134
Beach Acquisition Bidco, LLC 10.75% PIK 7/15/2033 (a)(c)	528	562
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	750	714
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,375	1,338
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,555	1,575
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,130	1,118
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	405	373
American Funds Insurance Series — Page 259 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 4.00% 8/1/2028 (a)	USD1,080	$1,055
Carnival Corp. 5.125% 5/1/2029 (a)	725	720
Carnival Corp. 7.00% 8/15/2029 (a)	110	114
Carnival Corp. 5.75% 8/1/2032 (a)	2,579	2,581
Carnival Corp. 6.125% 2/15/2033 (a)	3,125	3,158
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	497
Cyprium Corp. 6.125% 4/15/2031 (a)	545	539
Cyprium Corp. 6.375% 4/15/2034 (a)	805	783
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	813
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,100	1,028
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,012
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	493
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	290
Ford Motor Credit Co., LLC 5.113% 5/3/2029	575	570
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	321
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,703	1,702
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	424
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	479
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	329
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,864
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,722
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	352
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,625	1,610
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,312
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,645	3,501
Gap, Inc. 3.625% 10/1/2029 (a)	140	131
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	448
Genting New York, LLC 7.25% 10/1/2029 (a)	1,030	1,035
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,750	1,708
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	467
Hyundai Capital America 1.65% 9/17/2026 (a)	60	59
International Game Technology PLC 5.25% 1/15/2029 (a)	885	878
KB Home 6.875% 6/15/2027	185	187
KB Home 7.25% 7/15/2030	275	280
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	288
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,756
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,182
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	999
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	324
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	860
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	510
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	580	546
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	250	256
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	361
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	676
Newell Brands, Inc. 6.625% 9/15/2029	750	733
Newell Brands, Inc. 6.375% 5/15/2030	955	917
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,586
American Funds Insurance Series — Page 260 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Brands, Inc. 7.375% 4/1/2036	USD525	$484
Newell Brands, Inc. 7.50% 4/1/2046	235	189
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	330	328
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,265
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	285
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	287
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,422
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,404
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,753
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	10	9
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	534
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	494
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	568
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	416
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	139
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	581
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,769
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,030	887
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	314
Service Corp. International 3.375% 8/15/2030	160	148
Service Corp. International 4.00% 5/15/2031	430	401
Service Corp. International 5.75% 10/15/2032	165	165
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	626
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,866
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	266
TopBuild Corp. 5.625% 1/31/2034 (a)	735	720
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	789
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	158
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,260	2,189
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	258
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	460	465
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	475
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	101
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	450
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	748
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	288
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	567	595
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	594
		90,426
Financials 9.28%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,404
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	820	806
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,916
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,314
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,392
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,402
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,630
American Funds Insurance Series — Page 261 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Aretec Group, Inc. 10.00% 8/15/2030 (a)	USD565	$601
Asurion, LLC 8.00% 12/31/2032 (a)	335	348
Asurion, LLC 8.375% 2/1/2034 (a)	1,140	1,108
Blackstone Private Credit Fund 5.95% 7/16/2029	676	666
Blackstone Private Credit Fund 5.35% 3/12/2031	424	403
Blackstone Private Credit Fund 6.00% 11/22/2034	660	617
Block, Inc. 2.75% 6/1/2026	425	423
Block, Inc. 5.625% 8/15/2030 (a)	930	925
Block, Inc. 3.50% 6/1/2031	1,255	1,142
Block, Inc. 6.50% 5/15/2032	765	772
Block, Inc. 6.00% 8/15/2033 (a)	195	192
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	311
Cipher Compute, LLC 7.125% 11/15/2030 (a)	440	456
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,586	3,360
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,064
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,749	3,490
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	641	558
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	525	491
FS KKR Capital Corp. 6.875% 8/15/2029	272	267
FS KKR Capital Corp. 6.125% 1/15/2031	320	300
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	929
Hightower Holding, LLC 9.125% 1/31/2030 (a)	160	164
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	641
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	730
HUB International, Ltd. 7.375% 1/31/2032 (a)	970	990
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	238
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	80
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,757
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,314
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	1,711	1,588
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,411
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,195
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	114
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,569
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	135	141
MSCI, Inc. 3.875% 2/15/2031 (a)	425	402
MSCI, Inc. 3.625% 11/1/2031 (a)	211	195
Navient Corp. 6.75% 6/15/2026	190	191
Navient Corp. 5.00% 3/15/2027	1,873	1,832
Navient Corp. 5.50% 3/15/2029	3,520	3,230
Navient Corp. 9.375% 7/25/2030	1,582	1,544
Navient Corp. 11.50% 3/15/2031	765	778
Navient Corp. 7.875% 6/15/2032	2,030	1,812
Navient Corp. 5.625% 8/1/2033	2,148	1,677
OneMain Finance Corp. 3.875% 9/15/2028	135	128
OneMain Finance Corp. 5.375% 11/15/2029	960	926
OneMain Finance Corp. 7.875% 3/15/2030	760	785
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,487
OneMain Finance Corp. 4.00% 9/15/2030	205	185
OneMain Finance Corp. 7.50% 5/15/2031	105	106
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,101
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,558
OneMain Finance Corp. 6.50% 3/15/2033	875	837
OneMain Finance Corp. 6.75% 9/15/2033	525	504
American Funds Insurance Series — Page 262 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	USD1,210	$1,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,830	2,796
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,238	1,228
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	300	301
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	137
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	353
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	412
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	325
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	582
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	742
SLM Corp. 6.50% 1/31/2030	255	251
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	543
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	836
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	515
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	347
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	325
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,405	2,498
		79,257
Health care 7.06%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,302
Accendra Health, Inc. 4.50% 3/31/2029 (a)	2,377	1,437
Accendra Health, Inc. 6.625% 4/1/2030 (a)	6,277	2,992
AdaptHealth, LLC 6.125% 8/1/2028 (a)	150	150
AdaptHealth, LLC 4.625% 8/1/2029 (a)	610	582
AdaptHealth, LLC 5.125% 3/1/2030 (a)	335	321
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	423
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	179
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,655
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	170	176
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,806	1,791
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	367	310
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	820
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	380	283
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	516
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	577	352
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,190	1,172
Centene Corp. 4.625% 12/15/2029	785	746
Centene Corp. 3.375% 2/15/2030	37	33
Centene Corp. 2.625% 8/1/2031	85	71
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	670	663
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	240	231
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,849
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	920	849
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	119	128
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,092
DaVita, Inc. 6.875% 9/1/2032 (a)	1,875	1,922
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,461
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,232
Grifols SA 4.75% 10/15/2028 (a)	780	764
HCA, Inc. 4.625% 3/15/2052	193	154
American Funds Insurance Series — Page 263 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 7.50% 11/15/2095	USD175	$186
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,245
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	411
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,626
Medline Borrower, LP 6.25% 4/1/2029 (a)	554	565
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	493
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,649	1,475
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	945	930
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,330	2,895
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,213
Organon & Co. 4.125% 4/30/2028 (a)	325	316
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	160
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(c)	1,985	1,815
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,482
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	543
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,106
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	212
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,441
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	910
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	354
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,305	5,291
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,273
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	848
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	512
		60,258
Materials 6.99%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	810	842
ArcelorMittal SA 7.00% 10/15/2039	403	439
ArcelorMittal SA 6.75% 3/1/2041	685	729
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	683
Avient Corp. 6.25% 11/1/2031 (a)	185	186
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	209
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	378
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,461
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	204
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.05% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	401
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,466
Celanese US Holdings, LLC 7.20% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	607
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	341
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,691	1,615
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,000
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,605
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,662
American Funds Insurance Series — Page 264 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	USD2,030	$1,967
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	235
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,208
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	460
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,268
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	508
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	2,880	2,840
CVR Partners, LP 6.125% 6/15/2028 (a)	405	404
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	405	413
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	814
FMC Corp. 3.45% 10/1/2029	280	250
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	350
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(g)	5,063	2,658
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,838
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	372
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	807
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	401
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	290	288
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	545	544
LSB Industries, Inc. 6.25% 10/15/2028 (a)	14	14
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	355	321
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	675	675
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	440	409
Methanex Corp. 5.125% 10/15/2027	2,005	1,994
Methanex Corp. 5.65% 12/1/2044	385	346
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,385	1,418
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	894	906
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,640	1,701
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	869
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	213
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,844
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	583
Novelis Corp. 3.875% 8/15/2031 (a)	412	367
Olin Corp. 6.625% 4/1/2033 (a)	65	64
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	472
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	559
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(g)	1,462	1,440
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(g)	579	570
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,078
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	646
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	270	276
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	390	380
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	404
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	915
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(g)	200	197
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	453
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	504
American Funds Insurance Series — Page 265 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Corp. 5.55% 11/15/2035	USD100	$100
Westlake Corp. 6.375% 11/15/2055	35	35
		59,632
Real estate 6.40%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	602
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	76
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,563
GGP Retail, LLC 5.75% 5/15/2026 (a)	614	614
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	959
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,127
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,219
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,024
Hudson Pacific Properties, LP 5.95% 2/15/2028	165	157
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	368
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	304
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,912
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,655	1,555
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	185	180
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,785	1,760
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,648
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,430	2,434
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	456
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	186
MPT Operating Partnership, LP 5.00% 10/15/2027	7,088	6,604
MPT Operating Partnership, LP 4.625% 8/1/2029	1,565	1,219
MPT Operating Partnership, LP 3.50% 3/15/2031	1,264	827
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,380	4,444
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	925	889
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	623
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	546
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	356
SBA Communications Corp. 3.125% 2/1/2029	111	105
Service Properties Trust 4.95% 2/15/2027	210	211
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,070
Service Properties Trust 5.50% 12/15/2027	750	752
Service Properties Trust 3.95% 1/15/2028	2,966	2,839
Service Properties Trust 4.95% 10/1/2029	3,318	3,009
Service Properties Trust 4.375% 2/15/2030	2,621	2,330
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,069
Service Properties Trust 8.875% 6/15/2032	1,385	1,374
		54,657
Industrials 6.36%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	220
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	383
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	863
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	547
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	810
American Funds Insurance Series — Page 266 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	USD260	$259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,088
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	239
ATI, Inc. 4.875% 10/1/2029	575	568
ATI, Inc. 5.125% 10/1/2031	645	638
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	637	636
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,095	1,048
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	595	599
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	370	366
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	51	51
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,000	1,019
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,020	1,042
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	131
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	269
CACI International, Inc. 6.375% 6/15/2033 (a)	390	397
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,181
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	740	643
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	133
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,508
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	635
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,574	2,419
Eaton Corp. 4.50% 3/6/2033	200	197
Eaton Corp. 4.80% 3/6/2036	200	197
Eaton Corp. 4.20% 3/6/2031	200	197
Enviri Corp. 5.75% 7/31/2027 (a)	665	664
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	3,140	3,247
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	741
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	172
ESAB Corp. 5.625% 4/1/2031 (a)	505	510
Fedex Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
Fedex Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
Fedex Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	58
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	795	807
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,215	1,217
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	386
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	759
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,349
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	164
Hertz Corp. (The) 4.625% 12/1/2026 (a)	613	556
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	453
Icahn Enterprises, LP 5.25% 5/15/2027	3,119	3,059
Icahn Enterprises, LP 9.75% 1/15/2029	610	600
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	125
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	248
Moog, Inc. 4.25% 12/9/2027 (a)	330	331
Moog, Inc. 5.50% 10/15/2034 (a)	630	634
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	895	876
OneSky Flight, LLC 8.875% 12/15/2029 (a)	300	310
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	500	500
American Funds Insurance Series — Page 267 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	USD435	$436
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	985	1,006
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	741
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	523
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	613
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	335	334
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	360
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	1,000	990
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	96
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	672
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	98	98
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	161
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,399
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,002
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,123
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,575
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	583
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	360
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	188
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	453
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	364
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	270
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	701
		54,290
Information technology 6.05%
ams-OSRAM AG 12.25% 3/30/2029 (a)	3,125	3,327
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	870	864
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	855	871
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,465	1,431
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	4,075	3,935
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,495	1,419
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	1,175	1,046
CoreWeave, Inc. 9.25% 6/1/2030 (a)	445	433
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,576
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	157
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	947
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,052
Flash Compute, LLC 7.25% 12/31/2030 (a)	635	640
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,905
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,885
Imola Merger Corp. 4.75% 5/15/2029 (a)	250	243
Intel Corp. 3.05% 8/12/2051	125	76
Intel Corp. 5.60% 2/21/2054	208	191
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,590
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	271
Oracle Corp. 4.95% 2/4/2031	452	442
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	291
Oracle Corp. 5.70% 2/4/2036	795	765
American Funds Insurance Series — Page 268 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 6.55% 2/4/2046	USD23	$22
Oracle Corp. 6.90% 11/9/2052	35	33
Oracle Corp. 6.70% 2/4/2056	1,133	1,052
Oracle Corp. 6.85% 2/4/2066	60	55
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	300	215
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	100
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	101
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	300	295
SV RNO Property Owner 1, LLC 5.875% 3/1/2031 (a)	385	381
Synaptics, Inc. 4.00% 6/15/2029 (a)	310	294
UKG, Inc. 6.875% 2/1/2031 (a)	760	743
Unisys Corp. 10.625% 1/15/2031 (a)	1,455	1,253
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,573
Viasat, Inc. 6.50% 7/15/2028 (a)	995	984
Viasat, Inc. 7.50% 5/30/2031 (a)	1,854	1,834
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	178
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	351
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(f)	1,242	1,362
WULF Compute, LLC 7.75% 10/15/2030 (a)	2,050	2,168
		51,637
Consumer staples 3.66%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,363
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,719
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	688
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	975
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	2,047
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,686
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,231	4,172
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,665
Coty, Inc. 4.75% 1/15/2029 (a)	985	959
Coty, Inc. 6.625% 7/15/2030 (a)	641	636
Coty, Inc. 5.60% 1/15/2031 (a)	284	275
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	835	851
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	680	694
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	1,855	1,876
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	380	355
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	59
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	905
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	660
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	381
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	768
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,821
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	884
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	774
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	340
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	735
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	902
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	283
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	972
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	617	618
American Funds Insurance Series — Page 269 of 332

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
US Foods, Inc. 4.625% 6/1/2030 (a)	USD425	$414
US Foods, Inc. 5.75% 4/15/2033 (a)	390	389
		31,274
Utilities 1.33%
AmeriGas Partners, LP 5.75% 5/20/2027	252	254
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (g)	390	397
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (g)	290	296
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	295	303
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	1,605	1,685
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	417
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	456
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	926
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	159
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,199
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	1,705	1,717
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,087	1,141
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 6.875% 4/15/2032 (a)	280	290
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	347
		11,307
Total corporate bonds and notes		723,603
Loans 3.81% Industrials 0.61%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (h)(i)	255	237
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (h)(i)	5,615	4,799
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.668% 4/30/2032 (h)(i)	155	155
		5,191
Information technology 0.58%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (h)(i)	1,740	1,637
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.674% 9/15/2033 (h)(i)	65	56
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (h)(i)	725	581
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (h)(i)	1,726	1,734
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (h)(i)	951	953
		4,961
Financials 0.57%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (h)(i)	1,050	1,017
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (h)(i)	2,401	2,383
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.176% 8/26/2032 (h)(i)	780	782
American Funds Insurance Series — Page 270 of 332

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (h)(i)	USD119	$119
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (h)(i)	580	570
		4,871
Consumer staples 0.51%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.168% 10/10/2029 (h)(i)	161	150
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (h)(i)	234	229
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (h)(i)	1,565	1,561
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.418% 5/1/2031 (h)(i)	2,413	2,430
		4,370
Communication services 0.46%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (h)(i)	1,186	1,190
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.25% 4/15/2027 (h)(i)	272	240
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (c)(h)	34	7
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (h)(i)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (h)(i)	18	18
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (c)(d)(h)	822	822
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.523% 2/1/2029 (h)(i)	635	440
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (h)(i)	1,220	1,220
		3,939
Consumer discretionary 0.44%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(d)(h)(i)	443	443
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (d)(h)(i)	461	461
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.66% 10/16/2031 (h)(i)	486	487
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (h)(i)	308	308
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (h)(i)	57	57
Hertz Corp. (The), Term Loan B, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (h)(i)	61	44
Hertz Corp. (The), Term Loan C-EXIT, (1-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (h)(i)	10	7
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(d)(h)	103	— (e)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(c)(d)(h)	191	— (e)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.652% 4/4/2029 (h)(i)	1,336	1,318
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (h)(i)	621	618
		3,743
Health care 0.39%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 3.75%) 7.418% 1/15/2031 (h)(i)	355	356
BioMarin Pharmaceutical, Inc., Term Loan B, (USD-SOFR + 1.75%) 5.421% 1/28/2033 (h)(i)	460	460
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (h)(i)	1,448	1,442
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 1.75%) 5.418% 10/23/2028 (h)(i)	45	45
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (h)(i)	939	848
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 7.661% 6/30/2028 (h)(i)	213	213
		3,364
American Funds Insurance Series — Page 271 of 332

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Materials 0.16%	Principal amount (000)	Value (000)
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (h)(i)	USD690	$664
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (c)(d)(h)(i)	552	175
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(d)(h)(i)	559	177
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(d)(h)(i)	952	301
		1,317
Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.418% 3/28/2031 (h)(i)	230	213
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (h)(i)	232	233
		446
Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160	152
Energy 0.02%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266	150
Total loans		32,504
Mortgage-backed obligations 0.05% Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	480	461
Municipals 0.04% Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	253	170
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	278	192
		362
Total municipals		362
Total bonds, notes & other debt instruments (cost: $774,986,000)		756,930
Convertible bonds & notes 0.16% Communication services 0.16%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,353
Total convertible bonds & notes (cost: $403,000)		1,353
Common stocks 6.45% Information technology 2.06%	Shares
Diebold Nixdorf, Inc. (j)	233,613	17,624
Health care 1.71%
Rotech Healthcare, Inc. (d)(f)(j)	167,613	11,755
Keenova Therapeutics PLC (j)	28,965	2,549
Par Health, Inc. (a)(j)	28,965	184
Endo, LP, Class A1 (a)(j)	160,079	114
		14,602
American Funds Insurance Series — Page 272 of 332

unaudited
Common stocks (continued) Utilities 1.21%	Shares	Value (000)
Talen Energy Corp. (j)	31,458	$10,042
PG&E Corp.	15,606	274
		10,316
Energy 1.05%
Constellation Oil Services Holding SA (NDR) (j)	247,097	3,407
Ascent CNR Corp., Class A (d)(f)	62,978	3,343
Mesquite Energy, Inc. (d)(j)	17,787	1,114
Weatherford International	8,019	758
Altera Infrastructure, LP (d)	7,578	328
Expand Energy Corp.	467	51
		9,001
Consumer discretionary 0.39%
Aimbridge Topco, LLC (d)(j)	46,955	3,360
NMG Parent, LLC (d)(j)	8,350	— (e)
		3,360
Financials 0.02%
Navient Corp.	16,610	136
Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,809	55
Materials 0.00%
Venator Materials PLC (d)(j)	3,232	— (e)
Total common stocks (cost: $31,025,000)		55,094
Preferred securities 0.20% Industrials 0.20%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(d)(j)	1,022	1,669
Total preferred securities (cost: $1,057,000)		1,669
Rights & warrants 0.01% Communication services 0.01%
SES SA (CVR) (j)	6,792	102
Total rights & warrants (cost: $80,000)		102
Short-term securities 3.86% Money market investments 3.86%
Capital Group Central Cash Fund 3.71% (k)(l)	329,592	32,956
Total short-term securities (cost: $32,956,000)		32,956
Total investment securities 99.34% (cost: $840,507,000)		848,104
Other assets less liabilities 0.66%		5,631
Net assets 100.00%		$853,735
American Funds Insurance Series — Page 273 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	62	7/6/2026	USD12,862	$(93)
5 Year U.S. Treasury Note Futures	Long	82	7/6/2026	8,871	(119)
10 Year Ultra U.S. Treasury Note Futures	Short	5	6/30/2026	(568)	11
10 Year U.S. Treasury Note Futures	Short	11	6/30/2026	(1,221)	22
30 Year Ultra U.S. Treasury Bond Futures	Short	1	6/30/2026	(117)	4
					$(175)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD17,580	$(927)	$(961)	$34
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	3,669	(176)	(153)	(23)
					$(1,103)	$(1,114)	$11
Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 3.71% (k)	$35,092	$60,679	$62,807	$(1)	$(7)	$32,956	$378
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,755	1.38%
Ascent CNR Corp., Class A (d)	11/15/2016	302	3,343	0.39
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)	2/17/2026	2,020	2,020	0.23
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,362	0.16
Total		$7,026	$18,480	2.16%

American Funds Insurance Series — Page 274 of 332

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $550,080,000, which represented 64.43% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Step bond; coupon rate may change at a later date.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $32,504,000, which represented 3.81% of the net assets of the fund.

(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 3/31/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 275 of 332

American Funds Mortgage Fund®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 85.77% Mortgage-backed obligations 75.77% Federal agency mortgage-backed obligations 74.52%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26	26
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	86	82
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1	1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	117	103
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	201	171
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	264	224
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14	12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	65	59
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	138	124
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	79	71
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	156	141
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	196	177
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	21	22
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	24	20
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	398	336
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	87	74
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	667	540
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	92	75
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	59	51
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	449	380
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	120	98
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,411	1,155
American Funds Insurance Series — Page 276 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	USD326	$267
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	159	128
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	163	146
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	258	218
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	29	26
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	345	294
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	22	18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	360	310
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	168	146
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	30	26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	186	161
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	73	66
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	218	194
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	873	769
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	667	538
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,605	1,352
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	896	756
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	155	143
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	187	187
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	122	99
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	33	33
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	30	31
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	403	391
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	55	56
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	83	87
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	65	67
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	185	195
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	53	56
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	46	45
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	210	215
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	417	367
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	642	646
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	279	287
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	176	177
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	318	325
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	723	729
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	33	35
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	9	9
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	235	245
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	68	69
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	20	20
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	327	339
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	158	165
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,260	1,269
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	131	132
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	119	120
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	28	29
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	105	108
American Funds Insurance Series — Page 277 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	USD14	$14
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	205	212
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	198	202
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	40	41
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	33	34
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	19	19
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	231	240
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	130	134
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	436	448
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	119	122
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	114	117
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	84	85
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	52	53
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	32	33
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	16	16
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	6	6
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	576	602
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	350	365
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	116	120
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	107	112
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	99	103
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	62	65
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	166	169
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	150	154
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	87	89
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	49	50
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	49	50
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	26	27
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	23	23
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	21	21
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	15	15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	128	133
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	90	94
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	36	37
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	466	474
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	246	250
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	179	180
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	398	409
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	154	158
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	108	112
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	93	94
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	334	340
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	23	23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	51	51
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	46	46
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	38	39
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	169	164
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	491	501
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	152	157
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	202	206
American Funds Insurance Series — Page 278 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	USD494	$497
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	84	85
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	317	328
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	93	95
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	674	687
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	312	318
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	13	13
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	67	69
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	310	312
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	110	112
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10	11
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	27	28
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (a)	130	133
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	115	121
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	105	96
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	117	106
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40	35
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39	38
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	665	600
FARM Mortgage Trust, Series 2024-1, Class A, 4.677% 10/1/2053 (a)(c)(d)	169	162
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	74	74
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	410	411
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	129	122
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	36	34
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,369	1,162
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	254	229
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	72	62
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.613% 8/1/2045 (a)(d)	233	233
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	21	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	11	10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	39	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	33	32
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	120	108
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	651	527
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	160	130
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	168	144
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	72
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	280	229
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	265	216
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	195	173
American Funds Insurance Series — Page 279 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	USD968	$815
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	63	51
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	52	45
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	675	570
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	108
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	596	555
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	616	498
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	737	649
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	267	225
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	631	556
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	461	391
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	155	131
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,186	1,044
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	20
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	273	253
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	518	515
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	189	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	90	92
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	295	290
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	609	633
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	25
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	71	71
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	76	77
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	43	44
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	242	244
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	51	53
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	45	46
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	30	31
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	714	720
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	45	45
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	31	32
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)	2,045	2,095
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	799	820
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	100	103
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	332	340
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	273	280
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	56	58
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	381	384
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,385	1,418
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,110	1,139
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	6	6
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	38	40
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	9	9
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	43	44
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	55	55
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	11	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	99	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	16	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	41	43
American Funds Insurance Series — Page 280 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	USD60	$60
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	23	24
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	345	360
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	51	53
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	544	567
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	173	180
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	41	43
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	193	198
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	177	182
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	159	165
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	52	54
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	52	54
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	26
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	143	148
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	103	107
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	64
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	255	259
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	208	213
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	125	128
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	112	114
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	33	34
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,248	1,294
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	278	288
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	202	211
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	83	86
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	80	84
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	42	44
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	32	34
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	21	22
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	179	180
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	108	111
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	54	56
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	55	56
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	52	54
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	30	30
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	12	13
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	127	131
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	73	76
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	33	34
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	13	13
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	8	8
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	410	412
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	476	473
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	301	302
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	935	954
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	21	21
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	182	192
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	66	69
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	64	62
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	644	657
American Funds Insurance Series — Page 281 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	USD57	$59
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	48	49
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	254	266
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	27	28
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	126	124
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	383	391
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	76	78
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	12	12
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	11	12
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	12	12
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,847	1,884
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	879	909
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	409	411
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,268	1,294
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	451	460
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	60	61
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	447	463
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (a)	449	472
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	398	406
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	165	173
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	100	104
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	523	533
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (a)	96	100
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	302
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	73	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	76	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	140	132
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	97	92
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	73	71
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	25	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	605	533
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	171	167
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	285	261
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	273	249
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	274	253
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	235	213
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	229	221
Government National Mortgage Assn. 2.00% 4/1/2056 (a)(f)	870	719
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	518	505
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	59	62
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	149	150
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	74	67
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	174	162
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	434	415
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	89	73
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	78	65
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	32	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	852	705
American Funds Insurance Series — Page 282 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	USD664	$549
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	296	253
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	71	61
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	464	396
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	205	169
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	287	247
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	63	54
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	150	129
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	123	106
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	39	34
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	46	41
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	202	174
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	55	49
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	142	134
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	77
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	76	72
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	177	178
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	37	37
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	11	11
Government National Mortgage Assn. Pool #AN1825 4.633% 6/20/2065 (a)	11	11
Government National Mortgage Assn. Pool #AO0461 4.637% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.625% 12/20/2065 (a)	5	5
Government National Mortgage Assn. Pool #AO0385 4.378% 1/20/2066 (a)	27	27
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	196	146
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (a)(f)	31	30
Uniform Mortgage-Backed Security 4.00% 5/1/2041 (a)(f)	94	92
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (a)(f)	351	295
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (a)(f)	98	90
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (a)(f)	217	205
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (a)(f)	1,020	985
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (a)(f)	1,307	1,313
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (a)(f)	1,178	1,218
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (a)(f)	1,908	1,604
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (a)(f)	599	565
Uniform Mortgage-Backed Security 6.00% 5/1/2056 (a)(f)	293	299
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (a)(f)	287	297
		80,647
Commercial mortgage-backed securities 0.91%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 4/15/2037 (a)(c)(d)	68	68
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.273% 7/15/2042 (a)(c)(d)	200	200
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	387
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.873% 2/15/2043 (a)(c)(d)	149	149
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (a)(c)(d)	179	179
		983
American Funds Insurance Series — Page 283 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.34%	Principal amount (000)	Value (000)
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	USD125	$119
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	49	44
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	125	127
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	80	81
		371
Total mortgage-backed obligations		82,001
U.S. Treasury bonds & notes 8.23% U.S. Treasury 8.23%
U.S. Treasury 4.375% 7/31/2026	535	536
U.S. Treasury 3.50% 10/31/2027	1,130	1,124
U.S. Treasury 4.25% 2/15/2028	460	464
U.S. Treasury 3.875% 3/15/2028	550	551
U.S. Treasury 4.125% 7/31/2028	450	453
U.S. Treasury 4.50% 5/31/2029 (e)	1,025	1,045
U.S. Treasury 4.00% 2/28/2030	330	331
U.S. Treasury 4.00% 3/31/2030	100	100
U.S. Treasury 3.50% 2/28/2031	605	593
U.S. Treasury 4.00% 6/30/2032	300	299
U.S. Treasury 3.875% 12/31/2032	510	503
U.S. Treasury 1.875% 2/15/2041	240	166
U.S. Treasury 3.25% 5/15/2042	106	87
U.S. Treasury 4.75% 2/15/2045	190	187
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	329
U.S. Treasury 4.75% 8/15/2055	640	624
U.S. Treasury 4.625% 11/15/2055	600	573
U.S. Treasury 4.75% 2/15/2056	925	902
Total U.S. Treasury bonds & notes		8,903
Asset-backed obligations 1.77% Auto loan 0.91%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)	96	96
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)	46	46
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)	31	31
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	6	6
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	13	12
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)	68	68
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	257	263
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)	18	18
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)	100	102
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	338	341
		983
Collateralized loan obligations 0.46%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (a)(c)(d)	250	250
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (a)(c)(d)	250	249
		499
American Funds Insurance Series — Page 284 of 332

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities 0.27%		Principal amount (000)	Value (000)
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		USD123	$122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	75
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			293
Student loan 0.13%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		79	75
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.53% 4/20/2062 (a)(c)(d)		66	66
			141
Total asset-backed obligations			1,916
Total bonds, notes & other debt instruments (cost: $93,165,000)			92,820
Short-term securities 11.52% Federal agency bills & notes 11.52%	Weighted average yield at acquisition
Federal Farm Credit Banks 4/16/2026	3.640%	2,100	2,097
Federal Home Loan Bank 4/10/2026	3.550	2,500	2,498
Federal Home Loan Bank 5/6/2026	3.615	2,000	1,993
Federal Home Loan Bank 5/8/2026	3.603	900	896
Federal Home Loan Bank 5/13/2026	3.557	5,000	4,979
			12,463
Total short-term securities (cost: $12,464,000)			12,463
Total investment securities 97.29% (cost: $105,629,000)			105,283
Other assets less liabilities 2.71%			2,933
Net assets 100.00%			$108,216
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	130	3/17/2027	USD31,319	$39
2 Year U.S. Treasury Note Futures	Long	223	7/6/2026	46,260	(267)
5 Year U.S. Treasury Note Futures	Long	155	7/6/2026	16,768	(196)
10 Year Ultra U.S. Treasury Note Futures	Long	39	6/30/2026	4,427	(74)
10 Year U.S. Treasury Note Futures	Long	16	6/30/2026	1,777	(12)
20 Year U.S. Treasury Bond Futures	Long	9	6/30/2026	1,025	(34)
30 Year Ultra U.S. Treasury Bond Futures	Long	29	6/30/2026	3,380	(104)
					$(648)
American Funds Insurance Series — Page 285 of 332

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$(1)	$—	$(1)
SOFR	Annual	3.739%	Annual	3/25/2033	602	(1)	—	(1)
SOFR	Annual	3.793%	Annual	3/26/2033	226	(1)	—	(1)
SOFR	Annual	3.788%	Annual	3/26/2033	454	(2)	—	(2)
SOFR	Annual	3.7655%	Annual	3/26/2033	754	(2)	—	(2)
SOFR	Annual	3.8105%	Annual	3/30/2033	754	(5)	—	(5)
SOFR	Annual	3.8175%	Annual	3/31/2033	303	(2)	—	(2)
SOFR	Annual	3.6025%	Annual	1/8/2034	495	5	—	5
SOFR	Annual	3.41%	Annual	7/28/2045	982	96	—	96
						$87	$—	$87

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,337,000, which represented 3.08% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $650,000, which represented 0.60% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 286 of 332

Ultra-Short Bond Fund
Investment portfolio
March 31, 2026
unaudited

Short-term securities 99.14% Commercial paper 73.56%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alberta (Province of) 4/7/2026 (a)	0.859%	USD2,000	$1,999
Australia & New Zealand Banking Group, Ltd. 5/18/2026 (a)	0.612	10,400	10,348
Cabot Trail Funding, LLC. 4/8/2026 (a)	0.900	10,000	9,992
CAFCO, LLC 7/17/2026 (a)	1.111	9,225	9,117
Chevron Corp. 5/11/2026 (a)	0.413	10,000	9,957
Cisco Systems, Inc. 4/13/2026 (a)	0.824	9,600	9,587
DBS Bank, Ltd. 4/8/2026 (a)	0.520	7,500	7,494
Desjardins Group 5/12/2026 (a)	0.875	5,900	5,874
Essilor International 6/17/2026 (a)	0.705	8,100	8,034
Hydro-Québec 4/27/2026 (a)	0.589	2,900	2,892
Johnson & Johnson 4/27/2026 (a)	0.593	4,200	4,188
KfW 5/22/2026 (a)	0.609	10,000	9,947
Komatsu Finance America, Inc. 5/5/2026 (a)	0.918	5,000	4,982
Liberty Street Funding, LLC 6/18/2026 (a)	0.925	9,650	9,568
LVMH Moët Hennessy Louis Vuitton, Inc. 6/2/2026 (a)	1.016	5,000	4,967
Merck & Co., Inc. 4/20/2026 (a)	0.210	11,000	10,978
Nestlé Finance International, Ltd. 4/23/2026 (a)	0.301	10,000	9,976
Novartis Finance Corp. 4/13/2026 (a)	0.408	10,000	9,987
Oesterreich Kontrollbank 5/29/2026	0.536	8,250	8,200
OMERS Finance Trust 5/8/2026	0.880	10,000	9,959
Ontario (Province of) 4/10/2026	0.774	7,000	6,993
Oversea-Chinese Banking Corp., Ltd. 4/21/2026 (a)	0.880	10,000	9,978
Paccar Financial Corp. 4/27/2026	0.333	10,000	9,972
Procter & Gamble Co. 6/8/2026 (a)	0.796	10,000	9,929
Prudential Funding, LLC 4/13/2026	0.349	10,000	9,987
Roche Holdings, Inc. 4/1/2026 (a)	0.171	8,100	8,099
Toyota Motor Credit Corp. 7/10/2026	0.984	10,000	9,892
Victory Receivables Corp. 5/5/2026 (a)	1.053	10,000	9,963
Wal-Mart Stores, Inc. 4/27/2026 (a)	0.534	10,000	9,972
			242,831
U.S. Treasury bills 4.58%
U.S. Treasury 4/7/2026	0.567	5,200	5,197
U.S. Treasury 6/18/2026	0.759	10,000	9,922
			15,119
Federal agency bills & notes 21.00% Federal agency bonds & notes 21.00%
Federal Farm Credit Banks 4/6/2026	0.266	9,100	9,095
Federal Home Loan Bank 4/1/2026	0.280	5,000	5,000
Federal Home Loan Bank 4/8/2026	1.161	5,000	4,997
Federal Home Loan Bank 5/1/2026	0.693	6,300	6,281
Federal Home Loan Bank 5/8/2026	0.819	5,000	4,981
Federal Home Loan Bank 5/13/2026	0.803	6,100	6,074
Federal Home Loan Bank 5/27/2026	0.784	10,000	9,944
Federal Home Loan Bank 6/5/2026	0.732	7,000	6,954
American Funds Insurance Series — Page 287 of 332

unaudited
Short-term securities (continued) Federal agency bills & notes (continued) Federal agency bonds & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 6/12/2026	0.959%	USD4,700	$4,666
Federal Home Loan Bank 7/22/2026	0.919	4,400	4,351
Tennessee Valley Authority 4/15/2026	0.196	7,000	6,990
			69,333
Total short-term securities (cost: $327,320,000)			327,283
Total investment securities 99.14% (cost: $327,320,000)			327,283
Other assets less liabilities 0.86%			2,846
Net assets 100.00%			$330,129

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $187,828,000, which represented 56.90% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 288 of 332

U.S. Government Securities Fund®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 89.01% U.S. Treasury bonds & notes 45.27% U.S. Treasury 40.47%	Principal amount (000)	Value (000)
U.S. Treasury 4.875% 4/30/2026	USD35,525	$35,559
U.S. Treasury 0.875% 6/30/2026	2,065	2,051
U.S. Treasury 4.50% 7/15/2026	10,366	10,390
U.S. Treasury 4.375% 7/31/2026	25,795	25,854
U.S. Treasury 4.625% 9/15/2026	10,209	10,250
U.S. Treasury 3.50% 9/30/2026	11,100	11,087
U.S. Treasury 3.875% 3/31/2027	23,000	23,033
U.S. Treasury 4.50% 4/15/2027	30,000	30,234
U.S. Treasury 0.50% 4/30/2027	1,250	1,207
U.S. Treasury 2.625% 5/31/2027	2,290	2,259
U.S. Treasury 3.75% 6/30/2027	33,220	33,197
U.S. Treasury 3.875% 7/31/2027	10,000	10,006
U.S. Treasury 3.75% 8/15/2027	5,043	5,038
U.S. Treasury 3.625% 8/31/2027	2,945	2,937
U.S. Treasury 3.375% 11/30/2027	600	596
U.S. Treasury 3.375% 12/31/2027	10,000	9,924
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	49,037
U.S. Treasury 3.625% 5/31/2028	14,850	14,794
U.S. Treasury 1.25% 6/30/2028	3,325	3,143
U.S. Treasury 4.00% 6/30/2028	6,907	6,937
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,810
U.S. Treasury 3.50% 11/15/2028	410	407
U.S. Treasury 2.625% 2/15/2029	3,270	3,164
U.S. Treasury 4.50% 5/31/2029	825	841
U.S. Treasury 2.625% 7/31/2029	9,309	8,955
U.S. Treasury 4.00% 7/31/2029	15,070	15,141
U.S. Treasury 4.125% 10/31/2029	4,800	4,840
U.S. Treasury 4.125% 11/30/2029	10,200	10,286
U.S. Treasury 4.375% 12/31/2029	23,475	23,875
U.S. Treasury 4.00% 2/28/2030	11,270	11,314
U.S. Treasury 4.00% 3/31/2030	15,000	15,057
U.S. Treasury 3.75% 6/30/2030	17,030	16,924
U.S. Treasury 3.875% 6/30/2030	6,000	5,992
U.S. Treasury 4.00% 7/31/2030	1,185	1,189
U.S. Treasury 4.625% 9/30/2030	1,290	1,327
U.S. Treasury 4.875% 10/31/2030	625	649
U.S. Treasury 3.50% 11/30/2030	505	496
U.S. Treasury 3.625% 12/31/2030	850	839
U.S. Treasury 3.75% 1/31/2031	18,700	18,544
U.S. Treasury 4.25% 6/30/2031	9,625	9,748
U.S. Treasury 4.125% 11/30/2031	3,240	3,257
U.S. Treasury 4.125% 2/29/2032	9,305	9,342
U.S. Treasury 4.125% 3/31/2032	3,000	3,011
U.S. Treasury 4.125% 5/31/2032	10,295	10,324
American Funds Insurance Series — Page 289 of 332

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 6/30/2032	USD16,910	$16,838
U.S. Treasury 2.75% 8/15/2032	8,095	7,489
U.S. Treasury 3.75% 11/30/2032	4,075	3,989
U.S. Treasury 3.875% 12/31/2032	4,095	4,036
U.S. Treasury 4.25% 3/31/2033	7,658	7,711
U.S. Treasury 3.875% 8/15/2033	3,180	3,122
U.S. Treasury 4.375% 5/15/2034	1,687	1,705
U.S. Treasury 3.875% 8/15/2034	1,970	1,920
U.S. Treasury 4.25% 11/15/2034	1,790	1,790
U.S. Treasury 4.625% 2/15/2035	5,000	5,130
U.S. Treasury 4.25% 5/15/2035	1,800	1,795
U.S. Treasury 4.00% 11/15/2035	850	829
U.S. Treasury 4.125% 2/15/2036	1,130	1,112
U.S. Treasury 4.50% 8/15/2039	13,655	13,528
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	544
U.S. Treasury 1.375% 11/15/2040	1,945	1,252
U.S. Treasury 3.875% 5/15/2043	820	727
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,613
U.S. Treasury 4.125% 8/15/2044	11,760	10,663
U.S. Treasury 2.50% 2/15/2045	4,850	3,403
U.S. Treasury 5.00% 5/15/2045	8,955	9,069
U.S. Treasury 4.625% 11/15/2045	180	174
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,400
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	550
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,035
U.S. Treasury 1.375% 8/15/2050	4,330	2,116
U.S. Treasury 1.625% 11/15/2050	35,205	18,362
U.S. Treasury 1.875% 2/15/2051	5,892	3,271
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,975
U.S. Treasury 1.875% 11/15/2051	3,164	1,738
U.S. Treasury 3.00% 8/15/2052	895	636
U.S. Treasury 4.00% 11/15/2052	1,849	1,589
U.S. Treasury 4.75% 11/15/2053	205	199
U.S. Treasury 4.25% 2/15/2054	11,130	9,967
U.S. Treasury 4.625% 5/15/2054	3,165	3,017
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,027
U.S. Treasury 4.75% 8/15/2055	27,230	26,526
U.S. Treasury 4.625% 11/15/2055 (a)	45,240	43,204
U.S. Treasury 4.75% 2/15/2056	24,365	23,758
		747,351
U.S. Treasury inflation-protected securities 4.80%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,609	9,694
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	2,956	2,941
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	37,280	37,873
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,092	1,020
American Funds Insurance Series — Page 290 of 332

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	USD3,395	$3,126
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,369	7,404
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	7,176	7,092
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	141	136
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,504	1,158
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,754	1,292
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	323	229
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	368	208
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	144	76
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	456	401
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	9,252	8,590
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	7,978	7,398
		88,638
Total U.S. Treasury bonds & notes		835,989
Mortgage-backed obligations 41.13% Federal agency mortgage-backed obligations 41.13%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	3	3
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	— (d)	— (d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	401	395
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	946	930
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	690	653
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	— (d)	— (d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	285	270
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9	9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	15	15
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	22,492	19,707
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	240	243
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	124	125
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27	27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	111	112
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14	13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	62	62
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11	11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5	5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28	26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	687	710
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	49	46
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,285	3,086
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	40	37
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6	6
American Funds Insurance Series — Page 291 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	USD5	$5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72	69
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,358	2,206
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	30	28
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43	41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60	58
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18	18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	13	12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	845	794
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	314	294
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	83	77
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	415	389
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	233	218
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,746	2,470
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	691	594
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	439	373
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	147	126
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,494	1,277
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	184	150
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,290	1,042
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	65	53
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	853	705
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	550	447
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	330	278
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,319	1,064
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	813	685
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,131	3,712
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,245	1,060
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	253	213
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	148	127
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	481	406
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,191	1,004
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	538	458
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	361	304
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,978	4,823
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (c)	957	806
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	40	33
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,922	1,622
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	979	840
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	620	558
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	460	373
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,256	1,986
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,834	1,634
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	929	818
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (c)	374	302
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	157	135
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,870	2,578
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,917	1,688
American Funds Insurance Series — Page 292 of 332

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	USD408	$387
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (c)	2,926	2,368
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,913	5,823
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	779	686
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	165	145
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	532	502
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,971	2,397
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	96	78
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,456	2,329
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	49	49
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	43	43
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	199	161
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,339	2,816
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,156	1,982
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	278	277
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	45	45
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	617	598
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,724	7,660
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,130	2,537
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	907	881
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	828	805
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,604	7,543
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,455	4,413
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	557	562
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	515	519
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	75	76
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	206	214
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,425	2,351
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,665	1,706
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	8	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	627	653
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	666	683
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	493	507
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,845	1,862
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	314	331
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	273	276
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,507	2,530
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,395	2,454
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,591	1,633
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,549	1,590
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,141	1,174
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,144	1,173
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	344	334
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	8,605	8,677
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,355	1,390
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	213	218
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	426	413
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	177	178
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	18,595	18,742
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	401	410
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	563	584
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	155	161
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	21	22
American Funds Insurance Series — Page 293 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	USD250	$229
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	480	483
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	128	129
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	8,001	8,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,517	2,605
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	421	424
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	5,277	5,552
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	393	395
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,149	1,166
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	516	533
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	994	1,036
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (c)	4,834	4,863
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,477	1,545
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,702	2,773
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	598	610
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	88	90
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,614	3,765
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (c)	1,448	1,498
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,909	6,066
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,445	3,553
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	716	731
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	128	131
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,481	5,709
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,512	1,570
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	893	934
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	226	231
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	208	214
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	101	103
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	92	94
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	87	89
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	71	73
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,418	1,481
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (c)	1,225	1,267
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,785	1,810
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,265	1,292
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	85	87
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	42	43
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (c)	3,812	3,944
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,299	1,332
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	193	195
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	21	21
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,272	2,317
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	354	364
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	26	27
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (c)	1,900	1,966
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (c)	1,386	1,414
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	854	875
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	24	24
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,456	1,531
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,785	6,823
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (c)	9,690	10,032
Fannie Mae Pool #190445 6.50% 3/1/2055 (c)	5,165	5,343
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (c)	444	467
American Funds Insurance Series — Page 294 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	USD1,528	$1,558
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	65	66
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	64	65
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	238	247
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	1,052	1,108
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (c)	590	601
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (c)	3,309	3,425
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (c)	2,533	2,620
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85	78
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (c)	3,944	3,966
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	2,770	2,825
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	454	468
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	70	74
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (c)	1,614	1,623
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (c)	1,385	1,457
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,089	942
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	325	314
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	408	368
FARM Mortgage Trust, Series 2024-1, Class A, 4.677% 10/1/2053 (c)(e)(f)	909	870
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	— (d)	— (d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	— (d)	— (d)
Freddie Mac Pool #1H1354 6.26% 11/1/2036 (c)(f)	29	30
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	1,032	976
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	205	208
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	419	425
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	588	511
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (c)	8,447	7,598
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21	20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	104	100
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	154	145
Freddie Mac Pool #760014 4.613% 8/1/2045 (c)(f)	197	197
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	57	54
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	38	36
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37	35
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	32	30
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21	20
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17	16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16	15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	668	640
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	36	35
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	31	30
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	21	19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	63	60
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,999	4,790
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	155	152
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	73	72
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	49	48
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
American Funds Insurance Series — Page 295 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	USD122	$114
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	284	266
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	148	139
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	22	20
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,313	1,063
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	28	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,119	912
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,683	1,434
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	703	593
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	50	41
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,941	1,587
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	880	710
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	125	112
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,794	2,254
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,768	6,674
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	388	315
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	409	352
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (c)	941	792
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	102	86
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	253	218
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	119	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,405	3,553
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	873	704
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	291	235
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,313	6,812
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	146	135
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (c)	322	260
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	23
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	308	292
Freddie Mac Pool #8D0226 2.52% 5/1/2052 (c)(f)	385	355
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,369	6,491
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	408	374
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	258	227
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	1,997	1,694
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	48	42
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	133	126
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	178	173
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	45	44
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	36	36
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	777	754
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	180	175
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	115	111
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,604	8,556
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	75	73
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	922	907
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	695	675
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,774	1,790
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,503	3,639
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	659	580
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	763	770
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	720	739
American Funds Insurance Series — Page 296 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	USD366	$375
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	77	75
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	676	682
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	422	424
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (c)	3,014	3,094
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,292	1,327
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	185	195
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,279	1,290
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	11,859	12,155
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	3,114	3,194
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,693	1,738
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	707	725
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	357	369
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	316	325
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	210	216
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	182	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,621	1,688
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,447	1,509
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,376	1,449
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,342	1,414
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	929	980
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	801	842
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	493	511
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	441	469
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (c)	15,079	15,211
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	554	559
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	15,118	15,509
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	15,968	16,359
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	639	644
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	31,858	32,640
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,821	1,867
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	64	66
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	4,071	4,176
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	673	651
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,795	2,816
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	8,685	9,071
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	27	28
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,735	1,747
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	46	48
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	817	822
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,545	3,647
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	154	157
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	4,252	4,451
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	430	432
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	493	500
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	84	84
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	488	504
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	466	469
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	58	60
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,934	2,015
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	954	998
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	10,647	11,025
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,285	2,396
American Funds Insurance Series — Page 297 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	USD854	$890
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	550	576
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	6,674	6,829
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,600	2,668
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	202	207
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	5,040	5,222
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (c)	931	964
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	3,675	3,726
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	841	846
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,682	2,742
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,186	1,213
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	132	135
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	66	67
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	45	46
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (c)	5,246	5,428
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,258	3,394
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	671	674
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	442	454
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	226	232
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	218	226
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	216	223
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	127	130
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	4,063	4,251
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,151	1,196
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (c)	1,107	1,146
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	357	359
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #QX1642 6.50% 12/1/2054 (c)	734	760
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,332	3,431
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,350	1,395
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	942	969
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (c)	119	121
Freddie Mac Pool #SI2134 6.50% 1/1/2055 (c)	2,763	2,859
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (c)	1,250	1,314
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	434	443
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (c)	1,133	1,156
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	4,019	4,202
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	198	199
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	127	130
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	321	340
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (c)	6,199	6,413
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (c)	2,619	2,634
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (c)	2,490	2,540
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (c)	3,566	3,689
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (c)	558	569
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (c)	2,000	2,103
Freddie Mac Pool #RJ5966 6.00% 9/1/2055 (c)	5,043	5,143
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (c)	2,743	2,798
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (c)	1,570	1,653
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	524	481
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (c)	295	305
Freddie Mac Pool #RQ0067 7.00% 11/1/2055 (c)	82	87
American Funds Insurance Series — Page 298 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	USD1,125	$1,148
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	222	234
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,900
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,243	3,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	696	616
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	279	252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,315	3,129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(f)	2,926	2,779
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	749	654
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(f)	1,043	958
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(f)	312	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,324	3,018
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	374	364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	582	526
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,414	1,368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	311	283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,221	1,150
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,518	12,292
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,165	3,016
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	909	846
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	397
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	3,075	2,978
Government National Mortgage Assn. 2.00% 4/1/2056 (c)(g)	2,925	2,417
Government National Mortgage Assn. 5.00% 4/1/2056 (c)(g)	5	5
Government National Mortgage Assn. 3.50% 5/1/2056 (c)(g)	481	439
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	53	56
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	110	119
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	25	25
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	111	114
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	59	62
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,589	1,641
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	591	599
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	385	378
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	14	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	720	596
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	2,629	2,175
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	3,066	2,537
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,219	3,594
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,825	1,572
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	580	498
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,295	2,811
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	76	66
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (c)	773	640
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,777	2,393
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,430	1,234
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	875	754
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	691	593
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	219	196
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	178	147
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	810	698
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	172	154
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	352	292
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,961	1,815
American Funds Insurance Series — Page 299 of 332

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	USD607	$562
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,730	3,444
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	284	269
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	393	372
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	195	184
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	49	48
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	4,018	3,903
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,583	2,512
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,097	1,065
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,266	4,017
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	442	446
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	903	910
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	259	261
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	75	76
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	409	304
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (c)(g)	621	571
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (c)(g)	227	222
Uniform Mortgage-Backed Security 5.00% 4/1/2041 (c)(g)	780	786
Uniform Mortgage-Backed Security 2.00% 5/1/2041 (c)(g)	495	455
Uniform Mortgage-Backed Security 4.00% 5/1/2041 (c)(g)	693	676
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (c)(g)	15	12
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (c)(g)	2,062	1,734
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (c)(g)	6,277	5,514
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (c)(g)	3,145	2,884
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (c)(g)	144	136
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (c)(g)	1,984	1,915
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (c)(g)	3,951	3,970
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (c)(g)	6,518	6,744
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (c)(g)	10,487	8,445
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (c)(g)	10,702	8,995
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (c)(g)	194	183
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (c)(g)	11,463	11,501
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (c)(g)	2,422	2,504
Uniform Mortgage-Backed Security 7.00% 4/1/2056 (c)(g)	1,090	1,147
Total mortgage-backed obligations		759,485
Federal agency bonds & notes 2.61%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	23	23
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,410
Federal Home Loan Bank 5.50% 7/15/2036	300	326
Federal National Mortgage Association 7.125% 1/15/2030	2,000	2,227
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,829
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,963
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,516
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,795
Tennessee Valley Authority 5.88% 4/1/2036	875	965
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	624	603
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	384	388
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,200	2,192
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,106
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,014
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,977
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,773	1,717
American Funds Insurance Series — Page 300 of 332

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		USD2,074	$1,987
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,044
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,535
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	306
			48,145
Total bonds, notes & other debt instruments (cost: $1,677,861,000)			1,643,619
Short-term securities 12.54% Commercial paper 8.81%	Weighted average yield at acquisition
Chariot Funding, LLC 5/4/2026 (e)	3.840%	2,900	2,890
Chevron Corp. 4/6/2026 (e)	3.610	14,000	13,991
Cisco Systems, Inc. 4/13/2026 (e)	3.605	20,700	20,673
Cisco Systems, Inc. 5/26/2026 (e)	3.650	15,600	15,509
Hydro-Québec 4/27/2026 (e)	3.650	7,600	7,579
Johnson & Johnson 4/27/2026 (e)	3.660	22,300	22,238
Merck & Co., Inc. 4/20/2026 (e)	3.750	12,000	11,975
OMERS Finance Trust 4/1/2026	3.650	6,400	6,399
Paccar Financial Corp. 4/27/2026	3.790	10,000	9,972
Paccar Financial Corp. 4/29/2026	3.780	11,600	11,565
Procter & Gamble Co. 6/8/2026 (e)	3.700	10,000	9,929
Prudential Funding, LLC 4/13/2026	3.670	20,000	19,973
Wal-Mart Stores, Inc. 4/27/2026 (e)	3.670	10,000	9,972
			162,665
Federal agency bills & notes 3.73%
Federal Farm Credit Banks 4/16/2026	3.640	17,900	17,873
Federal Home Loan Bank 4/1/2026	3.600	18,700	18,700
Federal Home Loan Bank 5/13/2026	3.554	10,000	9,958
Federal Home Loan Bank 5/27/2026	3.602	5,000	4,972
Federal Home Loan Bank 6/24/2026	3.640	17,500	17,352
			68,855
Total short-term securities (cost: $231,541,000)			231,520
Options purchased (equity style) 0.07%
Options purchased (equity style)*			1,325
Total options purchased (equity style) (cost: $1,228,000)			1,325
Total investment securities 101.62% (cost: $1,909,402,000)			1,876,464
Total options written† (0.11)% (premium received: $1,771,000)			(1,984)
Other assets less liabilities (1.51)%			(27,960)
Net assets 100.00%			$1,846,520
American Funds Insurance Series — Page 301 of 332

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,325
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
5 Year U.S. Treasury Note Futures Option	35	4/24/2026	USD109.00	USD(3,500)	$(6)
5 Year U.S. Treasury Note Futures Option	159	4/24/2026	109.25	(15,900)	(21)
5 Year U.S. Treasury Note Futures Option	70	4/24/2026	109.50	(7,000)	(7)
					$(34)
Put
5 Year U.S. Treasury Note Futures Option	35	4/24/2026	USD109.00	USD(3,500)	$(35)
5 Year U.S. Treasury Note Futures Option	159	4/24/2026	109.25	(15,900)	(191)
5 Year U.S. Treasury Note Futures Option	70	4/24/2026	109.50	(7,000)	(100)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(1,624)
					$(1,950)
					$(1,984)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	3	6/17/2026	USD722	$(5)
3 Month SOFR Futures	Long	26	9/16/2026	6,262	(29)
3 Month SOFR Futures	Long	1,526	3/17/2027	367,633	403
2 Year U.S. Treasury Note Futures	Long	4,764	7/6/2026	988,269	(6,020)
5 Year U.S. Treasury Note Futures	Long	2,486	7/6/2026	268,935	(3,240)
10 Year Ultra U.S. Treasury Note Futures	Long	331	6/30/2026	37,574	115
10 Year U.S. Treasury Note Futures	Short	705	6/30/2026	(78,288)	842
20 Year U.S. Treasury Bond Futures	Long	190	6/30/2026	21,636	(486)
30 Year Ultra U.S. Treasury Bond Futures	Long	483	6/30/2026	56,300	(1,559)
					$(9,979)
American Funds Insurance Series — Page 302 of 332

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	$7	$—	$7
4.815%	Annual	SOFR	Annual	5/6/2026	31,500	30	—	30
4.723%	Annual	SOFR	Annual	5/7/2026	30,490	27	—	27
4.659%	Annual	SOFR	Annual	5/17/2026	45,400	50	—	50
SOFR	Annual	4.528%	Annual	6/18/2026	2,700	(4)	—	(4)
3.53%	Annual	SOFR	Annual	1/23/2027	7,300	(12)	—	(12)
3.5405%	Annual	SOFR	Annual	1/23/2027	12,100	(18)	—	(18)
3.535%	Annual	SOFR	Annual	1/23/2027	13,000	(20)	—	(20)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	7,893	(55)	—	(55)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	8,416	(59)	—	(59)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	8,274	(63)	—	(63)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	8,200	(62)	—	(62)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	16,400	(124)	—	(124)
SOFR	Annual	4.186%	Annual	2/18/2027	54,150	(218)	—	(218)
3.7645%	Annual	SOFR	Annual	2/20/2027	23,600	9	—	9
3.761%	Annual	SOFR	Annual	2/20/2027	11,800	4	—	4
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	55,910	446	—	446
4.5895%	Annual	SOFR	Annual	5/6/2027	22,710	213	—	213
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(43)	—	(43)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(36)	—	(36)
3.6475%	Annual	SOFR	Annual	2/27/2028	19,700	5	—	5
SOFR	Annual	3.529%	Annual	1/29/2030	4,800	9	—	9
SOFR	Annual	3.528%	Annual	1/29/2030	4,000	8	—	8
SOFR	Annual	3.5485%	Annual	1/29/2030	5,200	6	—	6
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	5,418	—	5,418
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(39)	—	(39)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	(30)	—	(30)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(23)	—	(23)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(24)	—	(24)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(24)	—	(24)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(45)	—	(45)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(28)	—	(28)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(32)	—	(32)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(40)	—	(40)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(35)	—	(35)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(35)	—	(35)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(290)	—	(290)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	1,901	—	1,901
3.43574%	Annual	SOFR	Annual	6/17/2031	6,104	(50)	—	(50)
3.403%	Annual	SOFR	Annual	6/17/2031	7,249	(70)	—	(70)
SOFR	Annual	3.326%	Annual	9/19/2032	10,880	226	—	226
SOFR	Annual	3.4225%	Annual	9/22/2032	10,938	167	—	167
SOFR	Annual	3.61832%	Annual	1/31/2033	4,900	23	—	23
SOFR	Annual	3.67958%	Annual	1/31/2033	4,900	6	—	6
SOFR	Annual	4.1615%	Annual	5/15/2033	330	(9)	—	(9)
SOFR	Annual	4.15%	Annual	5/15/2033	880	(24)	—	(24)
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	21	—	21
SOFR	Annual	3.6025%	Annual	1/8/2034	4,655	46	—	46
American Funds Insurance Series — Page 303 of 332

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	$18	$—	$18
SOFR	Annual	3.846%	Annual	2/9/2036	5,500	— (d)	—	— (d)
SOFR	Annual	3.817%	Annual	2/10/2036	8,170	19	—	19
SOFR	Annual	3.73632%	Annual	6/17/2036	6,802	72	—	72
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	1,024	—	1,024
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(1,272)	—	(1,272)
3.616%	Annual	SOFR	Annual	8/5/2044	5,600	(372)	—	(372)
3.561%	Annual	SOFR	Annual	8/9/2044	4,800	(354)	—	(354)
SOFR	Annual	3.9815%	Annual	11/6/2044	10,330	203	—	203
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	613	—	613
SOFR	Annual	2.85282%	Annual	12/6/2052	540	112	—	112
SOFR	Annual	2.93542%	Annual	12/6/2052	550	107	—	107
SOFR	Annual	3.01413%	Annual	1/12/2053	1,401	256	—	256
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	254	—	254
SOFR	Annual	2.974%	Annual	4/17/2053	800	152	—	152
SOFR	Annual	3.044%	Annual	4/18/2053	800	142	—	142
SOFR	Annual	3.0875%	Annual	4/19/2053	800	137	—	137
SOFR	Annual	3.1035%	Annual	4/19/2053	800	135	—	135
SOFR	Annual	3.0895%	Annual	4/20/2053	800	137	—	137
SOFR	Annual	2.9405%	Annual	4/28/2053	800	156	—	156
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	283	—	283
SOFR	Annual	3.085%	Annual	5/9/2053	900	154	—	154
SOFR	Annual	3.1135%	Annual	5/10/2053	800	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	1,510	112	—	112
SOFR	Annual	3.7205%	Annual	2/21/2054	520	35	—	35
SOFR	Annual	3.47875%	Annual	8/5/2054	4,200	455	—	455
SOFR	Annual	3.415%	Annual	8/9/2054	3,700	440	—	440
4.07464%	Annual	SOFR	Annual	6/17/2056	1,708	(11)	—	(11)
						$10,251	$—	$10,251

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,144,000, which represented 1.04% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,626,000, which represented 6.26% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 304 of 332

Managed Risk Growth Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 85.05%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,016,131	$388,719
Total growth funds (cost: $297,477,000)		388,719
Fixed income funds 9.77%
American Funds Insurance Series – The Bond Fund of America, Class 1	4,696,399	44,663
Total fixed income funds (cost: $44,730,000)		44,663
Short-term securities 4.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	19,371,062	19,371
Total short-term securities (cost: $19,371,000)		19,371
Options purchased (equity style) 0.76%
Options purchased (equity style)*		3,450
Total options purchased (cost: $3,748,000)		3,450
Total investment securities 99.82% (cost: $365,326,000)		456,203
Other assets less liabilities 0.18%		835
Net assets 100.00%		$457,038
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	10	USD6,529	USD4,625.00	6/18/2026	$17
S&P 500 Index	325	212,177	4,700.00	6/18/2026	628
S&P 500 Index	10	6,529	4,750.00	6/18/2026	20
S&P 500 Index	75	48,964	4,825.00	6/18/2026	164
S&P 500 Index	20	13,057	4,850.00	6/18/2026	45
S&P 500 Index	10	6,529	5,000.00	6/18/2026	25
S&P 500 Index	405	264,405	4,750.00	9/18/2026	2,296
S&P 500 Index	10	6,529	4,775.00	9/18/2026	53
S&P 500 Index	10	6,529	4,800.00	9/18/2026	58
S&P 500 Index	25	16,321	4,875.00	9/18/2026	144
					$3,450
American Funds Insurance Series — Page 305 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
British Pound Currency Futures	Short	6	6/15/2026	USD(496)	$1
Euro Currency Futures	Short	8	6/15/2026	(1,159)	(7)
Russell 2000 E-mini Index Futures	Short	6	6/18/2026	(754)	(10)
S&P Mid 400 E-mini Index Futures	Short	19	6/18/2026	(6,453)	(64)
S&P 500 E-mini Index Futures	Short	167	6/18/2026	(54,866)	(634)
FTSE 100 Index Futures	Short	3	6/19/2026	(408)	(6)
Euro Stoxx 50 Index Futures	Short	19	6/19/2026	(1,224)	— (b)
Mini MSCI Emerging Market Index Futures	Short	35	6/19/2026	(2,546)	(8)
					$(728)
Investments in affiliates (c)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.05%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$6,683	$11,427	$4,997	$(41,212)	$388,719	$—	$—
Fixed income funds 9.77%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	2,593	8,577	(58)	18	44,663	—	—
Total 94.82%				$4,939	$(41,194)	$433,382	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Amount less than one thousand.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 306 of 332

Managed Risk International Fund
Investment portfolio
March 31, 2026
unaudited

Growth funds 84.26%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	3,985,121	$88,031
Total growth funds (cost: $64,402,000)		88,031
Fixed income funds 9.66%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,061,131	10,092
Total fixed income funds (cost: $10,164,000)		10,092
Short-term securities 4.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	4,967,356	4,967
Total short-term securities (cost: $4,967,000)		4,967
Options purchased (equity style) 1.20%
Options purchased (equity style)*		1,257
Total options purchased (cost: $795,000)		1,257
Total investment securities 99.87% (cost: $80,328,000)		104,347
Other assets less liabilities 0.13%		134
Net assets 100.00%		$104,481
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
iShares MSCI EAFE ETF	2,425	USD23,554	USD70.00	6/18/2026	$180
iShares MSCI EAFE ETF	450	4,371	75.00	6/18/2026	38
iShares MSCI EAFE ETF	675	6,556	70.00	9/18/2026	55
iShares MSCI EAFE ETF	8,975	87,174	75.00	9/18/2026	969
iShares MSCI EAFE ETF	75	728	81.00	9/18/2026	15
					$1,257
American Funds Insurance Series — Page 307 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
S&P 500 E-mini Index Futures	Short	9	6/18/2026	USD(2,957)	$38
MSCI EAFE Index Futures	Long	23	6/19/2026	3,336	95
Mini MSCI Emerging Market Index Futures	Short	68	6/19/2026	(4,946)	77
					$210
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.26%
American Funds Insurance Series – International Fund, Class 1	$96,391	$597	$8,473	$3,288	$(3,772)	$88,031	$—	$—
Fixed income funds 9.66%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	943	2,184	27	(29)	10,092	—	—
Total 93.92%				$3,315	$(3,801)	$98,123	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 308 of 332

Managed Risk Washington Mutual Investors
Fund
Investment portfolio
March 31, 2026
unaudited

Growth-and-income funds 84.63%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,104,063	$248,514
Total growth-and-income funds (cost: $191,672,000)		248,514
Fixed income funds 9.82%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	2,917,308	28,823
Total fixed income funds (cost: $28,954,000)		28,823
Short-term securities 4.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	12,489,857	12,490
Total short-term securities (cost: $12,490,000)		12,490
Options purchased (equity style) 0.96%
Options purchased (equity style)*		2,827
Total options purchased (cost: $2,546,000)		2,827
Total investment securities 99.67% (cost: $235,662,000)		292,654
Other assets less liabilities 0.33%		982
Net assets 100.00%		$293,636
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	10	USD6,529	USD4,650.00	6/18/2026	$18
S&P 500 Index	100	65,285	4,700.00	6/18/2026	193
S&P 500 Index	35	22,850	4,825.00	6/18/2026	76
S&P 500 Index	10	6,529	4,850.00	6/18/2026	23
S&P 500 Index	10	6,529	5,000.00	6/18/2026	26
S&P 500 Index	420	274,198	4,750.00	9/18/2026	2,381
S&P 500 Index	10	6,529	4,775.00	9/18/2026	53
S&P 500 Index	10	6,529	4,875.00	9/18/2026	57
					$2,827
American Funds Insurance Series — Page 309 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
British Pound Currency Futures	Short	4	6/15/2026	USD(331)	$— (b)
Euro Currency Futures	Short	3	6/15/2026	(434)	(3)
Russell 2000 E-mini Index Futures	Short	7	6/18/2026	(879)	(6)
S&P Mid 400 E-mini Index Futures	Short	5	6/18/2026	(1,698)	(20)
S&P 500 E-mini Index Futures	Short	97	6/18/2026	(31,868)	(421)
FTSE 100 Index Futures	Short	2	6/19/2026	(272)	(1)
Euro Stoxx 50 Index Futures	Short	8	6/19/2026	(515)	1
					$(450)
Investments in affiliates (c)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.63%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$1,511	$13,524	$4,753	$(12,305)	$248,514	$—	$—
Fixed income funds 9.82%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	1,802	4,479	68	(119)	28,823	—	—
Total 94.45%				$4,821	$(12,424)	$277,337	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Amount less than one thousand.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 310 of 332

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2026
unaudited

Growth-and-income funds 79.05%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,842,679	$1,547,867
Total growth-and-income funds (cost: $1,318,253,000)		1,547,867
Fixed income funds 14.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	30,519,086	290,237
Total fixed income funds (cost: $291,236,000)		290,237
Short-term securities 4.56%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	89,282,199	89,282
Total short-term securities (cost: $89,282,000)		89,282
Options purchased (equity style) 1.52%
Options purchased (equity style)*		29,692
Total options purchased (cost: $27,241,000)		29,692
Total investment securities 99.95% (cost: $1,726,012,000)		1,957,078
Other assets less liabilities 0.05%		1,016
Net assets 100.00%		$1,958,094
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	90	USD58,757	USD4,625.00	6/18/2026	$157
S&P 500 Index	85	55,492	4,650.00	6/18/2026	155
S&P 500 Index	1,110	724,666	4,700.00	6/18/2026	2,146
S&P 500 Index	65	42,435	4,750.00	6/18/2026	132
S&P 500 Index	390	254,612	4,825.00	6/18/2026	850
S&P 500 Index	140	91,399	4,850.00	6/18/2026	315
S&P 500 Index	40	26,114	5,000.00	6/18/2026	102
S&P 500 Index	4,230	2,761,564	4,750.00	9/18/2026	23,976
S&P 500 Index	75	48,964	4,775.00	9/18/2026	400
S&P 500 Index	30	19,586	4,800.00	9/18/2026	174
S&P 500 Index	80	52,228	4,850.00	9/18/2026	453
S&P 500 Index	145	94,664	4,875.00	9/18/2026	832
					$29,692
American Funds Insurance Series — Page 311 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Japanese Yen Currency Futures	Short	3	6/15/2026	USD(238)	$(1)
Euro Currency Futures	Short	11	6/15/2026	(1,593)	(7)
British Pound Currency Futures	Short	89	6/15/2026	(7,357)	22
S&P Mid 400 E-mini Index Futures	Short	50	6/18/2026	(16,983)	(179)
S&P 500 E-mini Index Futures	Short	112	6/18/2026	(36,796)	(324)
Euro Stoxx 50 Index Futures	Short	26	6/19/2026	(1,675)	(12)
Mini MSCI Emerging Market Index Futures	Short	80	6/19/2026	(5,818)	(80)
FTSE 100 Index Futures	Short	54	6/19/2026	(7,342)	(102)
					$(683)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.05%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$26,724	$80,307	$22,949	$(88,230)	$1,547,867	$—	$—
Fixed income funds 14.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	18,574	41,755	789	(1,002)	290,237	—	—
Total 93.87%				$23,738	$(89,232)	$1,838,104	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 312 of 332

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2026
unaudited

Asset allocation funds 95.09%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	48,902,755	$1,317,929
Total asset allocation funds (cost: $1,129,020,000)		1,317,929
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	64,678,403	64,678
Total short-term securities (cost: $64,678,000)		64,678
Options purchased (equity style) 0.15%
Options purchased (equity style)*		2,130
Total options purchased (cost: $2,820,000)		2,130
Total investment securities 99.91% (cost: $1,196,518,000)		1,384,737
Other assets less liabilities 0.09%		1,230
Net assets 100.00%		$1,385,967
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	45	USD29,378	USD4,650.00	6/18/2026	$82
S&P 500 Index	340	221,970	4,700.00	6/18/2026	657
S&P 500 Index	20	13,057	4,750.00	6/18/2026	41
S&P 500 Index	60	39,171	4,825.00	6/18/2026	131
S&P 500 Index	205	133,835	4,750.00	9/18/2026	1,162
S&P 500 Index	10	6,529	4,850.00	9/18/2026	57
					$2,130
American Funds Insurance Series — Page 313 of 332

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
British Pound Currency Futures	Short	5	6/15/2026	USD(413)	$(1)
Euro Currency Futures	Short	10	6/15/2026	(1,448)	(10)
Russell 2000 E-mini Index Futures	Short	2	6/18/2026	(251)	(7)
S&P Mid 400 E-mini Index Futures	Short	27	6/18/2026	(9,171)	(181)
S&P 500 E-mini Index Futures	Short	146	6/18/2026	(47,966)	(1,083)
FTSE 100 Index Futures	Short	3	6/19/2026	(408)	(6)
Euro Stoxx 50 Index Futures	Short	23	6/19/2026	(1,481)	(28)
Mini MSCI Emerging Market Index Futures	Short	51	6/19/2026	(3,709)	(119)
					$(1,435)
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.09%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$3,497	$64,097	$11,822	$(38,076)	$1,317,929	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 314 of 332

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
American Funds Insurance Series — Page 315 of 332

unaudited
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options on futures	Options equity indexes	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	Not applicable	$7,153	$19,430	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	Not applicable	154,451	442	$8,127	$5,710
Asset Allocation Fund	Not applicable	Not applicable	Not applicable	2,945,304	Not applicable	580,030	71,369
Global Balanced Fund	$14,587	Not applicable	$2,855	74,849	90,243	33,663	4,812
The Bond Fund of America	Not applicable	Not applicable	Not applicable	5,545,661	199,965	1,036,376	191,742
Capital World Bond Fund	99,176	Not applicable	19,346	905,981	587,881	532,196	70,129
American High-Income Trust	Not applicable	Not applicable	Not applicable	28,467	Not applicable	Not applicable	19,582
American Funds Mortgage Fund	Not applicable	Not applicable	Not applicable	94,960	Not applicable	2,283	Not applicable
U.S. Government Securities Fund	1,204,767	Not applicable	Not applicable	1,920,393	Not applicable	784,068	Not applicable
Managed Risk Growth Fund	Not applicable	$677,248	Not applicable	654	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	112,987	Not applicable	71	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	Not applicable	399,741	Not applicable	2,570	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	Not applicable	4,387,254	Not applicable	44,816	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	579,032	Not applicable	7,324	Not applicable	Not applicable	Not applicable
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Insurance Series — Page 316 of 332

unaudited
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of March 31, 2026, were as follows (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,500,665	$1,148,757	$—	$2,649,422
Industrials	690,521	690,386	—	1,380,907
Financials	486,395	607,170	—	1,093,565
Consumer discretionary	646,880	406,918	—	1,053,798
Health care	603,630	196,040	—	799,670
Communication services	317,935	140,151	—	458,086
Materials	218,563	138,146	—	356,709
Consumer staples	94,235	176,517	—	270,752
Energy	81,377	74,632	—	156,009
Real estate	31,463	62,638	—	94,101
Utilities	47,969	34,857	—	82,826
Short-term securities	241,575	—	—	241,575
Total	$4,961,208	$3,676,212	$—	$8,637,420
American Funds Insurance Series — Page 317 of 332

unaudited
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$291,025	$329,523	$—	$620,548
Financials	196,761	251,088	—	447,849
Information technology	264,066	127,754	217	392,037
Health care	207,771	66,412	—	274,183
Consumer discretionary	153,693	117,966	—	271,659
Materials	133,471	135,953	—	269,424
Energy	118,055	10,642	—	128,697
Consumer staples	66,241	18,862	—	85,103
Communication services	32,620	36,718	—	69,338
Real estate	11,591	48,354	—	59,945
Utilities	35,150	13,866	—	49,016
Preferred securities	5,650	—	7,776	13,426
Convertible bonds & notes	—	1,523	2,629	4,152
Bonds, notes & other debt instruments	—	933	—	933
Short-term securities	165,117	—	—	165,117
Total	$1,681,211	$1,159,594	$10,622	$2,851,427
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$12,788,536	$843,541	$65,417	$13,697,494
Communication services	8,352,468	—	—	8,352,468
Consumer discretionary	7,142,462	241,056	—	7,383,518
Health care	4,971,461	53,297	3,346	5,028,104
Industrials	4,273,407	157,615	5,022	4,436,044
Financials	3,115,889	121,280	—	3,237,169
Energy	1,326,173	28,077	—	1,354,250
Materials	1,171,021	154,316	—	1,325,337
Consumer staples	1,107,833	—	4,743	1,112,576
Real estate	514,814	—	—	514,814
Utilities	417,496	—	—	417,496
Preferred securities	—	—	575,179	575,179
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	74,289	74,289
Short-term securities	2,173,122	—	—	2,173,122
Total	$47,354,682	$1,599,182	$727,996	$49,681,860
*
Amount less than one thousand.
American Funds Insurance Series — Page 318 of 332

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended March 31, 2026 (dollars in thousands):
	Common stocks	Convertible stocks	Preferred securities	Rights & warrants	Total
Beginning value at 1/1/2026
Transfers into level 3	—	—	—	—	—
Purchases	30,336	23,988	194,967	—	249,291
Sales	—	—	—	—	—
Net realized gain (loss)	—	—11,834	—	—	—11,834
Unrealized appreciation (depreciation)	6,218	26,058	65,097	—	97,373
Transfers out of level 3	—	—	—	—	—
Ending value at 3/31/2026	$78,528	$74,289	$575,179	—	$727,996
Net unrealized appreciation during the period on level 3 investment securities held at 3/31/2026	$6,218	$14,871	$65,097	—	$86,186
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$78,528	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
Convertible stocks	$74,289	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Preferred securities	$575,179	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	25%	25%	Decrease
		Market comparables	EV/Gross Profit multiple	11.3x	11.3x	Increase
			Premium to EV/Gross Profit multiple	50%	50%	Increase
			DLOM	13%	13%	Decrease
			Transaction price	Not applicable	Not applicable	Not applicable
Rights & warrants	$ -	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$727,996
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
American Funds Insurance Series — Page 319 of 332

unaudited
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$115,513	$1,189,297	$6,050	$1,310,860
Industrials	129,181	914,471	—	1,043,652
Financials	120,942	921,202	—	1,042,144
Materials	567,170	273,100	—	840,270
Energy	406,876	200,690	—	607,566
Communication services	—	562,564	—	562,564
Consumer discretionary	74,247	425,897	—	500,144
Consumer staples	39,292	295,383	—	334,675
Health care	—	306,569	—	306,569
Utilities	23,963	239,894	—	263,857
Preferred securities	53,040	—	553	53,593
Rights & warrants	—	—	— *	— *
Short-term securities	387,032	—	—	387,032
Total	$1,917,256	$5,329,067	$6,603	$7,252,926
*
Amount less than one thousand.
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$252,148	$695,775	$483	$948,406
Financials	144,392	493,561	— *	637,953
Industrials	143,935	340,481	—	484,416
Consumer discretionary	150,146	216,893	—	367,039
Communication services	123,993	221,702	—	345,695
Materials	185,575	130,580	— *	316,155
Consumer staples	61,571	112,397	—	173,968
Health care	52,625	107,247	—	159,872
Energy	70,907	67,171	— *	138,078
Utilities	23,546	31,651	—	55,197
Real estate	843	44,820	—	45,663
Preferred securities	20,303	7,091	6,902	34,296
Bonds, notes & other debt instruments	—	91,171	—	91,171
Short-term securities	105,429	998	—	106,427
Total	$1,335,413	$2,561,538	$7,385	$3,904,336

American Funds Insurance Series — Page 320 of 332

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$86	$—	$—	$86
Unrealized appreciation on open forward currency contracts	—	188	—	188
Liabilities:
Unrealized depreciation on futures contracts	(38)	—	—	(38)
Unrealized depreciation on open forward currency contracts	—	(85)	—	(85)
Total	$48	$103	$—	$151
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,274,491	$—	$—	$2,274,491
Financials	1,741,129	—	—	1,741,129
Industrials	1,505,326	—	—	1,505,326
Health care	1,297,328	—	—	1,297,328
Consumer staples	1,021,913	—	—	1,021,913
Consumer discretionary	809,258	—	—	809,258
Communication services	646,763	—	—	646,763
Energy	485,572	—	—	485,572
Utilities	435,937	—	—	435,937
Real estate	352,681	—	—	352,681
Materials	317,089	—	—	317,089
Convertible stocks	99,352	—	—	99,352
Short-term securities	406,094	—	—	406,094
Total	$11,392,933	$—	$—	$11,392,933
U.S. Small and Mid Cap Equity Fund

As of March 31, 2026, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 321 of 332

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$296,044	$158,228	$—	$454,272
Industrials	129,403	175,673	—	305,076
Financials	102,681	123,692	— *	226,373
Communication services	126,486	46,960	—	173,446
Materials	117,935	41,087	—	159,022
Health care	114,740	38,799	—	153,539
Consumer discretionary	86,364	43,262	—	129,626
Energy	89,606	27,577	—	117,183
Consumer staples	57,759	40,920	—	98,679
Utilities	38,197	37,224	—	75,421
Real estate	7,974	8,571	—	16,545
Preferred securities	11,362	730	—	12,092
Convertible stocks	3,208	—	—	3,208
Bonds, notes & other debt instruments	—	622	—	622
Short-term securities	55,157	—	—	55,157
Total	$1,236,916	$743,345	$— *	$1,980,261
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$12,456,107	$782,505	$—	$13,238,612
Industrials	4,559,606	262,560	—	4,822,166
Financials	4,487,895	—	—	4,487,895
Communication services	3,782,782	36,599	—	3,819,381
Health care	3,762,305	—	—	3,762,305
Consumer discretionary	3,689,140	—	—	3,689,140
Energy	1,802,443	—	—	1,802,443
Consumer staples	668,366	771,628	—	1,439,994
Materials	1,233,249	—	—	1,233,249
Utilities	1,088,139	—	—	1,088,139
Real estate	527,247	—	—	527,247
Short-term securities	1,190,307	—	—	1,190,307
Total	$39,247,586	$1,853,292	$—	$41,100,878
American Funds Insurance Series — Page 322 of 332

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,063	$75,178	$— *	$80,241
Industrials	6,546	52,839	—	59,385
Information technology	2,695	52,859	—	55,554
Materials	17,172	20,000	— *	37,172
Consumer staples	5,207	26,943	—	32,150
Consumer discretionary	4,175	26,410	—	30,585
Health care	897	27,273	—	28,170
Communication services	1,138	26,530	—	27,668
Energy	11,631	14,217	— *	25,848
Utilities	994	17,024	—	18,018
Real estate	761	6,174	—	6,935
Preferred securities	—	150	—	150
Short-term securities	16,714	—	—	16,714
Total	$72,993	$345,597	$— *	$418,590
*
Amount less than one thousand.
American Funds Insurance Series — Page 323 of 332

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$110,339	$133,673	$— *	$244,012
Information technology	100,074	63,626	—	163,700
Industrials	65,983	79,586	—	145,569
Health care	98,469	45,564	—	144,033
Consumer staples	80,105	56,426	—	136,531
Energy	87,608	17,631	—	105,239
Utilities	53,736	50,296	—	104,032
Consumer discretionary	48,355	35,486	—	83,841
Materials	36,871	21,099	—	57,970
Communication services	23,385	31,814	—	55,199
Real estate	31,939	5,218	—	37,157
Preferred securities	2,430	—	—	2,430
Convertible stocks	6,975	—	—	6,975
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	114,125	—	114,125
Mortgage-backed obligations	—	92,103	96	92,199
Corporate bonds and notes	—	61,616	16	61,632
Asset-backed obligations	—	10,697	—	10,697
Bonds & notes of governments & government agencies outside the U.S.	—	1,615	—	1,615
Loans	—	286	200	486
Municipals	—	340	—	340
Investment funds	37,992	—	—	37,992
Short-term securities	84,611	—	—	84,611
Total	$868,872	$821,201	$312	$1,690,385

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$104	$—	$—	$104
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	287	—	287
Unrealized appreciation on centrally cleared credit default swaps	—	21	—	21
Liabilities:
Unrealized depreciation on futures contracts	(1,198)	—	—	(1,198)
Unrealized depreciation on open forward currency contracts	—	(20)	—	(20)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$(1,094)	$289	$—	$(805)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 324 of 332

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,218,029	$141,600	$—	$4,359,629
Industrials	2,472,332	145,389	—	2,617,721
Financials	1,980,233	—	— *	1,980,233
Health care	1,624,081	3,405	12,914	1,640,400
Consumer discretionary	1,456,562	61,813	767	1,519,142
Materials	1,313,506	83,881	— *	1,397,387
Communication services	1,219,475	20,297	—	1,239,772
Consumer staples	879,241	61,205	—	940,446
Utilities	375,264	—	—	375,264
Energy	348,483	—	697	349,180
Real estate	33,264	—	—	33,264
Preferred securities	—	—	735	735
Rights & warrants	—	—	— *	— *
Convertible stocks	41,056	—	—	41,056
Convertible bonds & notes	—	21,149	—	21,149
Bonds, notes & other debt instruments:
Corporate bonds and notes	—	2,443,011	2,678	2,445,689
U.S. Treasury bonds & notes	—	2,441,543	—	2,441,543
Mortgage-backed obligations	—	2,113,741	—	2,113,741
Asset-backed obligations	—	476,321	—	476,321
Other bonds & notes	—	138,169	7,529	145,698
Investment funds	844,414	—	—	844,414
Short-term securities	2,095,085	—	—	2,095,085
Total	$18,901,025	$8,151,524	$25,320	$27,077,869

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,909	$—	$—	$2,909
Unrealized appreciation on centrally cleared interest rate swaps	—	8,945	—	8,945
Unrealized appreciation on centrally cleared credit default swaps	—	26	—	26
Liabilities:
Unrealized depreciation on futures contracts	(30,545)	—	—	(30,545)
Unrealized depreciation on centrally cleared credit default swaps	—	(371)	—	(371)
Total	$(27,636)	$8,600	$—	$(19,036)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 325 of 332

unaudited
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$41,850	$13,175	$—	$55,025
Industrials	23,248	19,182	—	42,430
Financials	16,713	20,492	—	37,205
Health care	23,203	4,530	—	27,733
Utilities	17,129	5,860	—	22,989
Materials	19,110	2,325	—	21,435
Energy	15,973	2,108	—	18,081
Consumer discretionary	10,019	7,477	—	17,496
Communication services	16,819	294	—	17,113
Consumer staples	5,391	8,070	—	13,461
Real estate	—	1,429	—	1,429
Preferred securities	1,399	—	—	1,399
Convertible stocks	2,670	—	—	2,670
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	55,265	—	55,265
Corporate bonds and notes	—	27,274	—	27,274
U.S. Treasury bonds & notes	—	25,793	—	25,793
Mortgage-backed obligations	—	21,339	—	21,339
Asset-backed obligations	—	3,324	—	3,324
Municipals	—	129	—	129
Investment funds	4,238	—	—	4,238
Short-term securities	30,025	—	—	30,025
Options purchased on foreign currencies (equity style)	—	12	—	12
Total	$227,787	$218,078	$—	$445,865

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$5	$—	$—	$5
Unrealized appreciation on futures contracts	171	—	—	171
Unrealized appreciation on open forward currency contracts	—	399	—	399
Unrealized appreciation on centrally cleared interest rate swaps	—	417	—	417
Unrealized appreciation on bilateral interest rate swaps	—	7	—	7
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Value of options written (equity style)	—	(4)	—	(4)
Unrealized depreciation on options purchased (futures style)	(27)	—	—	(27)
Unrealized depreciation on futures contracts	(585)	—	—	(585)
Unrealized depreciation on open forward currency contracts	—	(317)	—	(317)
Unrealized depreciation on centrally cleared interest rate swaps	—	(349)	—	(349)
Unrealized depreciation on bilateral interest rate swaps	—	(56)	—	(56)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(436)	$94	$—	$(342)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American Funds Insurance Series — Page 326 of 332

unaudited
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,618,915	$—	$3,618,915
Mortgage-backed obligations	—	3,426,017	1,313	3,427,330
U.S. Treasury bonds & notes	—	2,986,279	—	2,986,279
Asset-backed obligations	—	432,159	—	432,159
Bonds & notes of governments & government agencies outside the U.S.	—	199,112	—	199,112
Municipals	—	169,107	—	169,107
Federal agency bonds & notes	—	11,897	—	11,897
Loans	—	—	5,804	5,804
Common stocks	—	14	—	14
Short-term securities	156,981	—	—	156,981
Total	$156,981	$10,843,500	$7,117	$11,007,598
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(243,121)	—	(243,121)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,303	$—	$—	$4,303
Unrealized appreciation on open forward currency contracts	—	657	—	657
Unrealized appreciation on centrally cleared interest rate swaps	—	8,044	—	8,044
Unrealized appreciation on bilateral interest rate swaps	—	1,163	—	1,163
Unrealized appreciation on centrally cleared credit default swaps	—	1,612	—	1,612
Liabilities:
Unrealized depreciation on futures contracts	(32,677)	—	—	(32,677)
Unrealized depreciation on open forward currency contracts	—	(338)	—	(338)
Unrealized depreciation on bilateral interest rate swaps	—	(8,021)	—	(8,021)
Unrealized depreciation on centrally cleared interest rate swaps	—	(963)	—	(963)
Unrealized depreciation on centrally cleared credit default swaps	—	— †	—	— †
Total	$(28,374)	$2,154	$—	$(26,220)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American Funds Insurance Series — Page 327 of 332

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$294,439	$—	$294,439
Japanese yen	—	97,525	—	97,525
British pounds	—	62,148	—	62,148
South Korean won	—	41,506	—	41,506
Australian dollars	—	25,227	—	25,227
Brazilian reais	—	25,076	—	25,076
Hungarian forints	—	21,009	—	21,009
Indian rupees	—	18,762	—	18,762
Canadian dollars	—	18,277	—	18,277
Czech korunas	—	14,524	—	14,524
Peruvian nuevos soles	—	14,220	—	14,220
Mexican pesos	—	8,729	—	8,729
Chinese yuan renminbi	—	7,316	—	7,316
Colombian pesos	—	7,257	—	7,257
Malaysian ringgits	—	6,815	—	6,815
Danish kroner	—	6,070	—	6,070
South African rand	—	6,062	—	6,062
Indonesian rupiah	—	5,983	—	5,983
Polish zloty	—	3,783	—	3,783
New Zealand dollars	—	3,419	—	3,419
Norwegian kroner	—	3,174	—	3,174
Chilean pesos	—	2,937	—	2,937
Turkish lira	—	1,717	—	1,717
Philippine pesos	—	1,159	—	1,159
U.S. dollars	—	682,587	614	683,201
Preferred securities	—	—	78	78
Common stocks	16	—	62	78
Investment funds	22,671	—	—	22,671
Short-term securities	53,198	—	—	53,198
Options purchased on foreign currencies (equity style)	—	89	—	89
Total	$75,885	$1,379,810	$754	$1,456,449

American Funds Insurance Series — Page 328 of 332

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$35	$—	$—	$35
Unrealized appreciation on futures contracts	3,378	—	—	3,378
Unrealized appreciation on open forward currency contracts	—	2,412	—	2,412
Unrealized appreciation on centrally cleared interest rate swaps	—	3,992	—	3,992
Unrealized appreciation on bilateral interest rate swaps	—	46	—	46
Unrealized appreciation on centrally cleared credit default swaps	—	236	—	236
Liabilities:
Value of options written (equity style)	—	(30)	—	(30)
Unrealized depreciation on options purchased (futures style)	(210)	—	—	(210)
Unrealized depreciation on futures contracts	(5,639)	—	—	(5,639)
Unrealized depreciation on open forward currency contracts	—	(4,524)	—	(4,524)
Unrealized depreciation on bilateral interest rate swaps	—	(3,849)	—	(3,849)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,414)	—	(3,414)
Unrealized depreciation on centrally cleared credit default swaps	—	(119)	—	(119)
Total	$(2,436)	$(5,250)	$—	$(7,686)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$721,435	$2,168	$723,603
Loans	—	30,125	2,379	32,504
Mortgage-backed obligations	—	—	461	461
Municipals	—	362	—	362
Convertible bonds & notes	—	1,353	—	1,353
Common stocks	28,940	6,254	19,900	55,094
Preferred securities	—	—	1,669	1,669
Rights & warrants	—	102	—	102
Short-term securities	32,956	—	—	32,956
Total	$61,896	$759,631	$26,577	$848,104

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37	$—	$—	$37
Unrealized appreciation on centrally cleared credit default swaps	—	34	—	34
Liabilities:
Unrealized depreciation on futures contracts	(212)	—	—	(212)
Unrealized depreciation on centrally cleared credit default swaps	—	(23)	—	(23)
Total	$(175)	$11	$—	$(164)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 329 of 332

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Mortgage- backed obligations	Common stocks	Preferred securities	Total
Beginning value at 12/31/2025	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	2,059	36	—	891	—	2,986
Sales	—	(396)	(96)	(2,464)	—	(2,956)
Net realized gain (loss)	—	(26)	(3)	949	—	920
Unrealized appreciation (depreciation)	(43)	67	(20)	(156)	(44)	(196)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 3/31/2026	$2,168	$2,379	$461	$19,900	$1,669	$26,577
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 3/31/2026	$(305)	$(80)	$(22)	$(156)	$(44)	$(607)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$2,168	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transactions	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,379	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.3x	10.3x	Increase
Mortgage-backed obligations	461	Discounted cash flow	Discount rate	11%	11%	Decrease
Common stocks	19,900	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	11%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.6x - 10.3x	7.9x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
Preferred securities	1,669	Market comparables	EV/EBITDA multiple	4.3x	4.3x	Increase
	$26,577
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CAPEX = Capital expenditures
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Insurance Series — Page 330 of 332

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$82,001	$—	$82,001
U.S. Treasury bonds & notes	—	8,903	—	8,903
Asset-backed obligations	—	1,916	—	1,916
Short-term securities	—	12,463	—	12,463
Total	$—	$105,283	$—	$105,283

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$39	$—	$—	$39
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(687)	—	—	(687)
Unrealized depreciation on centrally cleared interest rate swaps	—	(14)	—	(14)
Total	$(648)	$87	$—	$(561)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of March 31, 2026, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$835,989	$—	$835,989
Mortgage-backed obligations	—	759,485	—	759,485
Federal agency bonds & notes	—	48,145	—	48,145
Short-term securities	—	231,520	—	231,520
Options purchased on futures (equity style)	1,325	—	—	1,325
Total	$1,325	$1,875,139	$—	$1,876,464

American Funds Insurance Series — Page 331 of 332

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Value of options written (equity style)	$(34)	$—	$—	$(34)
Unrealized appreciation on futures contracts	1,360	—	—	1,360
Unrealized appreciation on centrally cleared interest rate swaps	—	13,772	—	13,772
Liabilities:
Value of options written (equity style)	(1,950)	—	—	(1,950)
Unrealized depreciation on futures contracts	(11,339)	—	—	(11,339)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,521)	—	(3,521)
Total	$(11,963)	$10,251	$—	$(1,712)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of March 31, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

As of March 31, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund

As of March 31, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of March 31, 2026, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of March 31, 2026, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
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American Funds Insurance Series — Page 332 of 332